PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Asset-backed securities—4.5%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R1, Class M4,
1 mo. USD Term SOFR + 1.224%,
5.216%, due 03/25/35[1]	$99,116	$99,160
Amortizing Residential Collateral Trust,
Series 2004-1, Class A5,
1 mo. USD Term SOFR + 1.114%,
5.106%, due 10/25/34[1]	62,791	62,049
Anchorage Capital CLO 28 Ltd.,
Series 2024-28A, Class A,
3 mo. USD Term SOFR + 1.700%,
5.584%, due 04/20/37[1,2]	500,000	501,133
Apex Credit CLO Ltd.,
Series 2024-1A, Class A1,
3 mo. USD Term SOFR + 1.800%,
5.684%, due 04/20/36[1,2]	500,000	502,800
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1,
1 mo. USD Term SOFR + 1.314%,
5.306%, due 08/25/34[1]	709,853	719,625

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
Chase Funding Trust,
Series 2002-3, Class 2A1,
1 mo. USD Term SOFR + 0.754%,
4.746%, due 08/25/32[1]	$99,993	$99,531
Series 2002-4, Class 2A1,
1 mo. USD Term SOFR + 0.854%,
4.846%, due 10/25/32[1]	3,623	3,629
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4,
1 mo. USD Term SOFR + 0.614%,
4.606%, due 07/25/34[1]	49,389	48,933
Countrywide Asset-Backed Certificates Trust,
Series 2004-4, Class M1,
1 mo. USD Term SOFR + 0.834%,
4.826%, due 07/25/34[1]	5,542	5,966
Series 2004-6, Class M1,
1 mo. USD Term SOFR + 1.014%,
5.006%, due 10/25/34[1]	34,876	34,702
Diameter Capital CLO 6 Ltd.,
Series 2024-6A, Class A1,
3 mo. USD Term SOFR + 1.610%,
5.515%, due 04/15/37[1,2]	700,000	701,445

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
EMC Mortgage Loan Trust,
Series 2003-A, Class A2,
1 mo. USD Term SOFR + 1.614%,
5.606%, due 08/25/40[1,2]	$45,190	$46,195
EquiFirst Loan Securitization Trust,
Series 2007-1, Class A1,
1 mo. USD Term SOFR + 0.454%,
4.446%, due 04/25/37[1,2]	916,249	858,386
Gallatin CLO VIII Ltd.,
Series 2017-1A, Class A1R,
3 mo. USD Term SOFR + 1.352%,
5.256%, due 07/15/31[1,2]	786,641	787,476
Generate CLO 3 Ltd.,
Series 3A, Class A2R,
3 mo. USD Term SOFR + 1.830%,
5.714%, due 10/20/36[1,2]	700,000	701,749
KGS-Alpha SBA COOF Trust,
Series 2012-5, Class A,
IO,
1.129%, due 04/25/38[1,2,3,4]	3,768,021	75,737
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2,
1 mo. USD Term SOFR + 0.294%,
4.286%, due 04/25/37[1]	42,441	24,247

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A,
1 mo. USD Term SOFR + 0.994%,
3.294%, due 08/25/33[1]	$82,801	$76,029
Saxon Asset Securities Trust,
Series 2005-3, Class M3,
1 mo. USD Term SOFR + 0.864%,
0.907%, due 11/25/35[1]	35,960	35,850
Soundview Home Loan Trust,
Series 2007-OPT1, Class 1A1,
1 mo. USD Term SOFR + 0.314%,
4.306%, due 06/25/37[1]	491,453	339,244
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M2,
1 mo. USD Term SOFR + 0.804%,
4.796%, due 09/25/35[1]	609,175	587,607
Sycamore Tree CLO Ltd.,
Series 2023-2A, Class AR,
3 mo. USD Term SOFR + 1.680%,
5.564%, due 01/20/37[1,2]	400,000	400,608
TCW CLO Ltd.,
Series 2024-1A, Class A1,
3 mo. USD Term SOFR + 1.600%,
5.494%, due 01/16/37[1,2]	500,000	500,762

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Asset-backed securities—(concluded)
Venture 33 CLO Ltd.,
Series 2018-33A, Class A1LR,
3 mo. USD Term SOFR + 1.322%,
5.226%, due 07/15/31[1,2]	$96,875	$97,213
Venture 36 CLO Ltd.,
Series 2019-36A, Class A1AR,
3 mo. USD Term SOFR + 1.392%,
5.276%, due 04/20/32[1,2]	363,430	363,600
Total asset-backed securities
(cost—$7,577,164)		7,673,676

Mortgage-backed securities—18.8%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 3A21,
4.781%, due 11/25/35[1]	222,021	154,254
BCAP LLC Trust,
Series 2010-RR1, Class 1A4,
4.763%, due 03/26/37[1,2]	47,200	38,844
Series 2013-RR1, Class 3A4,
6.000%, due 10/26/37[1,2]	118,536	80,386
Bear Stearns ARM Trust,
Series 2004-2, Class 12A2,
4.339%, due 05/25/34[1]	17,457	16,210
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC3, Class A2,
5.500%, due 06/25/34[1]	260,721	254,483

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1,
5.750%, due 10/25/33[1]	$66,969	$77,319
Chevy Chase Funding LLC Mortgage-Backed Certificates,
Series 2004-1A, Class A1,
1 mo. USD Term SOFR + 0.394%,
4.386%, due 01/25/35[1,2]	5,392	5,335
CHL Mortgage Pass-Through Trust,
Series 2003-HYB1, Class 1A1,
4.387%, due 05/19/33[1]	2,188	2,036
Series 2007-15, Class 2A2,
6.500%, due 09/25/37	23,859	8,599
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series Q034, Class APT2,
2.873%, due 07/25/54[1]	1,082,491	1,056,360
Series KJ45, Class A2,
4.660%, due 01/25/31	600,000	608,879
Federal Home Loan Mortgage Corp. REMICS,
Series 4265, Class ES,
(3.200)* 30 day USD SOFR Average + 13.394%,
0.000%, due 11/15/43[1]	828,981	783,268

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2614, Class WO,
PO,
0.000%, due 05/15/33[5]	$252,199	$221,916
Series 4839, Class UO,
PO,
0.000%, due 08/15/56[5]	359,705	231,309
Series 4836,
PO,
0.000%, due 10/15/58[5]	643,652	400,636
Series 4255, Class SN,
(2.667)* 30 day USD SOFR Average + 11.961%,
0.456%, due 05/15/35[1]	245,855	249,344
Series 4263, Class SD,
(2.667)* 30 day USD SOFR Average + 11.961%,
0.672%, due 11/15/43[1]	273,675	249,231
Series 3635, Class IB,
IO,
1.523%, due 10/15/37[1]	25,799	1,276
Series 3598, Class JI,
IO,
1.560%, due 10/15/37[1]	10,158	467
Series 4367, Class GS,
IO,
1.673%, due 03/15/37[1]	26,075	1,427
Series 3621, Class WI,
IO,
1.686%, due 05/15/37[1]	17,169	927

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 4076, Class SW,
IO, (1.000)* 30 day USD SOFR Average + 5.936%,
1.702%, due 07/15/42[1]	$764,097	$82,904
Series 3684, Class JI,
IO,
1.784%, due 11/15/36[1]	81,037	4,679
Series 4394, Class WI,
IO,
1.813%, due 08/15/41[1]	22,401	1,240
Series 4438, Class WI,
IO,
1.827%, due 11/15/38[1]	74,569	4,136
Series 4156, Class SA,
IO, (1.000)* 30 day USD SOFR Average + 6.086%,
1.852%, due 01/15/33[1]	375,854	33,562
Series 4463,
IO,
1.892%, due 02/15/38[1]	45,117	2,404
Series 4338, Class SB,
IO,
1.922%, due 10/15/41[1]	44,988	2,578
Series 3962, Class KS,
IO,
1.939%, due 06/15/38[1]	68,192	4,091
Series 4324,
IO,
1.985%, due 08/15/36[1]	27,311	1,857

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 5034, Class MI,
IO,
2.000%, due 11/25/50	$605,372	$81,438
Series 3339, Class LI,
IO, (1.000)* 30 day USD SOFR Average + 6.366%,
2.132%, due 07/15/37[1]	359,184	33,467
Series 4182, Class YI,
IO,
2.500%, due 03/15/28	381,530	7,994
Series 4100, Class HI,
IO,
3.000%, due 08/15/27	25,843	441
Series 4182, Class QI,
IO,
3.000%, due 02/15/33	27,383	1,292
Series 4165, Class TI,
IO,
3.000%, due 12/15/42	368,077	17,992
Series 2513, Class AS,
IO, (1.000)* 30 day USD SOFR Average + 7.886%,
3.652%, due 02/15/32[1]	74,911	8,320
Series 4544, Class IP,
IO,
4.000%, due 01/15/46	791,473	136,370
Series 3442, Class MT,
30 day USD SOFR Average + 0.114%,
4.348%, due 07/15/34[1]	20,540	19,145

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2411, Class FJ,
30 day USD SOFR Average + 0.464%,
4.698%, due 12/15/29[1]	$3,099	$3,091
Series 3096, Class FL,
30 day USD SOFR Average + 0.514%,
4.748%, due 01/15/36[1]	40,718	40,404
Series 3114, Class PF,
30 day USD SOFR Average + 0.514%,
4.748%, due 02/15/36[1]	245,962	244,165
Series 3153, Class UF,
30 day USD SOFR Average + 0.544%,
4.778%, due 05/15/36[1]	60,140	59,772
Series 4832, Class FW,
30 day USD SOFR Average + 0.464%,
4.820%, due 04/15/38[1]	502,826	496,276
Series 4940, Class FE,
30 day USD SOFR Average + 0.664%,
4.847%, due 01/25/50[1]	209,562	205,789
Series 2400, Class FQ,
30 day USD SOFR Average + 0.614%,
4.848%, due 01/15/32[1]	5,257	5,255
Series 4068, Class UF,
30 day USD SOFR Average + 0.614%,
4.848%, due 06/15/42[1]	326,720	325,450

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 3667, Class FW,
30 day USD SOFR Average + 0.664%,
4.898%, due 02/15/38[1]	$3,747	$3,736
Series 4945, Class F,
30 day USD SOFR Average + 0.614%,
4.970%, due 12/15/46[1]	78,846	77,825
Series 3671, Class FQ,
30 day USD SOFR Average + 0.964%,
5.198%, due 12/15/36[1]	353,237	355,840
Series 3864, Class NT,
(9.167)* 30 day USD SOFR Average + 59.451%,
5.500%, due 03/15/39[1]	149,700	151,542
Series 2136, Class GD,
IO,
7.000%, due 03/15/29	176	10
Series 2178, Class PI,
IO,
7.500%, due 08/15/29	1,700	157
Federal Home Loan Mortgage Corp. STRIPS,
Series 389, Class C40,
IO,
2.500%, due 10/15/52	4,082,022	620,378
Series 303, Class C19,
IO,
3.500%, due 01/15/43	336,642	54,545

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 345, Class C13,
IO,
3.500%, due 08/15/45	$497,737	$74,164
Series 330, Class F4,
30 day USD SOFR Average + 0.464%,
4.820%, due 10/15/37[1]	113,807	112,401
Series 326, Class F2,
30 day USD SOFR Average + 0.664%,
4.898%, due 03/15/44[1]	197,099	196,889
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
Series 2015-SC02, Class 1A,
3.000%, due 09/25/45	161,613	141,924
Series 2017-SC01, Class 1A,
3.000%, due 12/25/46	309,415	269,253
Series 2017-SC01, Class 2A,
3.500%, due 12/25/46	354,931	315,548
Federal National Mortgage Association
4.300%, due 12/25/32[1]	3,500,000	3,513,809
Federal National Mortgage Association Interest STRIPS,
Series 419, Class C3,
IO,
3.000%, due 11/25/43	71,336	9,560
Series 413, Class 111,
IO,
4.000%, due 07/25/42[1]	347,367	48,893

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 431, Class C57,
IO,
4.365%, due 04/25/53[1]	$877,813	$163,159
Series 386, Class 14,
IO,
6.500%, due 04/25/38	24,674	5,491
Federal National Mortgage Association REMICS,
Series 2015-73, Class ES,
(2.333)* 30 day USD SOFR Average + 9.066%,
0.000%, due 10/25/45[1]	176,805	117,874
Series 2022-3, Class SD,
IO, (1.000)* 30 day USD SOFR Average + 2.550%,
0.000%, due 02/25/52[1]	3,463,325	15,087
Series 2012-111, Class HS,
(0.833)* 30 day USD SOFR Average + 3.571%,
0.086%, due 10/25/42[1]	36,376	25,137
Series 2014-84, Class AI,
IO, (1.000)* 30 day USD SOFR Average + 6.036%,
0.200%, due 02/25/43[1]	203,900	1,292
Series 2012-134, Class BH,
1.250%, due 12/25/27	1,117,122	1,090,684
Series 2016-76, Class CS,
IO,
1.407%, due 10/25/46[1]	27,548	1,181

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2014-42, Class SA,
IO,
1.413%, due 07/25/44[1]	$73,168	$2,969
Series 2016-17, Class CS,
IO,
1.465%, due 04/25/46[1]	48,606	2,351
Series 2015-19, Class AI,
IO,
1.552%, due 04/25/55[1]	120,561	5,877
Series 2012-77,
IO,
1.562%, due 07/25/52[1]	75,731	3,726
Series 2015-50, Class SB,
IO,
1.573%, due 07/25/45[1]	399,701	22,988
Series 2015-64, Class KS,
IO,
1.598%, due 09/25/45[1]	68,240	2,764
Series 2014-43, Class BS,
IO,
1.605%, due 07/25/44[1]	130,780	8,130
Series 2014-92, Class SB,
IO,
1.653%, due 01/25/45[1]	66,101	3,598
Series 2015-10, Class SA,
IO,
1.666%, due 03/25/45[1]	160,473	8,945
Series 2014-47, Class BI,
IO,
1.672%, due 08/25/54[1]	126,428	6,633

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2019-62, Class SN,
IO, (1.000)* 30 day USD SOFR Average + 5.886%,
1.703%, due 11/25/49[1]	$171,407	$23,231
Series 2015-58, Class AI,
IO,
1.828%, due 08/25/55[1]	73,503	4,149
Series 2014-45, Class SA,
IO,
1.853%, due 08/25/44[1]	65,986	4,667
Series 2013-28, Class YS,
IO, (1.000)* 30 day USD SOFR Average + 6.036%,
1.853%, due 07/25/42[1]	267,461	33,401
Series 2013-34, Class PS,
IO, (1.000)* 30 day USD SOFR Average + 6.036%,
1.853%, due 08/25/42[1]	214,265	19,377
Series 2020-70,
IO,
1.945%, due 10/25/50[1]	6,795,140	335,662
Series 2010-76, Class SA,
IO, (1.000)* 30 day USD SOFR Average + 6.386%,
2.203%, due 07/25/40[1]	238,620	19,084
Series 2021-3, Class TI,
IO,
2.500%, due 02/25/51	771,050	132,666
Series 2018-28, Class CA,
3.000%, due 05/25/48	181,380	163,147

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2013-30, Class GI,
IO,
3.000%, due 01/25/43	$517,756	$36,602
Series 2013-45, Class IK,
IO,
3.000%, due 02/25/43	362,239	32,267
Series 2013-30, Class JI,
IO,
3.000%, due 04/25/43	195,729	22,059
Series 2013-116, Class IY,
IO,
3.000%, due 09/25/43	161,186	9,542
Series 2016-14,
IO,
3.000%, due 03/25/46	287,708	35,461
Series 2016-20, Class EI,
IO,
3.000%, due 04/25/46	96,682	9,629
Series 2016-52, Class PI,
IO,
3.000%, due 04/25/46	229,685	24,408
Series 2016-64, Class IA,
IO,
3.000%, due 05/25/46	222,384	24,994
Series 2016-63, Class YI,
IO,
3.500%, due 04/25/46	31,034	2,504
Series 2015-47, Class GI,
IO,
4.000%, due 06/25/44	19,339	1,007

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2012-122, Class LI,
IO,
4.500%, due 07/25/41	$109,005	$5,375
Series 2020-54, Class WF,
30 day USD SOFR Average + 0.564%,
4.525%, due 08/25/50[1]	297,779	286,234
Series 2018-85, Class FE,
30 day USD SOFR Average + 0.414%,
4.597%, due 12/25/48[1]	1,129,361	1,114,918
Series 2007-67, Class FB,
30 day USD SOFR Average + 0.434%,
4.617%, due 07/25/37[1]	21,538	21,290
Series 2012-128, Class FK,
30 day USD SOFR Average + 0.464%,
4.647%, due 11/25/42[1]	98,036	96,492
Series 2002-60, Class F1,
30 day USD SOFR Average + 0.514%,
4.697%, due 06/25/32[1]	23,385	23,340
Series 2019-10, Class FA,
30 day USD SOFR Average + 0.514%,
4.697%, due 03/25/49[1]	1,706,239	1,689,899
Series 2012-90, Class FB,
30 day USD SOFR Average + 0.554%,
4.737%, due 08/25/42[1]	33,897	33,586

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2010-141, Class FA,
30 day USD SOFR Average + 0.614%,
4.797%, due 12/25/40[1]	$93,861	$93,300
Series 2009-33, Class FB,
30 day USD SOFR Average + 0.934%,
5.117%, due 03/25/37[1]	194,721	195,900
Series 2024-38, Class FA,
30 day USD SOFR Average + 0.800%,
5.155%, due 01/25/51[1]	1,418,331	1,421,037
Series 2024-10, Class AF,
30 day USD SOFR Average + 0.900%,
5.255%, due 12/25/50[1]	606,599	606,237
Federal National Mortgage Association-ACES,
Series 2020-M33, Class X2,
IO,
2.242%, due 01/25/31[1]	581,868	32,836
Series 2016-M11, Class AL,
2.944%, due 07/25/39	362,518	333,977
Fremont Home Loan Trust,
Series 2004-A, Class M1,
1 mo. USD Term SOFR + 0.939%,
4.931%, due 01/25/34[1]	226,086	217,820

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Government National Mortgage Association REMICS,
Series 2015-126, Class GS,
(2.333)* 1 mo. USD Term SOFR + 9.066%,
0.000%, due 09/20/45[1]	$323,052	$218,001
Series 2007-18, Class CO,
PO,
0.000%, due 03/20/35[5]	7,822	7,489
Series 2016-180, Class WI,
IO,
0.296%, due 09/20/45[1]	187,200	8,689
Series 2016-138, Class WI,
IO,
0.328%, due 08/20/45[1]	95,396	4,164
Series 2015-127, Class AS,
IO,
0.332%, due 06/20/43[1]	110,360	6,057
Series 2017-57, Class WI,
IO,
0.388%, due 12/20/45[1]	46,499	2,348
Series 2017-15, Class WI,
IO,
0.413%, due 11/20/45[1]	111,918	4,931
Series 2015-180, Class SA,
IO,
0.880%, due 06/20/42[1]	113,159	6,206
Series 2015-166, Class SA,
IO,
0.930%, due 06/20/42[1]	103,955	4,516
Series 2017-H23, Class MA,
3.000%, due 11/20/67	473,262	461,552

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2013-77, Class GI,
IO,
3.000%, due 02/20/43	$603,155	$51,555
Series 2014-158, Class IA,
IO,
3.500%, due 10/20/29	113,276	4,204
Series 2013-23, Class IP,
IO,
3.500%, due 08/20/42	469,003	48,898
Series 2015-165, Class IB,
IO,
3.500%, due 11/20/42	112,396	10,199
Series 2016-118, Class IE,
IO,
3.500%, due 09/20/46	25,646	3,737
Series 2024-H07, Class FC,
30 day USD SOFR Average + 0.650%,
4.834%, due 02/20/74[1]	638,405	637,836
Series 2024-H07, Class JF,
30 day USD SOFR Average + 0.790%,
4.974%, due 04/20/74[1]	474,203	474,449
Series 2013-H19, Class DF,
1 mo. USD Term SOFR + 0.764%,
5.037%, due 05/20/63[1]	107,444	107,443
Series 2015-H30, Class FA,
1 mo. USD Term SOFR + 0.794%,
5.067%, due 08/20/61[1]	3,151	3,153

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2015-H29, Class FJ,
1 mo. USD Term SOFR + 0.794%,
5.067%, due 11/20/65[1]	$410,378	$411,056
Series 2024-H01, Class FB,
30 day USD SOFR Average + 0.900%,
5.084%, due 01/20/74[1]	946,529	950,936
Series 2015-H29, Class FA,
1 mo. USD Term SOFR + 0.814%,
5.087%, due 10/20/65[1]	287	287
Series 2010-H01, Class FA,
1 mo. USD Term SOFR + 0.934%,
5.100%, due 01/20/60[1]	164,065	164,808
Series 2013-H23, Class TA,
1 mo. USD Term SOFR + 0.834%,
5.107%, due 09/20/63[1]	28,878	28,939
Series 2024-H02, Class FH,
30 day USD SOFR Average + 0.930%,
5.114%, due 01/20/74[1]	1,808,455	1,818,901
Series 2015-H27, Class FA,
1 mo. USD Term SOFR + 0.864%,
5.137%, due 09/20/65[1]	446,422	447,556
Series 2024-H02, Class FJ,
30 day USD SOFR Average + 1.000%,
5.184%, due 12/20/73[1]	1,433,631	1,440,513

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2016-H14, Class FA,
1 mo. USD Term SOFR + 0.914%,
5.187%, due 06/20/66[1]	$91,509	$91,803
Series 2013-H20, Class FB,
1 mo. USD Term SOFR + 1.114%,
5.387%, due 08/20/63[1]	53,141	53,654
GS Mortgage-Backed Securities Trust,
Series 2022-MM1, Class A2,
2.500%, due 07/25/52[1,2]	1,360,333	1,140,854
GSR Mortgage Loan Trust,
Series 2004-14, Class 2A1,
1 mo. USD Term SOFR + 0.444%,
4.436%, due 12/25/34[1]	872	846
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A,
1 mo. USD Term SOFR + 0.754%,
4.746%, due 02/25/35[1]	130,718	122,586
JP Morgan Alternative Loan Trust,
Series 2008-R4, Class 2A1,
1 mo. USD Term SOFR + 0.614%,
4.780%, due 06/27/37[1,2]	367,399	211,851
JP Morgan Mortgage Trust,
Series 2019-6, Class A11,
1 mo. USD Term SOFR + 1.014%,
5.006%, due 12/25/49[1,2]	242,829	233,730

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2019-INV2, Class A11,
1 mo. USD Term SOFR + 1.014%,
5.006%, due 02/25/50[1,2]	$396,182	$377,594
Merrill Lynch Mortgage Investors Trust,
Series 2004-A, Class A1,
1 mo. USD Term SOFR + 0.574%,
4.566%, due 04/25/29[1]	7,553	7,011
Series 2004-1, Class 2A2,
5.335%, due 12/25/34[1]	40,525	38,319
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1,
1 mo. USD Term SOFR + 0.434%,
4.426%, due 01/25/35[1]	9,493	9,104
Morgan Stanley Re-REMICS Trust,
Series 2010-R4, Class 4B,
1 mo. USD Term SOFR + 0.344%,
2.846%, due 02/26/37[1,2]	76,852	68,069
Mortgage Equity Conversion Asset Trust,
Series 2007-FF3, Class A,
1 yr. CMT + 0.500%,
4.090%, due 05/25/42[1,2]	595,316	549,081
OBX Trust,
Series 2022-INV2, Class A1,
3.000%, due 01/25/52[1,2]	480,216	419,176

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A1,
1 mo. USD Term SOFR + 0.614%,
4.606%, due 07/25/36[1]	$184,387	$115,236
Sequoia Mortgage Trust,
Series 5, Class A,
1 mo. USD Term SOFR + 0.814%,
4.846%, due 10/19/26[1]	13,852	13,698
Sequoia Mortgage Trust 11,
Series 11, Class A,
1 mo. USD Term SOFR + 1.014%,
5.046%, due 12/20/32[1]	57,266	50,075
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 1A2,
1 mo. USD Term SOFR + 0.554%,
4.546%, due 05/25/37[1]	69,470	65,053
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD Term SOFR + 0.534%,
4.526%, due 04/25/36[1]	115,313	105,615
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3,
5.389%, due 04/25/45[1]	12,763	12,513

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(concluded)
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR9, Class 2A,
5.703%, due 09/25/33[1]	$20,481	$20,024
Total mortgage-backed securities
(cost—$35,937,971)		31,841,391

U.S. government agency obligations—189.1%
Federal Home Loan Mortgage Corp.
2.000%, due 04/01/36	541,090	501,071
2.500%, due 01/01/31	43,821	42,533
2.500%, due 11/01/31	18,048	17,443
2.500%, due 07/01/32	29,395	28,302
2.500%, due 08/01/32	138,424	132,994
2.500%, due 09/01/32	186,788	179,386
2.500%, due 11/01/32	5,917	5,683
2.500%, due 12/01/32	172,093	165,052
2.500%, due 01/01/33	43,229	41,445
2.500%, due 12/01/50	957,983	814,429
2.500%, due 08/01/51	4,185,085	3,620,853
2.500%, due 09/01/51	727,662	627,996
2.500%, due 03/01/52	1,142,031	979,013
2.500%, due 04/01/52	83,800	71,773
3.000%, due 10/01/26	2,390	2,373
3.000%, due 11/01/26	12,991	12,892
3.000%, due 01/01/27	75,085	74,477
3.000%, due 02/01/32	61,366	59,891
3.000%, due 04/01/32	316,062	308,245
3.000%, due 05/01/32	213,296	207,931

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 07/01/32	$116,398	$113,408
3.000%, due 10/01/32	121,425	118,209
3.000%, due 11/01/32	216,928	211,132
3.000%, due 01/01/33	481,491	467,768
3.000%, due 02/01/40	863,227	811,711
3.000%, due 06/01/42	1,283,597	1,186,195
3.000%, due 07/01/42	149,473	138,130
3.000%, due 08/01/42	52,258	48,292
3.000%, due 04/01/43	102,654	95,179
3.000%, due 05/01/43	62,550	58,034
3.000%, due 12/01/44	123,286	113,524
3.000%, due 08/01/46	127,673	115,112
3.000%, due 12/01/46	548,955	499,760
3.000%, due 06/01/50	445,521	403,462
3.000%, due 04/01/51	1,403,389	1,243,858
3.000%, due 06/01/51	681,767	604,267
3.000%, due 07/01/51	4,580,060	4,113,400
3.000%, due 10/01/51	125,991	113,516
3.000%, due 12/01/51	1,110,697	984,438
3.000%, due 03/01/52	897,194	800,642
3.000%, due 04/01/52	1,601,956	1,429,709
3.050%, due 03/01/32	221,351	205,414
3.500%, due 09/01/32	126,338	124,686
3.500%, due 12/01/33	76,508	75,154
3.500%, due 06/01/34	46,814	45,864
3.500%, due 07/01/34	19,845	19,440

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.500%, due 03/01/35	$310,034	$303,057
3.500%, due 04/01/35	154,062	150,516
3.500%, due 03/01/42	519	498
3.500%, due 07/01/43	540	516
3.500%, due 05/01/48	536,774	503,176
3.500%, due 02/01/50	223,958	207,408
4.000%, due 01/01/37	116,754	115,225
4.000%, due 03/01/43	447,426	437,291
4.000%, due 07/01/43	68,785	67,227
4.000%, due 08/01/44	948,934	929,630
4.000%, due 11/01/47	106,683	103,081
4.000%, due 01/01/48	291,607	281,775
4.000%, due 02/01/48	15,973	15,434
4.000%, due 03/01/48	7,929	7,644
4.000%, due 04/01/48	21,438	20,666
4.000%, due 06/01/48	81,837	78,353
4.000%, due 10/01/48	1,338,528	1,291,219
4.000%, due 12/01/48	116,240	111,292
4.000%, due 04/01/49	447,438	430,752
4.500%, due 09/01/34	277,409	278,667
4.500%, due 01/01/36	8,734	8,774
4.500%, due 05/01/37	993	997
4.500%, due 05/01/38	23,228	23,313
4.500%, due 12/01/42	103,934	103,824
4.500%, due 01/01/43	133,637	133,495
4.500%, due 02/01/43	205,070	204,852

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 06/01/43	$334,072	$333,689
4.500%, due 02/01/49	35,590	35,223
4.500%, due 06/01/50	235,464	232,452
4.500%, due 12/01/52	403,311	395,859
4.500%, due 03/01/53	447,556	438,556
4.500%, due 06/01/53	169,350	165,844
5.000%, due 11/01/27	765	766
5.000%, due 09/01/33	39,703	40,402
5.000%, due 06/01/34	2,318	2,362
5.000%, due 04/01/35	15,101	15,414
5.000%, due 05/01/35	23,637	24,127
5.000%, due 07/01/35	37,355	38,127
5.000%, due 08/01/35	6,363	6,495
5.000%, due 10/01/35	6,176	6,304
5.000%, due 12/01/35	177	181
5.000%, due 07/01/38	103,824	106,250
5.000%, due 11/01/38	62,789	64,213
5.000%, due 06/01/39	14,486	14,813
5.000%, due 03/01/40	1,449	1,487
5.000%, due 07/01/40	74,711	76,490
5.000%, due 09/01/40	66,070	67,638
5.000%, due 11/01/40	10,014	10,283
5.000%, due 02/01/41	70,397	72,091
5.000%, due 03/01/41	15,455	15,827
5.000%, due 04/01/41	31,567	32,394
5.000%, due 05/01/41	24,976	25,578

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
5.000%, due 07/01/41	$15,546	$15,920
5.000%, due 08/01/44	13,826	14,140
5.000%, due 03/01/49	497,078	506,652
5.000%, due 02/01/53	488,542	489,047
5.000%, due 03/01/53	242,308	242,216
5.000%, due 05/01/53	506,171	505,688
5.000%, due 06/01/53	1,189,386	1,193,793
5.000%, due 08/01/53	381,481	382,952
5.500%, due 02/01/32	364	373
5.500%, due 12/01/32	813	837
5.500%, due 02/01/33	16,923	17,446
5.500%, due 05/01/33	191	197
5.500%, due 06/01/33	75,787	78,140
5.500%, due 12/01/33	13,146	13,553
5.500%, due 12/01/34	10,999	11,432
5.500%, due 06/01/35	182,013	188,600
5.500%, due 07/01/35	1,420	1,464
5.500%, due 10/01/35	59,916	62,357
5.500%, due 12/01/35	20,663	21,508
5.500%, due 06/01/36	105,580	109,733
5.500%, due 12/01/36	170,790	177,918
5.500%, due 03/01/37	16,360	17,044
5.500%, due 07/01/37	29,091	30,306
5.500%, due 10/01/37	814	848
5.500%, due 04/01/38	33,208	34,594
5.500%, due 05/01/38	3,872	4,036

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
5.500%, due 12/01/38	$503	$525
5.500%, due 01/01/39	15,647	16,301
5.500%, due 09/01/39	48,618	50,651
5.500%, due 02/01/40	1,942	2,025
5.500%, due 03/01/40	2,079	2,168
5.500%, due 04/01/40	999,900	1,021,419
5.500%, due 05/01/40	29,374	30,624
5.500%, due 03/01/41	30,849	32,163
6.000%, due 11/01/37	322,059	341,468
6.000%, due 04/01/55	2,880,563	3,003,201
6.000%, due 05/01/55	5,926,598	6,172,677
1 yr. CMT + 2.137%,
6.262%, due 01/01/28[1]	1,190	1,189
1 yr. CMT + 2.217%,
6.347%, due 11/01/29[1]	13,375	13,412
1 yr. CMT + 2.250%,
6.368%, due 09/01/34[1]	146,919	150,467
1 yr. CMT + 2.150%,
6.406%, due 11/01/27[1]	9,490	9,484
1 yr. CMT + 2.433%,
6.483%, due 10/01/27[1]	5,299	5,306
6.500%, due 05/01/45	107,030	111,958
6.500%, due 09/01/53	21,680	22,771
6.500%, due 11/01/53	519,684	546,888
6.500%, due 01/01/54	201,957	212,422
6.500%, due 04/01/54	41,097	43,279

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
6.500%, due 07/01/54	$228,535	$240,378
6.500%, due 11/01/54	219,184	230,598
6.500%, due 06/01/55	37,597	39,970
6.500%, due 07/01/55	33,197	35,275
6.500%, due 08/01/55	615,174	648,534
6.500%, due 09/01/55	226,700	238,882
1 yr. CMT + 2.282%,
6.532%, due 06/01/28[1]	3,913	3,917
1 yr. CMT + 2.282%,
6.532%, due 07/01/28[1]	2,537	2,548
1 yr. USD RFUCCT + 1.765%,
6.536%, due 11/01/36[1]	142,770	145,581
1 yr. USD RFUCCT + 1.855%,
6.622%, due 11/01/41[1]	325,577	334,254
1 yr. CMT + 2.525%,
6.650%, due 12/01/29[1]	641	647
1 yr. USD RFUCCT + 1.767%,
6.657%, due 10/01/39[1]	334,926	341,107
1 yr. CMT + 2.415%,
6.665%, due 11/01/25[1]	365	363
1 yr. CMT + 2.665%,
6.665%, due 10/01/27[1]	1,077	1,081
1 yr. CMT + 2.415%,
6.732%, due 01/01/29[1]	3,845	3,839

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 2.625%,
7.125%, due 01/01/30[1]	$10,130	$10,247
Federal National Mortgage Association
1.500%, due 08/01/51	431,597	334,376
2.000%, due 05/01/28	35,512	34,687
2.000%, due 09/01/31	45,694	43,592
2.000%, due 11/01/31	130,588	124,310
2.000%, due 01/01/32	26,080	24,894
2.500%, due 06/01/28	20,539	20,219
2.500%, due 07/01/28	215,217	211,446
2.500%, due 08/01/28	74,555	73,269
2.500%, due 09/01/30	7,632	7,417
2.500%, due 11/01/30	10,999	10,680
2.500%, due 01/01/33	137,701	131,985
2.500%, due 11/01/50	368,841	313,585
2.500%, due 01/01/51	1,014,511	862,448
2.500%, due 02/01/51	450,197	385,735
2.500%, due 04/01/51	1,297,381	1,110,782
2.500%, due 09/01/51	1,044,653	902,413
2.500%, due 01/01/52	1,449,241	1,241,248
2.500%, due 03/01/52	646,759	554,451
2.500%, due 04/01/52	1,174,949	1,007,156
3.000%, due 10/01/26	3,399	3,371
3.000%, due 11/01/26	67,215	66,636
3.000%, due 12/01/26	6,569	6,510
3.000%, due 01/01/27	70,891	70,252

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 02/01/27	$15,911	$15,761
3.000%, due 05/01/28	22,820	22,527
3.000%, due 02/01/30	30,642	30,105
3.000%, due 04/01/30	15,657	15,351
3.000%, due 05/01/30	20,091	19,694
3.000%, due 10/01/30	6,506	6,365
3.000%, due 04/01/31	412,903	404,899
3.000%, due 02/01/32	60,493	58,997
3.000%, due 03/01/32	58,410	56,906
3.000%, due 04/01/32	289,188	281,756
3.000%, due 05/01/32	86,385	84,142
3.000%, due 07/01/32	174,301	169,656
3.000%, due 08/01/32	75,938	73,890
3.000%, due 11/01/32	152,066	147,852
3.000%, due 01/01/38	217,133	205,933
3.000%, due 04/01/38	206,787	196,009
3.000%, due 05/01/42	151,201	139,728
3.000%, due 06/01/42	151,667	140,165
3.000%, due 07/01/42	305,087	281,937
3.000%, due 01/01/43	786,647	724,075
3.000%, due 04/01/43	247,211	228,961
3.000%, due 05/01/43	258,428	239,350
3.000%, due 06/01/43	34,143	31,622
3.000%, due 09/01/43	23,610	21,867
3.000%, due 11/01/46	963,999	892,459
3.000%, due 12/01/46	2,285,203	2,085,428

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 02/01/47	$181,304	$167,919
3.000%, due 09/01/49	701,752	622,980
3.000%, due 11/01/49	185,197	168,011
3.000%, due 02/01/50	1,403,677	1,246,113
3.000%, due 03/01/50	3,042,030	2,742,636
3.000%, due 07/01/50	512,948	456,489
3.000%, due 12/01/50	403,131	358,525
3.000%, due 02/01/51	1,725,195	1,529,082
3.000%, due 04/01/51	2,959,842	2,625,463
3.000%, due 05/01/51	3,086,403	2,735,554
3.000%, due 08/01/51	365,831	324,270
3.000%, due 10/01/51	148,554	131,667
3.000%, due 12/01/51	368,820	326,894
3.000%, due 02/01/52	112,062	100,544
3.000%, due 04/01/52	1,549,427	1,375,942
3.000%, due 07/01/52	410,137	365,512
3.000%, due 02/01/57	490,238	428,511
3.000%, due 05/01/58	510,689	444,844
3.500%, due 11/01/25	138	138
3.500%, due 08/01/26	14,438	14,368
3.500%, due 06/01/28	34,659	34,362
3.500%, due 08/01/29	7,412	7,339
3.500%, due 09/01/32	64,071	63,661
3.500%, due 11/01/33	34,102	33,476
3.500%, due 02/01/34	47,018	46,176
3.500%, due 01/01/35	95,041	92,932

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.500%, due 02/01/35	$91,272	$89,262
3.500%, due 04/01/35	84,937	82,982
3.500%, due 05/01/35	483,135	474,373
3.500%, due 03/01/42	140,040	134,359
3.500%, due 04/01/42	10,074	9,581
3.500%, due 07/01/42	261	251
3.500%, due 09/01/42	50,777	48,717
3.500%, due 12/01/42	560,335	537,829
3.500%, due 03/01/43	366,089	350,330
3.500%, due 05/01/43	1,552	1,486
3.500%, due 07/01/43	2,072,607	1,971,677
3.500%, due 08/01/43	4,885,902	4,646,789
3.500%, due 01/01/44	66,982	64,265
3.500%, due 06/01/45	1,124,432	1,058,016
3.500%, due 08/01/45	18,499	17,407
3.500%, due 10/01/45	6,317	5,997
3.500%, due 09/01/46	454,597	430,479
3.500%, due 02/01/47	1,268,957	1,213,646
3.500%, due 08/01/47	121,683	114,667
3.500%, due 09/01/47	174,459	164,854
3.500%, due 11/01/47	228,336	215,055
3.500%, due 12/01/47	208,595	196,561
3.500%, due 02/01/48	188,120	174,898
3.500%, due 03/01/48	752,584	700,025
3.500%, due 02/01/50	84,215	77,992
3.500%, due 03/01/50	3,364,787	3,118,922

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.500%, due 04/01/50	$297,811	$276,021
3.500%, due 06/01/56	618,016	569,306
3.500%, due 01/01/57	585,294	537,137
3.500%, due 01/01/59	828,338	756,746
3.575%, due 02/01/26	500,000	498,165
4.000%, due 01/01/26	1,298	1,293
4.000%, due 02/01/26	4,318	4,302
4.000%, due 03/01/26	319	318
4.000%, due 04/01/26	10,321	10,283
4.000%, due 08/01/32	609	607
4.000%, due 06/01/33	26,132	25,996
4.000%, due 07/01/33	99,427	98,775
4.000%, due 08/01/33	529,546	527,486
4.000%, due 07/01/34	298,200	295,976
4.000%, due 07/01/35	510,164	506,867
4.000%, due 04/01/37	473,511	468,898
4.000%, due 03/01/38	317,389	314,434
4.000%, due 07/01/38	391,768	386,698
4.000%, due 08/01/38	177,702	175,482
4.000%, due 09/01/38	218,342	215,542
4.000%, due 05/01/39	36,718	35,849
4.000%, due 09/01/39	103,482	101,057
4.000%, due 09/01/40	737,574	720,139
4.000%, due 12/01/40	580,435	566,729
4.000%, due 11/01/41	227,295	222,732
4.000%, due 12/01/41	278,289	272,702

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.000%, due 07/01/42	$1,323,405	$1,296,413
4.000%, due 09/01/42	1,837,142	1,798,973
4.000%, due 10/01/42	1,606,011	1,572,644
4.000%, due 04/01/43	479,680	466,969
4.000%, due 08/01/44	75,300	73,801
4.000%, due 12/01/44	2,477	2,414
4.000%, due 06/01/45	8,898	8,649
4.000%, due 08/01/45	562,079	546,320
4.000%, due 02/01/47	63,658	61,552
4.000%, due 03/01/47	24,951	24,087
4.000%, due 04/01/47	97,603	94,327
4.000%, due 05/01/47	167,647	161,995
4.000%, due 06/01/47	4,464	4,319
4.000%, due 11/01/47	20,652	19,932
4.000%, due 01/01/48	78,165	75,442
4.000%, due 02/01/48	172,860	165,551
4.000%, due 03/01/48	80,349	77,064
4.000%, due 12/01/48	175,574	167,937
4.000%, due 06/01/49	610,273	588,579
4.000%, due 08/01/51	578,792	563,455
4.490%, due 04/01/33	300,000	302,962
4.500%, due 06/01/29	4,893	4,909
4.500%, due 06/01/35	11,251	11,289
4.500%, due 12/01/38	108,138	108,817
4.500%, due 01/01/39	463	464
4.500%, due 02/01/39	42,134	42,396

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 03/01/39	$2,512	$2,517
4.500%, due 06/01/39	18,586	18,628
4.500%, due 07/01/39	1,404	1,407
4.500%, due 08/01/39	48,260	48,275
4.500%, due 10/01/39	1,412	1,415
4.500%, due 12/01/39	106,259	106,503
4.500%, due 01/01/40	1,074	1,076
4.500%, due 02/01/40	1,106	1,109
4.500%, due 03/01/40	24,501	24,587
4.500%, due 08/01/40	18,611	18,676
4.500%, due 11/01/40	209,351	210,084
4.500%, due 07/01/41	135,140	135,161
4.500%, due 08/01/41	231,622	231,724
4.500%, due 01/01/42	658,639	660,948
4.500%, due 08/01/42	1,807	1,811
4.500%, due 09/01/42	76,022	75,737
4.500%, due 05/01/43	428,950	428,634
4.500%, due 06/01/43	899,196	896,616
4.500%, due 07/01/43	1,566,695	1,562,199
4.500%, due 09/01/43	101,701	101,625
4.500%, due 11/01/43	25,591	25,561
4.500%, due 07/01/44	97,718	97,557
4.500%, due 12/01/44	679	678
4.500%, due 09/01/48	127,547	126,232
4.500%, due 01/01/49	110,464	109,465
4.500%, due 05/01/53	112,871	110,480

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
4.500%, due 07/01/53	$172,073	$168,603
4.500%, due 08/01/53	3,919,030	3,864,403
4.500%, due 04/01/59	567,563	562,138
4.700%, due 04/01/33	301,963	307,421
5.000%, due 05/01/37	3,075	3,141
5.000%, due 09/01/37	5,261	5,374
5.000%, due 06/01/38	29,633	30,291
5.000%, due 06/01/48	82,570	83,772
5.000%, due 07/01/48	18,788	19,134
5.000%, due 03/01/49	22,281	22,575
5.000%, due 06/01/53	726,134	728,616
5.000%, due 08/01/53	82,323	82,452
1 yr. USD MTA + 1.200%,
5.353%, due 03/01/44[1]	48,130	48,124
5.500%, due 11/01/32	16,536	16,998
5.500%, due 12/01/33	380	391
5.500%, due 04/01/34	8,582	8,910
5.500%, due 01/01/35	52,063	54,053
5.500%, due 05/01/37	51,584	53,675
5.500%, due 07/01/37	27,733	28,858
5.500%, due 06/01/38	44,026	45,848
5.500%, due 11/01/39	108,373	112,853
5.500%, due 07/01/40	121,490	126,517
5.500%, due 02/01/42	69,678	72,506
5.500%, due 08/01/53	360,415	365,753
5.610%, due 10/01/28	883,000	907,934

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
5.810%, due 06/01/31	$1,700,000	$1,788,973
1 yr. CMT + 2.105%,
5.828%, due 05/01/30[1]	7,811	7,870
6.000%, due 12/01/32	2,658	2,758
6.000%, due 02/01/33	5,011	5,200
6.000%, due 09/01/34	36,508	38,208
6.000%, due 05/01/35	7,979	8,393
6.000%, due 06/01/35	4,201	4,419
6.000%, due 07/01/35	13,449	14,152
6.000%, due 09/01/35	423	445
6.000%, due 01/01/36	7,245	7,621
6.000%, due 06/01/36	169	179
6.000%, due 09/01/36	12,410	13,097
6.000%, due 12/01/36	39,121	41,288
6.000%, due 03/01/37	2,703	2,862
6.000%, due 10/01/37	14,317	15,161
6.000%, due 11/01/38	108,772	115,184
6.000%, due 05/01/39	13,710	14,518
6.000%, due 11/01/40	145,587	154,175
6.000%, due 05/01/49	273,280	287,206
6.000%, due 01/01/53	391,414	401,930
6.000%, due 12/01/54	942,991	964,494
1 yr. CMT + 2.095%,
6.220%, due 09/01/26[1]	2	2
1 yr. CMT + 2.106%,
6.286%, due 09/01/41[1]	56,652	57,594

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 2.237%,
6.356%, due 10/01/37[1]	$481,623	$494,520
1 yr. CMT + 2.243%,
6.366%, due 01/01/36[1]	99,491	102,165
6.500%, due 10/01/36	169,096	181,579
6.500%, due 02/01/37	2,288	2,456
6.500%, due 07/01/37	23,301	25,114
6.500%, due 08/01/37	10,977	11,827
6.500%, due 09/01/37	11,611	12,515
6.500%, due 12/01/37	29,575	31,877
6.500%, due 05/01/40	323,998	351,163
6.500%, due 05/01/45	363,256	376,754
6.500%, due 11/01/53	137,456	144,371
6.500%, due 03/01/54	145,893	153,453
6.500%, due 06/01/54	178,852	188,347
6.500%, due 07/01/54	165,020	173,613
6.500%, due 08/01/55	95,280	100,472
6.500%, due 09/01/55	63,950	67,197
1 yr. USD RFUCCT + 1.728%,
6.541%, due 05/01/38[1]	295,069	300,622
1 yr. CMT + 2.285%,
6.562%, due 05/01/35[1]	49,076	50,041
1 yr. USD RFUCCT + 1.790%,
6.665%, due 02/01/42[1]	33,272	33,828
1 yr. CMT + 2.598%,
6.848%, due 12/01/27[1]	3,433	3,456

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
Government National Mortgage Association
2.500%, due 09/20/51	$3,673,748	$3,182,707
3.000%, due 11/15/42	24,002	22,075
3.000%, due 01/20/43	357,508	330,052
3.000%, due 02/15/43	338,065	305,963
3.000%, due 02/20/43	361,731	333,950
3.000%, due 05/15/43	308,146	282,564
3.000%, due 06/15/43	90,082	82,689
3.000%, due 07/15/43	18,707	17,171
3.000%, due 11/20/43	77,054	71,096
3.000%, due 01/15/45	237,238	213,369
3.000%, due 02/15/45	17,100	15,384
3.000%, due 07/15/45	326,602	293,827
3.000%, due 10/15/45	601,218	544,108
3.000%, due 09/20/47	374,960	341,381
3.000%, due 02/20/48	231,034	210,344
3.000%, due 04/20/50	1,375,392	1,241,346
3.000%, due 10/20/51	132,681	119,508
3.000%, due 05/20/52	513,477	462,045
3.000%, due 02/20/53	763,508	689,463
3.500%, due 11/15/42	164,602	155,169
3.500%, due 03/15/45	96,071	88,410
3.500%, due 04/15/45	36,593	34,214
3.500%, due 04/20/45	2,893	2,702
3.500%, due 11/20/45	441,824	412,551
3.500%, due 12/20/45	175,975	164,326

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.500%, due 04/20/46	$257,538	$240,495
3.500%, due 05/20/46	334,346	306,590
3.500%, due 04/20/47	267,349	250,144
3.500%, due 07/20/47	1,819,980	1,702,849
3.500%, due 08/20/47	184,388	172,522
3.500%, due 09/20/47	75,344	70,495
3.500%, due 10/20/47	2,535,239	2,367,411
3.500%, due 11/20/47	239,821	224,386
3.500%, due 12/20/47	68,024	63,646
3.500%, due 01/20/48	1,191,150	1,114,489
3.500%, due 02/20/48	954,811	893,360
3.500%, due 03/20/48	1,432,252	1,340,075
3.500%, due 09/20/48	405,100	379,029
3.500%, due 06/20/49	1,643,021	1,506,627
3.500%, due 02/20/53	315,319	293,194
3.750%, due 05/20/30	186,142	184,814
4.000%, due 12/20/40	96,316	92,740
4.000%, due 07/20/41	40,031	38,958
4.000%, due 12/15/41	569,693	554,334
4.000%, due 01/15/47	29,658	28,584
4.000%, due 02/15/47	152,860	147,328
4.000%, due 04/15/47	298,816	287,489
4.000%, due 05/15/47	49,682	47,843
4.000%, due 06/15/47	19,336	18,620
4.000%, due 07/15/47	38,856	37,418
4.000%, due 08/15/47	83,308	80,225

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.000%, due 12/15/47	$13,826	$13,314
4.000%, due 12/20/47	52,324	49,772
4.000%, due 01/20/48	134,644	128,078
4.000%, due 03/20/48	167,450	160,710
4.000%, due 04/20/48	336,849	323,826
4.000%, due 05/20/48	101,031	97,132
4.000%, due 06/20/48	129,800	123,822
4.000%, due 07/20/48	38,510	36,632
4.000%, due 07/15/49	15,473	14,725
4.000%, due 03/15/52	983,148	938,797
4.500%, due 09/15/39	163,042	163,404
4.500%, due 06/15/40	80,264	80,447
4.500%, due 07/20/40	14,244	14,281
4.500%, due 08/20/40	10,265	10,292
4.500%, due 09/20/40	43,012	43,126
4.500%, due 10/20/40	11,594	11,625
4.500%, due 01/20/41	55,179	55,325
4.500%, due 02/20/41	13,512	13,549
4.500%, due 03/20/41	81,852	82,074
4.500%, due 04/20/41	10,817	10,847
4.500%, due 06/20/41	95,105	95,365
4.500%, due 07/20/41	24,388	24,455
4.500%, due 09/20/41	2,442	2,449
4.500%, due 12/20/41	21,965	22,025
4.500%, due 05/20/43	5,017	5,030
4.500%, due 07/20/43	3,412	3,421

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
4.500%, due 10/20/44	$51,326	$50,975
4.500%, due 08/20/45	58,427	58,335
4.500%, due 12/15/45	6,423	6,396
4.500%, due 08/15/46	7,505	7,461
4.500%, due 09/15/46	37,345	37,129
4.500%, due 10/15/46	84,883	84,382
4.500%, due 01/15/47	193,218	192,096
4.500%, due 04/20/48	16,480	16,381
4.500%, due 05/20/48	46,679	46,399
4.500%, due 06/20/48	114,870	113,964
4.500%, due 10/20/48	160,482	158,118
4.500%, due 01/20/49	111,159	110,282
4.500%, due 02/20/49	193,043	191,521
1 yr. CMT + 1.500%,
4.625%, due 08/20/26[1]	906	905
1 yr. CMT + 1.500%,
4.625%, due 07/20/27[1]	582	582
1 yr. CMT + 1.500%,
4.625%, due 07/20/30[1]	6,243	6,288
5.000%, due 12/20/33	46,739	47,670
5.000%, due 01/20/34	25,909	26,425
5.000%, due 12/15/34	901	900
5.000%, due 02/20/38	37,682	38,598
5.000%, due 04/15/38	24,852	25,270
5.000%, due 04/20/38	43,656	44,761
5.000%, due 12/15/39	2,611	2,673

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
5.000%, due 05/15/40	$64,326	$65,964
5.000%, due 05/15/41	28,835	29,569
5.000%, due 08/20/41	6,029	6,183
5.000%, due 12/20/42	7,749	7,946
5.000%, due 08/20/43	674,428	691,602
5.000%, due 09/20/48	64,466	65,315
5.000%, due 10/20/48	125,270	126,992
5.000%, due 11/20/48	155,972	157,823
5.000%, due 12/20/48	142,808	144,503
1 yr. CMT + 1.500%,
5.000%, due 09/20/26[1]	129	129
1 yr. CMT + 1.500%,
5.000%, due 08/20/27[1]	2,540	2,543
1 yr. CMT + 1.500%,
5.000%, due 07/20/30[1]	2,710	2,736
1 yr. CMT + 1.500%,
5.000%, due 08/20/30[1]	8,001	8,045
5.500%, due 08/15/35	8,105	8,414
5.500%, due 02/15/38	614	640
5.500%, due 04/15/38	61,944	64,706
5.500%, due 05/15/38	70,618	73,806
5.500%, due 06/15/38	41,567	43,451
5.500%, due 10/15/38	178,485	186,354
5.500%, due 11/15/38	9,274	9,680
5.500%, due 12/15/38	2,082	2,174
5.500%, due 03/15/39	25,113	25,543

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
5.500%, due 05/15/39	$16,410	$17,144
5.500%, due 09/15/39	86,380	90,259
5.500%, due 01/15/40	3,302	3,424
5.500%, due 03/15/40	108,670	113,578
5.500%, due 09/20/48	11,366	11,607
1 yr. CMT + 1.500%,
5.500%, due 07/20/30[1]	2,625	2,639
1 yr. CMT + 1.500%,
5.500%, due 08/20/30[1]	743	747
1 yr. CMT + 1.500%,
5.500%, due 10/20/30[1]	2,372	2,383
1 yr. CMT + 1.500%,
5.625%, due 03/20/26[1]	128	128
1 yr. CMT + 1.500%,
5.625%, due 04/20/26[1]	2,422	2,419
1 yr. CMT + 1.500%,
5.625%, due 06/20/26[1]	934	933
1 yr. CMT + 1.500%,
5.625%, due 01/20/27[1]	7,755	7,759
1 yr. CMT + 1.500%,
5.625%, due 02/20/27[1]	679	680
1 yr. CMT + 1.500%,
5.625%, due 04/20/27[1]	1,879	1,881
1 yr. CMT + 1.500%,
5.625%, due 01/20/28[1]	1,220	1,223

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 1.500%,
5.625%, due 02/20/28[1]	$290	$290
1 yr. CMT + 1.500%,
5.625%, due 04/20/30[1]	2,259	2,273
1 yr. CMT + 1.500%,
5.625%, due 05/20/30[1]	57,889	58,310
6.000%, due 10/20/38	860	907
6.500%, due 02/15/29	43	43
6.500%, due 09/20/32	488	512
6.500%, due 01/15/36	6,486	6,624
6.500%, due 09/15/36	64,367	67,795
6.500%, due 02/15/37	1,000	1,035
6.500%, due 04/15/37	4,021	4,309
6.500%, due 01/15/38	4,395	4,660
6.500%, due 06/15/38	5,847	6,143
6.500%, due 11/15/38	1,541	1,686
6.500%, due 12/20/38	2,113	2,265
6.500%, due 08/20/54	640,325	660,349
9.000%, due 01/20/27	1,701	1,705
9.000%, due 09/20/30	565	574
9.000%, due 10/20/30	1,653	1,714
Government National Mortgage Association, TBA
2.000%	10,000,000	8,311,830
2.500%	4,400,000	3,808,732
3.000%	16,300,000	14,656,438
3.500%	2,100,000	1,921,674
4.000%	250,000	236,286
4.500%	11,360,000	11,074,637
5.000%	6,000,000	5,972,874
5.500%	2,500,000	2,518,625

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
U.S. government agency obligations—(concluded)
6.500%	$3,500,000	$3,593,870
Uniform Mortgage-Backed Security, TBA
1.500%	3,824,000	3,058,297
2.000%	26,350,000	21,540,869
2.500%	8,850,000	7,511,128
3.000%	1,345,000	1,289,591
3.500%	1,500,000	1,453,929
5.000%	8,400,000	8,391,272
5.500%	3,900,000	3,937,752
6.000%	53,700,000	54,909,581
6.500%	5,500,000	5,694,425
7.000%	2,800,000	2,931,600
Total U.S. government agency obligations (cost—$331,983,612)		321,483,354

Short-term U.S. Treasury obligations—0.3%
U.S. Treasury Bills
3.815% due 02/24/26[6]	300,000	296,437
3.903% due 01/27/26[6,7]	260,000	257,610
3.930% due 01/20/26[6]	4,000	3,966
3.931% due 01/27/26[6,7]	3,000	2,972
3.933% due 01/08/26[6]	1,000	993
Total short-term U.S. treasury obligations
(cost—$561,978)		561,978

	Number of
	shares
Short-term investments—1.7%
Investment companies—1.4%
State Street Institutional U.S. Government Money Market Fund, 4.014%[6]
(cost $2,317,171)	2,317,171	2,317,171
Total Short-term investments
(cost—$2,879,149)		2,879,149

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount		Value
Options Purchased—0.0%†
Put options—0.0%†
Uniform Mortgage-Backed Security, TBA strike @ 98.180, expires 11/06/25 (Counterparty: MSCI)	2,400,000	USD	235,631,250	$0
Uniform Mortgage-Backed Security, TBA strike @ 99.813, expires 11/06/25 (Counterparty: GS)	4,900,000	USD	489,081,250	0
Uniform Mortgage-Backed Security, TBA strike @ 99.797, expires 11/06/25 (Counterparty: MSCI)	2,400,000	USD	239,512,500	0
Uniform Mortgage-Backed Security, TBA strike @ 98.969, expires 12/04/25 (Counterparty: GS)	2,500,000	USD	247,421,875	266
Uniform Mortgage-Backed Security, TBA strike @ 98.945, expires 12/04/25 (Counterparty: GS)	1,500,000	USD	148,417,969	154
Uniform Mortgage-Backed Security, TBA strike @ 98.957, expires 12/04/25 (Counterparty: JPMCB)	2,500,000	USD	247,392,578	261
Uniform Mortgage-Backed Security, TBA strike @ 99.094, expires 12/04/25 (Counterparty: BOA)	500,000	USD	49,546,875	64
Total Put options				745

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount		Value
Options Purchased—(continued)
Call options—0.0%†
Uniform Mortgage-Backed Security, TBA strike @ 96.672, expires 11/06/25 (Counterparty: BOA)	3,500,000	USD	338,351,562	$19
Total call options				764
Total Options Purchased (cost—$21,153)				764

Swaptions Purchased—0.7%
Call swaptions—0.4%
7 Year Interest Rate Swap strike @ 3.313, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	19,171
7 Year Interest Rate Swap strike @ 3.081, expires 12/08/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/10/32	2,000,000	USD	2,000,000	749
7 Year Interest Rate Swap strike @ 2.750, expires 02/05/26 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/09/33	2,500,000	USD	2,500,000	1,509
10 Year Interest Rate Swap strike @ 4.098, expires 02/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/08/45	400,000	USD	400,000	21,722

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Call swaptions—(continued)
10 Year Interest Rate Swap strike @ 4.400, expires 06/25/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/27/45	2,000,000	USD	2,000,000	$127,200
10 Year Interest Rate Swap strike @ 4.559, expires 07/09/35 (Counterparty: DB; pay floating rate); underlying swap terminates 07/11/45	1,800,000	USD	1,800,000	123,890
10 Year Interest Rate Swap strike @ 4.640, expires 07/23/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 07/25/45	1,800,000	USD	1,800,000	128,888
10 Year Interest Rate Swap strike @ 4.460, expires 08/06/35 (Counterparty: DB; pay floating rate); underlying swap terminates 08/08/45	1,200,000	USD	1,200,000	78,662
10 Year Interest Rate Swap strike @ 4.427, expires 08/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/08/45	800,000	USD	800,000	51,584
10 Year Interest Rate Swap strike @ 4.485, expires 08/07/35 (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/09/45	800,000	USD	800,000	53,099

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Call swaptions—(continued)
10 Year Interest Rate Swap strike @ 4.693, expires 08/27/35 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/29/45	800,000	USD	800,000	$58,750
10 Year Interest Rate Swap strike @ 4.693, expires 08/27/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/29/45	600,000	USD	600,000	44,063
7 Year Interest Rate Swap strike @ 3.077, expires 11/10/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 11/13/32	4,000,000	USD	4,000,000	12
7 Year Interest Rate Swap strike @ 3.135, expires 09/14/26 (Counterparty: DB; pay floating rate); underlying swap terminates 09/16/33	1,400,000	USD	1,400,000	11,954
Total call swaptions				721,253

Put swaptions—0.3%
1 Year Interest Rate Swap strike @ 5.500, expires 11/03/25 (Counterparty: DB; pay floating rate); underlying swap terminates 11/05/26	2,700,000	USD	2,700,000	0

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Put swaptions—(continued)
7 Year Interest Rate Swap strike @ 4.313, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	$4,470
10 Year Interest Rate Swap strike @ 4.250, expires 11/28/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/02/35	4,200,000	USD	4,200,000	114
10 Year Interest Rate Swap strike @ 4.098, expires 02/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/08/45	400,000	USD	400,000	29,656
10 Year Interest Rate Swap strike @ 4.400, expires 06/25/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/27/45	1,000,000	USD	1,000,000	66,282
10 Year Interest Rate Swap strike @ 4.559, expires 07/09/35 (Counterparty: DB; pay floating rate); underlying swap terminates 07/11/45	900,000	USD	900,000	56,331
10 Year Interest Rate Swap strike @ 4.640, expires 07/23/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 07/25/45	900,000	USD	900,000	54,741

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Put swaptions—(continued)
10 Year Interest Rate Swap strike @ 4.460, expires 08/06/35 (Counterparty: DB; pay floating rate); underlying swap terminates 08/08/45	1,200,000	USD	1,200,000	$77,852
10 Year Interest Rate Swap strike @ 4.427, expires 08/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/08/45	800,000	USD	800,000	52,523
10 Year Interest Rate Swap strike @ 4.485, expires 08/07/35 (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/09/45	800,000	USD	800,000	51,440
10 Year Interest Rate Swap strike @ 4.693, expires 08/27/35 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/29/45	800,000	USD	800,000	47,798
10 Year Interest Rate Swap strike @ 4.693, expires 08/27/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/29/45	600,000	USD	600,000	35,849
10 Year Interest Rate Swap strike @ 3.906, expires 03/04/26 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/06/36	4,800,000	USD	4,800,000	33,949

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Put swaptions—(continued)
7 Year Interest Rate Swap strike @ 3.635, expires 09/14/26 (Counterparty: DB; pay floating rate); underlying swap terminates 09/16/33	1,400,000	USD	1,400,000	$21,127
7 Year Interest Rate Swap strike @ 5.000, expires 03/30/26 (Counterparty: DB; pay floating rate); underlying swap terminates 04/01/33	39,300,000	USD	39,300,000	3,958
7 Year Interest Rate Swap strike @ 3.497, expires 12/04/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/08/32	600,000	USD	600,000	3,184
1 Year Interest Rate Swap strike @ 4.104, expires 10/18/27 (Counterparty: DB; pay floating rate); underlying swap terminates 10/20/28	8,000,000	USD	8,000,000	12,670
1 Year Interest Rate Swap strike @ 4.146, expires 10/25/27 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 10/27/28	8,300,000	USD	8,300,000	12,741
Total put swaptions				564,685
Total Swaptions Purchased (cost—$1,884,230)				1,285,938
Total investments before investments sold short (cost—$380,283,279)—214.8%				365,164,272

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(58.7)%
U.S. government agency obligations—(58.7)%
Government National Mortgage Association, TBA
3.000%	$(2,000,000)	$(1,798,594)
Uniform Mortgage-Backed Security, TBA
3.000%	(37,750,000)	(33,435,552)
3.500%	(15,250,000)	(14,044,015)
4.000%	(17,825,000)	(16,904,089)
4.500%	(3,600,000)	(3,507,516)
4.500%	(800,000)	(798,984)
5.000%	(17,000,000)	(16,914,660)
6.500%	(5,500,000)	(5,696,900)
6.500%	(6,500,000)	(6,729,775)
Total U.S. government agency obligations (cost—$(100,130,227))		(99,830,085)
Total investments sold short
(Proceeds—$(100,130,227))		(99,830,085)
Total investments
(cost—$280,153,052)—156.1%		265,334,187
Liabilities in excess of other assets—(56.1)%		(95,355,512)
Net assets—100.0%		$169,978,675

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount	Value
Reverse Repurchase Agreement—(17.5)%
Reverse repurchase agreement dated 10/21/25 with Wells Fargo, 4.210% to be repurchased 11/13/25 for $(21,092,593), collateralized by $3,673,748 Government Mortgage Association Obligation, 2.500% due 09/20/51 and $19,948,906 Federal National Mortgage Association Obligations, 3.000% to 4.500% due 09/01/42 to 08/01/53: (value -$23,622,654); (proceeds-$(21,036,012))	$(21,036,012)	$(21,036,012)
Reverse repurchase agreement dated 10/21/25 with Citigroup, Inc., 4.210% to be repurchased 11/13/25 for $(5,093,820), collateralized by $1,432,252 Government Mortgage Association Obligation, 3.500% due 03/20/48 and $3,800,783 Federal National Mortgage Association Obligations, 4.500% to 6.000% due 07/01/43 to 05/01/55: (value -$5,229,758); (proceeds-$(5,080,156))	(5,080,156)	(5,080,156)
Reverse repurchase agreement dated 10/21/25 with Credit Agricole,Inc., 4.210% to be repurchased 11/13/25 for $(3,630,592), $4,185,085 Federal National Mortgage Association Obligations, 2.500% due 08/01/51 : (value -$4,185,085); (proceeds-$(3,551,219))	$(3,551,219)	$(3,551,219)
Total Reverse Repurchase Agreement
(cost—$(29,667,387))		$(29,667,387)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	340,812,500	3,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 97.375	GS	01/07/26	$(9,707)	$(4,165)	$5,542
USD	340,812,500	3,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 97.375	GS	01/07/26	(9,571)	(4,164)	5,407
Total						$(19,278)	$(8,329)	$10,949

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	258,613,281	2,500,000	Uniform Mortgage-Backed Security, TBA, strike @103.445	MSCI	12/04/25	$(4,492)	$(1,355)	$3,137
Total options written						$(23,770)	$(9,684)	$14,086

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Call Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	1,700	1,700,000	7 Year Interest Rate Swap strike @ 3.200 terminating 04/01/33	DB	Pay	03/30/26	$(11,489)	$(8,922)	$2,567

			Put Swaptions
USD	1,900	1,900,000	7 Year Interest Rate Swap strike @ 3.908 terminating 11/10/32	BB	Pay	11/06/25	$(2,803)	$—	$2,803
USD	2,800	2,800,000	7 Year Interest Rate Swap strike @ 4.084 terminating 11/10/32	MSCI	Pay	11/06/25	(1,820)	—	1,820
USD	2,400	2,400,000	7 Year Interest Rate Swap strike @ 4.081 terminating 11/10/32	MSCI	Pay	11/06/25	(1,560)	—	1,560
USD	2,000	2,000,000	7 Year Interest Rate Swap strike @ 3.577 terminating 11/13/32	MSCI	Pay	11/10/25	(5,400)	(1,846)	3,554
USD	1,800	1,800,000	10 Year Interest Rate Swap strike @ 4.028 terminating 12/08/35	DB	Pay	12/04/25	(3,330)	(808)	2,522
USD	1,800	1,800,000	10 Year Interest Rate Swap strike @ 4.032 terminating 12/08/35	JPMCB	Pay	12/04/25	(2,745)	(778)	1,967
USD	1,800	1,800,000	10 Year Interest Rate Swap strike @ 4.036 terminating 12/08/35	JPMCB	Pay	12/04/25	(2,700)	(752)	1,948
Total							$(20,358)	$(4,184)	$16,174
Total swaptions written							$(31,847)	$(13,106)	$18,741

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

U.S. Treasury futures buy contracts:
165	USD	U.S. Treasury Note 10 Year Futures	December 2025	$18,480,091	$18,590,859	$110,768
1	USD	U.S. Treasury Note 5 Year Futures	December 2025	108,775	109,211	436
21	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2025	2,446,854	2,425,172	(21,682)
Total				$21,035,720	$21,125,242	$89,522
U.S. Treasury futures sell contracts:
15	USD	U.S. Treasury Note 2 Year Futures	December 2025	$(3,120,451)	$(3,123,633)	$(3,182)
Total				$(3,120,451)	$(3,123,633)	$(3,182)
Net unrealized appreciation (depreciation)						$86,340

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	1,700	06/21/26	Annual	3.500%	1 day USD SOFR	$8,454	$8,511
USD	5,000	12/18/26	Annual	1 day USD SOFR	3.750%	(16,548)	(32,592)
USD	3,000	12/21/27	Annual	2.000	1 day USD SOFR	146,223	56,226
USD	4,400	03/20/29	Annual	4.250	1 day USD SOFR	(123,582)	(31,879)
USD	4,200	04/10/29	Annual	1 day USD SOFR	3.940	70,553	70,553
USD	17,500	06/15/29	Annual	1 day USD SOFR	1.750	(1,128,001)	(446,407)
USD	2,300	11/09/29	Annual	3.205	1 day USD SOFR	39,809	39,809
USD	2,300	11/09/29	Annual	3.218	1 day USD SOFR	38,446	38,446
USD	2,400	11/09/29	Annual	3.217	1 day USD SOFR	40,174	40,174
USD	4,200	12/18/29	Annual	1 day USD SOFR	3.750	40,525	(5,331)
USD	1,300	12/21/29	Annual	2.000	1 day USD SOFR	94,905	27,460
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	(373)	(373)
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	(341)	(341)
USD	500	03/08/30	Annual	3.635	1 day USD SOFR	(2,995)	(2,995)
USD	2,900	04/10/30	Annual	1 day USD SOFR	3.560	9,265	9,265
USD	2,900	05/08/30	Annual	1 day USD SOFR	3.560	11,067	11,067
USD	400	05/08/30	Annual	1 day USD SOFR	3.546	1,270	1,270
USD	6,400	06/21/30	Annual	3.000	1 day USD SOFR	136,891	80,310
USD	350	07/10/30	Annual	1 day USD SOFR	3.740	4,727	4,727
USD	2,200	10/06/30	Annual	1 day USD SOFR	4.123	72,427	72,427
USD	4,900	10/10/30	Annual	4.185	1 day USD SOFR	(175,627)	(175,627)
USD	1,300	10/10/30	Annual	1 day USD SOFR	4.145	44,204	44,204
USD	3,000	10/10/30	Annual	1 day USD SOFR	4.135	100,629	100,629
USD	3,200	10/10/30	Annual	1 day USD SOFR	4.118	104,763	104,763
USD	3,900	10/10/30	Annual	1 day USD SOFR	4.155	134,404	134,404
USD	500	10/10/30	Annual	1 day USD SOFR	4.320	21,025	21,025
USD	3,700	11/08/30	Annual	1 day USD SOFR	4.012	91,938	91,938
USD	4,000	11/08/30	Annual	1 day USD SOFR	4.180	137,014	137,014
USD	1,000	11/08/30	Annual	1 day USD SOFR	4.192	34,926	34,925
USD	7,000	12/20/30	Annual	3.500	1 day USD SOFR	20,241	14,777
USD	2,200	12/22/30	Annual	3.550	1 day USD SOFR	(263)	(263)
USD	4,300	01/10/31	Annual	1 day USD SOFR	3.705	39,095	39,095
USD	1,100	03/12/31	Annual	3.710	1 day USD SOFR	(11,425)	(11,425)
USD	1,200	04/08/31	Annual	1 day USD SOFR	3.990	31,551	31,551
USD	1,800	04/08/31	Annual	1 day USD SOFR	3.959	44,247	44,247
USD	2,200	04/09/31	Annual	3.013	1 day USD SOFR	60,809	60,809
USD	2,300	04/15/31	Annual	3.170	1 day USD SOFR	43,299	43,299
USD	1,600	04/26/31	Annual	3.232	1 day USD SOFR	24,254	24,254
USD	5,100	06/10/31	Annual	1 day USD SOFR	3.916	118,165	118,165
USD	7,600	06/20/31	Annual	3.750	1 day USD SOFR	(106,587)	(184,055)
USD	3,300	02/07/32	Annual	3.480	1 day USD SOFR	17,845	17,845
USD	1,400	06/08/32	Annual	2.451	1 day USD SOFR	95,784	95,784
USD	7,100	06/15/32	Annual	1.750	1 day USD SOFR	799,792	147,693
USD	500	06/15/32	Annual	1.750	1 day USD SOFR	56,190	31,660
USD	4,000	06/15/32	Annual	2.553	1 day USD SOFR	247,568	247,568
USD	3,000	06/18/32	Annual	1 day USD SOFR	3.250	(54,689)	19,173
USD	2,300	09/16/32	Annual	2.998	1 day USD SOFR	73,865	73,865
USD	3,400	09/17/32	Annual	3.750	1 day USD SOFR	(49,163)	33,454
USD	5,500	10/06/32	Annual	3.275	1 day USD SOFR	80,374	80,374

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	2,800	11/28/32	Annual	3.368%	1 day USD SOFR	$50,609	$50,609
USD	3,300	12/17/32	Annual	3.750	1 day USD SOFR	(49,817)	24,766
USD	600	12/21/32	Annual	2.000	1 day USD SOFR	69,709	17,149
USD	1,400	03/08/33	Annual	3.453	1 day USD SOFR	14,704	14,704
USD	3,100	03/08/33	Annual	3.505	1 day USD SOFR	20,948	20,948
USD	1,000	03/08/33	Annual	1 day USD SOFR	3.510%	(6,401)	(6,401)
USD	700	06/08/33	Annual	3.260	1 day USD SOFR	16,035	16,034
USD	5,600	12/20/33	Annual	1 day USD SOFR	3.500	(69,956)	71,374
USD	8,500	06/20/34	Annual	3.750	1 day USD SOFR	(75,063)	(299,882)
USD	1,200	12/18/34	Annual	3.750	1 day USD SOFR	(5,170)	33,475
USD	2,200	03/19/35	Annual	3.250	1 day USD SOFR	83,816	(50,012)
USD	2,400	06/18/35	Annual	3.250	1 day USD SOFR	89,196	(6,411)
USD	2,600	09/17/35	Annual	3.750	1 day USD SOFR	(16,917)	28,600
USD	5,500	09/17/35	Annual	3.750	1 day USD SOFR	(33,479)	13,978
Total						$1,555,338	$1,290,403

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$7,597,939	$75,737	$7,673,676
Mortgage-backed securities	—	31,841,391	—	31,841,391
U.S. government agency obligations	—	321,483,354	—	321,483,354
Short-term investments	2,317,171	—	—	2,317,171
Short-term U.S. Treasury obligations	—	561,978	—	561,978
Options purchased	—	764	—	764
Swaptions Purchased	—	1,285,938	—	1,285,938
Futures contracts	111,204	—	—	111,204
Swap agreements	—	3,481,735	—	3,481,735
Total	$2,428,375	$366,253,099	$75,737	$368,757,211

Liabilities
Investments sold short
U.S. government agency obligations	$—	$(99,830,085)	$—	$(99,830,085)
Reverse Repurchase Agreement	—	(29,667,387)	—	(29,667,387)

Options written	—	(9,684)	—	(9,684)
Swaptions written	—	(13,106)	—	(13,106)
Futures contracts	(24,864)	—	—	(24,864)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Swap agreements	$—	$(1,926,397)	$—	$(1,926,397)
Total	$(24,864)	$(131,446,659)	$—	$(131,471,523)

At October 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $8,662,024, represented 5.1% of the Portfolio's net assets at period end.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5	Zero coupon bond.
6	Rate shown reflects yield at October 31, 2025.
7	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
8	Payments made or received are based on the notional amount.

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Asset-backed securities—18.4%
Adams Outdoor Advertising LP,
Series 2023-1, Class A2,
6.967%, due 07/15/53[1]	$760,000	$773,553
Aligned Data Centers Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/15/47[1]	2,300,000	2,301,084
Antares CLO Ltd.,
Series 2019-1A, Class BR,
3 mo. USD Term SOFR + 3.350%,
7.234%, due 01/20/36[1,2]	1,730,000	1,739,684
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-4A, Class A,
5.490%, due 06/20/29[1]	1,620,000	1,663,851
BHG Securitization Trust,
Series 2022-C, Class B,
5.930%, due 10/17/35[1]	698,314	700,231
Business Jet Securities LLC,
Series 2024-2A, Class A,
5.364%, due 09/15/39[1]	976,152	982,497
Capital Automotive REIT,
Series 2024-2A, Class A2,
5.250%, due 05/15/54[1]	1,109,990	1,104,736
CARS-DB7 LP,
Series 2023-1A, Class A2,
6.500%, due 09/15/53[1]	880,500	888,571

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
Cogent Ipv4 LLC,
Series 2024-1A, Class A2,
7.924%, due 05/25/54[1]	$1,830,000	$1,902,769
College Avenue Student Loans LLC,
Series 2021-A, Class A1,
1 mo. USD Term SOFR + 1.214%,
5.206%, due 07/25/51[1,2]	35,347	35,268
Series 2021-B, Class A2,
1.760%, due 06/25/52[1]	48,142	43,644
Series 2021-C, Class A1,
1 mo. USD Term SOFR + 1.014%,
5.006%, due 07/26/55[1,2]	152,011	150,759
Series 2021-C, Class B,
2.720%, due 07/26/55[1]	67,321	63,190
Series 2021-C, Class A2,
2.320%, due 07/26/55[1]	76,572	71,294
Credit Acceptance Auto Loan Trust,
Series 2022-3A, Class C,
8.450%, due 02/15/33[1]	2,014,191	2,026,382
DataBank Issuer LLC,
Series 2023-1A, Class A2,
5.116%, due 02/25/53[1]	995,000	993,294
Edgeconnex Data Centers Issuer LLC,
Series 2024-1, Class A2,
6.000%, due 07/27/54[1,3]	819,787	828,575

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
EDvestinU Private Education Loan Issue No. 3 LLC,
Series 2021-A, Class A,
1.800%, due 11/25/45[1]	$38,965	$36,498
GoodLeap Sustainable Home Solutions Trust,
Series 2021-4GS, Class A,
1.930%, due 07/20/48[1]	144,426	118,007
Series 2021-5CS, Class A,
2.310%, due 10/20/48[1]	80,881	68,244
Lendmark Funding Trust,
Series 2021-1A, Class A,
1.900%, due 11/20/31[1]	210,000	203,504
Series 2024-2A, Class A,
4.470%, due 02/21/34[1]	1,280,000	1,278,200
Mariner Finance Issuance Trust,
Series 2021-AA, Class A,
1.860%, due 03/20/36[1]	180,000	176,384
Mosaic Solar Loan Trust,
Series 2022-1A, Class A,
2.640%, due 01/20/53[1]	130,482	112,559

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B,
1 mo. USD Term SOFR + 1.164%,
5.197%, due 12/15/59[1,2]	$77,109	$76,873
Series 2020-IA, Class B,
2.950%, due 04/15/69[1]	100,000	86,954
Series 2021-A, Class A,
0.840%, due 05/15/69[1]	33,529	30,706
Series 2021-DA, Class A,
U.S. (Fed) Prime Rate + -1.990%,
5.260%, due 04/15/60[1,2]	178,364	176,590
Navient Student Loan Trust,
Series 2018-EA, Class A2,
4.000%, due 12/15/59[1]	3,058	3,055
Nelnet Student Loan Trust,
Series 2021-A, Class APT2,
1.360%, due 04/20/62[1]	226,568	212,861
Series 2021-BA, Class AFL,
1 mo. USD Term SOFR + 0.894%,
4.926%, due 04/20/62[1,2]	321,727	321,438
Series 2021-CA, Class AFL,
1 mo. USD Term SOFR + 0.854%,
4.886%, due 04/20/62[1,2]	207,361	206,807

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
New Economy Assets - Phase 1 Sponsor LLC,
Series 2021-1, Class A1,
1.910%, due 10/20/61[1]	$1,150,000	$970,319
NextGear Floorplan Master Owner Trust,
Series 2023-1A, Class A2,
5.740%, due 03/15/28[1]	1,740,000	1,749,494
NMEF Funding LLC,
Series 2022-B, Class A2,
6.070%, due 06/15/29[1]	64,966	65,008
OnDeck Asset Securitization Trust IV LLC,
Series 2024-1A, Class A,
6.270%, due 06/17/31[1]	1,090,000	1,095,655
OneMain Financial Issuance Trust,
Series 2022-3A, Class A,
5.940%, due 05/15/34[1]	576,035	579,196
Oxford Finance Funding Trust,
Series 2023-1A, Class B,
7.879%, due 02/15/31[1]	1,717,466	1,719,057
Prodigy Finance DAC,
Series 2021-1A, Class A,
1 mo. USD Term SOFR + 1.364%,
5.356%, due 07/25/51[1,2]	57,976	57,185

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
Regional Management Issuance Trust,
Series 2021-2, Class A,
1.900%, due 08/15/33[1]	$245,000	$236,114
Series 2025-2, Class A,
4.590%, due 11/16/37[1]	950,000	947,551
Republic Finance Issuance Trust,
Series 2024-A, Class A,
5.910%, due 08/20/32[1]	1,490,000	1,505,549
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2A,
5.000%, due 09/15/48[1]	1,370,000	1,370,469
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C,
6.690%, due 03/17/31	2,200,000	2,236,246
SLM Private Education Loan Trust,
Series 2010-C, Class A5,
1 mo. USD Term SOFR + 4.864%,
8.897%, due 10/15/41[1,2]	253,402	265,297

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
SMB Private Education Loan Trust,
Series 2017-B, Class A2B,
1 mo. USD Term SOFR + 0.864%,
4.897%, due 10/15/35[1,2]	$9,149	$9,148
Series 2018-A, Class A2B,
1 mo. USD Term SOFR + 0.914%,
4.947%, due 02/15/36[1,2]	66,677	66,645
Series 2018-C, Class A2B,
1 mo. USD Term SOFR + 0.864%,
4.897%, due 11/15/35[1,2]	101,520	101,441
Series 2021-A, Class A2A1,
1 mo. USD Term SOFR + 0.844%,
4.877%, due 01/15/53[1,2]	306,377	303,350
Series 2021-A, Class B,
2.310%, due 01/15/53[1]	50,027	48,856
Series 2021-C, Class APT1,
1.390%, due 01/15/53[1]	97,459	89,911
SoFi Professional Loan Program LLC,
Series 2020-C, Class AFX,
1.950%, due 02/15/46[1]	51,072	47,988
Stack Infrastructure Issuer LLC,
Series 2023-1A, Class A2,
5.900%, due 03/25/48[1]	740,000	743,073
Store Master Funding I-VII XIV XIX XX,
Series 2021-1A, Class A1,
2.120%, due 06/20/51[1]	997,900	934,434

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Asset-backed securities—(concluded)
Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2,
6.316%, due 03/16/48[1]	$1,070,000	$1,075,515
Willis Engine Structured Trust VII,
Series 2023-A, Class A,
8.000%, due 10/15/48[1]	344,842	354,744
Zayo Issuer LLC,
Series 2025-1A, Class A2,
5.648%, due 03/20/55[1]	790,000	802,711
Total asset-backed securities
(cost—$36,189,423)		36,753,018

Corporate bonds—42.9%
Airlines—0.2%
Air Canada Pass-Through Trust
Series 2017-1, Class AA,
3.300%, due 01/15/30[1]	35,930	34,155
American Airlines Pass-Through Trust
Series 2016-3, Class AA,
3.000%, due 10/15/28	74,005	71,137
Series 2016-1, Class AA,
3.575%, due 01/15/28	40,035	39,315
Series 2017-1, Class AA,
3.650%, due 02/15/29	24,241	23,675
Delta Air Lines Pass-Through Trust
Series 2020-1, Class AA,
2.000%, due 06/10/28	45,567	43,713

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Airlines—(continued)
United Airlines Pass-Through Trust
Series 2019-2, Class AA,
2.700%, due 05/01/32	$37,845	$34,800
Series 2015-1, Class AA,
3.450%, due 12/01/27	26,547	26,026
Series 2018-1, Class AA,
3.500%, due 03/01/30	13,012	12,504
Series 2019-1, Class AA,
4.150%, due 08/25/31	47,584	46,778
		332,103
Apparel—0.2%
William Carter Co.
7.375%, due 02/15/31[1,4]	430,000	427,927

Auto manufacturers—0.3%
Hyundai Capital America
4.250%, due 09/18/28[1]	675,000	673,484

Banks—13.0%
ASB Bank Ltd.
(fixed, converts to FRN on 06/17/27),
5.284%, due 06/17/32[1,2]	1,500,000	1,517,888
5.398%, due 11/29/27[1]	1,260,000	1,293,865
Bank of America Corp.
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28[2]	840,000	836,714
Series RR,
(fixed, converts to FRN on 01/27/27),
4.375%, due 01/27/27[2,5]	1,150,000	1,131,036

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of New York Mellon Corp.
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28[2]	$1,400,000	$1,389,750
Bank of New Zealand
4.846%, due 02/07/28[1]	1,075,000	1,093,748
BNP Paribas SA
(fixed, converts to FRN on 05/09/30),
5.085%, due 05/09/31[1,2]	600,000	610,184
Comerica Bank
(fixed, converts to FRN on 08/25/32),
5.332%, due 08/25/33[2]	1,280,000	1,285,485
Fifth Third Bancorp
(fixed, converts to FRN on 07/28/29),
4.772%, due 07/28/30[2]	25,000	25,264
(fixed, converts to FRN on 10/27/27),
6.361%, due 10/27/28[2]	1,885,000	1,959,667
HSBC Holdings PLC
(fixed, converts to FRN on 06/04/30),
2.848%, due 06/04/31[2]	1,800,000	1,677,715
(fixed, converts to FRN on 11/03/27),
7.390%, due 11/03/28[2]	905,000	958,119
Huntington Bancshares, Inc.
(fixed, converts to FRN on 08/04/27),
4.443%, due 08/04/28[2]	647,000	649,422
JPMorgan Chase & Co.
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28[2]	793,000	789,581

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Banks—(continued)
KeyBank NA
5.850%, due 11/15/27	$1,080,000	$1,111,557
Lloyds Banking Group PLC
(fixed, converts to FRN on 03/18/27),
3.750%, due 03/18/28[2]	1,420,000	1,411,141
(fixed, converts to FRN on 11/15/32),
7.953%, due 11/15/33[2]	610,000	710,940
NatWest Group PLC
1 day USD SOFR + 1.300%,
5.580%, due 11/15/28[2]	940,000	949,735
(fixed, converts to FRN on 11/10/25),
7.472%, due 11/10/26[2]	1,030,000	1,030,582
PNC Financial Services Group, Inc.
Series T,
(fixed, converts to FRN on 09/15/26),
3.400%, due 09/15/26[2,5]	775,000	752,542
Santander Holdings USA, Inc.
(fixed, converts to FRN on 03/09/28),
6.499%, due 03/09/29[2]	755,000	785,652
Skandinaviska Enskilda Banken AB
5.375%, due 03/05/29[1]	680,000	703,794
State Street Corp.
(fixed, converts to FRN on 11/04/27),
5.820%, due 11/04/28[2]	555,000	573,631
Truist Financial Corp.
(fixed, converts to FRN on 06/06/27),
4.123%, due 06/06/28[2]	1,370,000	1,369,739

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Banks—(continued)
Wells Fargo & Co.
(fixed, converts to FRN on 03/02/32),
3.350%, due 03/02/33[2]	$1,525,000	$1,421,794
		26,039,545
Chemicals—0.4%
Olin Corp.
6.625%, due 04/01/33[1]	885,000	876,395

Commercial services—1.1%
Ashtead Capital, Inc.
5.500%, due 08/11/32[1]	1,500,000	1,546,642
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.250%, due 01/15/30[1,6]	625,000	637,872
		2,184,514
Diversified financial services—3.0%
Acadian Asset Management, Inc.
4.800%, due 07/27/26	585,000	584,958
Ally Financial, Inc.
(fixed, converts to FRN on 01/03/29),
6.848%, due 01/03/30[2]	1,005,000	1,060,125
Bread Financial Holdings, Inc.
9.750%, due 03/15/29[1]	1,410,000	1,505,026
Capital One Financial Corp.
(fixed, converts to FRN on 05/10/27),
4.927%, due 05/10/28[2]	1,400,000	1,413,441
(fixed, converts to FRN on 05/10/32),
5.268%, due 05/10/33[2]	164,000	167,447

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, due 02/01/27[1]	$1,250,000	$1,241,908
		5,972,905
Electric—2.8%
Alexander Funding Trust II
7.467%, due 07/31/28[1]	1,145,000	1,222,161
Atlantica Sustainable Infrastructure Ltd.
4.125%, due 06/15/28[1]	1,110,000	1,074,789
Edison International
Series A,
(fixed, converts to FRN on 03/15/26),
5.375%, due 03/09/26[2,5]	1,360,000	1,346,505
MidAmerican Energy Co.
3.650%, due 04/15/29	204,000	201,881
Southern California Edison Co.
5.950%, due 11/01/32	585,000	617,259
XPLR Infrastructure Operating Partners LP
8.625%, due 03/15/33[1]	1,020,000	1,070,203
		5,532,798
Energy-Alternate Sources—1.0%
XPLR Infrastructure LP
0.000%, due 11/15/25[1,7]	615,000	614,529
2.500%, due 06/15/26[1,6]	1,490,000	1,465,226
		2,079,755
Food—0.4%
Mars, Inc.
5.000%, due 03/01/32[1]	795,000	816,961

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Gas—0.7%
Southern California Gas Co.
5.050%, due 09/01/34	$850,000	$867,397
5.450%, due 06/15/35	530,000	551,163
		1,418,560
Healthcare-services—0.3%
Sutter Health
Series 2025,
5.213%, due 08/15/32	580,000	602,500

Insurance—9.7%
Aegon Ltd.
(fixed, converts to FRN on 04/11/28),
5.500%, due 04/11/48[2]	870,000	882,051
American National Global Funding
5.250%, due 06/03/30[1]	685,000	697,966
5.550%, due 01/28/30[1]	565,000	582,494
Ascot Group Ltd.
(fixed, converts to FRN on 06/15/30),
6.349%, due 06/15/35[1,2]	465,000	484,710
Athene Global Funding
4.721%, due 10/08/29[1]	675,000	677,604
5.033%, due 07/17/30[1]	1,025,000	1,039,906
Corebridge Financial, Inc.
(fixed, converts to FRN on 12/15/27),
6.875%, due 12/15/52[2]	1,280,000	1,310,883
DaVinciRe Holdings Ltd.
5.950%, due 04/15/35[1]	425,000	436,381
Enstar Finance LLC
(fixed, converts to FRN on 01/15/27),
5.500%, due 01/15/42[2]	1,655,000	1,635,846

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Insurance—(continued)
Enstar Group Ltd.
(fixed, converts to FRN on 04/01/35),
7.500%, due 04/01/45[1,2]	$600,000	$626,927
F&G Annuities & Life, Inc.
7.400%, due 01/13/28	2,110,000	2,213,642
Fidelis Insurance Holdings Ltd.
(fixed, converts to FRN on 06/15/35),
7.750%, due 06/15/55[2]	645,000	696,704
Global Atlantic Fin Co.
(fixed, converts to FRN on 10/15/26),
4.700%, due 10/15/51[1,2]	340,000	331,135
(fixed, converts to FRN on 10/15/29),
7.950%, due 10/15/54[1,2]	395,000	412,970
Metropolitan Life Global Funding I
4.300%, due 08/25/29[1]	845,000	848,816
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(fixed, converts to FRN on 05/23/32),
5.875%, due 05/23/42[1,2]	800,000	838,734
RenaissanceRe Holdings Ltd.
5.750%, due 06/05/33	1,149,000	1,202,283
SiriusPoint Ltd.
7.000%, due 04/05/29	795,000	838,744
Stewart Information Services Corp.
3.600%, due 11/15/31	1,030,000	920,347

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Insurance—(continued)
Swiss Re Finance Luxembourg SA
(fixed, converts to FRN on 04/02/29),
5.000%, due 04/02/49[1,2]	$2,600,000	$2,624,364
		19,302,507
Internet—0.2%
Meta Platforms, Inc.
4.600%, due 11/15/32	400,000	402,011

Investment companies—4.6%
BlackRock TCP Capital Corp.
6.950%, due 05/30/29[6]	440,000	446,834
Blackstone Private Credit Fund
3.250%, due 03/15/27	209,000	205,068
7.300%, due 11/27/28	1,525,000	1,621,351
Blue Owl Credit Income Corp.
7.750%, due 09/16/27	710,000	742,390
Blue Owl Technology Finance Corp.
6.100%, due 03/15/28[1]	395,000	398,051
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance
5.950%, due 09/17/30[1]	640,000	620,154
Franklin BSP Capital Corp.
6.000%, due 10/02/30[1]	425,000	416,944
HA Sustainable Infrastructure Capital, Inc.
6.375%, due 07/01/34	1,085,000	1,096,096
6.750%, due 07/15/35	990,000	1,014,995

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Investment companies—(continued)
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[1]	$1,515,000	$1,500,016
Oaktree Strategic Credit Fund
6.500%, due 07/23/29	1,060,000	1,089,770
		9,151,669
Oil & gas—0.5%
Sunoco LP
7.000%, due 05/01/29[1]	915,000	951,126

Real estate investment trusts—2.1%
Arbor Realty SR, Inc.
Series QIB,
8.500%, due 10/15/27[1]	1,790,000	1,821,257
SBA Tower Trust
6.599%, due 01/15/28[1]	2,300,000	2,355,170
		4,176,427
Retail—0.4%
Macy's Retail Holdings LLC
5.875%, due 03/15/30[1]	277,000	276,979
7.375%, due 08/01/33[1,6]	495,000	521,612
		798,591
Savings & loans—0.2%
Axos Financial, Inc.
(fixed, converts to FRN on 10/01/30),
7.000%, due 10/01/35[2]	430,000	442,362

Semiconductors—0.8%
ams-OSRAM AG
12.250%, due 03/30/29[1,6]	1,400,000	1,506,501

Software—0.4%
CoreWeave, Inc.
9.000%, due 02/01/31[1]	430,000	431,258
9.250%, due 06/01/30[1]	330,000	333,209
		764,467

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Corporate bonds—(concluded)
Telecommunications—0.6%
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, due 09/15/29[1]	$1,050,000	$1,111,860
Total corporate bonds
(cost—$82,778,203)		85,564,968

Loan assignments—12.8%
Agriculture—0.3%
AAG U.S. GSI Bidco, Inc.
3 mo. USD Term SOFR + 5.000%,
9.002%, due 10/31/31[2]	522,375	519,439

Airlines—0.8%
American Airlines, Inc.
3 mo. USD Term SOFR + 2.250%,
6.134%, due 04/20/28[2]	174,561	174,701
3 mo. USD Term SOFR + 3.250%,
7.134%, due 05/28/32[2]	532,325	533,922
United Airlines, Inc.
3 mo. USD Term SOFR + 2.000%,
6.196%, due 02/22/31[2]	971,265	972,654
		1,681,277
Chemicals—0.5%
GEON Performance Solutions LLC
3 mo. USD Term SOFR + 4.250%,
8.513%, due 08/18/28[2]	1,007,716	925,587

Commercial services—1.4%
Priority Holdings LLC
1 mo. USD Term SOFR + 3.750%,
7.715%, due 07/30/32[2]	1,028,421	1,026,622

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Loan assignments—(continued)
Commercial services—(continued)
System One Holdings LLC
1 mo. USD Term SOFR + 3.500%,
7.465%, due 03/02/28[2]	$1,703,782	$1,703,782
		2,730,404
Distribution/wholesale—0.3%
Gloves Buyer, Inc.
1 mo. USD Term SOFR + 4.000%,
7.965%, due 05/21/32[2]	530,000	521,552

Diversified financial services—0.6%
LendingTree, Inc.
1 mo. USD Term SOFR + 4.500%,
8.465%, due 08/21/30[2]	1,213,719	1,204,106

Electric—0.7%
Eastern Power LLC
1 mo. USD Term SOFR + 5.250%,
9.215%, due 04/03/28[2]	1,488,280	1,493,682

Environmental control—0.3%
Tidal Waste & Recycling Holdings LLC
3 mo. USD Term SOFR + 3.000%,
7.002%, due 10/24/31[2]	618,890	621,056

Health care products—0.5%
Medline Borrower LP
1 mo. USD Term SOFR + 2.000%,
5.965%, due 10/23/30[2]	1,095,854	1,096,161

Healthcare-services—1.4%
IQVIA, Inc.
3 mo. USD Term SOFR + 1.750%,
5.752%, due 01/02/31[2]	982,575	985,032

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Loan assignments—(continued)
Healthcare-services—(continued)
MPH Acquisition Holdings LLC
3 mo. USD Term SOFR + 3.750%,
7.590%, due 12/31/30[2]	$136,081	$135,769
3 mo. USD Term SOFR + 4.600%,
8.702%, due 12/31/30[2]	1,128,021	1,064,334
Sotera Health Holdings LLC
3 mo. USD Term SOFR + 2.500%,
6.340%, due 05/30/31[2]	584,542	586,003
		2,771,138
Internet—0.2%
Eagle Broadband Investments LLC
3 mo. USD Term SOFR + 3.000%,
7.263%, due 11/12/27[2]	520,898	512,434

Media—0.9%
Midcontinent Communications
1 mo. USD Term SOFR + 2.500%,
6.502%, due 08/16/31[2]	1,059,300	1,057,446
Nexstar Broadcasting, Inc.
1 mo. USD Term SOFR + 2.500%,
6.465%, due 06/28/32[2]	543,638	543,850
Versant Media Group, Inc.
0.000%, due 10/23/30[4,8]	215,000	214,015
		1,815,311
Miscellaneous manufactur—0.2%
Coorstek, Inc.
0.000%, due 10/11/32[2,4,8]	445,000	442,775

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Loan assignments—(continued)
Oil & gas—0.2%
Hilcorp Energy I LP
1 mo. USD Term SOFR + 2.000%,
6.032%, due 02/11/30[2]	$373,125	$373,360

Pharmaceuticals—0.4%
Jazz Financing Lux SARL
1 mo. USD Term SOFR + 2.250%,
6.215%, due 05/05/28[2]	826,697	828,301

Pipelines—1.9%
BCP Renaissance Parent LLC
3 mo. USD Term SOFR + 2.500%,
6.502%, due 10/31/28[2]	978,199	981,378
Rockpoint Gas Storage Partners LP
3 mo. USD Term SOFR + 3.000%,
6.843%, due 09/18/31[2]	1,588,000	1,590,477
UGI Energy Services LLC
1 mo. USD Term SOFR + 2.500%,
6.465%, due 02/22/30[2]	1,149,434	1,153,745
		3,725,600
Real estate investment trusts—0.4%
Starwood Property Trust, Inc.
1 mo. USD Term SOFR + 1.750%,
5.715%, due 11/18/27[2]	744,111	744,111

Software—0.5%
Central Parent, Inc.
3 mo. USD Term SOFR + 3.250%,
7.252%, due 07/06/29[2]	1,129,961	927,438

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Loan assignments—(concluded)
Telecommunications—0.8%
Connect Finco SARL
1 mo. USD Term SOFR + 3.500%,
7.465%, due 12/11/26[2]	$299,007	$298,335
Iridium Satellite LLC
1 mo. USD Term SOFR + 2.250%,
6.215%, due 09/20/30[2]	1,061,321	993,364
Lumen Technologies, Inc.
1 mo. USD Term SOFR + 6.000%,
9.965%, due 06/01/28[2]	306,061	309,886
		1,601,585
Transportation—0.5%
Stonepeak Nile Parent LLC
3 mo. USD Term SOFR + 2.250%,
6.162%, due 04/09/32[2]	985,000	983,562
Total loan assignments
(cost—$25,894,005)		25,518,879

Mortgage-backed securities—11.0%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class A5,
2.756%, due 05/15/53[1]	465,000	434,777
BAHA Trust,
Series 2024-MAR, Class B,
6.841%, due 12/10/41[1,2]	1,090,000	1,136,073
Bank,
Series 2022-BNK42, Class A5,
4.493%, due 06/15/55[2]	220,000	216,073

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
BBCMS Mortgage Trust,
Series 2019-C3, Class B,
4.096%, due 05/15/52	$90,000	$84,711
Benchmark Mortgage Trust,
Series 2019-B15, Class B,
3.564%, due 12/15/72	210,000	177,417
Series 2019-B15, Class C,
3.714%, due 12/15/72[2]	111,000	88,396
Series 2022-B35, Class A5,
4.443%, due 05/15/55[2]	270,000	264,569
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A,
1 mo. USD Term SOFR + 0.803%,
4.835%, due 10/15/38[1,2]	80,298	80,198
Series 2021-CIP, Class A,
1 mo. USD Term SOFR + 1.035%,
5.068%, due 12/15/38[1,2]	189,124	188,887
BX Trust,
Series 2022-CLS, Class B,
6.300%, due 10/13/27[1]	2,020,000	2,033,907
Cantor Commercial Real Estate Lending,
Series 2019-CF3, Class B,
3.500%, due 01/15/53[2]	101,000	89,020
CD Mortgage Trust,
Series 2017-CD3, Class A4,
3.631%, due 02/10/50	300,000	291,364

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Citigroup Commercial Mortgage Trust,
Series 2023-PRM3, Class B,
6.360%, due 07/10/28[1,2]	$880,000	$910,517
COMM Mortgage Trust,
Series 2025-SBX, Class A,
5.257%, due 08/10/41[1,2]	780,000	784,612
CRSO Trust
7.913%, due 07/10/28[2]	880,000	915,092
DC Commercial Mortgage Trust,
Series 2023-DC, Class B,
6.804%, due 09/12/40[1]	660,000	679,332
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K121, Class X1, IO,
1.015%, due 10/25/30[2]	1,164,417	46,821
Series KL06, Class XFX, IO,
1.359%, due 12/25/29[2]	708,829	33,051
Series K142, Class A2,
2.400%, due 03/25/32	385,000	347,519
Series K144, Class A2,
2.450%, due 04/25/32	270,000	243,914
Series K145, Class A2,
2.580%, due 05/25/32	605,000	550,022

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Federal Home Loan Mortgage Corp. Multifamily WI Certificates,
Series K146, Class A2,
2.920%, due 07/25/32	$170,000	$157,572
Federal National Mortgage Association-ACES,
Series 2022-M5, Class A3,
2.344%, due 01/01/34[2]	325,000	280,017
FRESB Mortgage Trust,
Series 2019-SB60, Class A10H,
3.500%, due 01/25/39[2]	151,245	146,937
INTOWN Mortgage Trust,
Series 2025-STAY, Class A,
1 mo. USD Term SOFR + 1.350%,
5.382%, due 03/15/42[1,2]	1,310,000	1,312,059
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-MHC, Class A,
1 mo. USD Term SOFR + 1.164%,
5.198%, due 04/15/38[1,2]	77,935	77,911
MF1 Trust,
Series 2021-W10, Class A,
1 mo. USD Term SOFR + 1.070%,
5.102%, due 12/15/34[1,2]	100,000	99,967

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(continued)
Series 2021-W10, Class B,
1 mo. USD Term SOFR + 1.370%,
5.402%, due 12/15/34[1,2]	$370,000	$370,081
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A,
1 mo. USD Term SOFR + 1.397%,
5.437%, due 03/15/39[1,2]	2,000,000	2,001,250
OAKST Commercial Mortgage Trust,
Series 2023-NLP, Class A,
6.095%, due 03/15/40[1,2]	2,050,000	2,059,806
One Bryant Park Trust,
Series 2019-OBP, Class A,
2.516%, due 09/15/54[1]	2,300,000	2,122,346
SCOTT Trust,
Series 2023-SFS, Class A,
5.910%, due 03/10/40[1]	870,000	892,203
Wells Fargo Commercial Mortgage Trust,
Series 2018-C46, Class A4,
4.152%, due 08/15/51	135,000	134,027
Series 2018-C44, Class A5,
4.212%, due 05/15/51	445,000	442,296

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Mortgage-backed securities—(concluded)
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C,
1 mo. USD Term SOFR + 4.083%,
8.115%, due 11/15/27[1,2]	$2,330,000	$2,335,825
Total mortgage-backed securities
(cost—$21,872,187)		22,028,569

Municipal bonds—0.4%
California—0.1%
Los Angeles Department of Water & Power Power System Revenue, Build America Bonds, Revenue Bonds,
6.574%, due 07/01/45	145,000	156,631
State of California, Build America Bonds, GO Bonds,
7.550%, due 04/01/39	70,000	85,544
		242,175
Michigan—0.0%†
University of Michigan, Revenue Bonds,
Series B,
3.504%, due 04/01/52	93,000	70,700

Minnesota—0.0%†
University of Minnesota, Revenue Bonds,
4.048%, due 04/01/52	78,000	65,169

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(concluded)
New Jersey—0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds,
Series B,
6.561%, due 12/15/40	$105,000	$117,625

New York—0.1%
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds,
Series C,
2.052%, due 03/15/30	120,000	110,986
Series C,
2.152%, due 03/15/31	165,000	149,874
		260,860
Texas—0.1%
City of Houston TX, GO Bonds,
3.961%, due 03/01/47	85,000	75,248
State of Texas, Public Finance Authority, Taxable Refunding, GO Bonds,
Series B,
2.754%, due 10/01/41	50,000	38,200
		113,448
Total municipal bonds
(cost—$1,013,687)		869,977

U.S. Treasury obligations—9.9%
U.S. Treasury Bills
3.818%, due 04/09/26[9]	1,200,000	1,180,572
U.S. Treasury Bonds
1.375% due 08/15/50	6,450,000	3,287,233
3.625% due 02/15/53	1,775,000	1,481,778
3.875% due 02/15/43	850,000	778,016
4.750% due 02/15/37	1,750,000	1,846,523

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount	Value
U.S. Treasury obligations—(concluded)
U.S. Treasury Notes
4.125% due 03/31/29	$5,875,000	$5,967,256
4.125% due 07/31/31	5,100,000	5,188,652
Total U.S. Treasury obligations (cost—$20,299,663)		19,730,030

	Number of shares
Preferred stocks—2.6%
Capital markets—1.4%
CION Investment Corp.	36,000	905,760
OFS Capital Corp.	21,000	545,370
Trinity Capital, Inc.	50,000	1,274,000
		2,725,130
Mortgage real estate investment—1.2%
Ellington Financial, Inc. Series C	93,400	2,364,888
Total preferred stocks (cost—$5,010,000)		5,090,018

	Face amount
Short-term U.S. Treasury obligations—0.6%
U.S. Treasury Bills
4.279%, due 01/08/26[9] (cost—$1,091,408)	1,100,000	1,092,372

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Short-term investments—2.0%
Investment companies—1.4%
State Street Institutional U.S. Government Money Market Fund, 4.014%[9]
(cost $2,791,687)	$2,791,687	$2,791,687
Total Short-term investments
(cost—$3,883,095)		3,884,059

Investment of cash collateral from securities loaned—1.8%
Money market funds—1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.027%[9]
(cost—$3,586,910)	3,586,910	3,586,910
Total investments
(cost—$200,527,173)[10]—101.8%		203,026,428
Liabilities in excess of other assets—(1.8)%		(3,492,681)
Net assets—100.0%		$199,533,747

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

U.S. Treasury futures buy contracts:
105	USD	U.S. Long Bond Futures	December 2025	$12,017,852	$12,317,813	$299,961
127	USD	U.S. Treasury Note 10 Year Futures	December 2025	14,170,747	14,309,328	138,581
130	USD	Ultra U.S. Treasury Bond Futures	December 2025	15,283,306	15,766,562	483,256
226	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2025	25,649,813	26,099,469	449,656
Total				$67,121,718	$68,493,172	$1,371,454

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

U.S. Treasury futures sell contracts:
17	USD	U.S. Treasury Note 5 Year Futures	December 2025	$(1,856,413)	$(1,856,586)	$(173)
Total				$(1,856,413)	$(1,856,586)	$(173)
Net unrealized appreciation (depreciation)						$1,371,281

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$36,753,018	$—	$36,753,018
Corporate bonds	—	85,564,968	—	85,564,968
Loan assignments	—	25,518,879	—	25,518,879
Mortgage-backed securities	—	22,028,569	—	22,028,569
Municipal bonds	—	869,977	—	869,977
U.S. Treasury obligations	—	19,730,030	—	19,730,030
Preferred stocks	5,090,018	—	—	5,090,018
Short-term investments	2,791,687	—	—	2,791,687
Short-term U.S. Treasury obligations	—	1,092,372	—	1,092,372
Investment of cash collateral from securities loaned	3,586,910	—	—	3,586,910
Futures contracts	1,371,454	—	—	1,371,454
Total	$12,840,069	$191,557,813	$—	$204,397,882

Liabilities
Futures contracts	$(173)	$—	$—	$(173)
Total	$(173)	$—	$—	$(173)

At October 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $92,309,424, represented 46.3% of the Portfolio's net assets at period end.
2	Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

4	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
5	Perpetual investment. Date shown reflects the next call date.
6	Security, or portion thereof, was on loan at the period end.
7	Zero coupon bond.
8	Position is unsettled. Contract rate was not determined at October 31, 2025 and does not take effect until settlement.
9	Rate shown reflects yield at October 31, 2025.
10	Includes $4,394,469 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $3,586,910 and non-cash collateral of $902,178.

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—14.0%
Accredited Mortgage Loan Trust,
Series 2004-2, Class A1,
1 mo. USD Term SOFR + 0.404%,
4.396%, due 07/25/34[2]	176,099	$175,630
Adams Outdoor Advertising LP,
Series 2023-1, Class A2,
6.967%, due 07/15/53[3]	980,000	997,476
Aligned Data Centers Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/15/47[3]	3,000,000	3,001,414
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class D,
6.315%, due 05/17/32[3]	129,512	131,272
Series 2024-B, Class E,
6.678%, due 09/15/32[3]	157,792	158,820
Series 2025-A, Class C,
4.844%, due 06/15/33[3]	223,899	224,418
Antares CLO Ltd.,
Series 2019-1A, Class BR,
3 mo. USD Term SOFR + 3.350%,
7.234%, due 01/20/36[2,3]	2,270,000	2,282,707

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-4A, Class A,
5.490%, due 06/20/29[3]	2,100,000	$2,156,843
Series 2025-2A, Class B,
5.510%, due 08/20/31[3]	100,000	102,799
Series 2025-3A, Class C,
4.950%, due 02/20/30[3]	100,000	99,870
Bain Capital Credit CLO Ltd.,
Series 2022-2A, Class A1R,
3 mo. USD Term SOFR + 1.150%,
5.007%, due 04/22/35[2,3]	250,000	250,201
Series 2022-3A, Class A1R,
3 mo. USD Term SOFR + 1.160%,
5.042%, due 07/17/35[2,3]	250,000	249,779
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU1, Class D,
30 day USD SOFR Average + 2.750%,
6.933%, due 06/25/47[2,3]	14,225	14,344
Series 2024-EDU1, Class C,
30 day USD SOFR Average + 1.800%,
5.983%, due 06/25/47[2,3]	32,943	32,667
Series 2025-EDU1, Class C,
30 day USD SOFR Average + 1.800%,
5.983%, due 07/27/48[2,3]	244,680	241,575

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
BHG Securitization Trust,
Series 2022-C, Class B,
5.930%, due 10/17/35[3]	933,745	$936,309
Blue Stream Issuer LLC,
Series 2024-1A, Class A2,
5.408%, due 11/20/54[3]	104,000	105,182
Business Jet Securities LLC,
Series 2024-1A, Class B,
6.924%, due 05/15/39[3]	77,829	80,020
Series 2024-1A, Class A,
6.197%, due 05/15/39[3]	91,060	93,327
Series 2024-2A, Class A,
5.364%, due 09/15/39[3]	1,265,688	1,273,916
Capital Automotive REIT,
Series 2024-2A, Class A2,
5.250%, due 05/15/54[3]	1,434,146	1,427,357
CARS-DB7 LP,
Series 2023-1A, Class A2,
6.500%, due 09/15/53[3]	1,154,433	1,165,016
Castlelake Aircraft Structured Trust,
Series 2025-1A, Class B,
6.504%, due 02/15/50[3]	236,918	239,541
Series 2025-2A, Class A,
5.465%, due 08/15/50[3]	246,754	249,367

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
CCG Receivables Trust,
Series 2024-1, Class C,
5.220%, due 03/15/32[3]	100,000	$101,528
Series 2025-1, Class C,
4.890%, due 10/14/32[3]	100,000	100,830
Cedar Funding VI CLO Ltd.,
Series 2016-6A, Class AR3,
3 mo. USD Term SOFR + 1.090%,
4.974%, due 04/20/34[2,3]	250,000	250,173
CHEC Loan Trust,
Series 2004-2, Class M1,
1 mo. USD Term SOFR + 1.074%,
5.066%, due 06/25/34[2]	170,323	176,731
Cloud Capital Holdco LP,
Series 2024-1A, Class A2,
5.781%, due 11/22/49[3]	121,000	122,487
Series 2024-2A, Class A2,
5.923%, due 11/22/49[3]	78,000	79,585
Cogent Ipv4 LLC,
Series 2024-1A, Class A2,
7.924%, due 05/25/54[3]	2,360,000	2,453,844
Compass Datacenters Issuer II LLC,
Series 2024-1A, Class B,
7.000%, due 02/25/49[3]	102,000	104,429
Series 2024-1A, Class A1,
5.250%, due 02/25/49[3]	40,000	40,305
Series 2024-2A, Class A1,
5.022%, due 08/25/49[3]	77,000	77,337

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC,
Series 2025-1A, Class A2,
6.000%, due 05/20/55[3]	100,000	$102,168
Credit Acceptance Auto Loan Trust,
Series 2022-3A, Class C,
8.450%, due 02/15/33[3]	2,670,992	2,687,159
Crockett Partners Equipment Co. IIA LLC,
Series 2024-1C, Class B,
6.780%, due 01/20/31[3]	77,273	75,861
Series 2024-1C, Class A,
6.050%, due 01/20/31[3]	77,273	77,673
CyrusOne Data Centers Issuer I LLC,
Series 2023-1A, Class A2,
4.300%, due 04/20/48[3]	58,000	57,226
DataBank Issuer LLC,
Series 2023-1A, Class A2,
5.116%, due 02/25/53[3]	1,285,000	1,282,797
Dell Equipment Finance Trust,
Series 2024-1, Class C,
5.730%, due 03/22/30[3]	100,000	101,513
Delta Funding Home Equity Loan Trust,
Series 1999-3, Class A1A,
1 mo. USD Term SOFR + 0.934%,
4.967%, due 09/15/29[2]	21,767	20,979

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Edgeconnex Data Centers Issuer LLC,
Series 2024-1, Class A2,
6.000%, due 07/27/54[3]	1,063,772	$1,075,174
ELFI Graduate Loan Program LLC,
Series 2024-A, Class A,
5.560%, due 08/25/49[3]	75,608	77,089
Exeter Automobile Receivables Trust,
Series 2025-1A, Class D,
5.490%, due 05/15/31	54,000	54,400
Exeter Select Automobile Receivables Trust,
Series 2025-2, Class C,
4.910%, due 12/15/31	61,000	60,967
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D,
1 mo. USD Term SOFR + 0.594%,
4.586%, due 10/25/36[2]	906,654	600,364
Foundation Finance Trust,
Series 2024-2A, Class D,
6.590%, due 03/15/50[3]	88,388	88,967
Series 2025-1A, Class A,
4.950%, due 04/15/50[3]	79,198	80,023

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Frontier Issuer LLC,
Series 2023-1, Class A2,
6.600%, due 08/20/53[3]	139,000	$140,729
Series 2024-1, Class B,
7.020%, due 06/20/54[3]	140,000	144,920
GLS Auto Receivables Issuer Trust,
Series 2024-1A, Class D,
5.950%, due 12/17/29[3]	61,000	62,023
GLS Auto Select Receivables Trust,
Series 2024-4A, Class D,
5.280%, due 10/15/31[3]	34,000	34,432
Series 2024-4A, Class C,
4.750%, due 11/15/30[3]	33,000	33,209
Series 2025-1A, Class C,
5.260%, due 03/15/31[3]	38,000	38,575
Series 2025-1A, Class B,
5.040%, due 02/15/31[3]	32,000	32,484
Golub Capital Partners CLO 50B-R Ltd.,
Series 2020-50A, Class A1R2,
3 mo. USD Term SOFR + 1.110%,
5.436%, due 04/20/35[2,3]	250,000	249,733
Gracie Point International Funding LLC,
Series 2024-1A, Class A,
90 day USD SOFR Average + 1.700%,
6.056%, due 03/01/28[2,3]	108,000	108,167

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
GreenSky Home Improvement Issuer Trust,
Series 2025-1A, Class C,
5.690%, due 03/25/60[3]	100,000	$101,195
Series 2025-2A, Class D,
5.560%, due 06/25/60[3]	100,000	100,645
GSAMP Trust,
Series 2006-HE4, Class A1,
1 mo. USD Term SOFR + 0.394%,
4.386%, due 06/25/36[2]	274,336	270,861
HGI CRE CLO Ltd.,
Series 2022-FL3, Class A,
30 day USD SOFR Average + 1.700%,
5.899%, due 04/20/37[2,3]	437,528	437,539

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Hilton Grand Vacations Trust,
Series 2022-1D, Class D,
6.790%, due 06/20/34[3]	29,647	$29,556
Series 2022-2A, Class B,
4.740%, due 01/25/37[3]	33,801	33,689
Series 2024-1B, Class C,
6.620%, due 09/15/39[3]	25,184	25,775
Series 2024-1B, Class B,
5.990%, due 09/15/39[3]	10,793	10,957
Series 2024-2A, Class C,
5.990%, due 03/25/38[3]	77,756	78,845
Series 2025-2A, Class C,
5.120%, due 05/25/44[3]	87,917	88,273
Series 2025-2A, Class B,
4.730%, due 05/25/44[3]	116,050	116,453
HPEFS Equipment Trust,
Series 2024-2A, Class D,
5.820%, due 04/20/32[3]	114,000	116,377
Huntington Bank Auto Credit-Linked Notes,
Series 2024-1, Class B1,
6.153%, due 05/20/32[3]	124,505	126,398
Island Finance Trust,
Series 2025-1A, Class A,
6.540%, due 03/19/35[3]	100,000	101,126

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
JP Morgan Mortgage Trust,
Series 2023-HE3, Class M1,
30 day USD SOFR Average + 2.100%,
6.284%, due 05/20/54[2,3]	89,302	$89,795
Series 2024-HE1, Class M2,
30 day USD SOFR Average + 2.400%,
6.584%, due 08/25/54[2,3]	36,000	36,256
Series 2024-HE1, Class M1,
30 day USD SOFR Average + 2.000%,
6.184%, due 08/25/54[2,3]	47,000	47,287
KREF Ltd.,
Series 2022-FL3, Class A,
1 mo. USD Term SOFR + 1.450%,
5.452%, due 02/17/39[2,3]	328,740	329,218
Lendmark Funding Trust,
Series 2024-2A, Class A,
4.470%, due 02/21/34[3]	1,640,000	1,637,693
LoanCore Issuer Ltd.,
Series 2021-CRE6, Class A,
1 mo. USD Term SOFR + 1.414%,
5.447%, due 11/15/38[2,3]	180,985	181,025
Lyra Music Assets Delaware LP,
Series 2025-1A, Class A2,
5.604%, due 09/20/65[3]	194,000	196,129

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Marble Point CLO XXII Ltd.,
Series 2021-2A, Class AR,
3 mo. USD Term SOFR + 1.220%,
5.078%, due 07/25/34[2,3]	250,000	$250,216
MetroNet Infrastructure Issuer LLC,
Series 2025-2A, Class C,
7.830%, due 08/20/55[3]	105,000	106,016
Series 2025-2A, Class A2,
5.400%, due 08/20/55[3]	174,000	176,060
MF1 Ltd.,
Series 2022-FL8, Class A,
1 mo. USD Term SOFR + 1.350%,
5.352%, due 02/19/37[2,3]	425,678	425,845
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2,
1 mo. USD Term SOFR + 0.819%,
4.811%, due 12/25/34[2]	111,793	110,642

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
MVW LLC,
Series 2022-1A, Class B,
4.400%, due 11/21/39[3]	60,759	$60,254
Series 2023-2A, Class C,
7.060%, due 11/20/40[3]	51,872	53,287
Series 2024-2A, Class C,
4.920%, due 03/20/42[3]	74,115	73,001
Series 2024-2A, Class B,
4.580%, due 03/20/42[3]	92,644	92,145
Series 2025-1A, Class B,
5.210%, due 09/22/42[3]	104,319	105,799
Navient Private Education Refi Loan Trust,
Series 2021-A, Class A,
0.840%, due 05/15/69[3]	84,542	77,422
Series 2021-EA, Class A,
0.970%, due 12/16/69[3]	168,847	151,860
Series 2021-FA, Class A,
1.110%, due 02/18/70[3]	124,443	110,670
Series 2021-GA, Class A,
1.580%, due 04/15/70[3]	137,684	125,043
Series 2024-A, Class A,
5.660%, due 10/15/72[3]	162,436	166,852
New Economy Assets - Phase 1 Sponsor LLC,
Series 2021-1, Class A1,
1.910%, due 10/20/61[3]	1,500,000	1,265,633

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
NextGear Floorplan Master Owner Trust,
Series 2023-1A, Class A2,
5.740%, due 03/15/28[3]	2,250,000	$2,262,276
NMEF Funding LLC,
Series 2022-B, Class A2,
6.070%, due 06/15/29[3]	86,803	86,860
NRM FNT1 Excess LLC,
Series 2024-FNT1, Class A,
7.398%, due 11/25/31[2,3]	105,614	107,430
OBX Trust,
Series 2025-HE1, Class M1,
30 day USD SOFR Average + 1.900%,
6.083%, due 02/25/55[2,3]	100,000	100,517
Series 2025-HE1, Class A1,
30 day USD SOFR Average + 1.600%,
5.783%, due 02/25/55[2,3]	101,493	101,953
OnDeck Asset Securitization Trust IV LLC,
Series 2024-1A, Class A,
6.270%, due 06/17/31[3]	1,410,000	1,417,315
OneMain Financial Issuance Trust,
Series 2022-3A, Class A,
5.940%, due 05/15/34[3]	758,506	762,668
OWN Equipment Fund I LLC,
Series 2024-2M, Class B,
6.430%, due 12/20/32[3]	115,484	110,842

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Oxford Finance Funding Trust,
Series 2023-1A, Class B,
7.879%, due 02/15/31[3]	2,231,834	$2,233,901
Pagaya AI Debt Trust,
Series 2024-3, Class A,
6.258%, due 10/15/31[3]	135,437	136,121
PEAC Solutions Receivables LLC,
Series 2025-1A, Class A2,
4.940%, due 10/20/28[3]	100,000	100,580
Prestige Auto Receivables Trust,
Series 2021-1A, Class D,
2.080%, due 02/15/28[3]	179,000	177,251
RCKT Mortgage Trust,
Series 2025-CES10, Class A2,
5.163%, due 11/25/55[2,3]	150,000	149,480
Regional Management Issuance Trust,
Series 2025-2, Class A,
4.590%, due 11/16/37[3]	1,190,000	1,186,933
Republic Finance Issuance Trust,
Series 2024-A, Class A,
5.910%, due 08/20/32[3]	1,920,000	1,940,037
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2A,
5.000%, due 09/15/48[3]	1,790,000	1,790,613

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Rockford Tower CLO Ltd.,
Series 2022-1A, Class A1R,
3 mo. USD Term SOFR + 1.200%,
5.084%, due 07/20/35[2,3]	250,000	$249,844
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C,
6.690%, due 03/17/31	3,000,000	3,049,426
Series 2024-1, Class C,
5.450%, due 03/15/30	50,000	50,512
Saxon Asset Securities Trust,
Series 2004-1, Class M1,
1 mo. USD Term SOFR + 0.909%,
1.357%, due 03/25/35[2]	29,454	26,066
Series 2006-1, Class M1,
1 mo. USD Term SOFR + 0.579%,
4.571%, due 03/25/36[2]	494,724	489,333
SCCU Auto Receivables Trust,
Series 2025-1A, Class C,
5.080%, due 02/17/32[3]	29,000	29,185
Series 2025-1A, Class B,
4.780%, due 12/15/31[3]	44,000	44,303
Series 2025-1A, Class A4,
4.680%, due 09/15/31[3]	49,000	49,632
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class C,
5.510%, due 01/20/32[3]	68,000	69,739

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Sierra Timeshare Receivables Funding LLC,
Series 2021-2A, Class C,
1.950%, due 09/20/38[3]	25,311	$25,050
Series 2021-2A, Class B,
1.800%, due 09/20/38[3]	10,725	10,628
Series 2022-2A, Class B,
5.040%, due 06/20/40[3]	51,920	51,990
Series 2023-2A, Class C,
7.300%, due 04/20/40[3]	41,913	43,442
Series 2023-3A, Class C,
7.120%, due 09/20/40[3]	45,027	46,557
Series 2024-1A, Class C,
5.940%, due 01/20/43[3]	44,392	45,051
Series 2024-2A, Class C,
5.830%, due 06/20/41[3]	55,114	55,907
Series 2024-3A, Class C,
5.320%, due 08/20/41[3]	111,802	112,297
Series 2025-2A, Class C,
5.320%, due 04/20/44[3]	83,872	84,016
Series 2025-2A, Class B,
4.930%, due 04/20/44[3]	83,872	84,022
SoFi Professional Loan Program LLC,
Series 2019-C, Class BFX,
3.050%, due 11/16/48[3]	158,000	142,576

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Sotheby's Artfi Master Trust,
Series 2024-1A, Class A1,
6.430%, due 12/22/31[3]	171,000	$171,906
Stack Infrastructure Issuer LLC,
Series 2023-1A, Class A2,
5.900%, due 03/25/48[3]	950,000	953,945
Series 2023-3A, Class A2,
5.900%, due 10/25/48[3]	124,000	125,216
Series 2025-1A, Class A2,
5.000%, due 05/25/50[3]	73,000	72,784
Store Master Funding I-VII XIV XIX XX,
Series 2021-1A, Class A1,
2.120%, due 06/20/51[3]	1,340,317	1,255,074
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2001-SB1, Class A2,
3.375%, due 08/25/31	2,405	2,396
Symphony CLO XXXII Ltd.,
Series 2022-32A, Class AR,
3 mo. USD Term SOFR + 1.150%,
5.419%, due 10/23/35[2,3]	300,000	301,154
THL Credit Wind River CLO Ltd.,
Series 2017-3A, Class AR2,
3 mo. USD Term SOFR + 1.200%,
5.105%, due 04/15/35[2,3]	250,000	249,997

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Towd Point Mortgage Trust,
Series 2024-CES1, Class A1B,
6.049%, due 01/25/64[2,3]	60,942	$61,273
Series 2024-CES1, Class A1A,
5.848%, due 01/25/64[2,3]	88,366	88,854
Trafigura Securitisation Finance PLC,
Series 2024-1A, Class B,
7.290%, due 11/15/27[3]	200,000	200,365
TRTX Issuer Ltd.,
Series 2025-FL6, Class A,
1 mo. USD Term SOFR + 1.537%,
5.568%, due 09/18/42[2,3]	130,000	130,033
U.S. Bank NA,
Series 2023-1, Class B,
6.789%, due 08/25/32[3]	64,160	64,853
Series 2025-SUP1, Class C,
30 day USD SOFR Average + 1.900%,
6.083%, due 02/25/32[2,3]	183,215	182,839
U.S. Small Business Administration,
Series 2007-20D, Class 1,
5.320%, due 04/01/27	42,228	42,429
Uniti Fiber ABS Issuer LLC,
Series 2025-1A, Class B,
6.369%, due 04/20/55[3]	115,000	117,969

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(concluded)
Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2,
6.316%, due 03/16/48[3]	1,370,000	$1,377,062
Vantage Data Centers LLC,
Series 2025-1A, Class A2,
5.132%, due 08/15/55[3]	297,000	298,841
Volofin Finance DAC,
Series 2024-1A, Class A,
5.935%, due 06/15/37[3]	175,289	178,553
Westlake Automobile Receivables Trust,
Series 2025-1A, Class D,
5.540%, due 11/15/30[3]	116,000	117,646
Series 2025-2A, Class D,
5.080%, due 05/15/31[3]	127,000	127,259
Series 2025-2A, Class C,
4.850%, due 01/15/31[3]	85,000	85,329
Willis Engine Structured Trust VII,
Series 2023-A, Class A,
8.000%, due 10/15/48[3]	452,251	465,238
Wireless PropCo Funding LLC,
Series 2025-1A, Class B,
4.300%, due 06/25/55[3]	100,000	95,653
Zayo Issuer LLC,
Series 2025-1A, Class A2,
5.648%, due 03/20/55[3]	1,010,000	1,026,250
Total asset-backed securities (cost—$58,133,728)		59,206,839

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—45.6%
Advertising—0.0%†
Clear Channel Outdoor Holdings, Inc.
7.500%, due 03/15/33[3]	65,000	$67,968

Aerospace & defense—0.5%
AAR Escrow Issuer LLC
6.750%, due 03/15/29[3]	20,000	20,650
Boeing Co.
2.196%, due 02/04/26	100,000	99,464
2.700%, due 02/01/27	100,000	98,121
2.750%, due 02/01/26	300,000	298,813
3.450%, due 11/01/28	200,000	195,877
5.805%, due 05/01/50	275,000	273,132
Bombardier, Inc.
6.750%, due 06/15/33[3]	120,000	125,970
Goat Holdco LLC
6.750%, due 02/01/32[3]	105,000	107,222
Rolls-Royce PLC
5.750%, due 10/15/27[3]	200,000	205,148
RTX Corp.
5.750%, due 11/08/26	100,000	101,615
TransDigm, Inc.
6.625%, due 03/01/32[3]	35,000	36,193
6.875%, due 12/15/30[3]	385,000	399,712
7.125%, due 12/01/31[3]	10,000	10,433
		1,972,350
Agriculture—0.2%
BAT Capital Corp.
6.343%, due 08/02/30	200,000	215,530
Imperial Brands Finance PLC
3.500%, due 07/26/26[3]	200,000	198,811
5.875%, due 07/01/34[3]	200,000	208,434

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Agriculture—(continued)
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.950%, due 04/20/35[3]		30,000	$31,397
			654,172
Airlines—0.1%
American Airlines Pass-Through Trust
Series 2016-2, Class AA,
3.200%, due 06/15/28		182,100	176,551
Series 2015-2, Class AA,
3.600%, due 09/22/27		164,974	162,221
JetBlue Pass-Through Trust
Series 2019-1, Class A,
2.950%, due 05/15/28		223,185	206,978
Spirit Airlines Pass-Through Trust
Series 2015-1A,
4.100%, due 04/01/28		49,081	46,610
			592,360
Apparel—0.2%
Birkenstock Financing SARL
5.250%, due 04/30/29[4]	EUR	100,000	116,295
William Carter Co.
7.375%, due 02/15/31[3,5]		545,000	542,372
			658,667
Auto manufacturers—0.8%
American Honda Finance Corp.
1 day USD SOFR + 0.730%,
4.998%, due 08/13/27[2]		100,000	100,201
BMW U.S. Capital LLC
5.050%, due 03/21/30[3]		200,000	205,378

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Auto manufacturers—(continued)
Daimler Truck Finance North America LLC
2.000%, due 12/14/26[3]		200,000	$195,307
Ford Motor Credit Co. LLC
3.375%, due 11/13/25		200,000	199,920
5.800%, due 03/05/27		200,000	202,250
Hyundai Capital America
4.250%, due 09/18/28[3]		855,000	853,080
5.150%, due 03/27/30[3]		100,000	102,232
5.250%, due 01/08/27[3]		200,000	202,080
5.950%, due 09/21/26[3]		100,000	101,391
Mercedes-Benz Finance North America LLC
4.750%, due 03/31/28[3]		200,000	202,986
Nissan Motor Acceptance Co. LLC
2.000%, due 03/09/26[3]		100,000	98,748
2.750%, due 03/09/28[3]		200,000	187,702
Nissan Motor Co. Ltd.
4.810%, due 09/17/30[3]		200,000	187,583
Volkswagen Bank GmbH
2.500%, due 07/31/26[4]	EUR	500,000	576,683
			3,415,541
Auto parts & equipment—0.1%
Schaeffler AG
4.500%, due 03/28/30[4]		100,000	117,827
Valeo SE
5.125%, due 05/20/31[4]		100,000	119,155
ZF Europe Finance BV
3.000%, due 10/23/29[4]		100,000	104,199

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Auto parts & equipment—(continued)
ZF North America Capital, Inc.
6.750%, due 04/23/30[3]	20,000	$19,039
6.875%, due 04/23/32[3]	50,000	45,637
		405,857
Banks—12.0%
ABN AMRO Bank NV
(fixed, converts to FRN on 12/03/34),
5.515%, due 12/03/35[2,3]	200,000	207,487
ASB Bank Ltd.
(fixed, converts to FRN on 06/17/27),
5.284%, due 06/17/32[2,3]	1,700,000	1,720,273
5.398%, due 11/29/27[3]	1,680,000	1,725,153
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 01/14/32),
7.750%, due 01/14/32[2,6]	200,000	213,386
Banco Mercantil del Norte SA
(fixed, converts to FRN on 05/20/35),
8.750%, due 05/20/35[2,3,6]	15,000	16,016
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.621%, due 12/10/29[3]	10,000	10,384
Banco Santander SA
4.379%, due 04/12/28	200,000	200,527
(fixed, converts to FRN on 05/12/27),
4.750%, due 11/12/26[2,6]	200,000	196,972
Bangkok Bank PCL
5.650%, due 07/05/34[3]	25,000	26,360

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of America Corp.
(fixed, converts to FRN on 04/29/30),
2.592%, due 04/29/31[2]	200,000	$186,014
(fixed, converts to FRN on 04/24/27),
3.705%, due 04/24/28[2]	100,000	99,357
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28[2]	200,000	199,218
Series RR,
(fixed, converts to FRN on 01/27/27),
4.375%, due 01/27/27[2,6]	1,455,000	1,431,006
(fixed, converts to FRN on 04/27/27),
4.376%, due 04/27/28[2]	250,000	250,784
(fixed, converts to FRN on 01/20/26),
5.080%, due 01/20/27[2]	200,000	200,292
(fixed, converts to FRN on 09/15/28),
5.819%, due 09/15/29[2]	315,000	328,762
Series OO,
(fixed, converts to FRN on 05/01/30),
6.625%, due 05/01/30[2,6]	80,000	83,280
Bank of New York Mellon Corp.
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28[2]	1,760,000	1,747,114
Series I,
(fixed, converts to FRN on 12/20/26),
3.750%, due 12/20/26[2,6]	170,000	166,582
(fixed, converts to FRN on 03/14/29),
4.975%, due 03/14/30[2]	200,000	205,407

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of New Zealand
4.846%, due 02/07/28[3]	1,390,000	$1,414,242
Barclays PLC
(fixed, converts to FRN on 05/16/28),
4.972%, due 05/16/29[2]	200,000	202,960
(fixed, converts to FRN on 11/02/32),
7.437%, due 11/02/33[2]	400,000	459,048
(fixed, converts to FRN on 09/15/29),
8.000%, due 03/15/29[2,6]	200,000	212,859
BNP Paribas SA
(fixed, converts to FRN on 02/25/31),
4.625%, due 02/25/31[2,3,6]	215,000	194,220
(fixed, converts to FRN on 05/09/30),
5.085%, due 05/09/31[2,3]	755,000	767,815
(fixed, converts to FRN on 05/20/29),
5.497%, due 05/20/30[2,3]	200,000	206,745
BPCE SA
(fixed, converts to FRN on 10/19/28),
6.714%, due 10/19/29[2,3]	250,000	265,170
CaixaBank SA
(fixed, converts to FRN on 03/15/29),
5.673%, due 03/15/30[2,3]	200,000	207,902
Citigroup, Inc.
Series X,
(fixed, converts to FRN on 02/18/26),
3.875%, due 02/18/26[2,6]	128,000	127,168
(fixed, converts to FRN on 03/04/28),
4.786%, due 03/04/29[2]	115,000	116,493

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Citizens Financial Group, Inc.
Series B,
3 mo. USD Term SOFR + 3.265%,
7.199%, due 01/06/26[2,6]	60,000	$59,775
Series C,
3 mo. USD Term SOFR + 3.419%,
7.353%, due 01/06/26[2,6]	80,000	79,488
Comerica Bank
(fixed, converts to FRN on 08/25/32),
5.332%, due 08/25/33[2]	1,690,000	1,697,242
Danske Bank AS
(fixed, converts to FRN on 03/01/29),
5.705%, due 03/01/30[2,3]	200,000	207,935
Deutsche Bank AG
(fixed, converts to FRN on 02/08/27),
5.706%, due 02/08/28[2]	200,000	203,360
(fixed, converts to FRN on 11/20/28),
6.819%, due 11/20/29[2]	200,000	213,566
Fifth Third Bancorp
(fixed, converts to FRN on 07/28/29),
4.772%, due 07/28/30[2]	35,000	35,370
(fixed, converts to FRN on 10/27/27),
6.361%, due 10/27/28[2]	2,430,000	2,526,255
Series H,
3 mo. USD Term SOFR + 3.295%,
7.296%, due 11/30/25[2,6]	115,000	115,233

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Goldman Sachs Bank USA
1 day USD SOFR + 0.770%,
4.906%, due 03/18/27[2]	200,000	$200,313
1 day USD SOFR + 0.750%,
4.990%, due 05/21/27[2]	250,000	250,449
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 10/21/26),
1.948%, due 10/21/27[2]	100,000	97,813
Series U,
(fixed, converts to FRN on 08/10/26),
3.650%, due 08/10/26[2,6]	45,000	44,108
Series T,
(fixed, converts to FRN on 05/10/26),
3.800%, due 05/10/26[2,6]	20,000	19,706
Series V,
(fixed, converts to FRN on 11/10/26),
4.125%, due 11/10/26[2,6]	50,000	49,179
3 mo. USD Term SOFR + 2.012%,
5.871%, due 10/28/27[2]	200,000	202,430
Series Y,
(fixed, converts to FRN on 11/10/34),
6.125%, due 11/10/34[2,6,7]	70,000	71,373
(fixed, converts to FRN on 10/24/28),
6.484%, due 10/24/29[2]	115,000	122,197
Series X,
(fixed, converts to FRN on 05/10/29),
7.500%, due 05/10/29[2,6]	95,000	100,678
Grupo Aval Ltd.
4.375%, due 02/04/30[3]	70,000	65,821

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
HSBC Holdings PLC
(fixed, converts to FRN on 06/04/30),
2.848%, due 06/04/31[2]	2,000,000	$1,864,127
(fixed, converts to FRN on 08/11/32),
5.402%, due 08/11/33[2]	200,000	207,679
(fixed, converts to FRN on 03/09/33),
6.254%, due 03/09/34[2]	600,000	652,703
(fixed, converts to FRN on 11/03/27),
7.390%, due 11/03/28[2]	1,205,000	1,275,728
Huntington Bancshares, Inc.
(fixed, converts to FRN on 08/04/27),
4.443%, due 08/04/28[2]	830,000	833,106
Series G,
(fixed, converts to FRN on 10/15/27),
4.450%, due 10/15/27[2,6]	50,000	49,016

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
ING Groep NV
(fixed, converts to FRN on 11/16/27),
3.875%, due 05/16/27[2,6,7]	227,000	$217,809
Series NC10,
(fixed, converts to FRN on 11/16/31),
4.250%, due 05/16/31[2,6,7]	200,000	178,643
(fixed, converts to FRN on 03/25/30),
5.066%, due 03/25/31[2]	200,000	204,773
(fixed, converts to FRN on 03/19/29),
5.335%, due 03/19/30[2]	200,000	206,304
1 day USD SOFR Index + 1.560%,
5.726%, due 09/11/27[2]	200,000	201,602
(fixed, converts to FRN on 11/16/26),
5.750%, due 11/16/26[2,6]	200,000	200,685
Intesa Sanpaolo SpA
Series XR,
4.000%, due 09/23/29[3]	200,000	196,604
7.200%, due 11/28/33[3]	200,000	227,851

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
JPMorgan Chase & Co.
(fixed, converts to FRN on 09/22/26),
1.470%, due 09/22/27[2]	200,000	$195,289
(fixed, converts to FRN on 02/24/27),
2.947%, due 02/24/28[2]	200,000	197,021
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29[2]	200,000	197,396
(fixed, converts to FRN on 01/29/26),
3.960%, due 01/29/27[2]	100,000	99,913
(fixed, converts to FRN on 07/24/28),
5.299%, due 07/24/29[2]	315,000	324,312
(fixed, converts to FRN on 10/22/26),
6.070%, due 10/22/27[2]	200,000	203,569
Series CC,
3 mo. USD Term SOFR + 2.842%,
7.138%, due 02/01/26[2,6,7]	45,000	45,197
KeyBank NA
5.850%, due 11/15/27	1,435,000	1,476,930
Lloyds Bank PLC
7.500%, due 04/02/32[2,4]	800,000	595,624

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Lloyds Banking Group PLC
(fixed, converts to FRN on 03/18/27),
3.750%, due 03/18/28[2]	1,785,000	$1,773,864
(fixed, converts to FRN on 06/13/35),
6.068%, due 06/13/36[2]	200,000	209,582
(fixed, converts to FRN on 11/15/32),
7.953%, due 11/15/33[2]	810,000	944,035
(fixed, converts to FRN on 03/27/30),
8.000%, due 09/27/29[2,6]	200,000	216,374
M&T Bank Corp.
Series I,
(fixed, converts to FRN on 09/01/26),
3.500%, due 09/01/26[2,6,7]	190,000	183,190
Series G,
(fixed, converts to FRN on 08/01/29),
7.304%, due 02/01/26[2,6]	56,000	56,230
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 05/22/29),
3.261%, due 05/22/30[2]	200,000	193,224
(fixed, converts to FRN on 07/10/29),
5.382%, due 07/10/30[2]	200,000	207,309

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
Morgan Stanley
(fixed, converts to FRN on 07/20/26),
1.512%, due 07/20/27[2]		115,000	$112,800
(fixed, converts to FRN on 03/21/29),
3.790%, due 03/21/30[2]	EUR	100,000	119,020
(fixed, converts to FRN on 02/01/28),
5.123%, due 02/01/29[2]		200,000	204,135
(fixed, converts to FRN on 07/19/34),
5.320%, due 07/19/35[2]		85,000	87,416
(fixed, converts to FRN on 07/20/28),
5.449%, due 07/20/29[2]		200,000	206,374
(fixed, converts to FRN on 01/18/34),
5.466%, due 01/18/35[2]		45,000	46,803
(fixed, converts to FRN on 10/18/32),
6.342%, due 10/18/33[2]		200,000	219,953
Morgan Stanley Bank NA
1 day USD SOFR + 1.080%,
5.174%, due 01/14/28[2]		250,000	251,563
(fixed, converts to FRN on 05/26/27),
5.504%, due 05/26/28[2]		250,000	255,034

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
NatWest Group PLC
(fixed, converts to FRN on 05/22/27),
3.073%, due 05/22/28[2]	200,000	$196,712
(fixed, converts to FRN on 12/28/31),
4.600%, due 06/28/31[2,6]	200,000	182,067
1 day USD SOFR + 1.300%,
5.580%, due 11/15/28[2]	1,220,000	1,232,635
(fixed, converts to FRN on 03/02/33),
6.016%, due 03/02/34[2]	200,000	214,600
(fixed, converts to FRN on 11/10/25),
7.472%, due 11/10/26[2]	1,370,000	1,370,775
PNC Financial Services Group, Inc.
Series T,
(fixed, converts to FRN on 09/15/26),
3.400%, due 09/15/26[2,6,7]	1,149,000	1,115,704
Series S,
(fixed, converts to FRN on 11/01/26),
5.000%, due 11/01/26[2,6]	22,000	21,968
Series W,
(fixed, converts to FRN on 03/15/30),
6.250%, due 03/15/30[2,6,7]	75,000	76,955
Royal Bank of Canada
(fixed, converts to FRN on 08/06/28),
4.498%, due 08/06/29[2]	200,000	201,580

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Santander Holdings USA, Inc.
(fixed, converts to FRN on 01/06/27),
2.490%, due 01/06/28[2,7]	1,200,000	$1,171,756
(fixed, converts to FRN on 03/09/28),
6.499%, due 03/09/29[2]	970,000	1,009,381
Santander U.K. Group Holdings PLC
(fixed, converts to FRN on 01/10/28),
6.534%, due 01/10/29[2]	100,000	104,515
(fixed, converts to FRN on 11/21/25),
6.833%, due 11/21/26[2]	200,000	200,219
Skandinaviska Enskilda Banken AB
5.375%, due 03/05/29[3]	885,000	915,968
Societe Generale SA
(fixed, converts to FRN on 01/10/33),
6.691%, due 01/10/34[2,3]	300,000	326,558
Standard Chartered Bank
4.853%, due 12/03/27[7]	250,000	254,495
Standard Chartered PLC
(fixed, converts to FRN on 07/06/26),
6.187%, due 07/06/27[2,3]	100,000	101,205
State Street Corp.
(fixed, converts to FRN on 11/04/27),
5.820%, due 11/04/28[2]	740,000	764,842
Sumitomo Mitsui Financial Group, Inc.
1.902%, due 09/17/28	200,000	188,076
5.316%, due 07/09/29	200,000	207,269

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Toronto-Dominion Bank
4.109%, due 10/13/28	100,000	$99,929
Truist Financial Corp.
(fixed, converts to FRN on 06/06/27),
4.123%, due 06/06/28[2]	1,720,000	1,719,672
(fixed, converts to FRN on 01/26/28),
4.873%, due 01/26/29[2]	115,000	116,572
Series Q,
(fixed, converts to FRN on 09/01/30),
5.100%, due 03/01/30[2,6]	15,000	15,042
(fixed, converts to FRN on 01/26/33),
5.122%, due 01/26/34[2]	200,000	202,587
Series N,
(fixed, converts to FRN on 09/01/29),
6.669%, due 03/01/26[2,6]	110,000	110,456
U.S. Bancorp
Series N,
(fixed, converts to FRN on 01/15/27),
3.700%, due 01/15/27[2,6,7]	445,000	432,213
(fixed, converts to FRN on 02/01/33),
4.839%, due 02/01/34[2]	200,000	200,948
(fixed, converts to FRN on 10/26/26),
6.787%, due 10/26/27[2]	115,000	117,849

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Wells Fargo & Co.
(fixed, converts to FRN on 10/30/29),
2.879%, due 10/30/30[2]	200,000	$189,628
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27[2]	200,000	198,758
(fixed, converts to FRN on 03/02/32),
3.350%, due 03/02/33[2]	1,915,000	1,785,400
Series BB,
(fixed, converts to FRN on 03/15/26),
3.900%, due 03/15/26[2,6]	115,000	114,146
(fixed, converts to FRN on 04/23/28),
4.970%, due 04/23/29[2]	115,000	117,093
(fixed, converts to FRN on 07/25/33),
5.557%, due 07/25/34[2]	235,000	246,778
(fixed, converts to FRN on 07/25/28),
5.574%, due 07/25/29[2]	200,000	207,005
Wells Fargo Bank NA
5.450%, due 08/07/26	100,000	100,986
		50,722,416
Beverages—0.0%†
Constellation Brands, Inc.
4.800%, due 01/15/29	100,000	101,585

Biotechnology—0.2%
Amgen, Inc.
5.750%, due 03/02/63	240,000	239,710
Regeneron Pharmaceuticals, Inc.
1.750%, due 09/15/30	300,000	266,116

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Biotechnology—(continued)
Royalty Pharma PLC
4.450%, due 03/25/31	100,000	$99,340
		605,166
Building Materials—0.1%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625%, due 12/15/30[3]	245,000	251,868
Quikrete Holdings, Inc.
6.750%, due 03/01/33[3]	105,000	109,258
Standard Building Solutions, Inc.
6.250%, due 08/01/33[3]	25,000	25,494
Standard Industries, Inc.
4.375%, due 07/15/30[3]	55,000	53,045
		439,665
Chemicals—0.4%
Avient Corp.
7.125%, due 08/01/30[3]	10,000	10,292
Celanese U.S. Holdings LLC
7.050%, due 11/15/30	30,000	30,529
International Flavors & Fragrances, Inc.
2.300%, due 11/01/30[3]	99,000	88,691
Olin Corp.
6.625%, due 04/01/33[3]	1,115,000	1,104,158
Olympus Water U.S. Holding Corp.
4.250%, due 10/01/28[3]	65,000	62,267
7.250%, due 06/15/31[3]	20,000	20,012
Sociedad Quimica y Minera de Chile SA
5.500%, due 09/10/34[3]	20,000	20,240
6.500%, due 11/07/33[3]	25,000	26,844

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Chemicals—(continued)
WR Grace Holdings LLC
4.875%, due 06/15/27[3]		73,000	$72,341
6.625%, due 08/15/32[3]		40,000	38,635
7.375%, due 03/01/31[3]		10,000	10,019
			1,484,028
Commercial services—1.0%
Ashtead Capital, Inc.
5.500%, due 08/11/32[3]		1,700,000	1,752,861
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.250%, due 01/15/30[3,7]		805,000	821,579
Block, Inc.
6.500%, due 05/15/32		200,000	207,511
Duke University
Series 2020,
2.682%, due 10/01/44		300,000	221,056
Emory University
Series 2020,
2.143%, due 09/01/30		200,000	182,880
Equifax, Inc.
4.800%, due 09/15/29		200,000	202,936
Herc Holdings, Inc.
7.250%, due 06/15/33[3]		95,000	100,159
Quanta Services, Inc.
4.300%, due 08/09/28		200,000	200,771
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750%, due 08/15/32[3]		40,000	41,313
Verisure Midholding AB
5.250%, due 02/15/29[4]	EUR	100,000	115,934

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Commercial services—(continued)
Veritiv Operating Co.
10.500%, due 11/30/30[3]	45,000	$46,831
VM Consolidated, Inc.
5.500%, due 04/15/29[3]	20,000	19,778
Williams Scotsman, Inc.
7.375%, due 10/01/31[3]	55,000	57,563
		3,971,172
Computers—0.1%
Amentum Holdings, Inc.
7.250%, due 08/01/32[3]	50,000	52,035
Dell International LLC/EMC Corp.
5.500%, due 04/01/35	165,000	168,568
		220,603
Cosmetics/Personal Care—0.0%†
Opal Bidco SAS
6.500%, due 03/31/32[3]	65,000	66,947
Perrigo Finance Unlimited Co.
6.125%, due 09/30/32	35,000	35,295
		102,242
Distribution & wholesale—0.0%†
Gates Corp.
6.875%, due 07/01/29[3]	25,000	25,955
Resideo Funding, Inc.
4.000%, due 09/01/29[3]	20,000	19,075
6.500%, due 07/15/32[3]	10,000	10,236
Windsor Holdings III LLC
8.500%, due 06/15/30[3]	65,000	68,619
		123,885
Diversified financial services—2.4%
Acadian Asset Management, Inc.
4.800%, due 07/27/26	755,000	754,946

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450%, due 04/03/26	200,000	$200,074
5.100%, due 01/19/29	50,000	51,141
Ally Financial, Inc.
2.200%, due 11/02/28	200,000	186,759
Series C,
(fixed, converts to FRN on 05/15/28),
4.700%, due 05/15/28[2,6]	104,000	96,732
(fixed, converts to FRN on 01/17/30),
5.543%, due 01/17/31[2]	40,000	40,692
(fixed, converts to FRN on 01/17/35),
6.646%, due 01/17/40[2]	25,000	25,058
(fixed, converts to FRN on 01/03/29),
6.848%, due 01/03/30[2]	1,285,000	1,355,484
American Express Co.
(fixed, converts to FRN on 02/16/27),
5.098%, due 02/16/28[2]	115,000	116,430
(fixed, converts to FRN on 04/23/26),
5.645%, due 04/23/27[2]	200,000	201,332
Aviation Capital Group LLC
5.375%, due 07/15/29[3]	200,000	204,594
6.250%, due 04/15/28[3]	200,000	207,992
Avolon Holdings Funding Ltd.
5.750%, due 03/01/29[3]	200,000	206,324
Azorra Finance Ltd.
7.750%, due 04/15/30[3]	15,000	15,787
Bread Financial Holdings, Inc.
9.750%, due 03/15/29[3]	1,805,000	1,926,646

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Capital One Financial Corp.
3.750%, due 07/28/26	115,000	$114,589
(fixed, converts to FRN on 05/10/27),
4.927%, due 05/10/28[2]	1,700,000	1,716,321
(fixed, converts to FRN on 02/01/29),
5.700%, due 02/01/30[2]	100,000	103,865
Charles Schwab Corp.
Series I,
(fixed, converts to FRN on 06/01/26),
4.000%, due 06/01/26[2,6]	132,000	130,798
Series K,
(fixed, converts to FRN on 06/01/27),
5.000%, due 06/01/27[2,6]	55,000	55,019
Jane Street Group/JSG Finance, Inc.
7.125%, due 04/30/31[3]	20,000	20,987
Lazard Group LLC
4.375%, due 03/11/29	100,000	99,886
Lehman Brothers Holdings, Inc.
0.000%, due 01/24/13[8]	4,500,000	2,250
0.000%, due 12/30/13[8]	1,900,000	950
0.000%, due 12/30/49[5,8]	900,000	450
Navient Corp.
5.500%, due 03/15/29[7]	85,000	83,473
Nomura Holdings, Inc.
1 day USD SOFR + 1.250%,
5.513%, due 07/02/27[2]	200,000	201,613
OneMain Finance Corp.
7.125%, due 11/15/31	125,000	129,528

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, due 02/01/27[3]	1,660,000	$1,649,254
PennyMac Financial Services, Inc.
7.125%, due 11/15/30[3]	155,000	162,281
7.875%, due 12/15/29[3]	20,000	21,253
Rocket Cos., Inc.
6.500%, due 08/01/29[3]	145,000	150,399
UWM Holdings LLC
6.625%, due 02/01/30[3]	20,000	20,376
XP, Inc.
6.750%, due 07/02/29[3]	35,000	35,822
		10,289,105
Electric—5.4%
Adani Electricity Mumbai Ltd.
3.949%, due 02/12/30[3]	262,000	245,987
Alexander Funding Trust II
7.467%, due 07/31/28[3]	1,475,000	1,574,400
Algonquin Power & Utilities Corp.
5.365%, due 06/15/26	200,000	200,952
Alliant Energy Corp.
(fixed, converts to FRN on 04/01/31),
5.750%, due 04/01/56[2]	70,000	70,237
Alliant Energy Finance LLC
5.950%, due 03/30/29[3]	100,000	104,661
Alpha Generation LLC
6.250%, due 01/15/34[3]	55,000	55,639
6.750%, due 10/15/32[3]	205,000	210,655

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Electric—(continued)
Ameren Corp.
5.000%, due 01/15/29	200,000	$204,872
American Electric Power Co., Inc.
5.950%, due 11/01/32	195,000	208,997
Series D,
(fixed, converts to FRN on 03/15/36),
6.050%, due 03/15/56[2]	15,000	15,190
(fixed, converts to FRN on 12/15/29),
7.050%, due 12/15/54[2]	135,000	141,739
Appalachian Power Co.
Series AA,
2.700%, due 04/01/31	200,000	182,084
Atlantica Sustainable Infrastructure Ltd.
4.125%, due 06/15/28[3]	1,495,000	1,447,576
Avangrid, Inc.
3.800%, due 06/01/29	200,000	196,708
Black Hills Corp.
2.500%, due 06/15/30	200,000	184,209
CenterPoint Energy Houston Electric LLC
5.200%, due 10/01/28	200,000	206,103
CenterPoint Energy, Inc.
(fixed, converts to FRN on 04/01/31),
5.950%, due 04/01/56[2,7]	120,000	120,765
(fixed, converts to FRN on 05/15/30),
6.700%, due 05/15/55[2]	170,000	175,656
CMS Energy Corp.
(fixed, converts to FRN on 06/01/35),
6.500%, due 06/01/55[2]	180,000	187,264

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Comision Federal de Electricidad
5.700%, due 01/24/30[3]		30,000	$30,413
Constellation Energy Generation LLC
6.125%, due 01/15/34		200,000	217,559
Dominion Energy, Inc.
Series C,
2.250%, due 08/15/31		200,000	177,218
Series C,
(fixed, converts to FRN on 04/15/27),
4.350%, due 01/15/27[2,6]		60,000	59,013
5.375%, due 11/15/32		270,000	280,830
(fixed, converts to FRN on 02/15/36),
6.200%, due 02/15/56[2]		25,000	25,281
(fixed, converts to FRN on 05/15/35),
6.625%, due 05/15/55[2]		205,000	213,732
DTE Energy Co.
5.100%, due 03/01/29		300,000	307,552
Edison International
Series A,
(fixed, converts to FRN on 03/15/26),
5.375%, due 03/09/26[2,6]		1,810,000	1,792,040
5.450%, due 06/15/29		200,000	202,224
EDP SA
(fixed, converts to FRN on 05/29/30),
4.750%, due 05/29/54[2,4]	EUR	100,000	120,124

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Electricite de France SA
(fixed, converts to FRN on 09/17/35),
7.375%, due 06/17/35[2,4,6]	GBP	100,000	$134,258
(fixed, converts to FRN on 12/06/28),
7.500%, due 09/06/28[2,4,6]	EUR	200,000	252,937
Elia Group SA
(fixed, converts to FRN on 06/15/28),
5.850%, due 03/15/28[2,4,6]		100,000	121,290
EPH Financing International AS
6.651%, due 11/13/28[4]		200,000	249,948
Eversource Energy
5.950%, due 02/01/29		100,000	104,767
Exelon Corp.
2.750%, due 03/15/27		200,000	196,377
5.150%, due 03/15/29		200,000	205,683
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, due 01/31/41[3]		19,810	20,943
Georgia Power Co.
5.004%, due 02/23/27		200,000	202,739
IPALCO Enterprises, Inc.
4.250%, due 05/01/30		200,000	195,747
Lightning Power LLC
7.250%, due 08/15/32[3]		150,000	158,889
MidAmerican Energy Co.
3.650%, due 04/15/29		1,400,000	1,385,458
Monongahela Power Co.
3.550%, due 05/15/27[3]		1,800,000	1,785,125

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
National Rural Utilities Cooperative Finance Corp.
4.800%, due 03/15/28		100,000	$101,658
New York State Electric & Gas Corp.
2.150%, due 10/01/31[3,7]		1,400,000	1,223,268
NextEra Energy Capital Holdings, Inc.
3.550%, due 05/01/27		300,000	297,660
(fixed, converts to FRN on 08/15/30),
6.375%, due 08/15/55[2]		50,000	52,041
Niagara Mohawk Power Corp.
4.278%, due 12/15/28[3]		300,000	300,286
NorthWestern Corp.
5.073%, due 03/21/30[3]		200,000	205,142
NRG Energy, Inc.
3.875%, due 02/15/32[3]		3,000	2,784
5.750%, due 07/15/29[3]		75,000	75,284
6.000%, due 02/01/33[3]		25,000	25,502
(fixed, converts to FRN on 03/15/28),
10.250%, due 03/15/28[2,3,6]		335,000	367,660
Orsted AS
(fixed, converts to FRN on 12/14/29),
5.125%, due 12/08/3022[2,4]	EUR	100,000	117,907

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Electric—(continued)
Pacific Gas & Electric Co.
3.150%, due 01/01/26	100,000	$99,753
4.950%, due 07/01/50	52,830	45,473
5.550%, due 05/15/29	200,000	205,888
5.700%, due 03/01/35	45,000	46,248
6.000%, due 08/15/35	100,000	104,861
6.100%, due 10/15/55	120,000	119,911
6.150%, due 03/01/55	57,000	57,386
6.400%, due 06/15/33	200,000	215,206
6.950%, due 03/15/34	100,000	110,974
PacifiCorp
2.700%, due 09/15/30	100,000	92,445
5.100%, due 02/15/29	200,000	205,276
Pinnacle West Capital Corp.
1 day USD SOFR + 0.820%,
4.990%, due 06/10/26[2]	200,000	200,479
Saavi Energia SARL
8.875%, due 02/10/35[3]	25,000	26,750
Sempra
(fixed, converts to FRN on 04/01/31),
6.375%, due 04/01/56[2]	60,000	61,651
(fixed, converts to FRN on 10/01/34),
6.400%, due 10/01/54[2]	175,000	179,712
Southern California Edison Co.
5.150%, due 06/01/29	200,000	203,755
5.850%, due 11/01/27	100,000	102,554
5.950%, due 11/01/32	775,000	817,736

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Southern Co.
Series A,
3.700%, due 04/30/30		200,000	$195,290
Series B,
(fixed, converts to FRN on 01/15/26),
4.000%, due 01/15/51[2]		435,000	433,212
Southwestern Electric Power Co.
Series M,
4.100%, due 09/15/28		200,000	199,589
System Energy Resources, Inc.
5.300%, due 12/15/34		200,000	201,842
Vistra Operations Co. LLC
6.875%, due 04/15/32[3]		430,000	451,647
WEC Energy Group, Inc.
1.800%, due 10/15/30		69,000	61,130
XPLR Infrastructure Operating Partners LP
8.625%, due 03/15/33[3]		1,280,000	1,342,999
			22,724,800
Electrical components & equipment—0.0%†
WESCO Distribution, Inc.
6.625%, due 03/15/32[3]		55,000	57,486

Electronics—0.1%
Arrow Electronics, Inc.
5.150%, due 08/21/29		200,000	204,200
Honeywell International, Inc.
4.125%, due 11/02/34	EUR	200,000	241,716
Imola Merger Corp.
4.750%, due 05/15/29[3]		25,000	24,643

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electronics—(continued)
TD SYNNEX Corp.
6.100%, due 04/12/34		100,000	$105,587
			576,146
Energy-Alternate Sources—0.6%
FS Luxembourg SARL
8.625%, due 06/25/33[3]		20,000	20,675
XPLR Infrastructure LP
0.000%, due 11/15/25[3,9]		760,000	759,419
2.500%, due 06/15/26[3,7]		1,910,000	1,878,242
			2,658,336
Entertainment—0.3%
Caesars Entertainment, Inc.
4.625%, due 10/15/29[3,7]		20,000	18,816
6.000%, due 10/15/32[3,7]		50,000	47,699
Churchill Downs, Inc.
5.750%, due 04/01/30[3]		45,000	45,138
6.750%, due 05/01/31[3]		270,000	276,059
Cirsa Finance International SARL
7.875%, due 07/31/28[4]	EUR	100,000	120,475
Light & Wonder International, Inc.
6.250%, due 10/01/33[3]		80,000	79,646
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[3]		250,000	242,670
Penn Entertainment, Inc.
4.125%, due 07/01/29[3]		20,000	18,625
Six Flags Entertainment Corp.
7.250%, due 05/15/31[3,7]		40,000	40,098

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Entertainment—(continued)
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.250%, due 07/15/29	50,000	$48,057
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co.
6.625%, due 05/01/32[3]	25,000	25,386
Warnermedia Holdings, Inc.
4.054%, due 03/15/29	300,000	291,312
5.050%, due 03/15/42	25,000	20,068
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250%, due 03/15/33[3]	5,000	5,080
		1,279,129
Food—0.5%
Conagra Brands, Inc.
4.850%, due 11/01/28	100,000	101,102
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.500%, due 12/01/52	45,000	46,679
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
6.375%, due 02/25/55[3]	320,000	330,652
Kroger Co.
5.400%, due 01/15/49	115,000	111,947

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Food—(continued)
Mars, Inc.
4.800%, due 03/01/30[3]	200,000	$204,306
5.000%, due 03/01/32[3]	1,005,000	1,032,763
Minerva Luxembourg SA
8.875%, due 09/13/33[3]	45,000	49,230
Post Holdings, Inc.
6.250%, due 02/15/32[3]	75,000	77,092
Sysco Corp.
6.600%, due 04/01/50[7]	184,000	203,666
U.S. Foods, Inc.
5.750%, due 04/15/33[3]	55,000	55,724
		2,213,161
Forest products & paper—0.0%†
Celulosa Arauco y Constitucion SA
4.200%, due 01/29/30[3,7]	40,000	38,489
Suzano Netherlands BV
5.500%, due 01/15/36	10,000	9,980
		48,469
Gas—0.6%
National Fuel Gas Co.
2.950%, due 03/01/31	300,000	273,353
NiSource, Inc.
3.600%, due 05/01/30	200,000	194,060
Southern California Gas Co.
2.950%, due 04/15/27	100,000	98,397
5.050%, due 09/01/34	1,100,000	1,122,513
5.450%, due 06/15/35	665,000	691,554
Southwest Gas Corp.
4.050%, due 03/15/32	200,000	192,681
		2,572,558

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Healthcare-products—0.1%
Bausch & Lomb Corp.
8.375%, due 10/01/28[3]		130,000	$135,850
Medline Borrower LP
3.875%, due 04/01/29[3]		245,000	237,970
Zimmer Biomet Holdings, Inc.
5.350%, due 12/01/28		200,000	206,735
			580,555
Healthcare-services—0.5%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[3]		40,000	39,141
Centene Corp.
2.625%, due 08/01/31		300,000	257,370
Cigna Group
4.375%, due 10/15/28		200,000	201,255
CommonSpirit Health
4.352%, due 09/01/30		50,000	49,875
4.975%, due 09/01/35		50,000	49,750
Eurofins Scientific SE
(fixed, converts to FRN on 07/24/28),
6.750%, due 04/24/28[2,4,6]	EUR	100,000	123,299
HCA, Inc.
3.125%, due 03/15/27		200,000	197,414
4.125%, due 06/15/29		49,000	48,655
Icon Investments Six DAC
5.809%, due 05/08/27		200,000	204,138
Molina Healthcare, Inc.
6.250%, due 01/15/33[3]		65,000	65,425
Sutter Health
Series 2025,
5.213%, due 08/15/32		735,000	763,513

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Healthcare-services—(continued)
UnitedHealth Group, Inc.
4.650%, due 01/15/31	75,000	$76,181
5.300%, due 06/15/35	20,000	20,702
		2,096,718
Home builders—0.0%†
Beazer Homes USA, Inc.
7.250%, due 10/15/29[7]	30,000	30,422
Mattamy Group Corp.
5.250%, due 12/15/27[3]	10,000	9,961
		40,383
Insurance—7.1%
Acrisure LLC/Acrisure Finance, Inc.
6.750%, due 07/01/32[3]	50,000	51,278
7.500%, due 11/06/30[3]	15,000	15,514
Aegon Ltd.
(fixed, converts to FRN on 04/11/28),
5.500%, due 04/11/48[2]	1,105,000	1,120,306
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750%, due 04/15/28[3]	330,000	335,991
7.000%, due 01/15/31[3]	280,000	290,009
American National Global Funding
5.250%, due 06/03/30[3]	860,000	876,279
5.550%, due 01/28/30[3]	720,000	742,293
Ascot Group Ltd.
(fixed, converts to FRN on 06/15/30),
6.349%, due 06/15/35[2,3]	585,000	609,797

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
Athene Global Funding
4.721%, due 10/08/29[3]	870,000	$873,357
5.033%, due 07/17/30[3]	1,295,000	1,313,832
1 day USD SOFR Index + 1.030%,
5.250%, due 08/27/26[2,3]	100,000	100,460
5.583%, due 01/09/29[3]	200,000	205,830
Athene Holding Ltd.
(fixed, converts to FRN on 06/28/35),
6.875%, due 06/28/55[2]	75,000	75,283
Corebridge Financial, Inc.
(fixed, converts to FRN on 12/15/27),
6.875%, due 12/15/52[2,7]	1,690,000	1,730,775
Corebridge Global Funding
5.750%, due 07/02/26[3]	100,000	101,056
DaVinciRe Holdings Ltd.
5.950%, due 04/15/35[3]	540,000	554,460
Enstar Finance LLC
(fixed, converts to FRN on 01/15/27),
5.500%, due 01/15/42[2]	2,165,000	2,139,943
Enstar Group Ltd.
(fixed, converts to FRN on 04/01/35),
7.500%, due 04/01/45[2,3]	755,000	788,884
Equitable Holdings, Inc.
4.350%, due 04/20/28	100,000	100,286
(fixed, converts to FRN on 03/28/35),
6.700%, due 03/28/55[2,7]	110,000	115,330

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
F&G Annuities & Life, Inc.
7.400%, due 01/13/28	2,715,000	$2,848,360
F&G Global Funding
5.875%, due 06/10/27[3]	100,000	102,409
Fidelis Insurance Holdings Ltd.
(fixed, converts to FRN on 06/15/35),
7.750%, due 06/15/55[2]	815,000	880,331
Fidelity National Financial, Inc.
3.400%, due 06/15/30	67,000	63,666
GA Global Funding Trust
5.200%, due 12/09/31[3]	300,000	302,634
Global Atlantic Fin Co.
(fixed, converts to FRN on 10/15/26),
4.700%, due 10/15/51[2,3]	420,000	409,049
(fixed, converts to FRN on 10/15/29),
7.950%, due 10/15/54[2,3]	600,000	627,296
HUB International Ltd.
7.250%, due 06/15/30[3]	475,000	495,899
Jackson National Life Global Funding
4.550%, due 09/09/30[3]	200,000	199,535
Liberty Mutual Group, Inc.
(fixed, converts to FRN on 12/15/26),
4.125%, due 12/15/51[2,3]	110,000	107,520
MassMutual Global Funding II
1 day USD SOFR + 0.980%,
5.081%, due 07/10/26[2,3]	200,000	201,008

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
MetLife, Inc.
Series G,
(fixed, converts to FRN on 03/15/35),
6.350%, due 03/15/55[2]	45,000	$47,711
Metropolitan Life Global Funding I
4.300%, due 08/25/29[3]	1,120,000	1,125,058
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(fixed, converts to FRN on 05/23/32),
5.875%, due 05/23/42[2,3]	1,000,000	1,048,418
Mutual of Omaha Cos Global Funding
5.000%, due 04/01/30[3]	100,000	102,015
5.350%, due 04/09/27[3]	250,000	253,984
Northwestern Mutual Global Funding
4.350%, due 09/15/27[3]	985,000	992,481
Pacific Life Global Funding II
5.500%, due 07/18/28[3]	100,000	103,590
Panther Escrow Issuer LLC
7.125%, due 06/01/31[3]	130,000	134,352
Protective Life Global Funding
5.215%, due 06/12/29[3]	200,000	206,510
Prudential Financial, Inc.
(fixed, converts to FRN on 02/28/32),
5.125%, due 03/01/52[2]	70,000	69,729
RenaissanceRe Holdings Ltd.
5.750%, due 06/05/33	1,469,000	1,537,122

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Insurance—(continued)
RGA Global Funding
6.000%, due 11/21/28[3]		200,000	$209,893
SiriusPoint Ltd.
7.000%, due 04/05/29		1,025,000	1,081,400
Stewart Information Services Corp.
3.600%, due 11/15/31		1,215,000	1,085,652
Swiss Re Finance Luxembourg SA
(fixed, converts to FRN on 04/02/29),
5.000%, due 04/02/49[2,3]		3,400,000	3,431,860
			29,808,445
Internet—0.6%
AppLovin Corp.
5.500%, due 12/01/34		185,000	190,017
5.950%, due 12/01/54		29,000	29,056
Beignet Investor LLC
6.581%, due 05/30/49[3]		1,159,000	1,236,314
Expedia Group, Inc.
3.800%, due 02/15/28		100,000	99,223
Gen Digital, Inc.
6.250%, due 04/01/33[3]		20,000	20,589
Meta Platforms, Inc.
4.600%, due 11/15/32		505,000	507,538
4.875%, due 11/15/35		85,000	85,376
5.500%, due 11/15/45		65,000	64,438
5.625%, due 11/15/55		100,000	99,248
5.750%, due 11/15/65		40,000	39,665
United Group BV
5.250%, due 02/01/30[4]	EUR	100,000	113,937
			2,485,401

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Investment companies—3.1%
Abu Dhabi Developmental Holding Co. PJSC
4.375%, due 10/02/31[3]	200,000	$200,582
BlackRock TCP Capital Corp.
6.950%, due 05/30/29[7]	565,000	573,775
Blackstone Private Credit Fund
6.000%, due 01/29/32	43,000	44,013
7.300%, due 11/27/28	1,975,000	2,099,782
Blue Owl Capital Corp.
2.875%, due 06/11/28	1,100,000	1,038,730
Blue Owl Credit Income Corp.
7.750%, due 09/16/27	950,000	993,339
Blue Owl Technology Finance Corp.
6.100%, due 03/15/28[3]	505,000	508,900
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance
5.950%, due 09/17/30[3]	810,000	784,882
Franklin BSP Capital Corp.
6.000%, due 10/02/30[3,7]	535,000	524,859
Golub Capital BDC, Inc.
7.050%, due 12/05/28	200,000	209,821
HA Sustainable Infrastructure Capital, Inc.
6.375%, due 07/01/34	1,400,000	1,414,318
6.750%, due 07/15/35	1,255,000	1,286,686

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Investment companies—(continued)
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[3]	1,900,000	$1,881,209
Oaktree Strategic Credit Fund
6.500%, due 07/23/29[7]	1,365,000	1,403,336
		12,964,232
Iron & steel—0.1%
Cleveland-Cliffs, Inc.
6.875%, due 11/01/29[3]	40,000	41,076
7.000%, due 03/15/32[3,7]	25,000	25,562
Metinvest BV
7.650%, due 10/01/27[3]	25,000	19,875
7.750%, due 10/17/29[3]	110,000	81,950
Mineral Resources Ltd.
7.000%, due 04/01/31[3]	80,000	82,821
		251,284
Leisure time—0.0%†
Carnival Corp.
6.000%, due 05/01/29[3]	45,000	45,675
6.125%, due 02/15/33[3]	45,000	46,402
NCL Corp. Ltd.
7.750%, due 02/15/29[3]	10,000	10,696
Viking Cruises Ltd.
7.000%, due 02/15/29[3]	30,000	30,170
Viking Ocean Cruises Ship VII Ltd.
5.625%, due 02/15/29[3]	10,000	9,990
		142,933
Lodging—0.1%
Las Vegas Sands Corp.
6.000%, due 08/15/29	200,000	208,326

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Lodging—(continued)
Marriott International, Inc.
5.550%, due 10/15/28		200,000	$207,870
Melco Resorts Finance Ltd.
5.625%, due 07/17/27[3]		105,000	104,711
			520,907
Machinery-construction & mining—0.0%†
Terex Corp.
6.250%, due 10/15/32[3]		80,000	81,136

Machinery-diversified—0.0%†
TK Elevator Midco GmbH
4.375%, due 07/15/27[4]	EUR	100,000	115,451

Media—0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, due 08/15/30[3]		190,000	178,109
4.750%, due 03/01/30[3]		65,000	61,806
4.750%, due 02/01/32[3,7]		120,000	108,638
5.375%, due 06/01/29[3]		20,000	19,738
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, due 01/15/29		200,000	186,076
3.500%, due 06/01/41		200,000	144,267
4.800%, due 03/01/50		585,000	457,803
5.750%, due 04/01/48		55,000	48,781
6.700%, due 12/01/55		95,000	93,680
Fox Corp.
4.709%, due 01/25/29		100,000	101,245
McGraw-Hill Education, Inc.
5.750%, due 08/01/28[3]		35,000	34,930

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Media—(continued)
Midcontinent Communications
8.000%, due 08/15/32[3]	40,000	$40,744
Sirius XM Radio LLC
3.875%, due 09/01/31[3,7]	55,000	49,901
		1,525,718
Mining—0.1%
Capstone Copper Corp.
6.750%, due 03/31/33[3]	80,000	82,780
Corp. Nacional del Cobre de Chile
3.150%, due 01/14/30[3]	125,000	118,585
Kaiser Aluminum Corp.
4.500%, due 06/01/31[3]	40,000	38,167
4.625%, due 03/01/28[3]	15,000	14,989
Minera Mexico SA de CV
5.625%, due 02/12/32[3]	65,000	67,503
Nexa Resources SA
6.600%, due 04/08/37[3]	10,000	10,392
Novelis Corp.
4.750%, due 01/30/30[3]	20,000	19,325
6.375%, due 08/15/33[3]	35,000	35,461
Taseko Mines Ltd.
8.250%, due 05/01/30[3]	15,000	15,859
		403,061
Miscellaneous manufacturers—0.0%†
Amsted Industries, Inc.
6.375%, due 03/15/33[3]	55,000	56,921

Oil & gas—0.9%
3R Lux SARL
9.750%, due 02/05/31[3]	30,000	30,553

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, due 06/30/29[3]	20,000	$19,941
6.625%, due 10/15/32[3]	35,000	35,693
Canadian Natural Resources Ltd.
5.000%, due 12/15/29[3]	100,000	102,104
Caturus Energy LLC
8.500%, due 02/15/30[3]	45,000	45,870
Civitas Resources, Inc.
8.625%, due 11/01/30[3]	40,000	41,354
Comstock Resources, Inc.
5.875%, due 01/15/30[3]	95,000	90,412
6.750%, due 03/01/29[3]	40,000	39,654
Continental Resources, Inc.
5.750%, due 01/15/31[3]	200,000	205,942
Crescent Energy Finance LLC
7.375%, due 01/15/33[3]	20,000	18,890
7.625%, due 04/01/32[3]	40,000	38,782
Ecopetrol SA
4.625%, due 11/02/31	50,000	44,720
5.875%, due 05/28/45	10,000	7,648
5.875%, due 11/02/51	10,000	7,374
8.375%, due 01/19/36	20,000	20,697
FORESEA Holding SA
7.500%, due 06/15/30[4]	20,272	19,772
Geopark Ltd.
8.750%, due 01/31/30[3,7]	10,000	9,440
Gran Tierra Energy, Inc.
9.500%, due 10/15/29[3]	45,000	36,424

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Harbour Energy PLC
6.327%, due 04/01/35[3]	200,000	$204,883
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[3]	20,000	19,626
6.875%, due 05/15/34[3]	90,000	85,500
7.250%, due 02/15/35[3]	40,000	38,531
KazMunayGas National Co. JSC
5.750%, due 04/19/47[3]	65,000	61,437
Matador Resources Co.
6.500%, due 04/15/32[3]	40,000	40,369
Noble Finance II LLC
8.000%, due 04/15/30[3]	40,000	41,514
Northern Oil & Gas, Inc.
8.750%, due 06/15/31[3]	70,000	71,343
Occidental Petroleum Corp.
5.375%, due 01/01/32	100,000	101,713
Permian Resources Operating LLC
6.250%, due 02/01/33[3]	40,000	40,697
7.000%, due 01/15/32[3]	125,000	129,682
Pertamina Persero PT
6.450%, due 05/30/44[3]	40,000	43,229
Petroleos Mexicanos
6.350%, due 02/12/48	85,000	67,987
6.700%, due 02/16/32	20,000	19,980
6.950%, due 01/28/60	30,000	24,705
7.690%, due 01/23/50	100,000	90,705
Raizen Fuels Finance SA
6.950%, due 03/05/54[3]	30,000	23,167

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
Saudi Arabian Oil Co.
5.750%, due 07/17/54[3]		30,000	$30,075
SM Energy Co.
7.000%, due 08/01/32[3,7]		40,000	39,131
Sunoco LP
5.625%, due 03/15/31[3]		70,000	70,045
5.875%, due 03/15/34[3]		60,000	59,990
7.000%, due 05/01/29[3]		1,185,000	1,231,786
TGNR Intermediate Holdings LLC
5.500%, due 10/15/29[3]		80,000	77,555
TotalEnergies SE
(fixed, converts to FRN on 11/19/34),
4.500%, due 08/19/34[2,4,6]	EUR	200,000	236,205
			3,665,125
Oil & gas services—0.0%†
Archrock Partners LP/Archrock Partners Finance Corp.
6.625%, due 09/01/32[3]		50,000	51,387
USA Compression Partners LP/USA Compression Finance Corp.
7.125%, due 03/15/29[3]		60,000	61,971
			113,358
Packaging & containers—0.1%
Clydesdale Acquisition Holdings, Inc.
6.750%, due 04/15/32[3]		25,000	25,085
Mauser Packaging Solutions Holding Co.
7.875%, due 04/15/27[3]		300,000	300,788

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(continued)
Sealed Air Corp.
6.500%, due 07/15/32[3,7]		60,000	$62,088
Sealed Air Corp./Sealed Air Corp. U.S.
7.250%, due 02/15/31[3,7]		5,000	5,249
WRKCo, Inc.
4.900%, due 03/15/29		100,000	101,853
			495,063
Pharmaceuticals—0.8%
AbbVie, Inc.
4.800%, due 03/15/27		90,000	90,915
Bayer AG
(fixed, converts to FRN on 09/25/30),
5.375%, due 03/25/82[2,4,7]	EUR	100,000	118,964
Bayer U.S. Finance LLC
6.125%, due 11/21/26[3]		400,000	406,764
CVS Health Corp.
5.050%, due 03/25/48		170,000	152,004
5.625%, due 02/21/53		30,000	28,423
CVS Pass-Through Trust
Series 2013,
4.704%, due 01/10/36[3]		2,130,450	2,036,268
Grifols SA
7.500%, due 05/01/30[4]	EUR	100,000	121,164
Nidda Healthcare Holding GmbH
5.625%, due 02/21/30[4]		100,000	118,605
Pfizer Investment Enterprises Pte. Ltd.
4.750%, due 05/19/33		200,000	202,420

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Teva Pharmaceutical Finance Netherlands II BV
4.375%, due 05/09/30	EUR	100,000	$118,536
			3,394,063
Pipelines—1.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[3]		135,000	134,916
6.625%, due 02/01/32[3]		325,000	336,467
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.000%, due 07/15/29[3]		15,000	15,561
Buckeye Partners LP
6.750%, due 02/01/30[3]		15,000	15,655
Cheniere Energy Partners LP
3.250%, due 01/31/32		200,000	182,711
CQP Holdco LP/BIP-V Chinook Holdco LLC
7.500%, due 12/15/33[3]		180,000	194,752
Enbridge, Inc.
4.900%, due 06/20/30[7]		200,000	204,612
5.300%, due 04/05/29		200,000	206,401
(fixed, converts to FRN on 06/27/34),
7.200%, due 06/27/54[2]		62,000	66,218
Series NC5,
(fixed, converts to FRN on 01/15/29),
8.250%, due 01/15/84[2]		100,000	107,304

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Energy Transfer LP
5.250%, due 04/15/29	200,000	$205,603
5.250%, due 07/01/29	200,000	205,777
6.100%, due 12/01/28	200,000	210,069
6.200%, due 04/01/55	40,000	39,899
Genesis Energy LP/Genesis Energy Finance Corp.
8.000%, due 05/15/33	40,000	41,312
Greensaif Pipelines Bidco SARL
5.853%, due 02/23/36[3]	200,000	210,275
Harvest Midstream I LP
7.500%, due 09/01/28[3]	30,000	30,329
7.500%, due 05/15/32[3]	55,000	56,998
Howard Midstream Energy Partners LLC
7.375%, due 07/15/32[3]	130,000	136,222
Kinder Morgan, Inc.
5.550%, due 06/01/45	100,000	97,244
7.750%, due 01/15/32	200,000	231,475
Kinetik Holdings LP
5.875%, due 06/15/30[3,7]	60,000	60,448
MPLX LP
4.700%, due 04/15/48	378,000	316,472
5.000%, due 03/01/33	200,000	200,399
5.950%, due 04/01/55	55,000	53,479
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125%, due 02/15/29[3]	40,000	40,948

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
ONEOK, Inc.
5.050%, due 11/01/34	300,000	$295,727
5.375%, due 06/01/29	200,000	205,965
5.650%, due 11/01/28	200,000	207,330
5.850%, due 01/15/26	200,000	200,369
Rockies Express Pipeline LLC
6.750%, due 03/15/33[3]	35,000	36,633
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, due 09/01/31[3]	40,000	39,326
Venture Global Calcasieu Pass LLC
3.875%, due 08/15/29[3]	100,000	94,729
Venture Global LNG, Inc.
8.125%, due 06/01/28[3]	25,000	25,753
8.375%, due 06/01/31[3]	60,000	61,598
9.500%, due 02/01/29[3]	25,000	26,907
9.875%, due 02/01/32[3,7]	25,000	26,704
Venture Global Plaquemines LNG LLC
6.500%, due 01/15/34[3]	100,000	104,745
Williams Cos., Inc.
4.800%, due 11/15/29	200,000	203,563
		5,130,895
Private Equity—0.1%
Carlyle Finance Subsidiary LLC
3.500%, due 09/19/29[3]	200,000	194,285

Real estate—0.2%
CBRE Services, Inc.
5.500%, due 04/01/29[7]	200,000	207,269

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Real estate—(continued)
CoStar Group, Inc.
2.800%, due 07/15/30[3]		200,000	$183,012
CPI Property Group SA
(fixed, converts to FRN on 06/24/31),
7.500%, due 03/26/31[2,4,6]	EUR	102,000	111,398
Heimstaden Bostad AB
(fixed, converts to FRN on 01/29/28),
3.000%, due 10/29/27[2,4,6]		100,000	111,103
Newmark Group, Inc.
7.500%, due 01/12/29		200,000	213,795
			826,577
Real estate investment trusts—1.5%
Arbor Realty SR, Inc.
Series QIB,
8.500%, due 10/15/27[3]		2,395,000	2,436,822
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[3]		10,000	9,812
7.750%, due 12/01/29[3]		45,000	47,422
CFE Fibra E
5.875%, due 09/23/40[3]		20,000	20,154
Extra Space Storage LP
4.950%, due 01/15/33		25,000	25,137
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.875%, due 10/01/28[3]		15,000	14,987
7.000%, due 02/01/30[3]		200,000	204,814
Pebblebrook Hotel LP/PEB Finance Corp.
6.375%, due 10/15/29[3]		20,000	20,191

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
RHP Hotel Properties LP/RHP Finance Corp.
6.500%, due 04/01/32[3]		230,000	$236,606
RLJ Lodging Trust LP
4.000%, due 09/15/29[3]		75,000	70,824
SBA Tower Trust
6.599%, due 01/15/28[3]		3,100,000	3,174,359
Starwood Property Trust, Inc.
6.500%, due 07/01/30[3]		95,000	98,805
XHR LP
4.875%, due 06/01/29[3]		15,000	14,663
			6,374,596
Retail—0.3%
Ceconomy AG
6.250%, due 07/15/29[4]	EUR	100,000	121,081
Cougar JV Subsidiary LLC
8.000%, due 05/15/32[3]		100,000	106,579
Eroski S Coop
10.625%, due 04/30/29[4]	EUR	100,000	122,231
Macy's Retail Holdings LLC
5.875%, due 03/15/30[3]		362,000	361,972
7.375%, due 08/01/33[3,7]		625,000	658,601
Patrick Industries, Inc.
6.375%, due 11/01/32[3]		35,000	35,686
			1,406,150
Savings & loans—0.2%
Axos Financial, Inc.
(fixed, converts to FRN on 10/01/30),
7.000%, due 10/01/35[2]		540,000	555,525

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Savings & loans—(continued)
Nationwide Building Society
(fixed, converts to FRN on 02/16/27),
2.972%, due 02/16/28[2,3]	200,000	$196,875
(fixed, converts to FRN on 10/18/26),
6.557%, due 10/18/27[2,3]	250,000	255,096
		1,007,496
Semiconductors—0.8%
ams-OSRAM AG
12.250%, due 03/30/29[3,7]	1,800,000	1,936,930
Broadcom, Inc.
3.137%, due 11/15/35[3]	130,000	112,672
4.926%, due 05/15/37[3]	268,000	266,844
5.050%, due 07/12/29	200,000	205,943
Foundry JV Holdco LLC
6.250%, due 01/25/35[3]	200,000	212,838
6.300%, due 01/25/39[3]	200,000	212,720
Intel Corp.
3.750%, due 08/05/27	50,000	49,591
4.900%, due 08/05/52	105,000	90,180
5.600%, due 02/21/54[7]	105,000	100,408
Marvell Technology, Inc.
5.950%, due 09/15/33	185,000	197,720
		3,385,846
Shipbuilding—0.1%
Huntington Ingalls Industries, Inc.
2.043%, due 08/16/28	200,000	188,072

Software—0.7%
CoreWeave, Inc.
9.000%, due 02/01/31[3]	550,000	551,609
9.250%, due 06/01/30[3]	410,000	413,988

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Software—(continued)
Fiserv, Inc.
5.450%, due 03/15/34		200,000	$202,989
Oracle Corp.
2.875%, due 03/25/31		200,000	182,308
3.850%, due 04/01/60		200,000	132,199
4.200%, due 09/27/29		200,000	198,376
4.650%, due 05/06/30		100,000	100,731
5.200%, due 09/26/35		80,000	78,784
5.950%, due 09/26/55		205,000	194,359
6.000%, due 08/03/55		170,000	162,608
Paychex, Inc.
5.350%, due 04/15/32		200,000	207,411
Synopsys, Inc.
5.150%, due 04/01/35		95,000	96,502
UKG, Inc.
6.875%, due 02/01/31[3]		315,000	324,248
			2,846,112
Telecommunications—0.9%
Altice France SA
7.250%, due 11/01/29[3]	EUR	154,020	177,537
AT&T, Inc.
1.650%, due 02/01/28		115,000	109,017
Bell Telephone Co. of Canada or Bell Canada
(fixed, converts to FRN on 09/15/30),
6.875%, due 09/15/55[2]		75,000	78,270
British Telecommunications PLC
(fixed, converts to FRN on 12/20/28),
8.375%, due 12/20/83[2,4]	GBP	100,000	141,419

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
CommScope LLC
9.500%, due 12/15/31[3]		75,000	$76,396
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, due 09/15/29[3]		1,350,000	1,429,534
Crown Castle Towers LLC
4.241%, due 07/15/28[3]		81,000	80,279
Fibercop SpA
Series 2033,
6.375%, due 11/15/33[3]		55,000	54,272
7.200%, due 07/18/36[3]		15,000	15,157
7.875%, due 07/31/28[4]	EUR	100,000	127,419
Iliad Holding SAS
5.625%, due 10/15/28[4]		100,000	116,957
Level 3 Financing, Inc.
6.875%, due 06/30/33[3]		25,000	25,607
7.000%, due 03/31/34[3]		60,000	61,644
Lorca Telecom Bondco SA
4.000%, due 09/18/27[4]	EUR	200,000	230,717
Motorola Solutions, Inc.
2.300%, due 11/15/30		200,000	180,844
Oztel Holdings SPC Ltd.
6.625%, due 04/24/28[3]		110,000	115,278
Rogers Communications, Inc.
3.800%, due 03/15/32		114,000	107,436
(fixed, converts to FRN on 04/15/30),
7.000%, due 04/15/55[2]		90,000	94,100

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(concluded)
Telecommunications—(concluded)
Telefonica Europe BV
(fixed, converts to FRN on 09/24/27),
2.875%, due 06/24/27[2,4,6]	EUR	100,000	$113,860
T-Mobile USA, Inc.
2.050%, due 02/15/28		100,000	95,526
2.550%, due 02/15/31		200,000	181,901
Vmed O2 U.K. Financing I PLC
4.500%, due 07/15/31[4]	GBP	100,000	118,889
Vodafone Group PLC
5.750%, due 06/28/54		70,000	68,694
(fixed, converts to FRN on 08/30/29),
6.500%, due 08/30/84[2,4]	EUR	100,000	126,178
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250%, due 10/01/31[3]		20,000	20,423
			3,947,354
Transportation—0.0%†
MV24 Capital BV
6.748%, due 06/01/34[3]		29,293	29,102
XPO, Inc.
7.125%, due 02/01/32[3]		55,000	57,838
			86,940
Water—0.1%
Veolia Environnement SA
(fixed, converts to FRN on 08/20/30),
4.371%, due 05/20/30[2,4,6]	EUR	100,000	118,354
(fixed, converts to FRN on 02/22/29),
5.993%, due 11/22/28[2,4,6]		100,000	123,353
			241,707
Total corporate bonds
(cost—$190,449,679)			192,333,651

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Loan assignments—7.8%
Agriculture—0.2%
AAG U.S. GSI Bidco, Inc.
3 mo. USD Term SOFR + 5.000%,
9.002%, due 10/31/31[2]	671,625	$667,850

Airlines—0.5%
American Airlines, Inc.
3 mo. USD Term SOFR + 2.250%,
6.134%, due 04/20/28[2]	229,424	229,607
3 mo. USD Term SOFR + 3.250%,
7.134%, due 05/28/32[2]	835,800	838,307
United Airlines, Inc.
3 mo. USD Term SOFR + 2.000%,
6.196%, due 02/22/31[2]	1,260,577	1,262,380
		2,330,294
Chemicals—0.3%
GEON Performance Solutions LLC
3 mo. USD Term SOFR + 4.250%,
8.513%, due 08/18/28[2]	1,270,815	1,167,243

Commercial services—0.8%
Priority Holdings LLC
1 mo. USD Term SOFR + 3.750%,
7.715%, due 07/30/32[2]	1,329,187	1,326,860
System One Holdings LLC
1 mo. USD Term SOFR + 3.500%,
7.465%, due 03/02/28[2]	2,202,139	2,202,140
		3,529,000
Distribution/wholesale—0.2%
Gloves Buyer, Inc.
1 mo. USD Term SOFR + 4.000%,
7.965%, due 05/21/32[2]	675,000	664,241

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(continued)
Diversified financial services—0.4%
LendingTree, Inc.
1 mo. USD Term SOFR + 4.500%,
8.465%, due 08/21/30[2]	1,574,422	$1,561,953

Electric—0.5%
Eastern Power LLC
1 mo. USD Term SOFR + 5.250%,
9.215%, due 04/03/28[2]	1,920,975	1,927,948

Environmental control—0.2%
Tidal Waste & Recycling Holdings LLC
3 mo. USD Term SOFR + 3.000%,
7.002%, due 10/24/31[2]	794,010	796,789

Health care products—0.3%
Medline Borrower LP
1 mo. USD Term SOFR + 2.000%,
5.965%, due 10/23/30[2]	1,440,518	1,440,921

Healthcare-services—0.8%
IQVIA, Inc.
3 mo. USD Term SOFR + 1.750%,
5.752%, due 01/02/31[2]	1,218,393	1,221,439
MPH Acquisition Holdings LLC
3 mo. USD Term SOFR + 3.750%,
7.590%, due 12/31/30[2]	177,951	177,543
3 mo. USD Term SOFR + 4.600%,
8.702%, due 12/31/30[2]	1,475,106	1,391,822
Sotera Health Holdings LLC
3 mo. USD Term SOFR + 2.500%,
6.340%, due 05/30/31[2]	754,248	756,133
		3,546,937

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(continued)
Internet—0.2%
Eagle Broadband Investments LLC
3 mo. USD Term SOFR + 3.000%,
7.263%, due 11/12/27[2]	654,844	$644,203

Media—0.5%
Midcontinent Communications
1 mo. USD Term SOFR + 2.500%,
6.502%, due 08/16/31[2]	1,366,200	1,363,809
Nexstar Broadcasting, Inc.
1 mo. USD Term SOFR + 2.500%,
6.465%, due 06/28/32[2]	688,275	688,544
Versant Media Group, Inc.
0.000%, due 10/23/30[10]	270,000	268,763
		2,321,116
Miscellaneous manufactur—0.1%
Coorstek, Inc.
0.000%, due 10/11/32[10]	560,000	557,200

Oil & gas—0.1%
Hilcorp Energy I LP
1 mo. USD Term SOFR + 2.000%,
6.032%, due 02/11/30[2]	472,625	472,923

Pharmaceuticals—0.3%
Jazz Financing Lux SARL
1 mo. USD Term SOFR + 2.250%,
6.215%, due 05/05/28[2]	1,083,737	1,085,840

Pipelines—1.1%
BCP Renaissance Parent LLC
3 mo. USD Term SOFR + 2.500%,
6.502%, due 10/31/28[2]	1,276,316	1,280,465

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(continued)
Pipelines—(continued)
Rockpoint Gas Storage Partners LP
3 mo. USD Term SOFR + 3.000%,
6.843%, due 09/18/31[2]	2,034,625	$2,037,799
UGI Energy Services LLC
1 mo. USD Term SOFR + 2.500%,
6.465%, due 02/22/30[2]	1,508,330	1,513,986
		4,832,250
Real estate investment trusts—0.2%
Starwood Property Trust, Inc.
1 mo. USD Term SOFR + 1.750%,
5.715%, due 11/18/27[2]	992,147	992,147

Software—0.3%
Central Parent, Inc.
3 mo. USD Term SOFR + 3.250%,
7.252%, due 07/06/29[2]	1,473,862	1,209,702

Telecommunications—0.5%
Connect Finco SARL
1 mo. USD Term SOFR + 3.500%,
7.465%, due 12/11/26[2]	382,965	382,103
Iridium Satellite LLC
1 mo. USD Term SOFR + 2.250%,
6.215%, due 09/20/30[2]	1,356,940	1,270,055
Lumen Technologies, Inc.
1 mo. USD Term SOFR + 6.000%,
9.965%, due 06/01/28[2]	394,623	399,556
		2,051,714

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(concluded)
Transportation—0.3%
Stonepeak Nile Parent LLC
3 mo. USD Term SOFR + 2.250%,
6.162%, due 04/09/32[2]	1,245,000	$1,243,182
Total loan assignments
(cost—$33,526,379)		33,043,453

Mortgage-backed securities—11.6%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class B,
4.092%, due 08/10/35[2,3]	124,000	117,180
1301 Trust,
Series 2025-1301, Class D,
6.223%, due 08/11/42[2,3]	90,000	91,316
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
5.468%, due 09/25/35[2]	23,828	20,938
BAHA Trust,
Series 2024-MAR, Class B,
6.841%, due 12/10/41[2,3]	1,400,000	1,459,177
Banc of America Funding Trust,
Series 2005-D, Class A1,
5.341%, due 05/25/35[2]	106,000	99,138
Bank,
Series 2021-BN38, Class C,
3.218%, due 12/15/64[2]	51,000	42,689
Series 2019-BN17, Class C,
4.507%, due 04/15/52[2]	72,000	67,093

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Bank of America Mortgage Trust,
Series 2002-G, Class 1A3,
5.750%, due 07/20/32[2]	56	$55
Bank5,
Series 2025-5YR17, Class C,
5.894%, due 11/15/58[2]	53,000	53,099
Series 2025-5YR17, Class B,
5.992%, due 11/15/58[2]	75,000	77,380
Series 2024-5YR5, Class B,
6.539%, due 02/15/29[2]	37,000	38,409
Series 2023-5YR3, Class C,
7.315%, due 09/15/56[2]	43,000	44,776
BBCMS Mortgage Trust,
Series 2022-C17, Class XA,
IO,
1.150%, due 09/15/55[2]	1,294,464	81,672
Series 2018-TALL, Class A,
1 mo. USD Term SOFR + 0.919%,
4.952%, due 03/15/37[2,3]	100,000	94,250
Series 2024-5C31, Class C,
5.756%, due 12/15/57[2]	34,000	33,999
Bear Stearns ALT-A Trust,
Series 2004-9, Class 2A1,
4.462%, due 09/25/34[2]	42,595	38,156
Series 2006-1, Class 21A2,
4.498%, due 02/25/36[2]	228,792	160,924

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2005-7, Class 22A1,
4.834%, due 09/25/35[2]	218,466	$118,352
Bear Stearns ARM Trust,
Series 2004-7, Class 1A1,
0.000%, due 10/25/34[2]	37,121	27,682
Series 2004-6, Class 2A1,
4.054%, due 09/25/34[2]	100,941	91,813
Series 2003-5, Class 2A1,
4.729%, due 08/25/33[2]	31,521	29,503
Series 2004-3, Class 1A2,
4.836%, due 07/25/34[2]	32,721	31,175
Series 2003-1, Class 6A1,
6.575%, due 04/25/33[2]	2,629	2,648
Benchmark Mortgage Trust,
Series 2020-B19, Class AS,
2.148%, due 09/15/53	53,000	44,114
Series 2020-B19, Class B,
2.351%, due 09/15/53	47,000	36,545
Series 2020-B16, Class C,
3.641%, due 02/15/53[2]	59,000	48,728
Series 2018-B4, Class A2,
3.976%, due 07/15/51	23,268	23,069
Series 2023-B40, Class C,
7.406%, due 12/15/56[2]	41,000	42,708

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Bravo Residential Funding Trust,
Series 2025-NQM5, Class A3,
5.800%, due 02/25/65[2,3]	132,131	$132,787
BX Commercial Mortgage Trust,
Series 2024-KING, Class C,
1 mo. USD Term SOFR + 1.940%,
5.973%, due 05/15/34[2,3]	103,636	103,765
Series 2024-MF, Class C,
1 mo. USD Term SOFR + 1.941%,
5.973%, due 02/15/39[2,3]	143,444	143,578
Series 2021-VOLT, Class E,
1 mo. USD Term SOFR + 2.114%,
6.147%, due 09/15/36[2,3]	96,883	96,792
Series 2024-GPA2, Class C,
1 mo. USD Term SOFR + 2.191%,
6.224%, due 11/15/41[2,3]	121,000	121,225
Series 2024-KING, Class D,
1 mo. USD Term SOFR + 2.490%,
6.522%, due 05/15/34[2,3]	118,441	118,809
Series 2021-VOLT, Class F,
1 mo. USD Term SOFR + 2.514%,
6.547%, due 09/15/36[2,3]	96,883	96,792
Series 2024-XL5, Class D,
1 mo. USD Term SOFR + 2.690%,
6.722%, due 03/15/41[2,3]	114,835	115,051

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2023-XL3, Class D,
1 mo. USD Term SOFR + 3.589%,
7.621%, due 12/09/40[2,3]	71,601	$71,735
BX Trust,
Series 2019-OC11, Class D,
3.944%, due 12/09/41[2,3]	100,000	94,693
Series 2025-LIFE, Class A,
5.884%, due 06/13/47[2,3]	170,000	175,000
Series 2025-ROIC, Class D,
1 mo. USD Term SOFR + 1.993%,
6.025%, due 03/15/30[2,3]	196,235	195,499
Series 2022-CLS, Class B,
6.300%, due 10/13/27[3]	2,700,000	2,718,588
Series 2024-BIO, Class C,
1 mo. USD Term SOFR + 2.640%,
6.672%, due 02/15/41[2,3]	100,000	99,690
Series 2025-GW, Class D,
1 mo. USD Term SOFR + 2.750%,
6.782%, due 07/15/42[2,3]	100,000	100,375
Series 2024-VLT4, Class E,
1 mo. USD Term SOFR + 2.889%,
6.922%, due 06/15/41[2,3]	136,000	136,000
Series 2025-VLT7, Class D,
1 mo. USD Term SOFR + 3.250%,
7.282%, due 07/15/44[2,3]	128,000	128,717

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Chase Home Lending Mortgage Trust,
Series 2025-10, Class A9B,
5.500%, due 07/25/56[2,3]	97,679	$98,201
Series 2024-2, Class A6A,
6.000%, due 02/25/55[2,3]	77,513	77,936
Series 2024-3, Class A6,
6.000%, due 02/25/55[2,3]	124,860	125,800
Series 2024-4, Class A6,
6.000%, due 03/25/55[2,3]	132,165	132,809
Series 2024-11, Class A4,
6.000%, due 11/25/55[2,3]	102,251	103,944
Series 2024-11, Class A9A,
6.000%, due 11/25/55[2,3]	39,909	40,257
Series 2024-11, Class A9,
6.300%, due 11/25/55[2,3]	21,228	21,931
Chase Mortgage Finance Trust,
Series 2007-S6, Class 2A1,
5.500%, due 12/25/22	473,922	177,892
Series 2005-S3, Class A10,
5.500%, due 11/25/35	670,589	474,251
CHL Mortgage Pass-Through Trust,
Series 2005-HYB9, Class 5A1,
1 yr. USD Term SOFR + 2.465%,
6.148%, due 02/20/36[2]	76,503	72,154

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Citigroup Commercial Mortgage Trust,
Series 2017-P8, Class C,
4.253%, due 09/15/50[2]	55,000	$43,390
Series 2023-SMRT, Class C,
5.852%, due 10/12/40[2,3]	100,000	101,282
Series 2023-PRM3, Class C,
6.360%, due 07/10/28[2,3]	100,000	102,593
Series 2023-PRM3, Class B,
6.360%, due 07/10/28[2,3]	1,120,000	1,158,839
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-4, Class A,
5.802%, due 08/25/35[2]	26,008	25,944
Series 2005-6, Class A3,
1 yr. CMT + 1.800%,
5.840%, due 09/25/35[2]	181	181
Series 2005-6, Class A2,
1 yr. CMT + 2.150%,
6.190%, due 09/25/35[2]	2,751	2,748
Series 2005-11, Class A1A,
1 yr. CMT + 2.400%,
6.490%, due 05/25/35[2]	16,971	17,247
COMM Mortgage Trust,
Series 2025-SBX, Class A,
5.257%, due 08/10/41[2,3]	980,000	985,795
Series 2024-277P, Class B,
6.999%, due 08/10/44[2,3]	134,000	142,281

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2024-CBM, Class D,
7.926%, due 12/10/41[2,3]	100,000	$102,579
CONE Trust,
Series 2024-DFW1, Class A,
1 mo. USD Term SOFR + 1.642%,
5.674%, due 08/15/41[2,3]	54,000	53,933
Series 2024-DFW1, Class D,
1 mo. USD Term SOFR + 3.040%,
7.072%, due 08/15/41[2,3]	57,000	56,912
Countrywide Alternative Loan Trust,
Series 2005-62, Class 2A1,
1 yr. USD MTA + 1.000%,
5.109%, due 12/25/35[2]	62,850	54,578
Series 2006-14CB, Class A1,
6.000%, due 06/25/36	1,122,133	598,906
Series 2006-41CB, Class 1A9,
6.000%, due 01/25/37	285,693	144,700
Series 2003-J3, Class 2A1,
6.250%, due 12/25/33	8,472	8,989
Cross Mortgage Trust,
Series 2024-H8, Class A1,
5.549%, due 12/25/69[2,3]	88,818	89,323
Series 2024-H8, Class M1,
6.315%, due 12/25/69[2,3]	100,000	101,343
CRSO Trust
7.913%, due 07/10/28[2]	1,130,000	1,175,061

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
DC Commercial Mortgage Trust,
Series 2023-DC, Class B,
6.804%, due 09/12/40[3]	860,000	$885,190
DC Office Trust,
Series 2019-MTC, Class D,
3.072%, due 09/15/45[2,3]	100,000	84,948
DSLA Mortgage Loan Trust,
Series 2005-AR4, Class 2A1A,
1 mo. USD Term SOFR + 0.634%,
4.768%, due 08/19/45[2]	86,043	77,712
EFMT,
Series 2025-NQM5, Class A1,
5.033%, due 11/25/70[2,3]	103,000	103,062
Series 2024-INV2, Class A3,
5.441%, due 10/25/69[2,3]	89,392	89,236
Series 2024-INV2, Class M1,
5.726%, due 10/25/69[2,3]	100,000	99,657
ELM Trust,
Series 2024-ELM, Class D10,
6.626%, due 06/10/39[2,3]	100,000	100,587
Series 2024-ELM, Class D15,
6.674%, due 06/10/39[2,3]	100,000	100,570
Fashion Show Mall LLC,
Series 2024-SHOW, Class C,
6.074%, due 10/10/41[2,3]	100,000	100,650

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Federal Home Loan Mortgage Corp. Multiclass Certificates,
Series 2020-RR04, Class X,
IO,
2.126%, due 02/27/29[2]	3,460,000	$174,358
Federal Home Loan Mortgage Corp. REMICS,
Series 2764, Class LZ,
4.500%, due 03/15/34	152,067	152,321
Series 2400, Class FQ,
30 day USD SOFR Average + 0.614%,
4.848%, due 01/15/32[2]	1,750	1,750
Series 2921, Class PG,
5.000%, due 01/15/35	364,882	371,305
Series 5475, Class FA,
30 day USD SOFR Average + 1.100%,
5.283%, due 11/25/54[2]	178,038	178,226
Series 5471, Class FK,
30 day USD SOFR Average + 1.150%,
5.333%, due 08/25/54[2]	229,951	230,487
Series 5474, Class FB,
30 day USD SOFR Average + 1.150%,
5.333%, due 11/25/54[2]	243,860	244,423
Series 5468, Class FB,
30 day USD SOFR Average + 1.200%,
5.383%, due 11/25/54[2]	231,589	231,530

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2764, Class ZG,
5.500%, due 03/15/34	112,491	$115,933
Series 5521, Class FB,
30 day USD SOFR Average + 1.700%,
5.883%, due 03/25/55[2]	221,300	222,993
Series 5513, Class FJ,
30 day USD SOFR Average + 1.800%,
5.983%, due 11/25/54[2]	220,337	222,385
Series 2983, Class TZ,
6.000%, due 05/15/35	351,455	367,372
Series 3149, Class CZ,
6.000%, due 05/15/36	460,866	484,076
Federal Home Loan Mortgage Corp. STACR REMICS Trust,
Series 2021-DNA7, Class M2,
30 day USD SOFR Average + 1.800%,
5.983%, due 11/25/41[2,3]	130,000	131,119
Series 2024-HQA1, Class M2,
30 day USD SOFR Average + 2.000%,
6.183%, due 03/25/44[2,3]	210,000	212,176
Series 2022-DNA1, Class M2,
30 day USD SOFR Average + 2.500%,
6.683%, due 01/25/42[2,3]	417,000	424,178
Series 2022-DNA3, Class M1B,
30 day USD SOFR Average + 2.900%,
7.083%, due 04/25/42[2,3]	99,000	102,803

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2022-DNA4, Class M1B,
30 day USD SOFR Average + 3.350%,
7.533%, due 05/25/42[2,3]	180,000	$186,571
Series 2021-DNA6, Class B1,
30 day USD SOFR Average + 3.400%,
7.583%, due 10/25/41[2,3]	200,000	204,246
Series 2022-DNA6, Class M1B,
30 day USD SOFR Average + 3.700%,
7.883%, due 09/25/42[2,3]	178,000	186,596
Series 2022-DNA2, Class M2,
30 day USD SOFR Average + 3.750%,
7.933%, due 02/25/42[2,3]	439,000	453,978
Series 2022-DNA3, Class M2,
30 day USD SOFR Average + 4.350%,
8.533%, due 04/25/42[2,3]	111,000	116,181
Series 2022-DNA5, Class M1B,
30 day USD SOFR Average + 4.500%,
8.683%, due 06/25/42[2,3]	192,000	202,681
Series 2022-HQA1, Class M2,
30 day USD SOFR Average + 5.250%,
9.433%, due 03/25/42[2,3]	383,000	403,349
Series 2022-DNA4, Class B1,
30 day USD SOFR Average + 6.250%,
10.433%, due 05/25/42[2,3]	81,000	86,999

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2022-HQA1, Class B1,
30 day USD SOFR Average + 7.000%,
11.183%, due 03/25/42[2,3]	200,000	$215,072
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates,
Series T-54, Class 2A,
6.500%, due 02/25/43	284,038	286,783
Series T-58, Class 2A,
6.500%, due 09/25/43	110,625	113,070
Federal National Mortgage Association Connecticut Avenue Securities,
Series 2025-R06, Class 1M2,
30 day USD SOFR Average + 1.550%,
5.733%, due 09/25/45[2,3]	153,000	153,323
Federal National Mortgage Association Connecticut Avenue Securities Trust,
Series 2025-R02, Class 1M2,
30 day USD SOFR Average + 1.600%,
5.783%, due 02/25/45[2,3]	108,000	108,068
Series 2025-R01, Class 1B1,
30 day USD SOFR Average + 1.700%,
5.883%, due 01/25/45[2,3]	90,000	89,692
Series 2025-R02, Class 1B1,
30 day USD SOFR Average + 1.950%,
6.133%, due 02/25/45[2,3]	75,000	75,188

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2022-R04, Class 1M2,
30 day USD SOFR Average + 3.100%,
7.283%, due 03/25/42[2,3]	191,000	$196,342
Series 2022-R01, Class 1B1,
30 day USD SOFR Average + 3.150%,
7.333%, due 12/25/41[2,3]	178,000	182,002
Series 2023-R02, Class 1M2,
30 day USD SOFR Average + 3.350%,
7.533%, due 01/25/43[2,3]	144,000	150,214
Series 2022-R03, Class 1M2,
30 day USD SOFR Average + 3.500%,
7.683%, due 03/25/42[2,3]	82,000	84,721
Series 2023-R01, Class 1M2,
30 day USD SOFR Average + 3.750%,
7.933%, due 12/25/42[2,3]	133,000	139,652
Series 2022-R08, Class 1B1,
30 day USD SOFR Average + 5.600%,
9.783%, due 07/25/42[2,3]	336,000	360,388
Federal National Mortgage Association REMICS,
Series 2024-40, Class FA,
30 day USD SOFR Average + 1.150%,
5.333%, due 03/25/54[2]	206,978	207,388
Series 2024-67, Class FA,
30 day USD SOFR Average + 1.170%,
5.353%, due 09/25/54[2]	218,158	218,661

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2024-76, Class JF,
30 day USD SOFR Average + 1.250%,
5.433%, due 11/25/54[2]	208,984	$209,727
Series 2025-6, Class FC,
30 day USD SOFR Average + 1.600%,
5.783%, due 02/25/55[2]	220,472	221,621
Series 2025-35, Class HF,
30 day USD SOFR Average + 1.700%,
5.883%, due 05/25/55[2]	227,288	228,906
Series 2025-6, Class LF,
30 day USD SOFR Average + 1.800%,
5.983%, due 02/25/55[2]	220,528	222,483
Series 2006-65, Class GD,
6.000%, due 07/25/26	1,999	1,998
Series 2003-64, Class AH,
6.000%, due 07/25/33	461,183	478,385
Federal National Mortgage Association REMICS Trust,
Series 1999-W4, Class A9,
6.250%, due 02/25/29	25,840	26,157
Federal National Mortgage Association Trust,
Series 2004-W8, Class 2A,
6.500%, due 06/25/44	103,446	105,767

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 2A1,
6.000%, due 08/25/35[2]	6,629	$4,409
Government National Mortgage Association REMICS,
Series 2020-86, Class WK,
1.000%, due 06/20/50	202,382	157,152
Series 2021-119, Class NC,
1.500%, due 07/20/51	180,896	150,629
Series 2021-103, Class HE,
2.000%, due 06/20/51	176,084	147,236
Series 2018-38, Class WF,
1 mo. USD Term SOFR + 0.414%,
4.549%, due 10/20/43[2]	501,144	485,096
Series 2017-182, Class FW,
1 mo. USD Term SOFR + 0.464%,
4.599%, due 05/20/47[2]	164,319	158,304
Series 2015-H20, Class FB,
1 mo. USD Term SOFR + 0.714%,
4.987%, due 08/20/65[2]	258,836	259,027
Series 2025-4, Class FY,
30 day USD SOFR Average + 1.600%,
5.784%, due 01/20/55[2]	200,956	202,268
GS Mortgage Securities Trust,
Series 2019-GC42, Class C,
3.697%, due 09/10/52[2]	79,000	67,648

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2015-GS1, Class AS,
4.037%, due 11/10/48[2]	34,074	$33,774
Series 2016-GS2, Class C,
4.694%, due 05/10/49[2]	70,000	67,965
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1,
5.120%, due 09/25/35[2]	57,041	54,768
HarborView Mortgage Loan Trust,
Series 2005-4, Class 3A1,
4.749%, due 07/19/35[2]	91,064	67,714
Series 2004-11, Class 3A1A,
1 mo. USD Term SOFR + 0.814%,
4.846%, due 01/19/35[2]	13,500	13,162
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D,
6.340%, due 01/13/40[2,3]	100,000	103,894
Series 2025-SPRL, Class E,
6.678%, due 01/13/40[2,3]	100,000	103,301
INTOWN Mortgage Trust,
Series 2025-STAY, Class A,
1 mo. USD Term SOFR + 1.350%,
5.382%, due 03/15/42[2,3]	1,660,000	1,662,609
Series 2025-STAY, Class C,
1 mo. USD Term SOFR + 2.250%,
6.282%, due 03/15/42[2,3]	160,000	160,300

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
IP Mortgage Trust,
Series 2025-IP, Class A,
5.250%, due 06/10/42[2,3]	42,000	$42,643
Series 2025-IP, Class D,
6.315%, due 06/10/42[2,3]	55,000	55,684
Series 2025-IP, Class E,
6.846%, due 06/10/42[2,3]	31,000	31,439
IRV Trust,
Series 2025-200P, Class C,
5.730%, due 03/14/47[2,3]	131,000	132,458
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class B,
2.854%, due 09/06/38[2,3]	125,000	122,635
Series 2022-OPO, Class D,
3.450%, due 01/05/39[2,3]	144,000	116,160
JP Morgan Mortgage Trust,
Series 2005-A8, Class 1A1,
4.842%, due 11/25/35[2]	206,129	160,264
Series 2025-NQM3, Class A2,
5.648%, due 11/25/65[2,3]	92,618	93,073
Series 2006-A4, Class 2A2,
5.750%, due 06/25/36[2]	108,079	73,073
Series 2024-4, Class A6A,
6.000%, due 10/25/54[2,3]	43,604	43,699
LHOME Mortgage Trust,
Series 2024-RTL4, Class A1,
5.921%, due 07/25/39[2,3]	217,000	218,039

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
MAD Commercial Mortgage Trust,
Series 2025-11MD, Class D,
6.359%, due 10/15/42[2,3]	217,000	$217,151
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D,
2.335%, due 09/10/39[2,3]	100,000	94,320
MED Commercial Mortgage Trust,
Series 2024-MOB, Class C,
1 mo. USD Term SOFR + 2.291%,
6.323%, due 05/15/41[2,3]	100,000	98,769
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33, Class C,
4.558%, due 05/15/50[2]	18,000	16,753
Series 2025-C35, Class C,
6.349%, due 08/15/58[2]	77,000	79,857
Morgan Stanley Capital I Trust,
Series 2017-H1, Class B,
4.075%, due 06/15/50	19,000	18,450
Series 2017-H1, Class C,
4.281%, due 06/15/50[2]	50,000	46,959
Series 2018-L1, Class AS,
4.637%, due 10/15/51[2]	63,000	62,061
Series 2018-H4, Class C,
5.048%, due 12/15/51[2]	45,000	41,582

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM3, Class M1,
5.609%, due 07/25/69[2,3]	100,000	$99,376
Series 2024-3, Class A2,
6.000%, due 07/25/54[2,3]	74,836	75,220
MSWF Commercial Mortgage Trust,
Series 2023-1, Class C,
6.683%, due 05/15/56[2]	42,000	44,265
Series 2023-2, Class C,
7.018%, due 12/15/56[2]	32,000	33,896
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A,
1 mo. USD Term SOFR + 1.397%,
5.437%, due 03/15/39[2,3]	2,650,000	2,651,656
NAAC Reperforming Loan REMICS Trust Certificates,
Series 2004-R3, Class A1,
6.500%, due 02/25/35[3]	296,054	258,480
New Residential Mortgage Loan Trust,
Series 2024-RTL2, Class A1,
5.443%, due 09/25/39[2,3]	112,000	112,654
Series 2025-NQM3, Class M1,
6.320%, due 05/25/65[2,3]	100,000	101,658
NRM FHT1 Excess Owner LLC,
Series 2025-FHT1, Class A,
6.545%, due 03/25/32[2,3]	115,477	116,480

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
NYC Commercial Mortgage Trust,
Series 2025-3BP, Class D,
1 mo. USD Term SOFR + 2.441%,
6.473%, due 02/15/42[2,3]	100,000	$100,045
NYMT Loan Trust,
Series 2024-INV1, Class A3,
5.834%, due 06/25/69[2,3]	94,913	95,625
OAKST Commercial Mortgage Trust,
Series 2023-NLP, Class A,
6.095%, due 03/15/40[2,3]	2,640,000	2,652,629
OBX Trust,
Series 2021-NQM4, Class A1,
1.957%, due 10/25/61[2,3]	248,894	215,009
Series 2025-NQM7, Class A3,
5.864%, due 05/25/55[2,3]	88,096	88,679
One Bryant Park Trust,
Series 2019-OBP, Class A,
2.516%, due 09/15/54[3]	3,100,000	2,860,554
One Market Plaza Trust,
Series 2017-1MKT, Class A,
3.614%, due 02/10/32[3]	73,045	69,763
Series 2017-1MKT, Class C,
4.016%, due 02/10/32[3]	100,000	95,008
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class C,
6.430%, due 07/15/39[2,3]	136,000	139,033

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
ORL Trust,
Series 2024-GLKS, Class D,
1 mo. USD Term SOFR + 2.791%,
6.823%, due 12/15/39[2,3]	100,000	$100,156
PRM Trust,
Series 2025-PRM6, Class E,
6.583%, due 07/05/33[2,3]	127,000	126,782
Reperforming Loan REMICS Trust,
Series 2006-R1, Class AF1,
1 mo. USD Term SOFR + 0.454%,
4.446%, due 01/25/36[2,3]	160,001	151,705
Series 2003-R4, Class 2A,
4.752%, due 01/25/34[2,3]	304,381	276,678
RFMSI Trust,
Series 2004-S9, Class 1A23,
5.500%, due 12/25/34	128,672	125,150
ROCK Trust,
Series 2024-CNTR, Class D,
7.109%, due 11/13/41[3]	209,000	218,486
SCOTT Trust,
Series 2023-SFS, Class A,
5.910%, due 03/10/40[3]	1,125,000	1,153,711
SDAL Trust,
Series 2025-DAL, Class C,
1 mo. USD Term SOFR + 3.939%,
7.971%, due 04/15/42[2,3]	132,000	133,064

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1,
1 mo. USD Term SOFR + 0.514%,
4.546%, due 07/20/36[2]	29,179	$25,336
Series 2024-4, Class A10,
6.000%, due 05/25/54[2,3]	101,569	102,028
SFO Commercial Mortgage Trust,
Series 2021-555, Class D,
1 mo. USD Term SOFR + 2.514%,
6.547%, due 05/15/38[2,3]	63,000	62,213
SG Residential Mortgage Trust,
Series 2021-2, Class A1,
1.737%, due 12/25/61[2,3]	288,341	250,459
SMRT Commercial Mortgage Trust,
Series 2022-MINI, Class E,
1 mo. USD Term SOFR + 2.700%,
6.733%, due 01/15/39[2,3]	115,000	114,281
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A,
5.768%, due 07/25/34[2]	94,789	92,216
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD Term SOFR + 0.534%,
4.526%, due 04/25/36[2]	253,688	232,354

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Structured Asset Mortgage Investments Trust,
Series 2002-AR3, Class A1,
1 mo. USD Term SOFR + 0.774%,
4.806%, due 09/19/32[2]	9,143	$8,739
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class C,
1 mo. USD Term SOFR + 1.992%,
6.024%, due 12/15/39[2,3]	100,000	100,125
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1,
4.043%, due 09/25/37[2]	62,942	62,486
Towd Point Mortgage Trust,
Series 2022-4, Class A1,
3.750%, due 09/25/62[3]	181,734	174,884
Verus Securitization Trust,
Series 2021-6, Class A1,
1.630%, due 10/25/66[2,3]	309,597	272,340
Series 2021-6, Class A3,
1.887%, due 10/25/66[2,3]	182,097	160,717
Series 2024-7, Class A1,
5.095%, due 09/25/69[2,3]	100,740	100,766
Series 2024-7, Class A3,
5.400%, due 09/25/69[2,3]	78,705	78,589
Series 2025-4, Class A3,
5.753%, due 05/25/70[2,3]	93,251	93,710

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR2, Class 2A1,
3.964%, due 03/25/36[2]	283,473	$252,279
Series 2005-AR13, Class A1A1,
1 mo. USD Term SOFR + 0.694%,
4.686%, due 10/25/45[2]	133,427	129,585
Series 2006-AR9, Class 1A,
1 yr. USD MTA + 1.000%,
5.109%, due 08/25/46[2]	188,923	175,054
Series 2002-AR6, Class A,
1 yr. USD MTA + 1.400%,
5.509%, due 06/25/42[2]	3,671	3,468
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class B,
3.811%, due 11/15/49	143,000	139,332
Series 2017-C39, Class C,
4.118%, due 09/15/50	76,000	68,871
Series 2024-1CHI, Class C,
6.226%, due 07/15/35[2,3]	132,000	133,126
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA,
IO,
0.240%, due 09/15/57[2]	586,967	61

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(concluded)
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C,
1 mo. USD Term SOFR + 4.083%,
8.115%, due 11/15/27[2,3]	3,100,000	$3,107,750
Total mortgage-backed securities
(cost—$49,381,134)		49,083,595

Municipal bonds—0.4%
California—0.0%†
Golden State Tobacco Securitization Corp., Taxable Refunding, Revenue Bonds,
Series A-1,
3.714%, due 06/01/41	200,000	158,688

Florida—0.1%
State Board of Administration Finance Corp., Florida Hurricane Catastrophe Fund, Revenue Bonds,
Series A,
5.526%, due 07/01/34	200,000	209,922

Illinois—0.3%
Sales Tax Securitization Corp. Second Lien, Taxable Refunding, Revenue Bonds,
Series B,
3.057%, due 01/01/34	1,400,000	1,256,264

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Municipal bonds—(concluded)
New York—0.0%†
New York City Transitional Finance Authority, Future Tax, Revenue Bonds,
Series C-2,
4.375%, due 05/01/37		200,000	$194,343

Texas—0.0%†
Texas Natural Gas Securitization Finance Corp., Revenue Bonds,
Series 2023-1,Class A1
5.102%, due 04/01/35		83,731	86,413
Total municipal bonds
(cost—$1,907,724)			1,905,630

Non-U.S. government agency obligations—1.7%
Angola—0.0%†
Angola Government International Bonds
8.000%, due 11/26/29[3]		10,000	9,573
8.750%, due 04/14/32[3]		10,000	9,378
9.125%, due 11/26/49[3]		20,000	16,800
9.375%, due 05/08/48[3]		45,000	38,686
			74,437
Australia—0.1%
Australia Government Bonds
2.750%, due 06/21/35[4]	AUD	300,000	172,666

Brazil—0.1%
Brazil Government International Bonds
7.250%, due 01/12/56		30,000	30,380
Brazil Letras do Tesouro Nacional
0.000%, due 04/01/26[9]		2,100,000	369,146
			399,526

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Non-U.S. government agency obligations—(continued)
Colombia—0.0%†
Colombia Government International Bonds
8.000%, due 11/14/35	30,000	$32,738
8.375%, due 11/07/54	15,000	16,575
		49,313
Costa Rica—0.0%†
Costa Rica Government International Bonds
7.158%, due 03/12/45[4]	30,000	32,864

Dominican Republic—0.0%†
Dominican Republic International Bonds
6.850%, due 01/27/45[3]	60,000	62,895
6.950%, due 03/15/37[3]	50,000	53,468
7.150%, due 02/24/55[3]	30,000	32,550
		148,913
El Salvador—0.0%†
El Salvador Government International Bonds
9.500%, due 07/15/52[3]	25,000	27,629

Guatemala—0.0%†
Guatemala Government Bonds
6.875%, due 08/15/55[3]	15,000	16,119

Hungary—0.0%†
Hungary Government International Bonds
5.500%, due 03/26/36[3]	30,000	30,234

Indonesia—0.0%†
Indonesia Government International Bonds
4.625%, due 04/15/43[3]	165,000	155,224

Israel—0.1%
Israel Government International Bonds
5.500%, due 03/12/34	200,000	208,500

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Ivory Coast—0.0%†
Ivory Coast Government International Bonds
8.075%, due 04/01/36[3]		20,000	$21,005
8.250%, due 01/30/37[3]		5,000	5,307
			26,312
Japan—0.2%
Japan Bank for International Cooperation
2.875%, due 07/21/27		300,000	295,332
Japan International Cooperation Agency
2.750%, due 04/27/27		300,000	295,070
			590,402
Kazakhstan—0.1%
Kazakhstan Government International Bonds
5.500%, due 07/01/37[3]		200,000	204,208

Mexico—0.2%
Eagle Funding Luxco SARL
5.500%, due 08/17/30[3]		365,000	370,515
Mexico Government International Bonds
3.500%, due 09/19/29	EUR	100,000	116,129
5.375%, due 03/22/33		30,000	30,030
6.338%, due 05/04/53		45,000	44,685
6.400%, due 05/07/54		15,000	14,985
7.375%, due 05/13/55		25,000	28,063
			604,407
Morocco—0.1%
Morocco Government International Bonds
6.500%, due 09/08/33[3]		200,000	219,500

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Nigeria—0.0%†
Nigeria Government International Bonds
8.250%, due 09/28/51[3]		20,000	$18,500

Oman—0.0%†
Oman Government International Bonds
6.500%, due 03/08/47[3]		15,000	16,448
7.000%, due 01/25/51[3]		45,000	51,843
			68,291
Panama—0.0%†
Panama Government International Bonds
2.252%, due 09/29/32		80,000	65,826
6.400%, due 02/14/35		90,000	94,815
			160,641
Paraguay—0.0%†
Paraguay Government International Bonds
5.400%, due 03/30/50[3]		60,000	55,733

Peru—0.1%
Peru Government International Bonds
5.400%, due 08/12/34[4]	PEN	331,000	95,458
6.150%, due 08/12/32[3]		800,000	251,429
6.950%, due 08/12/31[4]		81,000	26,373
			373,260
Poland—0.0%†
Republic of Poland Government International Bonds
5.125%, due 09/18/34		100,000	102,665

Qatar—0.0%†
Qatar Government International Bonds
4.400%, due 04/16/50[3]		60,000	54,431

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Romania—0.1%
Romania Government International Bonds
3.000%, due 02/14/31[4]		104,000	$93,288
5.375%, due 03/22/31[3]	EUR	250,000	298,068
5.750%, due 09/16/30[3]		20,000	20,465
6.625%, due 05/16/36[3]		5,000	5,134
			416,955
Saudi Arabia—0.1%
Saudi Government International Bonds
3.250%, due 11/17/51[3]		120,000	81,981
3.750%, due 01/21/55[3]		50,000	36,800
4.875%, due 07/18/33[3]		200,000	203,812
5.000%, due 01/18/53[3]		200,000	183,147
5.625%, due 01/13/35[3]		35,000	37,483
			543,223
Serbia—0.0%†
Serbia International Bonds
6.000%, due 06/12/34[3]		35,000	36,750

South Africa—0.3%
Republic of South Africa Government Bonds
6.250%, due 03/31/36		400,000	18,656
8.750%, due 01/31/44		90,000	4,640
8.750%, due 02/28/48		400,000	20,543
8.875%, due 02/28/35		11,470,000	662,009
9.000%, due 01/31/40		530,000	28,710

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(concluded)
South Africa—(concluded)
Republic of South Africa Government International Bonds
5.650%, due 09/27/47		90,000	$75,825
5.750%, due 09/30/49		45,000	37,958
7.100%, due 11/19/36[3]		220,000	236,445
7.950%, due 11/19/54[3]		80,000	85,282
			1,170,068
Supranationals—0.1%
European Union
2.875%, due 10/05/29[4]	EUR	400,000	469,911

Turkey—0.0%†
Turkiye Government International Bonds
5.750%, due 05/11/47		40,000	32,430

United Kingdom—0.1%
U.K. Gilts
4.375%, due 07/31/54[4]		395,000	456,762

Uruguay—0.0%†
Uruguay Government International Bonds
5.100%, due 06/18/50		95,000	91,723
Total non-U.S. government agency obligations
(cost $6,886,007)			7,011,597

U.S. government agency obligations—7.8%
Federal Home Loan Mortgage Corp.
3.500%, due 05/01/52		440,765	407,562
3.500%, due 07/01/52		70,394	65,199
4.000%, due 04/01/52		462,085	439,586
4.000%, due 10/01/52		87,705	83,414
4.000%, due 01/01/54		53,571	51,052
4.500%, due 08/01/52		698,263	684,294
4.500%, due 10/01/52		202,553	199,172

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
U.S. government agency obligations—(continued)
5.000%, due 10/01/52	195,247	$195,354
5.000%, due 11/01/52	269,325	269,987
5.000%, due 12/01/52	384,304	384,355
5.000%, due 02/01/53	197,101	197,133
5.000%, due 05/01/53	170,402	170,608
5.000%, due 03/01/54	196,545	195,725
5.500%, due 04/01/53	453,127	459,482
5.500%, due 07/01/53	235,636	239,077
5.500%, due 10/01/53	169,789	171,991
5.500%, due 11/01/53	126,463	128,511
5.500%, due 12/01/53	390,688	395,694
5.500%, due 03/01/54	112,547	114,450
5.500%, due 06/01/54	120,156	122,486
5.500%, due 07/01/54	32,125	32,615
6.000%, due 06/01/53	177,946	183,304
6.000%, due 07/01/53	359,374	368,352
6.000%, due 08/01/53	148,581	152,188
6.000%, due 10/01/53	247,275	253,395
6.000%, due 12/01/53	46,801	47,952
6.000%, due 02/01/54	156,779	160,611
Federal National Mortgage Association
3.000%, due 02/01/52	876,945	783,875
3.000%, due 03/01/53	42,860	38,130
4.000%, due 06/01/52	245,243	234,087
4.000%, due 10/01/52	75,574	72,666
4.500%, due 10/01/52	198,152	193,972

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
U.S. government agency obligations—(continued)
4.500%, due 05/01/53	167,715	$164,568
5.000%, due 11/01/26[2,11,12]	670	670
5.000%, due 10/01/52	238,094	237,829
5.000%, due 12/01/52	455,960	456,019
5.000%, due 02/01/53	395,276	395,928
5.000%, due 03/01/53	184,568	183,948
5.000%, due 04/01/53	375,497	376,078
5.000%, due 05/01/53	85,596	85,577
5.000%, due 06/01/53	434,355	434,158
5.000%, due 07/01/53	171,319	172,263
5.000%, due 04/01/54	112,170	111,640
5.188%, due 11/01/34[2]	998,241	1,032,437
5.500%, due 01/01/53	371,596	377,260
5.500%, due 02/01/53	186,741	189,424
5.500%, due 03/01/53	51,550	52,356
5.500%, due 06/01/53	121,671	123,525
5.500%, due 06/01/54	149,991	151,913
5.500%, due 07/01/54	133,684	135,644
5.500%, due 09/01/55	118,540	119,779
1 yr. CMT + 2.105%,
5.828%, due 05/01/30[2]	7,811	7,870
6.000%, due 06/01/53	322,335	330,481
6.000%, due 07/01/53	368,666	377,875
6.000%, due 08/01/53	36,661	37,574
6.000%, due 09/01/53	261,935	268,626
6.000%, due 10/01/53	261,507	267,979

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
U.S. government agency obligations—(continued)
6.000%, due 12/01/53	47,011	$48,171
6.000%, due 02/01/54	113,328	116,449
6.000%, due 03/01/55	93,338	95,492
6.000%, due 04/01/55	184,816	189,089
6.000%, due 07/01/55	147,802	151,399
6 mo. USD RFUCCT + 1.538%,
6.163%, due 01/01/36[2]	2,267	2,272
1 yr. USD RFUCCT + 1.780%,
6.405%, due 11/01/35[2]	2,611	2,644
1 yr. USD RFUCCT + 1.603%,
6.478%, due 12/01/35[2]	11,364	11,441
1 yr. CMT + 2.229%,
6.479%, due 04/01/27[2]	1,501	1,506
1 yr. USD RFUCCT + 1.815%,
6.748%, due 03/01/36[2]	13,566	13,743
1 yr. USD RFUCCT + 1.824%,
6.825%, due 03/01/36[2]	11,970	12,131
1 yr. USD RFUCCT + 1.912%,
6.912%, due 02/01/36[2]	7,962	8,089
Government National Mortgage Association
5.000%, due 12/20/49	35,023	35,489
1 yr. CMT + 1.500%,
5.625%, due 01/20/26[2]	26	26
1 yr. CMT + 1.500%,
5.625%, due 05/20/26[2]	231	230

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
U.S. government agency obligations—(concluded)
Government National Mortgage Association, TBA
3.500%	455,000	$416,363
4.000%	500,000	472,573
4.500%	400,000	389,952
5.000%	1,310,000	1,305,099
6.000%	760,000	773,451
Uniform Mortgage-Backed Security, TBA
2.500%	505,000	428,601
3.500%	895,000	824,812
4.000%	1,665,000	1,579,579
4.500%	400,000	389,724
5.000%	610,000	606,740
5.500%	8,570,000	8,654,110
6.000%	2,575,000	2,632,772
Total U.S. government agency obligations (cost—$32,508,382)		32,749,647

U.S. Treasury obligations—13.0%
U.S. Treasury Bonds
1.375% due 08/15/50	11,220,000	5,718,255
1.625% due 11/15/50	2,200,000	1,196,078
1.875% due 02/15/51	725,000	419,112
1.875% due 11/15/51	150,000	85,857
2.000% due 02/15/50	1,000,000	604,922
2.000% due 08/15/51	675,000	400,148
2.250% due 08/15/49	675,000	435,902
2.375% due 11/15/49	100,000	66,160
2.375% due 05/15/51	100,000	65,063
2.875% due 08/15/45	500,000	383,965
2.875% due 05/15/49	800,000	589,562
2.875% due 05/15/52	750,000	540,850
3.000% due 11/15/44	500,000	395,215
3.000% due 02/15/48	1,200,000	915,891
3.000% due 08/15/48	100,000	75,977
3.000% due 02/15/49	500,000	378,223

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
U.S. Treasury obligations—(continued)
3.000% due 08/15/52	2,400,000	$1,773,844
3.250% due 05/15/42	8,300,000	7,033,277
3.375% due 11/15/48	100,000	81,121
3.625% due 02/15/53	9,475,000	7,909,774
3.875% due 02/15/43	300,000	274,594
4.250% due 08/15/54	300,000	279,727
4.500% due 11/15/54	100,000	97,254
4.625% due 05/15/44	100,000	100,066
4.625% due 05/15/54	200,000	198,359
4.750% due 02/15/37	2,500,000	2,637,891
4.875% due 08/15/45	344,000	354,320
U.S. Treasury Inflation-Indexed Bonds
0.125% due 02/15/51	124,426	70,111
0.750% due 02/15/45	412,704	311,044
1.000% due 02/15/46	341,795	266,403
1.000% due 02/15/49	128,736	96,049
1.500% due 02/15/53	920,881	746,416
2.125% due 02/15/54	382,102	356,908
2.375% due 02/15/55	441,442	436,168
U.S. Treasury Inflation-Indexed Notes
0.625% due 01/15/26	136,334	135,926
1.250% due 04/15/28	1,512,000	1,511,951
2.125% due 01/15/35	2,145,364	2,207,215
U.S. Treasury Notes
0.500% due 08/31/27	5,900,000	5,578,266
2.625% due 07/31/29[13]	700,000	675,035
4.125% due 03/31/29	6,900,000	7,008,352

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
U.S. Treasury obligations—(continued)
4.125% due 07/31/31	1,750,000	$1,780,420
4.250% due 08/15/35	164,000	166,050
U.S. Treasury STRIPS Coupon
0.000% due 05/15/41[9]	300,000	144,360
0.000% due 08/15/41[9]	400,000	189,649
Total U.S. Treasury obligations (cost—$56,423,860)		54,691,730

	Number of shares
Preferred stocks—1.5%
Capital markets—0.8%
CION Investment Corp.[7]	48,000	1,207,680
OFS Capital Corp.	27,000	701,190
Trinity Capital, Inc.	50,000	1,274,000
		3,182,870
Mortgage real estate investment—0.7%
Ellington Financial, Inc.[2,6] Series C	121,000	3,063,720
Total preferred stocks (cost—$6,150,000)		6,246,590

Exchange traded funds—0.4%
Invesco Senior Loan ETF[7] (cost—$1,876,499)	82,474	1,723,707

	Face amount[1]
Short-term U.S. Treasury obligations—0.6%
U.S. Treasury Bills
3.818% due 04/09/26[14]	1,300,000	1,278,953
4.279% due 01/08/26[14]	1,300,000	1,290,985
Total short-term U.S. treasury obligations (cost—$2,568,628)		2,569,938

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Short-term investments—2.3%
Investment companies—1.7%
State Street Institutional U.S. Government Money Market Fund, 4.014%[14] (cost $7,232,043)	$7,232,043	$7,232,043
Total Short-term investments (cost—$9,800,671)		9,801,981

Investment of cash collateral from securities loaned—2.3%
Money market funds—2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.027%[14] (cost—$9,566,851)	9,566,851	9,566,851

	Face amount[1]
Repurchase Agreement—(0.2)%
Repurchase agreement dated 10/31/25 with Citigroup, Inc., 4.250% due 11/03/25, collateralized by $898,900 U.S. Treasury Note, 3.875% due 06/16/25; (value -$898,900); proceeds: $900,319 (cost—$900,000)	900,000	$900,000
		900,000
Total investments (cost—$457,510,914)[15]—108.6%		458,265,271
Liabilities in excess of other assets—(8.6)%		(36,221,874)
Net assets—100.0%		$422,043,397

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	261	2,000	Eurex 10 Year Euro BUND Futures, strike @ 130.500	GS	11/21/25	$(626)	$(300)	$326
EUR	130	1,000	Eurex 10 Year Euro BUND Futures, strike @ 130.000	GS	11/21/25	(399)	(276)	123
USD	230	2,000	CBOT 10 Year U.S. Treasury Notes, strike @ 115.000	GS	11/21/25	(497)	(94)	403
USD	456	4,000	CBOT 10 Year U.S. Treasury Notes, strike @ 114.000	GS	11/21/25	(1,490)	(500)	990
USD	19,475,000	200,000	Uniform Mortgage-Backed Security, TBA, strike @ 97.375	GS	01/07/26	(555)	(238)	317
USD	19,475,000	200,000	Uniform Mortgage-Backed Security, TBA, strike @ 97.375	GS	01/07/26	(547)	(238)	309
Total						$(4,114)	$(1,646)	$2,468

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	129	1,000	Eurex 10 Year Euro BUND Futures, strike @ 129.000	GS	11/21/25	$(326)	$(369)	$(43)
EUR	128	1,000	Eurex 10 Year Euro BUND Futures, strike @ 128.000	GS	11/21/25	(365)	(115)	250
EUR	128	1,000	Eurex 10 Year Euro BUND Futures, strike @ 127.500	GS	11/21/25	(399)	(58)	341
USD	446	4,000	CBOT 10 Year U.S. Treasury Notes, strike @ 111.500	GS	11/21/25	(1,188)	(313)	875
USD	225	2,000	CBOT 10 Year U.S. Treasury Notes, strike @ 112.500	GS	11/21/25	(623)	(687)	(64)
Total						$(2,901)	$(1,542)	$1,359
Total options written						$(7,015)	$(3,188)	$3,827

Swaptions written

Notional amount (000)		Number of contracts	Call Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.500 terminating 11/10/35	BOA	Pay	11/06/25	$(248)	$(8)	$240
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.515 terminating 11/12/35	GS	Pay	11/07/25	(274)	(20)	254
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.495 terminating 11/13/35	MSCI	Pay	11/10/25	(290)	(23)	267
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.508 terminating 11/13/35	MSCI	Pay	11/10/25	(290)	(29)	261
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.426 terminating 11/13/35	GS	Pay	11/10/25	(328)	(7)	321
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.400 terminating 11/18/35	MSCI	Pay	11/14/25	(310)	(17)	293
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.425 terminating 11/19/35	JPMCB	Pay	11/17/25	(287)	(30)	257
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.433 terminating 11/19/35	DB	Pay	11/17/25	(265)	(33)	232
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.387 terminating 11/19/35	GS	Pay	11/17/25	(297)	(19)	278

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Notional amount (000)		Number of contracts	Call Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.348 terminating 11/25/35	MSCI	Pay	11/21/25	$(283)	$(25)	$258
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.393 terminating 11/26/35	BNP	Pay	11/24/25	(279)	(45)	234
USD	100	100,000	1 day USD SOFR strike @ 3.535 terminating 12/02/35	BOA	Pay	11/28/25	(230)	(2)	228
USD	100	100,000	1 day USD SOFR strike @ 3.540 terminating 12/02/35	MSCI	Pay	11/28/25	(233)	(2)	231
Total							$(3,614)	$(260)	$3,354

			Put Swaptions
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.800 terminating 11/10/35	BOA	Pay	11/06/25	$(248)	$(20)	$228
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.815 terminating 11/12/35	GS	Pay	11/07/25	(274)	(23)	251
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.795 terminating 11/13/35	MSCI	Pay	11/10/25	(290)	(51)	239
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.808 terminating 11/13/35	MSCI	Pay	11/10/25	(290)	(41)	249
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.726 terminating 11/13/35	GS	Pay	11/10/25	(328)	(156)	172
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.730 terminating 11/18/35	MSCI	Pay	11/14/25	(310)	(226)	84
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.725 terminating 11/19/35	JPMCB	Pay	11/17/25	(287)	(259)	28
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.733 terminating 11/19/35	DB	Pay	11/17/25	(265)	(237)	28
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.687 terminating 11/19/35	GS	Pay	11/17/25	(297)	(385)	(88)
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.648 terminating 11/25/35	MSCI	Pay	11/21/25	(283)	(628)	(345)

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Notional amount (000)		Number of contracts	Put Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.693 terminating 11/26/35	BNP	Pay	11/24/25	$(279)	$(456)	$(177)
USD	100	100,000	1 day USD SOFR strike @ 3.785 terminating 12/02/35	BOA	Pay	11/28/25	(230)	(3)	227
USD	100	100,000	1 day USD SOFR strike @ 3.790 terminating 12/02/35	MSCI	Pay	11/28/25	(233)	(2)	231
Total							$(3,614)	$(2,487)	$1,127
Total swaptions written							$(7,228)	$(2,747)	$4,481

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Interest rate futures buy contracts:
7	AUD	Australian Bond 10 Year Futures	December 2025	$519,406	$520,357	$951
17	CAD	Canadian Government Bond	December 2025	1,453,533	1,487,947	34,414
4	EUR	Euro Bund 10 Year Futures	December 2025	593,484	596,565	3,081
10	EUR	EURO Schatz 2 Year Futures	December 2025	1,234,448	1,234,258	(190)
7	GBP	United Kingdom Long Gilt Bond Futures	December 2025	831,396	860,920	29,524
U.S. Treasury futures buy contracts:
131	USD	U.S. Long Bond Futures	December 2025	$15,021,919	$15,367,937	$346,018
304	USD	U.S. Treasury Note 10 Year Futures	December 2025	34,029,735	34,252,250	222,515
52	USD	U.S. Treasury Note 2 Year Futures	December 2025	10,841,148	10,828,594	(12,554)
149	USD	U.S. Treasury Note 5 Year Futures	December 2025	16,288,141	16,272,430	(15,711)
213	USD	Ultra U.S. Treasury Bond Futures	December 2025	25,017,398	25,832,906	815,508
173	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2025	19,693,005	19,978,797	285,792
Total				$125,523,613	$127,232,961	$1,709,348

Interest rate futures sell contracts:
4	EUR	EURO Bobl 5 Year Future	December 2025	$(543,673)	$(545,250)	$(1,577)
U.S. Treasury futures sell contracts:
41	USD	U.S. Treasury Note 5 Year Futures	December 2025	$(4,477,232)	$(4,477,648)	$(416)
32	USD	Ultra U.S. Treasury Bond Futures	December 2025	(3,788,648)	(3,881,000)	(92,352)
23	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2025	(2,609,930)	(2,656,141)	(46,211)
Total				$(11,419,483)	$(11,560,039)	$(140,556)
Net unrealized appreciation (depreciation)						$1,568,792

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection16

Referenced obligations	Implied credit spread as of October 31, 2025[17]	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[18]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S45	N/A	USD	210	12/20/30	Quarterly	(5.000)%	$16,472	$16,440	$(32)
CDX.NA.IG.S45	N/A	USD	100	12/20/30	Quarterly	(1.000)	2,185	2,319	134
Total							$18,657	$18,759	$102

Centrally cleared credit default swap agreements on corporate issues—Sell protection16

Referenced obligations	Implied credit spread as of October 31, 2025[17]	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[18]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
AT&T, Inc., 3.800%, due 06/20/28	N/A	USD	400	06/20/28	Quarterly	1.000%	$(829)	$6,573	$7,402
Boeing Co., 2.600%, due 06/20/26	N/A	USD	100	06/20/26	Quarterly	1.000	108	632	524
Boeing Co., 2.600%, due 06/20/26	N/A	USD	300	12/20/30	Quarterly	1.000	4,875	5,221	346
T-Mobile USA, Inc., 4.750%, due 06/20/28	N/A	USD	200	06/20/28	Quarterly	5.000	18,153	25,165	7,012
Verizon Communications, Inc., 4.125%, due 06/20/28	N/A	USD	400	06/20/28	Quarterly	1.000	(559)	6,789	7,348
Verizon Communications, Inc., 4.125%, due 06/20/28	N/A	USD	100	12/20/28	Quarterly	1.000	(148)	1,847	1,995
Total							$21,600	$46,227	$24,627

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[18]	Payments received by the portfolio[18]	Value	Unrealized appreciation (depreciation)
AUD	500	09/20/33	Semi-annual	6 mo. AUD Bank Bill Swap	4.500%	$7,366	$13,356
AUD	300	03/20/34	Semi-annual	6 mo. AUD Bank Bill Swap	4.500	4,128	11,154
AUD	500	09/18/34	Semi-annual	6 mo. AUD Bank Bill Swap	4.500	6,364	4,369
AUD	300	03/19/35	Semi-annual	6 mo. AUD Bank Bill Swap	4.000	(4,207)	(3,915)
BRL	4,300	01/04/27	At Maturity	1 day BRL CDI	11.548	(27,738)	(27,738)
BRL	1,050	01/04/27	At Maturity	1 day BRL CDI	11.528	(6,877)	(6,877)
BRL	300	01/04/27	At Maturity	1 day BRL CDI	13.926	(183)	(183)
BRL	3,100	01/04/27	At Maturity	1 day BRL CDI	13.927	(1,877)	(1,898)
BRL	200	01/04/27	At Maturity	1 day BRL CDI	14.009	(58)	(58)
BRL	200	01/02/29	At Maturity	1 day BRL CDI	13.320	101	101
BRL	1,800	01/02/29	At Maturity	1 day BRL CDI	13.291	568	587
BRL	200	01/02/29	At Maturity	1 day BRL CDI	13.354	95	95
BRL	2,200	01/02/29	At Maturity	1 day BRL CDI	13.400	2,025	2,073
BRL	3,100	01/02/29	At Maturity	13.017%	1 day BRL CDI	1,283	1,283

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[18]	Payments received by the portfolio[18]	Value	Unrealized appreciation (depreciation)
BRL	700	01/02/29	At Maturity	13.000%	1 day BRL CDI	$329	$329
CAD	1,100	06/01/32	Semi-annual	3.500	1 day CAD CORRA	(44,966)	(37,531)
EUR	200	10/05/29	Annual	2.063	1 day EUR STR	(335)	(335)
EUR	100	10/05/29	Annual	2.050	1 day EUR STR	(110)	(110)
EUR	100	10/05/29	Annual	2.056	1 day EUR STR	(138)	(138)
EUR	200	03/09/33	Annual	6 mo. EURIBOR	2.547%	4,003	4,003
EUR	100	11/05/34	Annual	6 mo. EURIBOR	2.410	(236)	(236)
EUR	1,700	03/18/36	Annual	6 mo. EURIBOR	2.750	12,375	18,786
EUR	100	08/13/29	Semi-annual	2.700	6 mo. EURIBOR	(2,021)	(2,021)
EUR	100	08/14/29	Semi-annual	2.650	6 mo. EURIBOR	(1,793)	(1,793)
EUR	100	09/25/29	Semi-annual	2.300	6 mo. EURIBOR	(201)	(201)
EUR	100	04/09/30	Semi-annual	2.400	6 mo. EURIBOR	(1,905)	(1,905)
EUR	100	04/29/30	Semi-annual	2.350	6 mo. EURIBOR	(1,594)	(1,594)
EUR	740	03/18/56	Semi-annual	3.000	6 mo. EURIBOR	(15,934)	(4,250)
GBP	300	09/17/30	Annual	1 day GBP SONIA	3.750	2,406	3,867
GBP	100	03/18/56	Annual	4.500	1 day GBP SONIA	(2,239)	(290)
JPY	70,000	06/18/32	Annual	1.250	1 day JPY TONA	(823)	11,175
JPY	10,000	06/18/45	Annual	1 day JPY TONA	2.000	(1,080)	(2,669)
JPY	10,000	06/18/55	Annual	1 day JPY TONA	2.000	(6,138)	(5,684)
USD	400	05/31/28	Annual	3.807	1 day USD SOFR	(3,523)	(3,523)
USD	200	06/20/29	Annual	3.750	1 day USD SOFR	(2,259)	(1,119)
USD	800	12/18/29	Annual	3.750	1 day USD SOFR	(7,719)	4,385
USD	100	10/31/30	Annual	3.727	1 day USD SOFR	(863)	(863)
USD	100	10/31/30	Annual	3.722	1 day USD SOFR	(836)	(836)
USD	200	10/31/30	Annual	3.739	1 day USD SOFR	(1,865)	(1,865)
USD	100	10/31/30	Annual	3.732	1 day USD SOFR	(891)	(891)
USD	675	04/30/31	Annual	3.694	1 day USD SOFR	(6,848)	(6,848)
USD	700	05/15/32	Annual	3.750	1 day USD SOFR	(10,538)	(9,920)
USD	200	06/15/32	Annual	1.750	1 day USD SOFR	22,529	2,103
USD	1,200	06/21/33	Annual	3.000	1 day USD SOFR	49,382	32,760
USD	1,690	08/15/33	Annual	3.687	1 day USD SOFR	(13,507)	(13,506)
USD	700	08/15/33	Annual	3.734	1 day USD SOFR	(7,901)	(7,901)
USD	300	08/15/33	Annual	3.763	1 day USD SOFR	(3,993)	(3,993)
USD	200	08/15/33	Annual	3.753	1 day USD SOFR	(2,520)	(2,520)
USD	700	08/15/33	Annual	3.717	1 day USD SOFR	(7,051)	(7,051)
USD	300	08/15/33	Annual	3.745	1 day USD SOFR	(3,614)	(3,614)
USD	300	08/15/33	Annual	3.754	1 day USD SOFR	(3,806)	(3,806)
USD	100	11/22/33	Annual	4.250	1 day USD SOFR	(4,714)	(4,714)
USD	30	12/19/33	Annual	3.950	1 day USD SOFR	(708)	(708)
USD	600	12/20/33	Annual	3.500	1 day USD SOFR	7,285	4,760
USD	300	02/18/35	Annual	4.095	1 day USD SOFR	(10,452)	(10,452)
USD	100	03/11/35	Annual	3.899	1 day USD SOFR	(1,805)	(1,805)
USD	100	03/12/35	Annual	3.905	1 day USD SOFR	(1,858)	(1,858)
USD	200	03/24/35	Annual	3.930	1 day USD SOFR	(4,151)	(4,151)
USD	309	05/15/35	Annual	3.700	1 day USD SOFR	(1,570)	1,909
USD	100	09/17/35	Annual	3.551	1 day USD SOFR	1,029	1,029
USD	1,800	06/20/54	Annual	3.500	1 day USD SOFR	147,685	104,482
USD	100	12/17/54	Annual	3.765	1 day USD SOFR	3,804	3,804
USD	200	12/18/54	Annual	3.500	1 day USD SOFR	17,250	12,678
USD	100	02/15/55	Annual	3.642	1 day USD SOFR	5,820	5,820
USD	800	12/18/25	At Maturity	3.500	1 day USD SOFR	6,468	6,432
Total						$78,850	$59,970

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

OTC credit default swap agreements on credit indices—Sell protection16

Counterparty	Implied credit spread as of 10/31/25[17]	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[18]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	N/A	iTraxx Europe Crossover S42	EUR	483	12/20/29	Quarterly	5.000%	$82,756	$98,434	$15,678
CITI	N/A	iTraxx Europe Crossover S43	EUR	178	06/20/30	Quarterly	5.000	21,360	22,469	1,109
BNP	N/A	iTraxx Europe Crossover S44	EUR	200	12/20/30	Quarterly	5.000	45,760	46,445	685
BOA	N/A	iTraxx Europe Crossover S44	EUR	200	12/20/30	Quarterly	5.000	44,535	46,444	1,909
MSCI	N/A	iTraxx Europe Crossover S44	EUR	70	12/20/30	Quarterly	5.000	16,113	16,256	143
JPMCB	N/A	iTraxx Europe Crossover S44	EUR	230	12/20/30	Quarterly	5.000	52,529	53,414	885
								$263,053	$283,462	$20,409

OTC credit default swap agreements on corporate issues—sell protection16

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments madeby the Portfolio[18]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
DB	Petroleos Mexicanos	USD	53	07/6/26	Monthly	(4.750)%	$—	$539	$539
GSI	SoftBank Group Corp.	USD	100	06/20/26	Quarterly	(1.000)	(307)	247	554
Total							$(307)	$786	$1,093

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[18]	Payments received by the Portfolio[18]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
GSI	USD	13	11/17/25	At Maturity	1 day USD SOFR	(0.150)%	$—	$(394)	$(394)
GSI	USD	16	12/11/25	At Maturity	1 day USD SOFR	(0.100)	—	(11,555)	(11,555)
							$0	$(11,949)	$(11,949)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	14,899	TRY	672,371	01/15/26	$177
BB	USD	202,302	PLN	736,995	01/23/26	(2,896)
BB	USD	131,738	TRY	5,948,300	01/27/26	383
BB	USD	74,206	TRY	3,348,249	01/29/26	48
BB	USD	72,077	TRY	3,121,520	11/03/25	2,150
BB	AUD	830,000	USD	548,671	11/04/25	5,602
BB	EUR	2,226,651	USD	2,615,565	11/04/25	49,015
BB	USD	128,286	CHF	101,992	11/04/25	(1,548)
BB	USD	46,988	TRY	2,041,445	11/06/25	1,489
BB	USD	35,749	TRY	1,557,741	11/07/25	1,217
BB	USD	274,838	TRY	11,989,727	11/10/25	9,100
BB	INR	1,762,519	USD	19,816	11/19/25	(23)
BB	USD	81,437	TRY	3,546,552	11/20/25	1,865
BB	ZAR	548,671	USD	31,161	11/20/25	(450)
BB	USD	10,614	TRY	462,565	11/25/25	204
BB	USD	67,137	TRY	2,944,487	12/03/25	1,265
BB	USD	10,931	TRY	480,937	12/08/25	194
BB	USD	10,999	TRY	484,219	12/10/25	183
BB	USD	27,697	TRY	1,218,114	12/12/25	387
BB	MYR	102,965	USD	24,551	12/17/25	(70)
BNP	USD	10,134	PLN	37,043	01/16/26	(111)
BNP	TWD	3,627,919	USD	119,505	01/22/26	858
BNP	BRL	400,000	USD	70,031	04/02/26	(1,805)
BNP	IDR	334,546,600	USD	20,000	11/03/25	(117)
BNP	USD	20,105	IDR	334,546,600	11/03/25	12
BNP	EUR	23,000	USD	26,692	11/04/25	181
BNP	USD	393,855	CAD	548,246	11/04/25	(2,943)
BNP	USD	70,594	JPY	10,452,430	11/04/25	(2,769)
BNP	USD	19,935	ILS	67,000	11/13/25	625
BNP	CNH	766,575	USD	107,649	11/19/25	(78)
BNP	KRW	14,137,500	USD	10,000	11/20/25	70
BNP	ZAR	810,000	USD	46,498	11/20/25	(169)
BNP	IDR	499,148,700	USD	30,000	11/24/25	(10)
BNP	KRW	14,301,800	USD	10,000	11/24/25	(47)
BNP	USD	20,000	THB	655,995	11/24/25	319
BNP	CAD	547,468	USD	393,855	12/02/25	2,938
BNP	EUR	2,272,651	USD	2,634,739	12/02/25	11,030

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	GBP	284,000	USD	372,351	12/02/25	$(762)
BNP	TWD	304,495	USD	10,146	12/15/25	213
BNP	USD	80,036	IDR	1,337,325,083	12/17/25	347
BOA	USD	19,928	PLN	73,000	01/16/26	(175)
BOA	TWD	1,546,218	USD	50,704	01/22/26	137
BOA	INR	1,780,372	USD	20,000	11/03/25	(56)
BOA	USD	20,093	INR	1,780,372	11/03/25	(38)
BOA	USD	60,445	JPY	9,022,105	11/04/25	(1,902)
BOA	USD	547,349	SGD	708,543	11/04/25	(2,986)
BOA	IDR	498,588,000	USD	30,000	11/17/25	22
BOA	IDR	332,848,000	USD	20,000	11/17/25	(13)
BOA	INR	1,761,942	USD	20,000	11/17/25	165
BOA	INR	2,667,318	USD	30,000	11/17/25	(27)
BOA	KRW	14,212,200	USD	10,000	11/17/25	19
BOA	KRW	14,259,200	USD	10,000	11/17/25	(14)
BOA	CNH	257,555	USD	36,146	11/19/25	(48)
BOA	USD	9,425	INR	837,190	11/19/25	(2)
BOA	IDR	332,030,000	USD	20,000	11/20/25	37
BOA	INR	1,761,486	USD	20,000	11/20/25	174
BOA	USD	19,844	IDR	329,406,431	11/20/25	(39)
BOA	ZAR	636,000	USD	36,701	11/20/25	58
BOA	ZAR	2,340,000	USD	134,383	11/20/25	(434)
BOA	SGD	707,024	USD	547,349	12/02/25	2,973
BOA	USD	129,903	CHF	104,047	12/02/25	(186)
BOA	IDR	329,860,859	USD	19,844	12/17/25	17
CITI	AUD	4,633	USD	3,058	01/15/26	25
CITI	EUR	3,728,726	USD	4,372,470	01/15/26	57,174
CITI	GBP	670,000	USD	900,198	01/15/26	19,994
CITI	USD	386	CAD	536	01/15/26	(2)
CITI	USD	365,019	JPY	54,351,648	01/15/26	(9,790)
CITI	USD	6,118	THB	197,842	01/21/26	39
CITI	TWD	6,193,470	USD	204,106	01/22/26	1,557
CITI	TWD	1,201,184	USD	39,216	01/22/26	(67)
CITI	PEN	295,122	USD	85,118	04/10/26	(2,095)
CITI	PEN	430,703	USD	124,747	07/16/26	(2,032)
CITI	CAD	549,270	USD	394,734	11/04/25	3,091
CITI	EUR	23,000	USD	26,697	11/04/25	186
CITI	JPY	11,800,000	USD	77,435	11/04/25	867
CITI	SGD	708,652	USD	550,597	11/04/25	6,150
CITI	USD	23,031	CHF	18,255	11/04/25	(347)
CITI	USD	292	JPY	43,066	11/04/25	(13)
CITI	ILS	61,000	USD	18,366	11/13/25	(353)
CITI	PEN	427,347	USD	116,787	11/17/25	(10,104)
CITI	USD	124,747	PEN	426,636	11/17/25	1,932
CITI	CNH	241,819	USD	34,015	11/19/25	32
CITI	CNH	438,401	USD	61,474	11/19/25	(135)
CITI	USD	151,313	INR	13,467,166	11/19/25	276
CITI	ZAR	985,000	USD	56,608	11/20/25	(142)
CITI	TWD	1,169,596	USD	38,684	12/15/25	530

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	USD	26,976	IDR	453,318,192	12/17/25	$272
DB	TWD	5,122,317	USD	168,669	01/22/26	1,150
DB	USD	337,673	MXN	6,270,990	01/29/26	(3,171)
DB	USD	56,237	INR	5,012,629	01/30/26	(30)
DB	INR	1,742,881	USD	19,670	11/03/25	37
DB	USD	19,828	INR	1,742,881	11/03/25	(195)
DB	ILS	605,755	USD	177,378	11/13/25	(8,512)
DB	CNH	783,235	USD	110,090	11/19/25	21
DB	INR	6,736,567	USD	76,065	11/19/25	238
DB	INR	884,944	USD	9,944	11/19/25	(17)
DB	KRW	308,643,627	USD	217,471	11/19/25	693
DB	USD	130,757	INR	11,633,611	11/19/25	192
DB	ZAR	1,149,352	USD	65,695	11/20/25	(524)
DB	MXN	6,241,883	USD	337,673	12/17/25	3,210
GS	USD	19,958	PLN	73,082	01/16/26	(183)
GS	USD	152,920	PLN	558,718	01/23/26	(1,750)
GS	BRL	800,000	USD	143,893	04/02/26	223
GS	BRL	900,000	USD	156,802	04/02/26	(4,829)
GS	IDR	334,542,607	USD	20,105	11/03/25	(12)
GS	INR	37,871	USD	427	11/03/25	1
GS	KRW	14,016,600	USD	10,000	11/03/25	162
GS	USD	20,166	IDR	334,542,607	11/03/25	(49)
GS	USD	431	INR	37,871	11/03/25	(4)
GS	USD	9,783	KRW	14,016,600	11/03/25	56
GS	PEN	106,766	USD	30,811	11/07/25	(900)
GS	THB	652,459	USD	20,000	11/17/25	(199)
GS	USD	38,750	IDR	643,443,750	11/17/25	(62)
GS	INR	37,904	USD	431	11/19/25	4
GS	KRW	13,775,166	USD	9,620	11/19/25	(55)
GS	USD	58,847	TRY	2,562,002	11/19/25	1,381
GS	THB	324,702	USD	10,000	11/20/25	(54)
GS	ZAR	524,000	USD	30,240	11/20/25	50
GS	USD	14,328	TRY	624,107	11/21/25	319
GS	IDR	332,964,000	USD	20,000	11/24/25	(18)
GS	USD	10,000	THB	327,922	11/28/25	161
GS	USD	966,136	BRL	5,232,494	12/02/25	(534)
GS	IDR	1,309,427,393	USD	78,792	12/17/25	86
GS	MXN	187,000	USD	9,850	12/17/25	(171)
GS	USD	26,034	IDR	435,288,480	12/17/25	130
GS	USD	59,515	IDR	985,798,657	12/17/25	(261)
GS	USD	87,398	MXN	1,692,000	12/17/25	3,265
GSI	JPY	54,351,648	USD	364,983	01/15/26	9,753
GSI	MXN	284,623	USD	15,274	01/15/26	69
GSI	ZAR	3,557,899	USD	204,619	01/15/26	425
HSBC	USD	13,775	THB	446,175	01/21/26	110
HSBC	CHF	16,000	USD	20,126	11/04/25	244
HSBC	JPY	17,900,000	USD	119,018	11/04/25	2,868
HSBC	USD	60,098	JPY	8,887,460	11/04/25	(2,428)
HSBC	CNH	1,270,575	USD	178,739	11/19/25	183

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	CNH	513,279	USD	72,071	11/19/25	$(61)
HSBC	AUD	830,000	USD	542,748	12/02/25	(502)
HSBC	GBP	55,000	USD	72,286	12/02/25	28
JPMCB	USD	85,070	PLN	314,154	01/23/26	(71)
JPMCB	GBP	284,000	USD	381,989	11/04/25	8,899
JPMCB	ILS	65,000	USD	19,575	11/13/25	(371)
JPMCB	USD	11,224	IDR	186,643,896	11/17/25	(2)
JPMCB	USD	19,866	KRW	28,456,105	11/17/25	118
JPMCB	CNH	292,089	USD	40,959	11/19/25	(89)
JPMCB	KRW	28,454,118	USD	19,866	11/19/25	(119)
JPMCB	USD	254,380	INR	22,631,306	11/19/25	361
JPMCB	USD	57,801	INR	5,130,532	11/19/25	(51)
JPMCB	ZAR	1,011,326	USD	57,736	11/20/25	(531)
JPMCB	IDR	186,873,988	USD	11,224	12/17/25	(8)
JPMCB	USD	253,260	MXN	4,708,045	12/17/25	(986)
Net unrealized appreciation (depreciation)						$148,489

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$59,206,839	$—	$59,206,839
Corporate bonds	—	192,333,651	—	192,333,651
Loan assignments	—	33,043,453	—	33,043,453
Mortgage-backed securities	—	49,083,595	—	49,083,595
Municipal bonds	—	1,905,630	—	1,905,630
Non-U.S. government agency obligations	—	7,011,597	—	7,011,597
U.S. government agency obligations	—	32,748,977	670	32,749,647
U.S. Treasury obligations	—	54,691,730	—	54,691,730
Repurchase agreements	—	900,000	—	900,000
Preferred stocks	6,246,590	—	—	6,246,590
Exchange traded funds	1,723,707	—	—	1,723,707
Short-term investments	7,232,043	—	—	7,232,043
Short-term U.S. Treasury obligations	—	2,569,938	—	2,569,938
Investment of cash collateral from securities loaned	9,566,851	—	—	9,566,851
Futures contracts	1,737,803	—	—	1,737,803
Swap agreements	—	651,529	—	651,529
Forward foreign currency contracts	—	220,036	—	220,036
Total	$26,506,994	$434,366,975	$670	$460,874,639

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Liabilities
Options written	$(2,712)	$(476)	$—	$(3,188)
Swaptions written	—	(2,747)	—	(2,747)
Futures contracts	(169,011)	—	—	(169,011)
Swap agreements	—	(235,394)	—	(235,394)
Forward foreign currency contracts	—	(71,547)	—	(71,547)
Total	$(171,723)	$(310,164)	$—	$(481,887)

At October 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	In U.S. dollars unless otherwise indicated.
2	Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $176,870,145, represented 41.9% of the Portfolio's net assets at period end.
4	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
5	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
6	Perpetual investment. Date shown reflects the next call date.
7	Security, or portion thereof, was on loan at the period end.
8	Bond interest in default.
9	Zero coupon bond.
10	Position is unsettled. Contract rate was not determined at October 31, 2025 and does not take effect until settlement.
11	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
12	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
13	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
14	Rate shown reflects yield at October 31, 2025.
15	Includes $13,372,318 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $9,566,851 and non-cash collateral of $4,106,776.
16	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
17	Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likeli-hood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
18	Payments made or received are based on the notional amount.

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—98.8%
Alabama—4.0%
Black Belt Energy Gas District, Revenue Bonds,
Series B,
5.000%, due 10/01/35	$1,000,000	$1,041,303
Series D,
5.000%, due 11/01/34	1,000,000	1,084,758
County of Jefferson AL Sewer Revenue, Refunding, Revenue Bonds,
5.000%, due 10/01/32	1,000,000	1,125,105
5.000%, due 10/01/38	1,000,000	1,093,132
5.000%, due 10/01/39	1,000,000	1,083,453
5.250%, due 10/01/40	750,000	820,160
		6,247,911
Arizona—2.4%
Arizona Industrial Development Authority, Revenue Bonds,
Series 2019-2,Class A
3.625%, due 05/20/33	786,261	791,467
Chandler Industrial Development Authority, Intel Corp., Revenue Bonds, AMT,
4.000%, due 06/01/49[1]	750,000	764,519
City of Phoenix Civic Improvement Corp., City of Phoenix AZ Airport, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/30	1,000,000	1,068,200
Salt Verde Financial Corp., Revenue Bonds,
5.000%, due 12/01/32	1,000,000	1,096,248
		3,720,434

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
California—3.1%
California Housing Finance Agency, Revenue Bonds,
Series 2021-1,Class A
3.500%, due 11/20/35	$1,392,893	$1,384,623
Los Angeles Department of Water & Power, Revenue Bonds,
Series B,
5.000%, due 07/01/37	850,000	936,705
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding, Revenue Bonds, AMT,
Series A- SAN FRANCIS,
5.000%, due 05/01/39	1,000,000	1,092,944
Southern California Public Power Authority, Los Angeles Department of Water & Power Power System, Revenue Bonds,
Series 1,
5.000%, due 07/01/34	1,215,000	1,408,495
		4,822,767
Colorado—0.8%
Colorado Health Facilities Authority, AdventHealth Obligated Group, Refunding, Revenue Bonds,
Series B,
5.000%, due 11/15/49[1,2]	140,000	143,108

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Colorado—(continued)
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, GO Bonds,
Series A,
5.000%, due 04/01/35[3]	$1,000,000	$1,093,705
		1,236,813
Connecticut—0.7%
State of Connecticut Special Tax, Revenue Bonds,
Series A,
4.000%, due 05/01/36	1,000,000	1,040,543

District of Columbia—1.0%
District of Columbia Income Tax Revenue, Revenue Bonds,
Series A,
5.000%, due 07/01/41	1,500,000	1,610,113

Florida—3.6%
Central Florida Expressway Authority Senior Lien, Revenue Bonds, (Assured Guaranty Corp.),
Series D,
5.000%, due 07/01/35	1,500,000	1,653,189
County of Miami-Dade FL Water & Sewer System, Revenue Bonds,
Series B,
5.000%, due 10/01/40	1,250,000	1,388,205

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Florida—(continued)
Miami Beach Redevelopment Agency, Tax Allocation Bonds, (Assured Guaranty Corp.),
5.000%, due 02/01/31	$720,000	$795,786
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Revenue Bonds,
5.000%, due 10/15/39	1,500,000	1,676,326
		5,513,506
Georgia—4.8%
City of Atlanta Department of Aviation, Revenue Bonds, AMT,
Series B-1,
5.000%, due 07/01/30	1,000,000	1,090,119
Development Authority for Fulton County, WellStar Health System Obligated Group, Revenue Bonds,
Series A,
5.000%, due 04/01/36	1,000,000	1,021,490
Georgia Ports Authority, Houston Methodist Hospital Obligated Group, Revenue Bonds,
5.000%, due 07/01/41	1,500,000	1,620,772
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.500%, due 09/15/28	1,500,000	1,585,796

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Georgia—(continued)
Series C,
5.000%, due 09/01/53[1]	$1,000,000	$1,069,812
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Revenue Bonds,
Series A,
5.000%, due 01/01/33	1,000,000	1,051,398
		7,439,387
Hawaii—0.7%
Hawaii Airports System, Revenue Bonds, AMT,
Series A,
5.000%, due 07/01/29	1,000,000	1,052,662

Illinois—8.3%
Chicago Midway International Airport, Refunding, Revenue Bonds, AMT,
Series C,
5.000%, due 01/01/34	1,500,000	1,664,130
Chicago O'Hare International Airport Senior Lien, Refunding, Revenue Bonds,
Series B,
5.000%, due 01/01/35	1,000,000	1,002,524
City of Chicago IL Wastewater Transmission Revenue, Refunding, Revenue Bonds, (Build America Mutual Assurance Corp.),
Series A,
5.000%, due 01/01/38	1,700,000	1,888,130

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Illinois—(continued)
City of Chicago IL, GO Bonds,
Series A,
5.000%, due 01/01/44	$500,000	$484,599
City of Chicago IL, Refunding, GO Bonds,
Series A,
4.000%, due 01/01/35	1,250,000	1,224,794
County of Cook IL Sales Tax, Refunding, Revenue Bonds,
5.000%, due 11/15/35	2,500,000	2,586,290
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds,
Series A,
5.250%, due 04/01/43	900,000	972,808
Regional Transportation Authority, Revenue Bonds, (National Public Finance Guarantee Corp.),
6.500%, due 07/01/30	1,000,000	1,109,679
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/36	1,770,000	1,872,330
		12,805,284

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Indiana—2.7%
Indiana Finance Authority First Lien, CWA Authority, Inc., Refunding, Revenue Bonds,
Series 1,
4.000%, due 10/01/36	$2,020,000	$2,095,613
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	2,055,000	2,058,798
		4,154,411
Iowa—0.4%
Iowa Tobacco Settlement Authority, Refunding, Revenue Bonds,
Series A-2,Class 1
5.000%, due 06/01/33	500,000	537,376

Kentucky—1.4%
Kentucky Public Energy Authority, Refunding, Revenue Bonds,
Series A-1,
5.250%, due 04/01/54[1]	2,000,000	2,205,232

Louisiana—1.9%
Jefferson Sales Tax District, Revenue Bonds, (Assured Guaranty Corp.),
Series B,
4.000%, due 12/01/32	1,895,000	1,974,409

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Louisiana—(continued)
Parish of St John the Baptist LA, Marathon Oil Corp, Refunding, Revenue Bonds,
Series A-3,
2.200%, due 06/01/37[1]	$1,000,000	$995,287
		2,969,696
Massachusetts—1.3%
Commonwealth of Massachusetts, GO Bonds,
Series D,
4.000%, due 05/01/34	2,000,000	2,066,567

Michigan—0.7%
Detroit Downtown Development Authority, Catalyst Development Area, Refunding, Tax Allocation Bonds,
5.000%, due 07/01/38	1,000,000	1,109,958

Missouri—1.3%
Health & Educational Facilities Authority of the State of Missouri, CoxHealth Obligated Group, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/34	2,000,000	2,001,431

New Jersey—4.0%
Tobacco Settlement Financing Corp., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	6,000,000	6,213,540

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
New Mexico—2.3%
New Mexico Educational Assistance Foundation, Refunding, Revenue Bonds, AMT,
Series 1A,
5.000%, due 09/01/28	$2,000,000	$2,073,938
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Obligated Group, Refunding, Revenue Bonds,
Series A,
4.000%, due 08/01/39	1,585,000	1,554,485
		3,628,423
New York—9.3%
Albany Capital Resource Corp., Albany Medical Center Hospital Obligated Group, Refunding, Revenue Bonds,
Series A,
5.250%, due 05/01/41	1,000,000	1,112,381
City Of New York NY, GO Bonds,
Series B, Subseries B-1,
5.250%, due 10/01/41	1,180,000	1,285,071
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds,
Series E,
4.000%, due 03/15/42	2,860,000	2,805,059

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
New York—(continued)
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series A,
4.000%, due 03/15/39	$1,890,000	$1,906,715
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds, AMT,
5.000%, due 12/01/35	2,000,000	2,148,920
5.000%, due 12/01/36	1,000,000	1,067,037
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds, (Assured Guaranty Corp.), AMT,
4.250%, due 06/30/42	1,000,000	972,356
New York Transportation Development Corp., Laguardia Gateway Partners LLC, Revenue Bonds, AMT,
Series A-P3,
5.000%, due 07/01/34	1,000,000	1,000,650
New York Transportation Development Corp., Revenue Bonds, (Assured Guaranty Corp.), AMT,
6.000%, due 06/30/43	1,000,000	1,115,682

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
New York—(continued)
TSASC, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	$1,000,000	$1,018,455
		14,432,326
North Carolina—1.8%
Charlotte NC Airport Revenue, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/36	1,540,000	1,680,237
Nash Health Care Systems, Revenue Bonds,
5.500%, due 02/01/44	995,000	1,079,615
		2,759,852
North Dakota—0.9%
North Dakota Housing Finance Agency, Revenue Bonds,
Series C,
5.000%, due 07/01/42	1,330,000	1,433,209

Ohio—4.1%
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds,
Series A,
5.000%, due 12/01/41	1,500,000	1,661,680
Ohio Water Development Authority, Revenue Bonds,
Series A,
5.000%, due 12/01/39	1,500,000	1,676,236

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Ohio—(continued)
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds,
Series C,
2.750%, due 01/01/52[1]	$1,980,000	$1,970,225
University of Cincinnati, Revenue Bonds,
Series A,
5.250%, due 06/01/43	1,000,000	1,083,593
		6,391,734
Oklahoma—0.4%
Oklahoma Municipal Power Authority, Power Supply System, Revenue Bonds, (Assured Guaranty Corp.),
Series A,
4.000%, due 01/01/33	650,000	682,275

Pennsylvania—10.0%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Refunding, Revenue Bonds,
Series A,
5.000%, due 04/01/29	3,190,000	3,332,595
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds,
5.000%, due 06/01/31	1,500,000	1,578,520

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Pennsylvania—(continued)
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Revenue Bonds, AMT,
5.000%, due 06/30/34	$2,200,000	$2,396,306
Pennsylvania Housing Finance Agency, Refunding, Revenue Bonds, AMT,
5.000%, due 10/01/27	1,250,000	1,287,018
Philadelphia Airport PA, Refunding, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/32	1,250,000	1,286,805
Philadelphia Authority for Industrial Development, Revenue Bonds,
5.000%, due 05/01/38	1,000,000	1,130,651
Philadelphia Housing Authority, Philadelphia Housing Authority Development Corp., Revenue Bonds,
Series A,
5.000%, due 03/01/29	1,000,000	1,063,279
Philadelphia School District Prerefunded, GO Bonds, (State Aid Withholding),
Series F,
5.000%, due 09/01/30[2]	10,000	10,186

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Pennsylvania—(continued)
Philadelphia School District, GO Bonds, (State Aid Withholding),
Series A,
4.000%, due 09/01/35	$1,500,000	$1,535,315
Southeastern Pennsylvania Transportation Authority,Revenue Bonds,
5.250%, due 06/01/40	1,750,000	1,925,713
		15,546,388
Rhode Island—2.2%
Rhode Island Health and Educational Building Corp., State of Rhode Island, Revenue Bonds, (Short-Term Appropriation),
4.000%, due 05/15/42	2,300,000	2,259,996
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, AMT,
Series A-SENIOR BONDS,
5.000%, due 12/01/30	1,125,000	1,194,298
		3,454,294
South Carolina—1.0%
Piedmont Municipal Power Agency, Catawba Project Power Sales, Refunding, Revenue Bonds,
Series B,
4.000%, due 01/01/34	1,500,000	1,534,681

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Tennessee—0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University, Refunding, Revenue Bonds,
Series A,
5.000%, due 10/01/35	$1,350,000	$1,385,916

Texas—12.2%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds,
Series A,
5.000%, due 08/15/37	1,000,000	1,142,832
Brazos Higher Education Authority, Inc., Student Loan Program, Revenue Bonds, AMT,
Series 1A,
5.000%, due 04/01/30	1,000,000	1,056,243
Central Texas Turnpike System, Refunding, Revenue Bonds,
Series C,
5.000%, due 08/15/37	2,500,000	2,785,315
Dayton Independent School District, GO Bonds, (Permanent School Fund),
4.000%, due 02/15/40	1,000,000	1,000,076

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Texas—(continued)
Garland Independent School District, GO Bonds, (Permanent School Fund),
Series A,
5.000%, due 02/15/42	$2,000,000	$2,145,128
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Refunding, Revenue Bonds,
Series A,
4.000%, due 10/01/35	1,750,000	1,784,368
Katy Independent School District, CIB, Refunding, GO Bonds, (Permanent School Fund),
Series A,
3.000%, due 02/15/32	2,375,000	2,392,780
Midland Independent School District, GO Bonds, (Permanent School Fund),
5.000%, due 02/15/37	1,680,000	1,878,081
North East Texas Regional Mobility Authority Senior Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/38	700,000	778,194
Plano Independent School District, GO Bonds,
5.000%, due 02/15/43	1,000,000	1,055,251

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Texas—(continued)
Tarrant County Cultural Education Facilities Finance Corp., Cumberland Rest Inc Obligated Group, Refunding, Revenue Bonds,
5.000%, due 10/01/32	$1,675,000	$1,823,182
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds,
Series B,
5.500%, due 01/01/54[1]	1,000,000	1,134,019
		18,975,469
Virginia—1.6%
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Refunding, Revenue Bonds, AMT,
5.000%, due 12/31/42	1,000,000	1,021,782
Winchester Economic Development Authority, Valley Health Obligated Group, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/39	1,350,000	1,491,972
		2,513,754
Washington—3.6%
Grant County Public Utility District No. 2 Electric Revenue, Refunding, Revenue Bonds,
Series R,
2.000%, due 01/01/44[1]	1,000,000	998,147

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Washington—(continued)
Port of Seattle, Revenue Bonds, AMT,
Series C,
5.000%, due 04/01/32	$1,000,000	$1,000,578
State of Washington, GO Bonds,
Series B,
5.000%, due 02/01/43	1,000,000	1,070,637
State of Washington, Refunding, GO Bonds,
Series R-2022-C,
4.000%, due 07/01/36	1,500,000	1,575,318
Washington State Housing Finance Commission, Revenue Bonds,
Series A-1,
3.500%, due 12/20/35	932,151	906,554
		5,551,234
Wisconsin—5.4%
City of Milwaukee WI, GO Bonds, (Assured Guaranty Corp.),
Series B4,
5.000%, due 04/01/35	2,000,000	2,241,230
Public Finance Authority KU, Campus Development Corp. project, University of Kansas, Revenue Bonds,
5.000%, due 03/01/34	1,500,000	1,506,470

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(concluded)
Wisconsin—(concluded)
Public Finance Authority, Duke Energy Progress LLC, Refunding, Revenue Bonds,
Series A-2,
3.700%, due 10/01/46[1]	$2,330,000	$2,379,118
Public Finance Authority, Kahala Senior Living Community, Refunding, Revenue Bonds,
5.000%, due 11/15/40	425,000	447,891
Sparta Area School District, GO Bonds, (Assured Guaranty Corp.),
3.000%, due 03/01/39	2,000,000	1,802,247
		8,376,956
Total municipal bonds (cost—$154,287,354)		153,414,142

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Short-term investments—0.1%
Investment companies—0.1%
State Street Institutional U.S. Government Money Market Fund, 4.014%[4] (cost $251,027)	$251,027	$251,027
Total investments (cost—$154,538,381)—98.9%		153,665,169
Other assets in excess of liabilities—1.1%		1,662,547
Net assets—100.0%		$155,327,716

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Municipal bonds	$—	$153,414,142	$—	$153,414,142
Short-term investments	251,027	—	—	251,027
Total	$251,027	$153,414,142	$—	$153,665,169

At October 31, 2025, there were no transfers in or out of Level 3.

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Portfolio footnotes

1	Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
2	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,093,705, represented 0.7% of the Portfolio's net assets at period end.
4	Rate shown reflects yield at October 31, 2025.

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—2.9%
Ireland—1.3%
ARES European CLO XXI DAC,
Series 21A, Class A, 3 mo. EURIBOR + 1.220%,
3.229%, due 04/15/38[2,3]	394,000	$453,684
Avoca CLO XXXII DAC,
Series 32A, Class A1, 3 mo. EURIBOR + 1.170%,
3.179%, due 04/15/39[2,3]	396,000	455,758
Palmer Square European CLO DAC,
Series 2025-2A, Class A, 3 mo. EURIBOR + 1.350%,
3.376%, due 07/15/38[2,3]	381,000	439,361
Ravensdale Park CLO DAC,
Series 1A, Class A, 3 mo. EURIBOR + 1.170%,
3.235%, due 04/25/38[2,3]	287,000	329,817
RRE 24 Loan Management DAC,
Series 24A, Class A1, 3 mo. EURIBOR + 1.160%,
3.529%, due 04/15/40[2,3]	400,000	460,724
		2,139,344
United States—1.6%
Aqua Finance Issuer Trust,
Series 2025-B, Class A,
4.790%, due 05/17/51[2]	202,802	203,877
Credit Acceptance Auto Loan Trust,
Series 2024-1A, Class A,
5.680%, due 03/15/34[2]	571,000	576,063
GM Financial Automobile Leasing Trust,
Series 2024-1, Class A3,
5.090%, due 03/22/27	310,889	311,660
Lendmark Funding Trust,
Series 2025-2A, Class A,
4.780%, due 10/20/34[2]	420,000	422,327
Merchants Fleet Funding LLC,
Series 2024-1A, Class A,
5.820%, due 04/20/37[2]	320,002	322,231
Progress Residential Trust,
Series 2025-SFR3, Class A,
3.390%, due 07/17/42[2]	415,000	395,061
Santander Drive Auto Receivables Trust,
Series 2025-3, Class C,
4.680%, due 09/15/31	96,000	96,157
Sierra Timeshare Receivables Funding LLC,
Series 2025-2A, Class A,
4.720%, due 04/20/44[2]	83,872	84,150

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Asset-backed securities—(concluded)
United States—(concluded)
Tesla Auto Lease Trust,
Series 2024-A, Class A3,
5.300%, due 06/21/27[2]		151,210	$151,678
Toyota Lease Owner Trust,
Series 2024-A, Class A3,
5.250%, due 04/20/27[2]		167,909	168,595
			2,731,799
Total asset-backed securities (cost—$4,697,996)			4,871,143

Corporate bonds—34.3%
Australia—0.4%
Glencore Funding LLC
5.634%, due 04/04/34[2]		461,000	480,739
6.375%, due 10/06/30[2]		87,000	93,833
Santos Finance Ltd.
6.875%, due 09/19/33[2]		152,000	167,074
			741,646
Austria—0.1%
Benteler International AG
7.250%, due 06/15/31[4]	EUR	100,000	122,721

Belgium—0.4%
KBC Group NV
(fixed, converts to FRN on 09/23/30),
4.454%, due 09/23/31[2,3]		200,000	198,998
(fixed, converts to FRN on 10/16/29),
4.932%, due 10/16/30[2,3]		225,000	228,771
(fixed, converts to FRN on 11/27/30),
6.000%, due 11/27/30[3,4,5]	EUR	200,000	238,306
			666,075
Canada—0.8%
Enbridge, Inc.
5.300%, due 04/05/29		260,000	268,321
Series 2017-A, (fixed, converts to FRN on 07/15/27),
5.500%, due 07/15/77[3]		110,000	109,613

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Canada—(continued)
Toronto-Dominion Bank
3.666%, due 09/08/31[4]	EUR	700,000	$845,952
Transcanada Trust
(fixed, converts to FRN on 09/15/29),
5.500%, due 09/15/79[3]		165,000	164,298
			1,388,184
Colombia—0.2%
Ecopetrol SA
8.625%, due 01/19/29		200,000	215,750
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
5.375%, due 12/30/30[4]		200,000	185,040
			400,790
Denmark—0.1%
Danske Bank AS
(fixed, converts to FRN on 03/01/29),
5.705%, due 03/01/30[2,3]		230,000	239,125

France—3.0%
Alstom SA
(fixed, converts to FRN on 08/29/29),
5.868%, due 05/29/29[3,4,5]	EUR	100,000	122,066
BNP Paribas SA
(fixed, converts to FRN on 01/13/32),
5.786%, due 01/13/33[2,3,6]		200,000	209,361
(fixed, converts to FRN on 08/16/29),
7.750%, due 08/16/29[2,3,5]		400,000	421,553
(fixed, converts to FRN on 11/19/29),
5.283%, due 11/19/30[2,3]		290,000	297,577
BPCE SA
0.500%, due 02/24/27[4]	EUR	100,000	112,391

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
France—(continued)
(fixed, converts to FRN on 10/19/28),
6.714%, due 10/19/29[2,3]		830,000	$880,366
(fixed, converts to FRN on 10/19/33),
7.003%, due 10/19/34[2,3]		250,000	279,173
Credit Agricole SA
(fixed, converts to FRN on 03/23/29),
7.250%, due 09/23/28[3,4,5]	EUR	200,000	248,210
(fixed, converts to FRN on 09/11/27),
4.631%, due 09/11/28[2,3]		250,000	251,364
(fixed, converts to FRN on 09/25/32),
4.818%, due 09/25/33[2,3]		250,000	248,529
(fixed, converts to FRN on 10/03/28),
6.316%, due 10/03/29[2,3]		355,000	373,676
Electricite de France SA
6.900%, due 05/23/53[2,6]		200,000	223,598
(fixed, converts to FRN on 09/15/30),
3.375%, due 06/15/30[3,4,5]	EUR	200,000	221,170
(fixed, converts to FRN on 09/17/32),
5.625%, due 06/17/32[3,4,5]	EUR	200,000	242,070
Societe Generale SA
(fixed, converts to FRN on 04/13/32),
6.100%, due 04/13/33[2,3]		250,000	263,588
(fixed, converts to FRN on 05/21/30),
8.125%, due 11/21/29[2,3,5]		200,000	209,129
TotalEnergies Capital SA
5.275%, due 09/10/54		100,000	95,853

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
France—(continued)
Unibail-Rodamco-Westfield SE
(fixed, converts to FRN on 10/04/30),
4.875%, due 07/04/30[3,4,5]	EUR	200,000	$238,714
			4,938,388
Germany—1.5%
Commerzbank AG
(fixed, converts to FRN on 04/09/32),
7.875%, due 10/09/31[3,4,5]	EUR	400,000	522,767
(fixed, converts to FRN on 07/16/31),
4.000%, due 07/16/32[3,4]	EUR	100,000	119,775
Deutsche Bank AG
(fixed, converts to FRN on 02/10/33),
7.079%, due 02/10/34[3]		390,000	427,512
(fixed, converts to FRN on 08/04/30),
4.950%, due 08/04/31[3]		155,000	156,456
(fixed, converts to FRN on 11/20/28),
6.819%, due 11/20/29[3]		185,000	197,548
IHO Verwaltungs GmbH
6.750% Cash or 7.500% PIK,
6.750%, due 11/15/29[4,7]	EUR	100,000	122,305
RWE Finance U.S. LLC
5.875%, due 04/16/34[2]		150,000	157,117
Volkswagen International Finance NV
(fixed, converts to FRN on 11/15/30),
5.493%, due 11/15/30[3,4,5]	EUR	100,000	119,159

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Germany—(continued)
Volkswagen Leasing GmbH
0.625%, due 07/19/29[4]	EUR	200,000	$212,875
Vonovia SE
0.625%, due 12/14/29[4]	EUR	400,000	420,105
ZF Europe Finance BV
7.000%, due 06/12/30[4]	EUR	100,000	117,924
			2,573,543
Guatemala—0.1%
Energuate Trust 2 0
6.350%, due 09/15/35[2]		200,000	199,800

Hong Kong—0.1%
Melco Resorts Finance Ltd.
5.750%, due 07/21/28[2]		200,000	199,700

India—0.4%
India Clean Energy Holdings
4.500%, due 04/18/27[4]		200,000	195,600
India Green Power Holdings
4.000%, due 02/22/27[4]		216,650	211,505
Muthoot Finance Ltd.
7.125%, due 02/14/28[2]		340,000	347,004
			754,109
Ireland—1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, due 01/30/32		150,000	138,428
5.750%, due 06/06/28		175,000	181,050
AIB Group PLC
(fixed, converts to FRN on 04/04/27),
2.250%, due 04/04/28[3,4]	EUR	500,000	574,951
(fixed, converts to FRN on 04/30/30),
7.125%, due 10/30/29[3,4,5]	EUR	200,000	248,331

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Ireland—(continued)
Avolon Holdings Funding Ltd.
5.150%, due 01/15/30[2]		405,000	$409,500
5.750%, due 03/01/29[2]		741,000	764,430
5.750%, due 11/15/29[2]		165,000	170,841
6.375%, due 05/04/28[2]		155,000	161,411
			2,648,942
Italy—1.0%
Enel Finance International NV
5.500%, due 06/15/52[2]		200,000	191,619
5.750%, due 09/30/55[2]		215,000	212,267
Intesa Sanpaolo SpA
6.625%, due 06/20/33[2]		405,000	445,737
UniCredit SpA
0.850%, due 01/19/31[4]	EUR	350,000	363,096
(fixed, converts to FRN on 01/15/27),
2.731%, due 01/15/32[3,4]	EUR	400,000	460,662
			1,673,381
Jamaica—0.1%
Digicel International Finance Ltd./Difl U.S. LLC
8.625%, due 08/01/32[2]		200,000	199,500

Japan—0.2%
Rakuten Group, Inc.
11.250%, due 02/15/27[2]		248,000	267,808

Luxembourg—0.1%
Maxam Prill SARL
6.000%, due 07/15/30[4]	EUR	100,000	117,243

Mexico—1.2%
Alpek SAB de CV
4.250%, due 09/18/29[4]		200,000	186,480
CFE Fibra E
5.875%, due 09/23/40[2]		200,000	201,540

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Mexico—(continued)
Corp. Inmobiliaria Vesta SAB de CV
5.500%, due 01/30/33[2,6]		200,000	$202,800
Petroleos Mexicanos
6.700%, due 02/16/32		1,000,000	999,000
7.690%, due 01/23/50		455,000	412,708
			2,002,528
Netherlands—0.4%
Cooperatieve Rabobank UA
(fixed, converts to FRN on 12/01/26),
0.375%, due 12/01/27[3,4]	EUR	100,000	112,863
ING Groep NV
(fixed, converts to FRN on 11/16/26),
5.750%, due 11/16/26[3,5,6]		580,000	581,987
			694,850
Saudi Arabia—0.2%
Greensaif Pipelines Bidco SARL
5.853%, due 02/23/36[4]		255,000	268,101

South Africa—0.3%
Anglo American Capital PLC
4.750%, due 09/21/32[4]	EUR	200,000	247,921
5.750%, due 04/05/34[2]		200,000	209,972
			457,893
Spain—1.6%
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 09/19/29),
9.375%, due 03/19/29[3,5,6]		200,000	223,545
Banco de Sabadell SA
(fixed, converts to FRN on 05/20/31),
6.500%, due 05/20/31[3,4,5]	EUR	200,000	242,003

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Spain—(continued)
Banco Santander SA
(fixed, converts to FRN on 05/21/29),
9.625%, due 11/21/28[3,5]		400,000	$446,689
CaixaBank SA
(fixed, converts to FRN on 03/15/29),
5.673%, due 03/15/30[2,3]		415,000	431,396
(fixed, converts to FRN on 07/16/30),
7.500%, due 01/16/30[3,4,5]	EUR	400,000	514,082
(fixed, converts to FRN on 07/19/28),
5.000%, due 07/19/29[3,4]	EUR	400,000	488,916
(fixed, converts to FRN on 09/13/33),
6.840%, due 09/13/34[2,3]		230,000	256,490
			2,603,121
Thailand—0.1%
Krung Thai Bank PCL
(fixed, converts to FRN on 03/25/26),
4.400%, due 03/25/26[3,4,5]		200,000	199,188

Turkey—0.3%
Mersin Uluslararasi Liman Isletmeciligi AS
8.250%, due 11/15/28[4]		200,000	208,562
Turkiye Varlik Fonu Yonetimi AS
8.250%, due 02/14/29[4]		210,000	223,335
			431,897
United Kingdom—4.1%
BAT Capital Corp.
4.540%, due 08/15/47		157,000	131,606
Eversholt Funding PLC
6.359%, due 12/02/25[4]	GBP	301,000	395,999

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United Kingdom—(continued)
Gatwick Funding Ltd.
6.125%, due 03/02/26[4]	GBP	100,000	$132,069
Heathrow Funding Ltd.
6.450%, due 12/10/31[4]	GBP	350,000	497,101
6.750%, due 12/03/26[4]	GBP	478,000	643,086
HSBC Holdings PLC
(fixed, converts to FRN on 03/04/29),
5.546%, due 03/04/30[3]		440,000	455,933
(fixed, converts to FRN on 06/17/31),
4.600%, due 12/17/30[3,5]		200,000	189,071
(fixed, converts to FRN on 11/19/27),
5.130%, due 11/19/28[3]		200,000	203,428
INEOS Quattro Finance 2 PLC
8.500%, due 03/15/29[4]	EUR	100,000	106,685
Lloyds Banking Group PLC
(fixed, converts to FRN on 09/27/31),
6.750%, due 09/27/31[3,5,6]		275,000	283,329
Nationwide Building Society
2.000%, due 04/28/27[4]	EUR	300,000	343,939
(fixed, converts to FRN on 12/20/27),
5.750%, due 06/20/27[3,4,5]	GBP	200,000	262,411
NatWest Group PLC
(fixed, converts to FRN on 05/10/34),
8.125%, due 11/10/33[3,5]		200,000	225,251
(fixed, converts to FRN on 06/29/26),
6.000%, due 12/29/25[3,5]		370,000	370,504

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United Kingdom—(continued)
(fixed, converts to FRN on 09/06/27),
4.067%, due 09/06/28[3,4]	EUR	505,000	$598,629
Santander U.K. Group Holdings PLC
(fixed, converts to FRN on 09/11/29),
4.858%, due 09/11/30[3]		340,000	343,971
(fixed, converts to FRN on 09/22/28),
4.320%, due 09/22/29[3]		200,000	199,595
Segro Capital SARL
1.250%, due 03/23/26[4]	EUR	200,000	229,575
Standard Chartered PLC
(fixed, converts to FRN on 01/12/27),
2.608%, due 01/12/28[2,3]		343,000	336,418
(fixed, converts to FRN on 02/15/28),
7.750%, due 08/15/27[2,3,5]		200,000	206,894
(fixed, converts to FRN on 08/12/35),
5.400%, due 08/12/36[2,3]		240,000	243,989
(fixed, converts to FRN on 09/23/26),
1.200%, due 09/23/31[3,4]	EUR	200,000	227,231
(fixed, converts to FRN on 10/15/29),
5.005%, due 10/15/30[2,3]		200,000	203,670
			6,830,384
United States—16.0%
AbbVie, Inc.
4.050%, due 11/21/39		81,000	72,611
4.250%, due 11/21/49		170,000	143,096
Ameren Illinois Co.
5.900%, due 12/01/52		40,000	42,250

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
American Airlines Pass-Through Trust
Series 2016-3, Class A,
3.250%, due 10/15/28	45,853	$43,441
Series 2017-2, Class A,
3.600%, due 10/15/29	56,437	53,567
American Express Co.
(fixed, converts to FRN on 04/25/35),
5.667%, due 04/25/36[3]	80,000	84,498
(fixed, converts to FRN on 07/20/32),
4.918%, due 07/20/33[3]	65,000	66,224
Amgen, Inc.
5.750%, due 03/02/63	139,000	138,832
Bank of America Corp.
(fixed, converts to FRN on 01/24/30),
5.162%, due 01/24/31[3]	645,000	665,988
(fixed, converts to FRN on 03/08/32),
3.846%, due 03/08/37[3]	71,000	66,612
(fixed, converts to FRN on 10/20/31),
2.572%, due 10/20/32[3]	311,000	279,690
Boeing Co.
3.600%, due 05/01/34	240,000	217,712
BP Capital Markets PLC
(fixed, converts to FRN on 03/01/34),
6.450%, due 12/01/33[3,5]	280,000	299,081
(fixed, converts to FRN on 06/18/35),
6.125%, due 03/18/35[3,5]	235,000	245,265
Broadcom, Inc.
3.469%, due 04/15/34	35,000	32,059
5.200%, due 07/15/35	80,000	82,407

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Cardinal Health, Inc.
4.500%, due 09/15/30	132,000	$132,711
Cencora, Inc.
2.700%, due 03/15/31	123,000	113,064
2.800%, due 05/15/30	51,000	47,907
CF Industries, Inc.
4.950%, due 06/01/43	159,000	145,659
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, due 01/15/29	250,000	232,595
3.500%, due 06/01/41	275,000	198,367
5.850%, due 12/01/35[6]	55,000	54,851
6.650%, due 02/01/34	125,000	132,129
Cheniere Energy Partners LP
4.500%, due 10/01/29	440,000	440,148
Citigroup, Inc.
(fixed, converts to FRN on 02/13/29),
5.174%, due 02/13/30[3]	580,000	595,297
(fixed, converts to FRN on 03/20/29),
3.980%, due 03/20/30[3]	460,000	455,162
(fixed, converts to FRN on 05/01/31),
2.561%, due 05/01/32[3]	330,000	298,212
(fixed, converts to FRN on 09/11/30),
4.503%, due 09/11/31[3]	110,000	110,134
Columbia Pipelines Operating Co. LLC
5.927%, due 08/15/30[2]	65,000	68,768
6.036%, due 11/15/33[2]	230,000	245,372

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Comcast Corp.
2.937%, due 11/01/56	300,000	$173,832
ConocoPhillips Co.
5.550%, due 03/15/54	130,000	128,043
Constellation Energy Generation LLC
6.250%, due 10/01/39	175,000	191,281
Coterra Energy, Inc.
5.900%, due 02/15/55	160,000	153,553
Dominion Energy, Inc.
(fixed, converts to FRN on 02/15/31),
6.000%, due 02/15/56[3]	327,000	331,271
DTE Energy Co.
5.050%, due 10/01/35	173,000	172,484
Duke Energy Corp.
4.950%, due 09/15/35	314,000	312,214
Duke Energy Progress LLC
5.550%, due 03/15/55	7,000	7,060
Edison International
(fixed, converts to FRN on 06/15/28),
8.125%, due 06/15/53[3,6]	175,000	180,612
Series A, (fixed, converts to FRN on 03/15/26),
5.375%, due 03/09/26[3,5]	205,000	202,966
Energy Transfer LP
5.600%, due 09/01/34	80,000	82,286
(fixed, converts to FRN on 02/15/31),
6.500%, due 02/15/56[3]	675,000	668,886
Entergy Arkansas LLC
5.750%, due 06/01/54	45,000	46,462

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
Entergy Corp.
(fixed, converts to FRN on 12/01/29),
7.125%, due 12/01/54[3]		257,000	$270,008
Entergy Mississippi LLC
5.800%, due 04/15/55		22,000	22,577
Entergy Texas, Inc.
5.550%, due 09/15/54		30,000	29,680
Enterprise Products Operating LLC
(fixed, converts to FRN on 02/15/28),
5.375%, due 02/15/78[3]		74,000	73,639
EUSHI Finance, Inc.
(fixed, converts to FRN on 04/01/31),
6.250%, due 04/01/56[3]		111,000	110,506
(fixed, converts to FRN on 12/15/29),
7.625%, due 12/15/54[3]		78,000	82,014
Expand Energy Corp.
5.375%, due 03/15/30		338,000	342,984
FirstEnergy Transmission LLC
2.866%, due 09/15/28[2]		210,000	202,673
Fiserv, Inc.
4.550%, due 02/15/31		100,000	99,254
Ford Motor Credit Co. LLC
4.867%, due 08/03/27	EUR	677,000	808,104
5.730%, due 09/05/30		215,000	218,045
General Motors Financial Co., Inc.
5.625%, due 04/04/32		745,000	774,360

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 01/28/30),
5.207%, due 01/28/31[3]	660,000	$681,057
(fixed, converts to FRN on 10/21/30),
4.369%, due 10/21/31[3]	370,000	368,406
(fixed, converts to FRN on 10/21/35),
4.939%, due 10/21/36[3]	203,000	202,009
HCA, Inc.
3.500%, due 09/01/30	117,000	112,412
3.500%, due 07/15/51	190,000	131,600
4.600%, due 11/15/32[6]	48,000	47,702
4.900%, due 11/15/35	97,000	95,847
5.250%, due 06/15/49	10,000	9,180
5.950%, due 09/15/54	66,000	66,201
Hyundai Capital America
4.875%, due 11/01/27[2,6]	360,000	363,990
ITC Holdings Corp.
2.950%, due 05/14/30[2]	45,000	42,253
5.400%, due 06/01/33[2]	370,000	381,812
5.650%, due 05/09/34[2]	140,000	146,278
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
7.250%, due 11/15/53	120,000	135,946
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.950%, due 04/20/35[2]	265,000	277,341

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Jersey Central Power & Light Co.
2.750%, due 03/01/32[2]	330,000	$296,001
KeyCorp
(fixed, converts to FRN on 03/06/34),
6.401%, due 03/06/35[3]	11,000	11,923
M&T Bank Corp.
(fixed, converts to FRN on 01/16/35),
5.385%, due 01/16/36[3]	125,000	126,615
Mars, Inc.
5.200%, due 03/01/35[2]	150,000	153,959
5.650%, due 05/01/45[2]	34,000	34,652
5.700%, due 05/01/55[2]	145,000	147,537
Marvell Technology, Inc.
2.950%, due 04/15/31	179,000	165,612
5.450%, due 07/15/35[6]	346,000	354,792
Meta Platforms, Inc.
4.600%, due 11/15/32	68,000	68,342
4.875%, due 11/15/35	234,000	235,035
5.400%, due 08/15/54	120,000	115,553
5.500%, due 11/15/45	165,000	163,573
5.625%, due 11/15/55	135,000	133,985
Monongahela Power Co.
5.850%, due 02/15/34[2]	60,000	63,778
Morgan Stanley
(fixed, converts to FRN on 01/15/30),
5.230%, due 01/15/31[3]	245,000	252,935
(fixed, converts to FRN on 01/19/33),
5.948%, due 01/19/38[3]	199,000	208,626

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
(fixed, converts to FRN on 07/21/33),
5.424%, due 07/21/34[3]		156,000	$162,753
(fixed, converts to FRN on 10/18/29),
4.654%, due 10/18/30[3]		480,000	485,713
Series I, (fixed, converts to FRN on 10/22/30),
4.356%, due 10/22/31[3]		256,000	255,133
Series I, (fixed, converts to FRN on 10/22/35),
4.892%, due 10/22/36[3]		53,000	52,709
Morgan Stanley Private Bank NA
(fixed, converts to FRN on 07/18/30),
4.734%, due 07/18/31[3]		250,000	253,925
Netflix, Inc.
4.625%, due 05/15/29	EUR	700,000	860,553
NextEra Energy Capital Holdings, Inc.
(fixed, converts to FRN on 06/15/34),
6.750%, due 06/15/54[3,6]		160,000	173,050
NiSource, Inc.
(fixed, converts to FRN on 11/30/29),
6.950%, due 11/30/54[3]		190,000	198,232
Occidental Petroleum Corp.
4.625%, due 06/15/45		72,000	57,908
ONEOK, Inc.
6.500%, due 09/01/30[2]		245,000	262,107
Oracle Corp.
5.375%, due 09/27/54		80,000	70,327

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
5.875%, due 09/26/45		137,000	$131,910
5.950%, due 09/26/55		105,000	99,550
6.000%, due 08/03/55		245,000	234,346
Pacific Gas & Electric Co.
5.800%, due 05/15/34		265,000	274,636
6.000%, due 08/15/35		225,000	235,938
6.150%, due 01/15/33		210,000	222,896
6.750%, due 01/15/53		143,000	154,457
PG&E Corp.
(fixed, converts to FRN on 03/15/30),
7.375%, due 03/15/55[3]		65,000	66,854
PNC Financial Services Group, Inc.
(fixed, converts to FRN on 07/21/35),
5.373%, due 07/21/36[3]		30,000	30,818
(fixed, converts to FRN on 10/21/31),
4.812%, due 10/21/32[3]		155,000	157,258
Prologis Euro Finance LLC
3.875%, due 09/22/37	EUR	232,000	267,716
Quanta Services, Inc.
5.100%, due 08/09/35		215,000	216,974
Realty Income Corp.
5.125%, due 07/06/34	EUR	100,000	127,952
Roper Technologies, Inc.
4.450%, due 09/15/30		110,000	110,392
San Diego Gas & Electric Co.
5.350%, due 04/01/53		170,000	164,088

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Sempra
(fixed, converts to FRN on 04/01/31),
6.375%, due 04/01/56[3]	85,000	$87,338
Sierra Pacific Power Co.
(fixed, converts to FRN on 12/15/30),
6.200%, due 12/15/55[3]	170,000	169,837
Solventum Corp.
5.450%, due 03/13/31	290,000	302,012
Southern California Edison Co.
5.200%, due 06/01/34	37,000	37,030
5.450%, due 03/01/35	77,000	78,057
Southern Co. Gas Capital Corp.
5.750%, due 09/15/33	100,000	105,864
Southern Power Co.
Series A, 4.250%, due 10/01/30	27,000	26,844
Series B, 4.900%, due 10/01/35	71,000	70,246
Stellantis Financial Services U.S. Corp.
5.400%, due 09/15/30[2,6]	385,000	387,594
Take-Two Interactive Software, Inc.
5.600%, due 06/12/34	32,000	33,412
Truist Financial Corp.
(fixed, converts to FRN on 10/23/35),
4.964%, due 10/23/36[3]	245,000	241,274
U.S. Bancorp
(fixed, converts to FRN on 01/23/34),
5.678%, due 01/23/35[3]	65,000	68,520
Uber Technologies, Inc.
4.800%, due 09/15/34	16,000	16,003

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(concluded)
United States—(concluded)
4.800%, due 09/15/35		450,000	$446,596
Vistra Operations Co. LLC
3.700%, due 01/30/27[2]		209,000	207,344
4.600%, due 10/15/30[2]		27,000	26,826
5.250%, due 10/15/35[2]		65,000	64,564
5.700%, due 12/30/34[2]		135,000	138,665
6.000%, due 04/15/34[2]		65,000	68,180
Wells Fargo & Co.
(fixed, converts to FRN on 01/24/30),
5.244%, due 01/24/31[3]		155,000	160,422
(fixed, converts to FRN on 04/23/30),
5.150%, due 04/23/31[3,6]		310,000	319,704
(fixed, converts to FRN on 07/25/33),
5.557%, due 07/25/34[3]		201,000	211,074
(fixed, converts to FRN on 09/15/35),
4.892%, due 09/15/36[3]		360,000	359,794
(fixed, converts to FRN on 12/03/34),
5.211%, due 12/03/35[3]		304,000	310,914
WPC Eurobond BV
1.350%, due 04/15/28	EUR	200,000	222,909
Zoetis, Inc.
5.000%, due 08/17/35		90,000	90,926
			26,663,599
Total corporate bonds (cost—$55,590,563)			57,282,516

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Mortgage-backed securities—2.6%
Spain—0.1%
Fondo de Titulizacion de Activos Santander Hipotecario 2, Series 2, Class A,
3 mo. EURIBOR + 0.150%,
2.154%, due 01/18/49[3,4]	EUR	116,125	$132,789
			132,789
United Kingdom—0.5%
Gemgarto PLC, Series 2021-1A, Class A,
1 day GBP SONIA + 0.885%,
4.873%, due 12/16/67[2,3]	GBP	30,026	39,455
Silverstone Master Issuer PLC, Series 2022-1A, Class 2A,
1 day GBP SONIA + 0.290%,
4.279%, due 01/21/70[2,3]	GBP	600,000	786,529
			825,984
United States—2.0%
Angel Oak Mortgage Trust, Series 2020-1, Class A1,
2.466%, due 12/25/59[2,3]		39,703	38,748
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B,
4.391%, due 09/10/58[3]		360,599	350,236
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C,
4.921%, due 01/15/49[3]		320,000	297,627

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
United States—(continued)
Federal National Mortgage Association REMICS, Series 2021-86, Class T,
2.500%, due 09/25/48	1,346,682	$1,218,115
GS Mortgage Securities Trust, Series 2017-GS6, Class C,
4.322%, due 05/10/50[3]	350,000	251,128
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1,
4.100%, due 07/25/65[2,3]	97,554	95,161
OBX Trust
Series 2020-EXP1, Class 2A1, 1 mo. USD Term SOFR + 0.864%,
4.856%, due 02/25/60[2,3]	49,285	48,414
Series 2023-NQM1, Class A1,
6.120%, due 11/25/62[2,3]	160,740	160,392
Starwood Mortgage Residential Trust, Series 2020-1, Class A1,
2.275%, due 02/25/50[2,3]	11,750	11,298
UBS Commercial Mortgage Trust
Series 2017-C1, Class C,
4.384%, due 11/15/50[3]	360,000	330,969
Series 2018-C11, Class B,
4.713%, due 06/15/51[3]	440,000	415,881

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Mortgage-backed securities—(concluded)
United States—(concluded)
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A,
5.350%, due 07/15/40[2,3]		100,000	$102,720
			3,320,689
Total mortgage-backed securities (cost—$4,568,557)			4,279,462

Non-U.S. government agency obligations—33.5%
Australia—0.7%
Australia Government Bonds
4.750%, due 06/21/54[4]	AUD	1,725,000	1,096,128

Bahrain—0.3%
Bahrain Government International Bonds
5.625%, due 05/18/34[4]		600,000	583,687

Bermuda—0.5%
Bermuda Government International Bonds
4.750%, due 02/15/29[2]		910,000	915,669

Canada—4.0%
Hydro-Quebec
6.500%, due 02/15/35	CAD	750,000	652,426
Province of British Columbia
2.800%, due 06/18/48	CAD	300,000	164,659
Province of Ontario
3.650%, due 06/02/33	CAD	3,430,000	2,498,736
Province of Quebec
3.600%, due 09/01/33	CAD	3,360,000	2,430,445
5.000%, due 12/01/41	CAD	1,100,000	853,907
			6,600,173
China—7.9%
China Development Bank
1.870%, due 09/05/35	CNY	3,370,000	471,408

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
China—(continued)
China Government Bonds
1.830%, due 08/25/35	CNY	14,750,000	$2,080,579
2.040%, due 11/25/34	CNY	18,280,000	2,627,486
2.110%, due 08/25/34	CNY	18,530,000	2,678,467
2.150%, due 08/25/55	CNY	5,500,000	773,814
2.670%, due 05/25/33	CNY	24,000,000	3,605,588
4.500%, due 05/22/34[4]	CNY	6,000,000	1,015,878
			13,253,220
Colombia—0.3%
Colombia Government International Bonds
5.000%, due 06/15/45		680,000	519,180

Dominican Republic—0.2%
Dominican Republic International Bonds
6.600%, due 06/01/36[4]		348,000	367,359

Egypt—0.2%
Egypt Government International Bonds
7.300%, due 09/30/33[4]		265,000	258,508

El Salvador—0.0%†
El Salvador Government International Bonds
7.650%, due 06/15/35[4]		78,000	80,978

Germany—0.8%
Bundesrepublik Deutschland Bundesanleihe
2.600%, due 08/15/35[4]	EUR	1,115,000	1,281,424

Guatemala—0.1%
Guatemala Government Bonds
6.250%, due 08/15/36[2]		201,000	212,117

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Hungary—0.2%
Hungary Government International Bonds
5.500%, due 03/26/36[2]		321,000	$323,508

Indonesia—0.8%
Indonesia Treasury Bonds
8.750%, due 05/15/31	IDR	19,821,000,000	1,366,493

Italy—6.8%
Italy Buoni Poliennali Del Tesoro
2.950%, due 07/01/30[4]	EUR	8,540,000	9,994,318
4.300%, due 10/01/54[4]	EUR	1,155,000	1,344,730
			11,339,048
Japan—2.8%
Japan Government Thirty Year Bonds
1.000%, due 03/20/52	JPY	55,350,000	226,425
2.100%, due 09/20/54	JPY	7,500,000	39,534
2.300%, due 12/20/54	JPY	138,100,000	761,329
2.400%, due 03/20/55	JPY	232,750,000	1,312,241
Japan Government Twenty Year Bonds
1.400%, due 12/20/42	JPY	224,900,000	1,255,549
1.500%, due 09/20/43	JPY	189,100,000	1,057,542
			4,652,620
Mexico—1.1%
Eagle Funding Luxco SARL
5.500%, due 08/17/30[4]		320,000	324,835
Mexico Bonos
7.500%, due 05/26/33	MXN	30,000,000	1,523,701
			1,848,536
Panama—0.1%
Panama Government International Bonds
3.870%, due 07/23/60		270,000	183,600

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Romania—0.3%
Romania Government International Bonds
1.750%, due 07/13/30[4]	EUR	260,000	$268,195
3.375%, due 01/28/50[4]	EUR	220,000	163,434
			431,629
South Africa—0.9%
Republic of South Africa Government Bonds
8.000%, due 01/31/30	ZAR	18,220,000	1,060,314
Republic of South Africa Government International Bonds
5.750%, due 09/30/49		490,000	413,315
			1,473,629
South Korea—1.4%
Korea Treasury Bonds
3.500%, due 06/10/34	KRW	3,193,870,000	2,309,782

Spain—2.0%
Spain Government Bonds
3.200%, due 10/31/35[4]	EUR	885,000	1,025,014
4.000%, due 10/31/54[4]	EUR	1,960,000	2,270,526
			3,295,540
Supranationals—0.9%
Africa Finance Corp.
5.550%, due 10/08/29[4]		200,000	203,832
Banque Ouest Africaine de Developpement
2.750%, due 01/22/33[2]	EUR	227,000	225,098
4.700%, due 10/22/31[4]		250,000	232,500
European Union
3.000%, due 03/04/53[4]	EUR	866,628	852,248
			1,513,678

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(concluded)
Suriname—0.1%
Suriname Government International Bonds
8.500%, due 11/06/35[2,8]		200,000	$206,000

United Kingdom—1.1%
U.K. Gilts
4.375%, due 07/31/54[4]	GBP	1,650,000	1,907,992
Total non-U.S. government agency obligations (cost—$56,766,948)			56,020,498

U.S. government agency obligations—15.6%
United States—15.6%
Federal Home Loan Mortgage Corp.
4.500%, due 09/01/52		579,499	567,640
5.500%, due 05/01/53		676,914	685,946
5.500%, due 07/01/53		835,898	846,826
5.500%, due 11/01/54		2,441,842	2,468,623
6.000%, due 07/01/53		961,911	993,009
6.000%, due 08/01/53		1,040,065	1,065,319
6.000%, due 08/01/53		649,565	670,565
6.000%, due 01/01/54		653,690	674,031
6.000%, due 06/01/55		2,028,262	2,075,072
6.500%, due 05/01/54		782,595	819,545
Federal National Mortgage Association
2.500%, due 02/01/52		660,527	563,479
2.500%, due 05/01/52		703,777	606,680
3.000%, due 11/01/51		1,711,721	1,541,875
3.000%, due 01/01/52		1,394,929	1,256,338
3.000%, due 03/01/52		665,322	596,339
3.500%, due 05/01/58		1,093,442	1,015,055
5.000%, due 08/01/53		1,670,438	1,668,695

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
U.S. government agency obligations—(concluded)
United States—(continued)
5.500%, due 11/01/53	648,224	$656,831
5.500%, due 11/01/55	3,030,000	3,062,352
6.000%, due 09/01/52	162,188	166,818
6.000%, due 10/01/54	2,242,705	2,323,398
Government National Mortgage Association,
3.000%, due 10/20/51	1,900,784	1,712,070
Total U.S. government agency obligations (cost—$25,585,003)		26,036,506

U.S. Treasury obligations—8.3%
United States—8.3%
U.S. Treasury Bonds,
4.750%, due 05/15/55	30,800	31,204
U.S. Treasury Inflation-Indexed Notes
1.625%, due 10/15/29	4,581,409	4,656,958
1.875%, due 07/15/35	3,833,706	3,865,194
U.S. Treasury Notes
3.750%, due 06/30/27	2,775,000	2,780,203

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
U.S. Treasury obligations—(concluded)
United States—(concluded)
3.875%, due 06/30/30	2,470,000	$2,488,815
Total U.S. Treasury obligations (cost—$13,812,175)		13,822,374

	Number of
	shares
Short-term investments—0.9%
Investment companies—0.9%
State Street Institutional U.S. Government Money Market Fund, 4.014%[9]
(cost $1,436,128)	1,436,128	1,436,128

Investment of cash collateral from securities loaned—1.6%
Money market funds—1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.027%[9]
(cost $2,670,553)	2,670,553	2,670,553
Total investments
(cost $165,127,923)[10]—99.7%		166,419,180
Other assets in excess of liabilities—0.3%		569,532
Net assets—100.0%		$166,988,712

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Interest rate futures buy contracts:
59	EUR	3 Month Euro Euribor Futures	December 2026	$16,676,751	$16,668,357	$(8,394)
23	AUD	Australian Bond 10 Year Futures	December 2025	1,708,600	1,709,743	1,143
25	EUR	EURO Schatz 2 Year Futures	December 2025	3,084,183	3,085,644	1,461
29	EUR	French Government Bond Futures	December 2025	4,069,535	4,097,129	27,594
64	EUR	Italian Government Bond Futures	December 2025	8,809,266	8,957,843	148,577
72	GBP	United Kingdom Long Gilt Bond Futures	December 2025	8,585,970	8,855,176	269,206
U.S. Treasury futures buy contracts:
6	JPY	Japan Government Bond 10 Year Futures	December 2025	$5,290,788	$5,296,477	$5,689
69	USD	U.S. Long Bond Futures	December 2025	7,868,273	8,094,562	226,289
163	USD	U.S. Treasury Note 5 Year Futures	December 2025	17,829,465	17,801,383	(28,082)

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
3	USD	Ultra U.S. Treasury Bond Futures	December 2025	$365,817	$363,844	$(1,973)
Total				$74,288,648	$74,930,158	$641,510
Interest rate futures sell contracts:
59	EUR	3 Month Euro Euribor Futures	December 2028	$(16,580,776)	$(16,599,501)	$(18,725)
27	CAD	Canadian Bond 10 Year Futures	December 2025	(2,308,493)	(2,363,210)	(54,717)
86	EUR	EURO Bobl 5 Year Future	December 2025	(11,669,727)	(11,722,866)	(53,139)
63	EUR	Euro Bund 10 Year Futures	December 2025	(9,361,341)	(9,395,907)	(34,566)
U.S. Treasury futures sell contracts:
27	USD	U.S. Treasury Note 10 Year Futures	December 2025	$(3,066,691)	$(3,042,141)	$24,550
2	USD	U.S. Treasury Note 2 Year Futures	December 2025	(417,372)	(416,484)	888
107	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2025	(12,284,431)	(12,356,828)	(72,397)
Total				$(55,688,831)	$(55,896,937)	$(208,106)
Net unrealized appreciation (depreciation)						$433,404

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	AUD	28,033	USD	18,257	11/25/25	$(89)
BB	CAD	6,488	USD	4,637	11/25/25	5
BB	CAD	193,919	USD	138,189	11/25/25	(229)
BB	EUR	151,995	USD	175,636	11/25/25	232
BB	USD	36,994	AUD	56,906	11/25/25	249
BB	USD	18,124	AUD	27,646	11/25/25	(31)
BB	USD	63,344	EUR	54,260	11/25/25	(728)
BB	USD	18,872	GBP	14,173	11/25/25	(252)
BNP	AUD	958,786	USD	628,262	11/25/25	772
BNP	AUD	28,726	USD	18,711	11/25/25	(89)
BNP	CAD	825,921	EUR	507,810	11/25/25	(3,513)
BNP	CAD	828,170	USD	589,957	11/25/25	(1,182)
BNP	CHF	46,122	USD	57,645	11/25/25	192
BNP	EUR	181,282	CZK	4,414,498	11/25/25	1
BNP	HUF	192,828,097	USD	566,269	11/25/25	(6,071)
BNP	NZD	1,013,698	USD	588,977	11/25/25	8,385
BNP	SGD	2,558,214	USD	1,972,590	11/25/25	3,946
BNP	USD	18,113	AUD	27,901	11/25/25	147
BNP	USD	19,048	AUD	29,095	11/25/25	(6)
BNP	USD	585,735	CHF	469,554	11/25/25	(823)
BNP	USD	434,503	CNH	3,097,594	11/25/25	983
BNP	USD	5,497,540	EUR	4,746,173	11/25/25	(20,386)
BNP	USD	92,711	GBP	69,515	11/25/25	(1,385)
BNP	USD	11,638,460	JPY	1,761,282,554	11/25/25	(186,503)
BNP	USD	4,231,758	NZD	7,423,462	11/25/25	19,999
BNP	USD	897,476	PLN	3,314,583	11/25/25	(87)
BNP	USD	1,904,799	SEK	18,094,365	11/25/25	2,223
BOA	ZAR	3,713,383	EUR	181,043	11/25/25	(4,946)
BOA	ZAR	3,627,034	USD	210,252	11/25/25	1,354

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	AUD	26,838	USD	17,713	11/25/25	$148
CITI	AUD	48,298	USD	31,381	11/25/25	(229)
CITI	CAD	821,991	EUR	505,750	11/25/25	(3,085)
CITI	CAD	1,539	USD	1,102	11/25/25	3
CITI	CHF	109,997	CAD	193,619	11/25/25	1,182
CITI	CHF	471,553	USD	590,764	11/25/25	3,361
CITI	EUR	179,751	HUF	70,814,515	11/25/25	2,752
CITI	EUR	1,623,040	USD	1,884,275	11/25/25	11,264
CITI	JPY	113,783,256	USD	753,167	11/25/25	13,342
CITI	NZD	1,009,828	AUD	891,112	11/25/25	4,824
CITI	SGD	273,720	USD	210,984	11/25/25	346
CITI	THB	6,826,814	USD	210,605	11/25/25	(873)
CITI	USD	588,163	CAD	824,377	11/25/25	268
CITI	USD	25,325	EUR	21,726	11/25/25	(253)
CITI	USD	71,214	GBP	53,317	11/25/25	(1,168)
CITI	USD	593,535	NZD	1,025,295	11/25/25	(6,301)
GSI	CAD	1,544	USD	1,102	11/25/25	(1)
GSI	CHF	471,337	AUD	898,872	11/25/25	1,145
GSI	CHF	359,672	CAD	634,244	11/25/25	4,681
GSI	EUR	1,445,687	USD	1,682,526	11/25/25	14,183
GSI	GBP	131,070	USD	174,995	11/25/25	2,801
GSI	JPY	153,884,173	USD	1,015,373	11/25/25	14,809
GSI	MXN	3,892,745	EUR	180,625	11/25/25	(626)
GSI	NZD	1,026,691	EUR	507,819	11/25/25	(2,003)
GSI	RON	249,617	USD	56,553	11/25/25	32
GSI	SGD	273,582	USD	210,990	11/25/25	458
GSI	USD	582,370	AUD	901,459	11/25/25	7,601
GSI	USD	603,097	AUD	920,335	11/25/25	(772)
GSI	USD	28,664	CAD	39,944	11/25/25	(152)
GSI	USD	3,926,844	CNH	27,990,597	11/25/25	8,313
GSI	USD	587,994	GBP	438,269	11/25/25	(12,213)
GSI	USD	351,319	ILS	1,165,259	11/25/25	6,265
GSI	USD	2,645,466	MXN	49,419,271	11/25/25	8,723
GSI	USD	154,632	NOK	1,572,230	11/25/25	584
GSI	USD	1,433,084	ZAR	25,079,095	11/25/25	11,341
GSI	USD	211,347	ZAR	3,638,384	11/25/25	(1,795)
HSBC	AUD	129,066	USD	84,702	11/25/25	235
HSBC	AUD	1,364,278	USD	881,406	11/25/25	(11,463)
HSBC	CAD	1,645	USD	1,181	11/25/25	7
HSBC	CAD	3,507,707	USD	2,498,756	11/25/25	(5,006)
HSBC	EUR	138,121	USD	159,970	11/25/25	576
HSBC	GBP	406,174	USD	539,811	11/25/25	6,197
HSBC	JPY	122,293,870	USD	795,197	11/25/25	36
HSBC	USD	76,110	AUD	117,123	11/25/25	542
HSBC	USD	17,158	AUD	26,074	11/25/25	(94)
HSBC	USD	21,235	CAD	29,621	11/25/25	(92)
HSBC	USD	410,650	DKK	2,646,152	11/25/25	(1,648)
HSBC	USD	319,191	EUR	274,247	11/25/25	(2,704)
HSBC	USD	74,909	GBP	56,017	11/25/25	(1,316)

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	USD	1,329,432	THB	43,467,125	11/25/25	$17,068
MSCI	AUD	21,329	USD	14,075	11/25/25	116
MSCI	AUD	950,166	USD	616,198	11/25/25	(5,650)
MSCI	CAD	820,029	JPY	89,232,633	11/25/25	(5,132)
MSCI	EUR	508,824	GBP	443,710	11/25/25	(4,262)
MSCI	EUR	507,171	NZD	1,031,546	11/25/25	5,531
MSCI	EUR	506,655	SEK	5,597,636	11/25/25	5,266
MSCI	EUR	1,460,189	USD	1,696,883	11/25/25	11,805
MSCI	GBP	9,528	USD	12,810	11/25/25	292
MSCI	JPY	129,654,184	USD	843,948	11/25/25	929
MSCI	USD	1,808,580	AUD	2,781,609	11/25/25	11,881
MSCI	USD	35,630	AUD	54,115	11/25/25	(215)
MSCI	USD	338,976	CZK	7,133,912	11/25/25	(900)
MSCI	USD	18,416	EUR	15,893	11/25/25	(75)
MSCI	USD	2,237,632	GBP	1,703,339	11/25/25	148
MSCI	USD	107,562	GBP	80,314	11/25/25	(2,050)
MSCI	USD	1,302,896	JPY	198,446,631	11/25/25	(12,585)
MSCI	USD	318,875	TRY	13,812,635	11/25/25	4,179
MSCI	USD	343,064	TRY	16,142,005	12/22/25	26,012
SCB	USD	105,490	ZAR	1,827,941	11/25/25	(210)
TD	CAD	826,875	USD	590,760	11/25/25	546
Net unrealized appreciation (depreciation)						$(60,913)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$4,871,143	$—	$4,871,143
Corporate bonds	—	57,282,516	—	57,282,516
Mortgage-backed securities	—	4,279,462	—	4,279,462
Non-U.S. government agency obligations	—	56,020,498	—	56,020,498
U.S. government agency obligations	—	26,036,506	—	26,036,506
U.S. Treasury obligations	—	13,822,374	—	13,822,374
Short-term investments	1,436,128	—	—	1,436,128
Investment of cash collateral from securities loaned	2,670,553	—	—	2,670,553
Futures contracts	705,397	—	—	705,397
Forward foreign currency contracts	—	248,280	—	248,280
Total	$4,812,078	$162,560,779	$—	$167,372,857

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2025 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Liabilities
Futures contracts	$(271,993)	$—	$—	$(271,993)
Forward foreign currency contracts	—	(309,193)	—	(309,193)
Total	$(271,993)	$(309,193)	$—	$(581,186)

At October 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $22,294,486, represented 13.4% of the Portfolio's net assets at period end.
3	Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
4	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
5	Perpetual investment. Date shown reflects the next call date.
6	Security, or portion thereof, was on loan at the period end.
7	Payment–in–kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
8	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
9	Rate shown reflects yield at October 31, 2025.
10	Includes $3,094,710 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,670,553 and non-cash collateral of $494,939.

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—93.6%
Advertising—0.7%
Clear Channel Outdoor Holdings, Inc.
7.500%, due 06/01/29[2]		125,000	$122,656
7.750%, due 04/15/28[2]		200,000	198,486
7.875%, due 04/01/30[2]		100,000	104,837
Lamar Media Corp.
5.375%, due 11/01/33[2]		50,000	49,500
Neptune Bidco U.S., Inc.
9.290%, due 04/15/29[2]		200,000	197,500
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, due 01/15/29[2]		125,000	120,713
4.625%, due 03/15/30[2]		175,000	169,049
5.000%, due 08/15/27[2]		175,000	174,296
			1,137,037
Aerospace & defense—1.4%
ATI, Inc.
4.875%, due 10/01/29		75,000	74,611
5.125%, due 10/01/31		125,000	123,933
7.250%, due 08/15/30		50,000	52,504
Boeing Co.
6.528%, due 05/01/34		75,000	82,985
Bombardier, Inc.
6.000%, due 02/15/28[2]		175,000	175,417
7.250%, due 07/01/31[2]		50,000	53,071
7.875%, due 04/15/27[2]		20,000	20,067
Czechoslovak Group AS
5.250%, due 01/10/31[3]	EUR	250,000	299,689
Evander Gold Mines Ltd.
10.000%, due 04/19/26[4,5,6]		114,266	0

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Aerospace & defense—(continued)
Goat Holdco LLC
6.750%, due 02/01/32[2]		50,000	$51,058
Spirit AeroSystems, Inc.
4.600%, due 06/15/28		125,000	125,917
9.750%, due 11/15/30[2]		150,000	164,800
TransDigm, Inc.
6.250%, due 01/31/34[2]		50,000	51,675
6.375%, due 03/01/29[2]		50,000	51,359
6.375%, due 05/31/33[2]		475,000	484,183
6.625%, due 03/01/32[2]		75,000	77,556
6.750%, due 08/15/28[2]		250,000	254,932
6.750%, due 01/31/34[2]		75,000	77,721
7.125%, due 12/01/31[2]		100,000	104,327
			2,325,805
Agriculture—0.2%
Darling Ingredients, Inc.
5.250%, due 04/15/27[2]		25,000	24,945
6.000%, due 06/15/30[2]		100,000	101,070
MHP Lux SA
6.250%, due 09/19/29[3]		200,000	160,500
			286,515
Airlines—1.2%
Air France-KLM
(fixed, converts to FRN on 08/21/30),
5.750%, due 05/21/30[3,6,7]	EUR	100,000	118,209
Allegiant Travel Co.
7.250%, due 08/15/27[2]		39,000	39,438
American Airlines, Inc.
7.250%, due 02/15/28[2]		100,000	102,320
8.500%, due 05/15/29[2]		150,000	156,492

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Airlines—(continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[2]		33,333	$33,418
5.750%, due 04/20/29[2]		300,000	302,684
Grupo Aeromexico SAB de CV
8.250%, due 11/15/29[3]		300,000	302,250
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, due 09/20/31[2]		250,000	245,724
Latam Airlines Group SA
7.875%, due 04/15/30[2]		75,000	77,419
OneSky Flight LLC
8.875%, due 12/15/29[2]		75,000	79,588
Transportes Aereos Portugueses SA
5.125%, due 11/15/29[2]	EUR	100,000	119,562
United Airlines, Inc.
4.625%, due 04/15/29[2]		150,000	148,563
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375%, due 02/01/30[2]		125,000	120,725
7.875%, due 05/01/27[2]		200,000	202,954
9.500%, due 06/01/28[2]		50,000	52,000
			2,101,346
Apparel—0.6%
Beach Acquisition Bidco LLC
10.000% Cash or 10.750% PIK,
10.000%, due 07/15/33[2,8]		200,000	214,733
Crocs, Inc.
4.125%, due 08/15/31[2]		125,000	114,769
4.250%, due 03/15/29[2]		25,000	24,069

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Apparel—(continued)
CT Investment GmbH
6.375%, due 04/15/30[2]	EUR	200,000	$239,540
Samsonite Finco SARL
4.375%, due 02/15/33[2,9]		125,000	143,995
VF Corp.
0.625%, due 02/25/32		100,000	87,624
4.250%, due 03/07/29		100,000	114,684
6.000%, due 10/15/33		50,000	48,175
			987,589
Auto manufacturers—0.5%
Allison Transmission, Inc.
3.750%, due 01/30/31[2]		50,000	46,164
4.750%, due 10/01/27[2]		75,000	74,599
JB Poindexter & Co., Inc.
8.750%, due 12/15/31[2]		125,000	130,808
Nissan Motor Acceptance Co. LLC
5.625%, due 09/29/28[2]		75,000	74,944
6.125%, due 09/30/30[2]		100,000	99,136
Nissan Motor Co. Ltd.
5.250%, due 07/17/29[2]	EUR	100,000	118,248
6.375%, due 07/17/33[2]		100,000	119,462
6.375%, due 07/17/33[3]		100,000	119,462
			782,823
Auto parts & equipment—1.8%
Adient Global Holdings Ltd.
7.500%, due 02/15/33[2]		50,000	51,685
American Axle & Manufacturing, Inc.
5.000%, due 10/01/29		125,000	118,791
6.375%, due 10/15/32[2]		50,000	50,149
7.750%, due 10/15/33[2]		100,000	100,141

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Auto parts & equipment—(continued)
Clarios Global LP/Clarios U.S. Finance Co.
4.750%, due 06/15/31[2]	EUR	100,000	$117,570
6.750%, due 02/15/30[2]		50,000	51,834
Dana, Inc.
4.250%, due 09/01/30		50,000	49,312
4.500%, due 02/15/32		75,000	73,405
Dornoch Debt Merger Sub, Inc.
6.625%, due 10/15/29[2]		175,000	149,080
Forvia SE
5.375%, due 03/15/31[2]	EUR	200,000	236,592
Goodyear Tire & Rubber Co.
5.250%, due 07/15/31		250,000	227,891
5.625%, due 04/30/33		50,000	45,075
Grupo Antolin Irausa SA
10.375%, due 01/30/30[2]	EUR	125,000	96,527
IHO Verwaltungs GmbH
8.750% Cash or 9.500% PIK,
8.750%, due 05/15/28[2,8]		125,000	151,277
Opmobility
4.296%, due 02/05/31[3]		100,000	116,749
Phinia, Inc.
6.625%, due 10/15/32[2]		50,000	51,432
Qnity Electronics, Inc.
5.750%, due 08/15/32[2]		75,000	76,322
6.250%, due 08/15/33[2]		50,000	51,348
Tenneco, Inc.
8.000%, due 11/17/28[2]		175,000	174,522
Valeo SE
5.125%, due 05/20/31[3]	EUR	200,000	238,310

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Auto parts & equipment—(continued)
ZF Europe Finance BV
2.500%, due 10/23/27[3]		200,000	$221,563
3.000%, due 10/23/29[3]		200,000	208,398
6.125%, due 03/13/29[3]		200,000	233,160
ZF Finance GmbH
2.750%, due 05/25/27[3]		100,000	112,532
ZF North America Capital, Inc.
7.500%, due 03/24/31[2]		150,000	144,239
			3,147,904
Banks—1.2%
Banco BPM SpA
(fixed, converts to FRN on 01/19/27),
3.375%, due 01/19/32[3,6]	EUR	200,000	232,006
Barclays PLC
(fixed, converts to FRN on 03/15/28),
8.875%, due 09/15/27[3,6,7]	GBP	300,000	415,289
Freedom Mortgage Corp.
6.625%, due 01/15/27[2]		250,000	250,561
12.250%, due 10/01/30[2]		25,000	27,829
Goldman Sachs Group, Inc.
Series R,
(fixed, converts to FRN on 02/10/30),
7.560%, due 02/10/26[6,7]		75,000	75,245
Intesa Sanpaolo SpA
2.925%, due 10/14/30[3]	EUR	250,000	286,389
TC Ziraat Bankasi AS
(fixed, converts to FRN on 05/05/31),
8.375%, due 11/05/30[2,6,7]		300,000	300,225

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
Turkiye Garanti Bankasi AS
(fixed, converts to FRN on 04/15/31),
7.625%, due 04/15/36[2,6]		250,000	$250,592
Turkiye Vakiflar Bankasi TAO
7.250%, due 07/31/30[2]		200,000	204,938
Walker & Dunlop, Inc.
6.625%, due 04/01/33[2]		50,000	51,168
			2,094,242
Beverages—0.4%
Primo Water Holdings, Inc.
3.875%, due 10/31/28[3]	EUR	94,000	108,245
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
3.875%, due 10/31/28[2]		231,000	266,006
4.375%, due 04/30/29[2]		150,000	145,873
6.250%, due 04/01/29[2]		100,000	100,062
			620,186
Building Materials—2.2%
Builders FirstSource, Inc.
4.250%, due 02/01/32[2]		300,000	283,843
5.000%, due 03/01/30[2]		100,000	98,994
6.375%, due 06/15/32[2]		225,000	233,180
6.375%, due 03/01/34[2]		325,000	336,578
6.750%, due 05/15/35[2]		125,000	131,244
Camelot Return Merger Sub, Inc.
8.750%, due 08/01/28[2]		50,000	46,221
Cornerstone Building Brands, Inc.
9.500%, due 08/15/29[2]		75,000	69,204

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Building Materials—(continued)
CP Atlas Buyer, Inc.
9.750%, due 07/15/30[2]		125,000	$130,397
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.375%, due 12/15/30[2]	EUR	125,000	150,553
6.625%, due 12/15/30[2]		100,000	102,803
Griffon Corp.
5.750%, due 03/01/28		250,000	249,977
JELD-WEN, Inc.
7.000%, due 09/01/32[2]		25,000	20,625
JH North America Holdings, Inc.
5.875%, due 01/31/31[2]		75,000	76,389
6.125%, due 07/31/32[2]		50,000	51,280
Knife River Corp.
7.750%, due 05/01/31[2]		50,000	52,378
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750%, due 04/01/32[2]		75,000	76,984
MIWD Holdco II LLC/MIWD Finance Corp.
5.500%, due 02/01/30[2]		75,000	72,772
New Enterprise Stone & Lime Co., Inc.
5.250%, due 07/15/28[2]		75,000	74,671
9.750%, due 07/15/28[2]		100,000	100,024
Quikrete Holdings, Inc.
6.375%, due 03/01/32[2]		200,000	207,442
6.750%, due 03/01/33[2]		75,000	78,042
Sisecam U.K. PLC
8.625%, due 05/02/32[2]		200,000	206,188

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Building Materials—(continued)
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[2]	225,000	$224,272
8.875%, due 11/15/31[2]	25,000	26,325
Standard Building Solutions, Inc.
6.250%, due 08/01/33[2]	75,000	76,481
6.500%, due 08/15/32[2]	125,000	128,500
Standard Industries, Inc.
4.375%, due 07/15/30[2]	175,000	168,780
West China Cement Ltd.
4.950%, due 07/08/26[3]	200,000	196,518
Wilsonart LLC
11.000%, due 08/15/32[2]	75,000	70,835
		3,741,500
Chemicals—3.1%
ASP Unifrax Holdings, Inc.
7.10% Cash, or 5.85% Cash and 1.25% PIK,
7.100%, due 09/30/29[2,8]	19,996	7,356
Avient Corp.
6.250%, due 11/01/31[2]	50,000	51,048
7.125%, due 08/01/30[2]	75,000	77,191
Braskem Netherlands Finance BV
5.875%, due 01/31/50[3]	300,000	115,500
Celanese U.S. Holdings LLC
6.830%, due 07/15/29	50,000	51,067
6.879%, due 07/15/32	225,000	226,078
7.050%, due 11/15/30	25,000	25,441
7.200%, due 11/15/33	250,000	256,336

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Chemicals—(continued)
Chemours Co.
4.625%, due 11/15/29[2]		50,000	$43,875
5.375%, due 05/15/27		75,000	74,705
5.750%, due 11/15/28[2]		175,000	167,691
8.000%, due 01/15/33[2]		100,000	96,654
Consolidated Energy Finance SA
5.000%, due 10/15/28[2]	EUR	225,000	195,145
FMC Corp.
(fixed, converts to FRN on 11/01/30),
8.450%, due 11/01/55[6]		25,000	24,262
GC Treasury Center Co. Ltd.
(fixed, converts to FRN on 12/10/30),
6.500%, due 09/10/30[2,6,7]		250,000	253,516
Herens Midco SARL
5.250%, due 05/15/29[3]	EUR	100,000	59,599
INEOS Finance PLC
7.250%, due 03/31/31[2]		200,000	212,493
INEOS Quattro Finance 2 PLC
6.750%, due 04/15/30[3]		125,000	125,607
INEOS Styrolution Ludwigshafen GmbH
2.250%, due 01/16/27[3]		100,000	111,393
Innophos Holdings, Inc.
11.500%, due 06/15/29[2]		228,125	216,719
Mativ Holdings, Inc.
8.000%, due 10/01/29[2]		50,000	48,452
Methanex Corp.
5.125%, due 10/15/27		75,000	75,179

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Chemicals—(continued)
NOVA Chemicals Corp.
4.250%, due 05/15/29[2]		50,000	$48,660
5.250%, due 06/01/27[2]		75,000	75,170
8.500%, due 11/15/28[2]		125,000	131,043
9.000%, due 02/15/30[2]		150,000	160,406
OCP SA
6.875%, due 04/25/44[3]		300,000	314,913
Olin Corp.
5.625%, due 08/01/29		125,000	125,337
6.625%, due 04/01/33[2]		25,000	24,757
Olympus Water U.S. Holding Corp.
5.375%, due 10/01/29[3]	EUR	225,000	244,703
6.250%, due 10/01/29[2]		200,000	194,948
Sasol Financing USA LLC
4.375%, due 09/18/26		200,000	198,622
8.750%, due 05/03/29[2]		200,000	203,100
8.750%, due 05/03/29[3]		200,000	203,100
SCIH Salt Holdings, Inc.
4.875%, due 05/01/28[2]		25,000	24,727
6.625%, due 05/01/29[2]		150,000	148,678
SCIL IV LLC/SCIL USA Holdings LLC
9.500%, due 07/15/28[2]	EUR	150,000	180,962
SNF Group SACA
4.500%, due 03/15/32[2]		100,000	119,102
Solstice Advanced Materials, Inc.
5.625%, due 09/30/33[2]		25,000	25,020
Synthomer PLC
7.375%, due 05/02/29[3]	EUR	100,000	100,316

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Chemicals—(continued)
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
5.125% Cash and 2.500% PIK,
7.625%, due 05/03/29[2,8]	206,946	$68,292
Tronox, Inc.
4.625%, due 03/15/29[2]	100,000	61,478
WR Grace Holdings LLC
4.875%, due 06/15/27[2]	17,000	16,846
5.625%, due 08/15/29[2]	150,000	137,256
7.375%, due 03/01/31[2]	25,000	25,048
		5,347,791
Coal—0.0%†
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
0.000%, due 03/15/24[4,5]	550,000	5,500
Murray Energy Corp.
9.000% Cash and 3.000% PIK,
12.000%, due 04/15/24[2,4,5,8,10]	1,268,693	0
		5,500
Commercial services—4.6%
ADT Security Corp.
4.125%, due 08/01/29[2]	25,000	24,210
4.875%, due 07/15/32[2]	150,000	145,257
5.875%, due 10/15/33[2]	100,000	101,445
Adtalem Global Education, Inc.
5.500%, due 03/01/28[2]	81,000	81,068
Allied Universal Holdco LLC
7.875%, due 02/15/31[2]	25,000	26,030

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, due 06/01/29[2]		200,000	$195,523
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.625%, due 06/01/28[2]	EUR	100,000	113,795
4.625%, due 06/01/28[2]		200,000	195,886
Alta Equipment Group, Inc.
9.000%, due 06/01/29[2]		75,000	67,959
AMN Healthcare, Inc.
4.000%, due 04/15/29[2]		125,000	118,458
6.500%, due 01/15/31[2]		25,000	25,060
APCOA Group GmbH
6.000%, due 04/15/31[2]	EUR	200,000	235,355
APi Group DE, Inc.
4.125%, due 07/15/29[2]		175,000	168,911
Arena Luxembourg Finance SARL
3 mo. EURIBOR + 2.500%,
4.517%, due 05/01/30[2,6]	EUR	100,000	116,183
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.375%, due 03/01/29[2]		150,000	144,465
5.750%, due 07/15/27[2]		22,000	21,923
8.375%, due 06/15/32[2]		100,000	102,440
BCP V Modular Services Finance PLC
6.750%, due 11/30/29[3]	EUR	250,000	173,579

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
Belron U.K. Finance PLC
4.625%, due 10/15/29[2]		200,000	$237,459
Block, Inc.
5.625%, due 08/15/30[2]		75,000	76,133
6.000%, due 08/15/33[2]		175,000	178,937
6.500%, due 05/15/32		75,000	77,817
Boels Topholding BV
5.750%, due 05/15/30[2]	EUR	100,000	119,183
5.750%, due 05/15/30[3]		100,000	119,183
Boost Newco Borrower LLC
7.500%, due 01/15/31[2]		200,000	212,474
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV
8.500%, due 01/15/31[3]	GBP	125,000	174,758
Brink's Co.
6.500%, due 06/15/29[2]		75,000	77,310
6.750%, due 06/15/32[2]		100,000	103,844
Carriage Services, Inc.
4.250%, due 05/15/29[2]		75,000	70,935
Champions Financing, Inc.
8.750%, due 02/15/29[2]		25,000	24,234
EC Finance PLC
3.250%, due 10/15/26[3]	EUR	125,000	138,564
EquipmentShare.com, Inc.
8.000%, due 03/15/33[2]		125,000	122,539
8.625%, due 05/15/32[2]		100,000	100,918

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
GEO Group, Inc.
8.625%, due 04/15/29		75,000	$79,149
10.250%, due 04/15/31		175,000	191,643
Herc Holdings, Inc.
6.625%, due 06/15/29[2]		50,000	51,633
Hertz Corp.
0.000%, due 01/15/28[2,11]		50,000	7,500
4.625%, due 12/01/26[2]		75,000	72,824
5.000%, due 12/01/29[2]		25,000	16,982
12.625%, due 07/15/29[2]		25,000	24,747
ION Platform Finance SARL
7.875%, due 05/01/29[2]	EUR	125,000	147,572
La Financiere Atalian SAS
3.500% Cash and 5.000% PIK,
8.500%, due 06/30/28[8]		129,361	49,205
Loxam SAS
4.250%, due 02/15/30[3]		150,000	173,740
4.250%, due 02/15/31[2]		100,000	114,902
6.375%, due 05/31/29[2]		90,000	107,333
Mavis Tire Express Services Topco Corp.
6.500%, due 05/15/29[2]		200,000	197,842
Mundys SpA
4.500%, due 01/24/30[3]	EUR	200,000	241,369
NESCO Holdings II, Inc.
5.500%, due 04/15/29[2]		125,000	122,205

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.000%, due 06/15/29[2]		100,000	$94,093
Q-Park Holding I BV
4.250%, due 09/01/30[2]	EUR	100,000	117,428
5.125%, due 02/15/30[2]		100,000	119,140
5.125%, due 02/15/30[3]		125,000	148,925
Rekeep SpA
9.000%, due 09/15/29[2]		100,000	109,084
RR Donnelley & Sons Co.
9.500%, due 08/01/29[2]		75,000	76,899
10.875%, due 08/01/29[2]		75,000	75,392
RRD Intermediate Holdings, Inc.
11.000% Cash or 12.000% PIK,
11.000%, due 12/01/30[2,8]		79,600	77,809
Service Corp. International
4.000%, due 05/15/31		225,000	213,112
5.750%, due 10/15/32		100,000	101,455
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.500%, due 05/15/33[2]	EUR	100,000	119,200
5.500%, due 05/15/33[3]		100,000	119,200
6.750%, due 08/15/32[2]		25,000	25,821
Techem Verwaltungsgesellschaft 675 GmbH
4.625%, due 07/15/32[2]	EUR	150,000	173,829

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
United Rentals North America, Inc.
3.750%, due 01/15/32		75,000	$69,775
3.875%, due 02/15/31		125,000	118,672
4.000%, due 07/15/30		225,000	216,082
5.500%, due 05/15/27		25,000	25,022
6.125%, due 03/15/34[2]		25,000	26,087
Verisure Midholding AB
5.250%, due 02/15/29[3]	EUR	100,000	115,934
Vortex Opco LLC
8.000%, due 04/30/30[2]		78,375	7,642
WEX, Inc.
6.500%, due 03/15/33[2]		75,000	76,700
Williams Scotsman, Inc.
4.625%, due 08/15/28[2]		75,000	74,017
6.625%, due 06/15/29[2]		50,000	51,479
6.625%, due 04/15/30[2]		25,000	25,853
			7,869,131
Computers—1.0%
Almaviva-The Italian Innovation Co. SpA
5.000%, due 10/30/30[2]	EUR	100,000	116,860
5.000%, due 10/30/30[3]		100,000	116,860
Amentum Holdings, Inc.
7.250%, due 08/01/32[2]		75,000	78,053
ASGN, Inc.
4.625%, due 05/15/28[2]		125,000	122,766

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Computers—(continued)
Atos SE
Next Step to 9.360% on 12/18/25 and Multiple Steps Up Thereafter (9.730% - 10.530%),
9.000%, due 12/18/29[3]	EUR	200,000	$263,508
Diebold Nixdorf, Inc.
7.750%, due 03/31/30[2]		50,000	52,948
Hewlett Packard Enterprise Co.
5.600%, due 10/15/54		25,000	23,630
Insight Enterprises, Inc.
6.625%, due 05/15/32[2]		25,000	25,587
NCR Atleos Corp.
9.500%, due 04/01/29[2]		200,000	215,985
NCR Voyix Corp.
5.000%, due 10/01/28[2]		125,000	123,787
5.125%, due 04/15/29[2]		88,000	87,087
OVH Groupe SA
4.750%, due 02/05/31[2]	EUR	150,000	174,696
Seagate Data Storage Technology Pte. Ltd.
4.125%, due 01/15/31[2]		80,000	75,346
5.875%, due 07/15/30[2]		50,000	51,228
9.625%, due 12/01/32[2]		224,000	255,335
			1,783,676
Cosmetics/Personal Care—0.4%
Opal Bidco SAS
5.500%, due 03/31/32[3]	EUR	100,000	119,610

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Cosmetics/Personal Care—(continued)
P&L Development LLC/PLD Finance Corp.
9.000% Cash and 3.500% PIK,
12.000%, due 05/15/29[2,8]		100,877	$103,719
Perrigo Finance Unlimited Co.
5.375%, due 09/30/32	EUR	175,000	209,651
6.125%, due 09/30/32		50,000	50,422
Prestige Brands, Inc.
3.750%, due 04/01/31[2]		25,000	23,193
5.125%, due 01/15/28[2]		100,000	99,686
			606,281
Distribution & wholesale—0.2%
Azelis Finance NV
5.750%, due 03/15/28[3]	EUR	100,000	118,287
Dealer Tire LLC/DT Issuer LLC
8.000%, due 02/01/28[2]		75,000	72,784
Li & Fung Ltd.
5.250%, due 05/03/26[3,7]		200,000	119,002
RB Global Holdings, Inc.
7.750%, due 03/15/31[2]		25,000	26,091
			336,164
Diversified financial services—5.1%
4finance SA
10.750%, due 10/26/26	EUR	200,000	232,469
Aareal Bank AG
(fixed, converts to FRN on 12/12/29),
5.625%, due 12/12/34[3,6]		100,000	120,477
AG Issuer LLC
6.250%, due 03/01/28[2]		100,000	100,073

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Ally Financial, Inc.
Series B,
(fixed, converts to FRN on 05/15/26),
4.700%, due 05/15/26[6,7]		100,000	$97,917
6.700%, due 02/14/33		75,000	78,193
Avation Group S Pte. Ltd.
8.500%, due 05/15/31[2,9]		200,000	195,250
Azorra Finance Ltd.
7.250%, due 01/15/31[2]		75,000	78,447
7.750%, due 04/15/30[2]		88,000	92,620
Bracken MidCo1 PLC
6.750% Cash or 7.500% PIK,
6.750%, due 11/01/27[3,8]	GBP	100,000	129,701
Bread Financial Holdings, Inc.
(fixed, converts to FRN on 06/15/30),
8.375%, due 06/15/35[2,6]		100,000	102,319
9.750%, due 03/15/29[2]		25,000	26,685
Coinbase Global, Inc.
3.375%, due 10/01/28[2]		400,000	380,469
3.625%, due 10/01/31[2]		375,000	335,164
Credito Real SAB de CV SOFOM ER
0.000%, due 02/01/27[12]	EUR	275,000	34,598
CrossCountry Intermediate HoldCo LLC
6.500%, due 10/01/30[2]		50,000	50,461
doValue SpA
5.375%, due 11/15/31[2,9]	EUR	100,000	115,001

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Freedom Mortgage Holdings LLC
7.875%, due 04/01/33[2]		50,000	$51,360
9.250%, due 02/01/29[2]		50,000	52,500
GGAM Finance Ltd.
5.875%, due 03/15/30[2]		75,000	76,144
6.875%, due 04/15/29[2]		25,000	25,936
goeasy Ltd.
6.875%, due 05/15/30[2]		25,000	24,570
6.875%, due 02/15/31[2]		50,000	48,862
7.625%, due 07/01/29[2]		75,000	75,543
9.250%, due 12/01/28[2]		50,000	51,833
Hightower Holding LLC
9.125%, due 01/31/30[2]		50,000	53,593
International Personal Finance PLC
10.750%, due 12/14/29[3]	EUR	100,000	124,837
Intrum Investments & Financing AB
7.750%, due 09/11/27		49,249	52,703
Series 1,
7.750%, due 09/11/28[3]		61,561	62,017
8.000%, due 09/11/27[3]		48,009	55,798
8.500%, due 09/11/29		61,561	61,223
8.500%, due 09/11/30[3]		73,873	72,558
Iqera Group SAS
3 mo. EURIBOR + 4.500%,
6.536%, due 04/30/30[2,8]		54,123	36,495
Jane Street Group/JSG Finance, Inc.
4.500%, due 11/15/29[2]		75,000	72,882
6.125%, due 11/01/32[2]		100,000	101,758
6.750%, due 05/01/33[2]		125,000	130,396

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Jefferson Capital Holdings LLC
6.000%, due 08/15/26[2]		100,000	$99,545
8.250%, due 05/15/30[2]		150,000	155,513
9.500%, due 02/15/29[2]		100,000	105,378
Jerrold Finco PLC
7.500%, due 06/15/31[2]	GBP	100,000	133,307
7.875%, due 04/15/30[2]		100,000	134,651
Kane Bidco Ltd.
7.750%, due 07/15/31[3]		100,000	133,292
LFS Topco LLC
8.750%, due 07/15/30[2]		175,000	171,304
Midcap Financial Issuer Trust
6.500%, due 05/01/28[2]		200,000	196,448
Muangthai Capital PCL
7.550%, due 07/21/30[2]		250,000	259,075
Muthoot Finance Ltd.
6.375%, due 03/02/30[2]		300,000	304,238
Navient Corp.
4.875%, due 03/15/28		25,000	24,451
5.500%, due 03/15/29		75,000	73,652
Series A,
5.625%, due 08/01/33		100,000	90,533
6.750%, due 06/15/26		100,000	101,078
11.500%, due 03/15/31		50,000	55,942

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
OneMain Finance Corp.
3.875%, due 09/15/28	25,000	$24,123
4.000%, due 09/15/30	75,000	69,749
5.375%, due 11/15/29	25,000	24,802
6.125%, due 05/15/30	100,000	101,176
6.500%, due 03/15/33	25,000	24,950
6.625%, due 01/15/28	75,000	76,905
6.750%, due 03/15/32	350,000	355,187
7.125%, due 11/15/31	50,000	51,811
7.125%, due 09/15/32	50,000	51,606
7.500%, due 05/15/31	100,000	104,453
7.875%, due 03/15/30	250,000	263,485
PennyMac Financial Services, Inc.
4.250%, due 02/15/29[2]	175,000	169,916
5.750%, due 09/15/31[2]	75,000	74,820
6.750%, due 02/15/34[2]	100,000	102,499
6.875%, due 05/15/32[2]	50,000	52,154
6.875%, due 02/15/33[2]	125,000	129,305
7.875%, due 12/15/29[2]	100,000	106,265
PHH Escrow Issuer LLC/PHH Corp.
9.875%, due 11/01/29[2]	75,000	75,288
PRA Group, Inc.
8.375%, due 02/01/28[2]	100,000	101,513
8.875%, due 01/31/30[2]	75,000	76,103
Rfna LP
7.875%, due 02/15/30[2]	200,000	199,153

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Rocket Cos., Inc.
6.375%, due 08/01/33[2]		275,000	$286,476
6.500%, due 08/01/29[2]		50,000	51,862
7.125%, due 02/01/32[2]		100,000	104,991
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.875%, due 03/01/31[2]		25,000	23,501
4.000%, due 10/15/33[2]		250,000	230,222
Synchrony Financial
7.250%, due 02/02/33		75,000	79,503
Titanium 2l Bondco SARL
6.250%, due 01/14/31[8]	EUR	490,800	138,072
TrueNoord Capital DAC
8.750%, due 03/01/30[2]		75,000	79,014
X3G Mergeco SpA
7.000%, due 05/15/30[2]	EUR	100,000	110,023
			8,778,186
Electric—4.9%
AES Andes SA
(fixed, converts to FRN on 06/10/30),
8.150%, due 06/10/55[3,6]		300,000	314,775
AES Corp.
(fixed, converts to FRN on 07/15/30),
6.950%, due 07/15/55[6]		25,000	24,187
(fixed, converts to FRN on 01/15/30),
7.600%, due 01/15/55[6]		100,000	102,076
AES Espana BV
5.700%, due 05/04/28[2]		400,000	389,292

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Alpha Generation LLC
6.250%, due 01/15/34[2]		75,000	$75,872
6.750%, due 10/15/32[2]		100,000	102,759
American Electric Power Co., Inc.
(fixed, converts to FRN on 12/15/34),
6.950%, due 12/15/54[6]		50,000	54,694
(fixed, converts to FRN on 12/15/29),
7.050%, due 12/15/54[6]		75,000	78,744
Aydem Yenilenebilir Enerji AS
9.875%, due 09/30/30[2]		200,000	196,600
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy
7.875%, due 02/15/39[3]		248,727	268,563
Calpine Corp.
5.000%, due 02/01/31[2]		150,000	150,254
5.125%, due 03/15/28[2]		325,000	324,964
Centrais Eletricas Brasileiras SA
6.500%, due 01/11/35[2]		200,000	206,850
Continuum Energy Aura Pte. Ltd.
9.500%, due 02/24/27[3]		400,000	411,252
ContourGlobal Power Holdings SA
3.125%, due 01/01/28[2]	EUR	100,000	114,669
3.125%, due 01/01/28[3]		100,000	114,669
5.000%, due 02/28/30[2]		100,000	118,312
Eastern European Electric Co. BV
6.500%, due 05/15/30[3]		100,000	120,164

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Edison International
(fixed, converts to FRN on 06/15/29),
7.875%, due 06/15/54[6]		25,000	$25,730
(fixed, converts to FRN on 06/15/28),
8.125%, due 06/15/53[6]		50,000	51,603
Energia Group Roi Financeco DAC
6.875%, due 07/31/28[2]	EUR	250,000	298,190
Energo - Pro as
8.000%, due 05/27/30[2]		100,000	122,181
Energuate Trust 2 0
6.350%, due 09/15/35[2]		300,000	299,700
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU
8.499%, due 06/30/32[2]		300,000	313,719
Hawaiian Electric Co., Inc.
6.000%, due 10/01/33[2]		25,000	25,275
Instituto Costarricense de Electricidad
6.375%, due 05/15/43[3]		200,000	197,312
Investment Energy Resources Ltd.
6.250%, due 04/26/29[2]		200,000	198,650
Lightning Power LLC
7.250%, due 08/15/32[2]		150,000	158,889

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
NRG Energy, Inc.
3.625%, due 02/15/31[2]		50,000	$46,674
5.250%, due 06/15/29[2]		150,000	150,650
5.750%, due 01/15/28		25,000	25,089
5.750%, due 07/15/29[2]		200,000	200,757
5.750%, due 01/15/34[2]		200,000	201,410
6.000%, due 02/01/33[2]		150,000	153,012
6.000%, due 01/15/36[2]		275,000	279,734
6.250%, due 11/01/34[2]		75,000	77,221
(fixed, converts to FRN on 03/15/28),
10.250%, due 03/15/28[2,6,7]		125,000	137,187
PG&E Corp.
5.000%, due 07/01/28		150,000	148,954
(fixed, converts to FRN on 03/15/30),
7.375%, due 03/15/55[6]		175,000	179,992
Pike Corp.
8.625%, due 01/31/31[2]		25,000	26,675
Public Power Corp. SA
4.625%, due 10/31/31[3]	EUR	100,000	118,447
RRI Energy, Inc.
0.000%, due 06/15/17[4,5,10]		75,000	0
Saavi Energia SARL
8.875%, due 02/10/35[2]		200,000	214,000
Talen Energy Supply LLC
6.250%, due 02/01/34[2]		150,000	153,817
6.500%, due 02/01/36[2]		100,000	103,570
8.625%, due 06/01/30[2]		125,000	132,642
TransAlta Corp.
7.750%, due 11/15/29		50,000	52,066

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Vistra Corp.
(fixed, converts to FRN on 12/15/26),
7.000%, due 12/15/26[2,6,7]		225,000	$227,230
(fixed, converts to FRN on 10/15/26),
8.000%, due 10/15/26[2,6,7]		150,000	153,681
Vistra Operations Co. LLC
5.000%, due 07/31/27[2]		100,000	100,054
5.625%, due 02/15/27[2]		150,000	150,049
6.875%, due 04/15/32[2]		150,000	157,551
7.750%, due 10/15/31[2]		175,000	185,716
VoltaGrid LLC
7.375%, due 11/01/30[2,9]		100,000	101,705
XPLR Infrastructure Operating Partners LP
8.625%, due 03/15/33[2]		25,000	26,230
			8,364,058
Electrical components & equipment—0.2%
Belden, Inc.
3.375%, due 07/15/31[3]	EUR	300,000	337,729
Senvion Holding GmbH
3.875%, due 10/25/22[3,10]		400,000	1,153
			338,882
Electronics—0.5%
Coherent Corp.
5.000%, due 12/15/29[2]		225,000	222,593
Imola Merger Corp.
4.750%, due 05/15/29[2]		375,000	369,639
Sensata Technologies BV
4.000%, due 04/15/29[2]		200,000	194,908

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Electronics—(continued)
Sensata Technologies, Inc.
3.750%, due 02/15/31[2]		75,000	$69,711
TTM Technologies, Inc.
4.000%, due 03/01/29[2]		75,000	72,430
			929,281
Energy-Alternate Sources—0.3%
Greenko Wind Projects Mauritius Ltd.
7.250%, due 09/27/28[2]		400,000	405,760
TerraForm Power Operating LLC
4.750%, due 01/15/30[2]		50,000	47,965
5.000%, due 01/31/28[2]		25,000	24,908
			478,633
Engineering & construction—0.9%
AECOM
6.000%, due 08/01/33[2]		25,000	25,657
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C
7.875%, due 02/03/30[2]		300,000	306,330
Brundage-Bone Concrete Pumping Holdings, Inc.
7.500%, due 02/01/32[2]		100,000	100,895
Heathrow Finance PLC
6.625%, due 03/01/31[3]	GBP	100,000	132,123
IHS Netherlands Holdco BV
8.000%, due 09/18/27[3]		206,243	206,500
Montego Bay Airport Revenue Finance Ltd.
6.600%, due 06/15/35[2]		250,000	248,000

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Engineering & construction—(continued)
OHL Operaciones SA
5.100% Cash or 1.500% PIK,
9.750%, due 12/31/29[3,8]	EUR	81,270	$88,392
5.100% Cash or 4.650% PIK,
9.750%, due 12/31/29[2,8]		77,206	83,972
Sarens Finance Co. NV
5.750%, due 02/21/27[3]		53,380	61,220
TopBuild Corp.
4.125%, due 02/15/32[2]		75,000	70,637
Uniti Group, Inc.
7.500%, due 12/01/27		25,000	26,891
Weekley Homes LLC/Weekley Finance Corp.
4.875%, due 09/15/28[2]		125,000	122,082
			1,472,699
Entertainment—2.2%
888 Acquisitions Ltd.
8.000%, due 09/30/31[2]	EUR	100,000	107,856
Affinity Interactive
6.875%, due 12/15/27[2]		150,000	74,642
Allwyn Entertainment Financing U.K. PLC
7.250%, due 04/30/30[2]	EUR	112,500	136,481
AMC Entertainment Holdings, Inc.
7.500%, due 02/15/29[2]		175,000	148,770
Boyne USA, Inc.
4.750%, due 05/15/29[2]		50,000	49,031

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
Caesars Entertainment, Inc.
4.625%, due 10/15/29[2]		100,000	$94,079
6.000%, due 10/15/32[2]		50,000	47,699
6.500%, due 02/15/32[2]		25,000	25,208
Churchill Downs, Inc.
4.750%, due 01/15/28[2]		25,000	24,775
5.500%, due 04/01/27[2]		75,000	74,973
5.750%, due 04/01/30[2]		125,000	125,384
Cinemark USA, Inc.
5.250%, due 07/15/28[2]		50,000	49,769
7.000%, due 08/01/32[2]		50,000	51,816
Great Canadian Gaming Corp./Raptor LLC
8.750%, due 11/15/29[2]		50,000	48,885
Jacobs Entertainment, Inc.
6.750%, due 02/15/29[2]		225,000	217,969
Light & Wonder International, Inc.
6.250%, due 10/01/33[2]		50,000	49,779
7.250%, due 11/15/29[2]		25,000	25,648
Live Nation Entertainment, Inc.
3.750%, due 01/15/28[2]		125,000	121,968
4.750%, due 10/15/27[2]		150,000	149,518
Lottomatica Group SpA
3 mo. EURIBOR + 3.250%,
5.297%, due 06/01/31[2,6]	EUR	100,000	115,786
5.375%, due 06/01/30[2]		100,000	119,425

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Entertainment—(continued)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[2]	125,000	$121,335
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.250%, due 04/15/30[2]	25,000	25,953
Muvico LLC
9.000% Cash or 6.000% PIK,
15.000%, due 02/19/29[2,8]	100,000	108,230
Penn Entertainment, Inc.
4.125%, due 07/01/29[2]	200,000	186,254
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, due 09/01/29[2]	125,000	75,625
5.875%, due 09/01/31[2]	125,000	69,375
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.625%, due 04/16/29[3]	200,000	180,138
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 03/01/30[2]	50,000	45,672
SeaWorld Parks & Entertainment, Inc.
5.250%, due 08/15/29[2]	150,000	147,122

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.250%, due 07/15/29		25,000	$24,028
6.500%, due 10/01/28		100,000	100,180
Warnermedia Holdings, Inc.
4.054%, due 03/15/29		100,000	97,104
4.693%, due 05/17/33	EUR	100,000	111,512
5.050%, due 03/15/42		350,000	280,956
5.141%, due 03/15/52		60,000	45,600
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, due 10/01/29[2]		125,000	124,965
6.250%, due 03/15/33[2]		75,000	76,202
7.125%, due 02/15/31[2]		75,000	80,540
			3,760,252
Environmental control—0.7%
Clean Harbors, Inc.
5.750%, due 10/15/33[2]		50,000	51,100
6.375%, due 02/01/31[2]		50,000	51,226
GFL Environmental, Inc.
6.750%, due 01/15/31[2]		50,000	52,306
Luna 2 5SARL
5.500%, due 07/01/32[2]	EUR	100,000	116,700
5.500%, due 07/01/32[3]		100,000	116,701
Madison IAQ LLC
5.875%, due 06/30/29[2]		25,000	24,498
Paprec Holding SA
4.125%, due 07/15/30[2]	EUR	300,000	351,721
Reworld Holding Corp.
5.000%, due 09/01/30		100,000	94,237

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Environmental control—(continued)
Seche Environnement SACA
4.500%, due 03/25/30[3]	EUR	200,000	$235,757
Waste Pro USA, Inc.
7.000%, due 02/01/33[2]		75,000	77,957
			1,172,203
Food—2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500%, due 03/15/29[2]		25,000	23,826
4.625%, due 01/15/27[2]		175,000	174,635
4.875%, due 02/15/30[2]		175,000	172,823
5.875%, due 02/15/28[2]		50,000	50,062
6.500%, due 02/15/28[2]		125,000	127,291
B&G Foods, Inc.
8.000%, due 09/15/28[2]		75,000	70,512
BRF SA
5.750%, due 09/21/50[2]		300,000	254,625
C&S Group Enterprises LLC
5.000%, due 12/15/28[2]		50,000	45,597
Chobani Holdco II LLC
8.750% Cash or 9.500% PIK,
8.750%, due 10/01/29[2,8]		54,571	57,807
Chobani LLC/Chobani Finance Corp., Inc.
7.625%, due 07/01/29[2]		50,000	52,000
Darling Global Finance BV
4.500%, due 07/15/32[2]	EUR	225,000	264,479
Fiesta Purchaser, Inc.
9.625%, due 09/15/32[2]		75,000	80,705

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Food—(continued)
Ingles Markets, Inc.
4.000%, due 06/15/31[2]		175,000	$163,720
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.000%, due 02/15/29[2]		175,000	183,227
Kroger Co.
5.000%, due 09/15/34		100,000	100,819
5.500%, due 09/15/54		100,000	97,234
5.650%, due 09/15/64		75,000	73,089
Lamb Weston Holdings, Inc.
4.125%, due 01/31/30[2]		75,000	72,438
4.375%, due 01/31/32[2]		125,000	119,165
Minerva Luxembourg SA
8.875%, due 09/13/33[3]		300,000	328,200
Performance Food Group, Inc.
4.250%, due 08/01/29[2]		125,000	121,906
5.500%, due 10/15/27[2]		50,000	50,011
6.125%, due 09/15/32[2]		50,000	51,335
Post Holdings, Inc.
4.500%, due 09/15/31[2]		25,000	23,477
4.625%, due 04/15/30[2]		225,000	218,147
Quatrim SAS
8.500%, due 01/15/27[3,8]	EUR	90,903	101,923
Rallye SA
Series COFP,
5.250%, due 02/28/32[3]		800,000	464

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Food—(continued)
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, due 03/01/29[2]		175,000	$167,677
U.S. Foods, Inc.
5.750%, due 04/15/33[2]		25,000	25,329
6.875%, due 09/15/28[2]		50,000	51,566
7.250%, due 01/15/32[2]		50,000	52,458
Ulker Biskuvi Sanayi AS
7.875%, due 07/08/31[2]		200,000	206,000
United Natural Foods, Inc.
6.750%, due 10/15/28[2]		25,000	25,008
Viking Baked Goods Acquisition Corp.
8.625%, due 11/01/31[2]		75,000	75,252
			3,682,807
Food service—0.2%
Elior Group SA
5.625%, due 03/15/30[3]	EUR	150,000	178,562
TKC Holdings, Inc.
10.500%, due 05/15/29[2]		100,000	102,838
			281,400
Forest products & paper—0.1%
Appcion
0.000%, due 06/01/25[2,4,5,10,11]		650,000	6,500
Domtar Corp.
6.750%, due 10/01/28[2]		83,000	63,012
Magnera Corp.
4.750%, due 11/15/29[2]		25,000	20,818
7.250%, due 11/15/31[2]		25,000	21,586

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Forest products & paper—(continued)
Mercer International, Inc.
5.125%, due 02/01/29		50,000	$32,330
12.875%, due 10/01/28[2]		25,000	20,756
			165,002
Gas—0.2%
AltaGas Ltd.
(fixed, converts to FRN on 10/15/34),
7.200%, due 10/15/54[2,6]		25,000	25,628
AmeriGas Partners LP/AmeriGas Finance Corp.
5.750%, due 05/20/27		150,000	150,553
EP Infrastructure AS
2.045%, due 10/09/28[3]	EUR	150,000	167,659
			343,840
Healthcare-products—0.7%
Avantor Funding, Inc.
3.875%, due 07/15/28[3]		100,000	115,059
3.875%, due 11/01/29[2]		100,000	94,976
4.625%, due 07/15/28[2]		225,000	221,385
Bausch & Lomb Corp.
8.375%, due 10/01/28[2]		175,000	182,875
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc.
3 mo. EURIBOR + 3.875%,
5.872%, due 01/15/31[2,6]	EUR	225,000	262,504
Insulet Corp.
6.500%, due 04/01/33[2]		50,000	52,092
Medline Borrower LP
5.250%, due 10/01/29[2]		250,000	249,049
			1,177,940

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Healthcare-services—2.4%
Acadia Healthcare Co., Inc.
5.500%, due 07/01/28[2]		125,000	$124,183
AHP Health Partners, Inc.
5.750%, due 07/15/29[2]		100,000	99,480
Charles River Laboratories International, Inc.
4.000%, due 03/15/31[2]		132,000	124,443
CHS/Community Health Systems, Inc.
4.750%, due 02/15/31[2]		125,000	111,588
5.250%, due 05/15/30[2]		75,000	70,303
6.000%, due 01/15/29[2]		75,000	74,250
6.125%, due 04/01/30[2]		75,000	63,016
6.875%, due 04/15/29[2]		150,000	135,995
9.750%, due 01/15/34[2]		100,000	105,879
10.875%, due 01/15/32[2]		175,000	188,655
Concentra Health Services, Inc.
6.875%, due 07/15/32[2]		100,000	104,304
DaVita, Inc.
4.625%, due 06/01/30[2]		150,000	144,848
6.875%, due 09/01/32[2]		100,000	103,593
Encompass Health Corp.
4.750%, due 02/01/30		125,000	123,683
Global Medical Response, Inc.
7.375%, due 10/01/32[2]		25,000	26,159
Gruppo San Donato SPA
6.500%, due 10/31/31[2]	EUR	100,000	118,435

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Healthcare-services—(continued)
IQVIA, Inc.
6.250%, due 06/01/32[2]		75,000	$78,170
LifePoint Health, Inc.
5.375%, due 01/15/29[2]		75,000	72,574
8.375%, due 02/15/32[2]		75,000	80,984
10.000%, due 06/01/32[2]		50,000	53,182
11.000%, due 10/15/30[2]		75,000	82,695
Mehilainen Yhtiot OYJ
5.125%, due 06/30/32[2]	EUR	100,000	117,155
5.125%, due 06/30/32[3]		100,000	117,155
ModivCare, Inc.
5.000%, due 10/01/29[2,10]		50,000	250
Molina Healthcare, Inc.
3.875%, due 11/15/30[2]		75,000	69,182
4.375%, due 06/15/28[2]		75,000	73,051
6.250%, due 01/15/33[2]		50,000	50,327
MPH Acquisition Holdings LLC
5.750%, due 12/31/30[2]		107,848	97,926
6.500% Cash and 5.000% PIK,
11.500%, due 12/31/30[2,8]		57,733	62,280
Radiology Partners, Inc.
8.500%, due 07/15/32[2]		25,000	25,999
Select Medical Corp.
6.250%, due 12/01/32[2]		75,000	76,080
Sotera Health Holdings LLC
7.375%, due 06/01/31[2]		100,000	105,090
Surgery Center Holdings, Inc.
7.250%, due 04/15/32[2]		75,000	77,168

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Healthcare-services—(continued)
Team Health Holdings, Inc.
8.375%, due 06/30/28[2]	25,000	$25,267
Tenet Healthcare Corp.
4.250%, due 06/01/29	50,000	48,884
4.375%, due 01/15/30	75,000	73,198
5.125%, due 11/01/27	175,000	174,805
6.125%, due 10/01/28	450,000	450,580
6.125%, due 06/15/30	275,000	280,099
6.750%, due 05/15/31	25,000	25,937
U.S. Acute Care Solutions LLC
9.750%, due 05/15/29[2]	75,000	76,373
		4,113,225
Home builders—1.5%
Adams Homes, Inc.
9.250%, due 10/15/28[2]	300,000	311,521
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, due 08/01/29[2]	75,000	70,901
4.625%, due 04/01/30[2]	150,000	141,202
6.875%, due 08/01/33[2]	25,000	25,022
Beazer Homes USA, Inc.
5.875%, due 10/15/27	50,000	49,925
7.250%, due 10/15/29	100,000	101,407
7.500%, due 03/15/31[2]	75,000	75,910
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, due 02/15/30[2]	25,000	23,097
5.000%, due 06/15/29[2]	125,000	119,898

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Home builders—(continued)
Century Communities, Inc.
3.875%, due 08/15/29[2]		75,000	$70,327
6.625%, due 09/15/33[2]		25,000	24,926
Dream Finders Homes, Inc.
6.875%, due 09/15/30[2]		25,000	24,883
8.250%, due 08/15/28[2]		100,000	103,153
Empire Communities Corp.
9.750%, due 05/01/29[2]		75,000	76,689
Forestar Group, Inc.
5.000%, due 03/01/28[2]		125,000	124,719
Installed Building Products, Inc.
5.750%, due 02/01/28[2]		150,000	149,930
K Hovnanian Enterprises, Inc.
8.000%, due 04/01/31[2]		25,000	25,543
8.375%, due 10/01/33[2]		25,000	25,593
KB Home
4.000%, due 06/15/31		125,000	118,015
7.250%, due 07/15/30		75,000	77,277
LGI Homes, Inc.
4.000%, due 07/15/29[2]		25,000	22,453
7.000%, due 11/15/32[2]		50,000	47,982
8.750%, due 12/15/28[2]		100,000	103,999
Maison Finco PLC
6.000%, due 10/31/27[3]	GBP	100,000	129,948
Mattamy Group Corp.
4.625%, due 03/01/30[2]		125,000	120,937
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28		50,000	49,511
4.750%, due 04/01/29		125,000	122,335

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Home builders—(continued)
STL Holding Co. LLC
8.750%, due 02/15/29[2]	75,000	$78,640
Thor Industries, Inc.
4.000%, due 10/15/29[2]	25,000	23,789
Winnebago Industries, Inc.
6.250%, due 07/15/28[2]	59,000	58,885
		2,498,417
Home furnishings—0.5%
Arcelik AS
8.500%, due 09/25/28[3]	200,000	209,556
FXI Holdings, Inc.
12.250%, due 11/15/26[2]	234,000	205,272
12.250%, due 11/15/26[2]	94,000	81,089
Somnigroup International, Inc.
4.000%, due 04/15/29[2]	125,000	120,382
Whirlpool Corp.
4.500%, due 06/01/46	50,000	37,881
4.600%, due 05/15/50	25,000	18,621
5.150%, due 03/01/43	75,000	62,783
5.500%, due 03/01/33	50,000	46,982
6.125%, due 06/15/30	25,000	24,754
6.500%, due 06/15/33	50,000	48,782
		856,102
Household products/wares—0.1%
Central Garden & Pet Co.
4.125%, due 04/30/31[2]	100,000	93,638

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Housewares—0.2%
Newell Brands, Inc.
6.375%, due 09/15/27	75,000	$74,801
6.625%, due 09/15/29	50,000	48,898
7.375%, due 04/01/36	125,000	117,815
7.500%, due 04/01/46	50,000	41,259
Scotts Miracle-Gro Co.
4.000%, due 04/01/31	125,000	115,719
		398,492
Insurance—0.6%
Acrisure LLC/Acrisure Finance, Inc.
4.250%, due 02/15/29[2]	25,000	24,000
6.000%, due 08/01/29[2]	275,000	272,254
8.250%, due 02/01/29[2]	100,000	104,184
8.500%, due 06/15/29[2]	25,000	26,244
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.375%, due 10/01/32[2]	50,000	51,590
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.
7.500%, due 07/15/33[2]	25,000	25,758
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875%, due 11/01/29[2]	100,000	103,000

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Insurance—(continued)
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.125%, due 05/15/31[2]		125,000	$128,270
HUB International Ltd.
5.625%, due 12/01/29[2]		25,000	24,925
7.250%, due 06/15/30[2]		50,000	52,200
Nassau Cos., of New York
7.875%, due 07/15/30[2]		75,000	76,490
Ryan Specialty LLC
5.875%, due 08/01/32[2]		75,000	76,251
			965,166
Internet—0.8%
Cogent Communications Group LLC/Cogent Finance, Inc.
7.000%, due 06/15/27[2]		50,000	49,887
7.000%, due 06/15/27[2]		50,000	49,840
eDreams ODIGEO SA
4.875%, due 12/30/30[2]	EUR	100,000	117,637
Engineering - Ingegneria Informatica - SpA
8.625%, due 02/15/30[3]		200,000	246,610
Gen Digital, Inc.
6.750%, due 09/30/27[2]		50,000	50,775
7.125%, due 09/30/30[2]		150,000	154,805
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.250%, due 12/01/27[2]		175,000	174,801
iliad SA
4.250%, due 12/15/29[3]	EUR	100,000	118,323
5.375%, due 05/02/31[3]		100,000	123,168

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Internet—(continued)
Millennium Escrow Corp.
6.625%, due 08/01/26[2]	75,000	$72,369
Snap, Inc.
6.875%, due 03/01/33[2]	225,000	230,095
		1,388,310
Investment companies—0.4%
Compass Group Diversified Holdings LLC
5.000%, due 01/15/32[2]	76,312	67,138
5.250%, due 04/15/29[2]	25,437	23,041
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, due 02/01/29	50,000	43,004
5.250%, due 05/15/27	200,000	196,540
6.250%, due 05/15/26	70,000	69,960
9.000%, due 06/15/30	75,000	72,188
9.750%, due 01/15/29	125,000	125,444
10.000%, due 11/15/29[2]	125,000	125,458
		722,773
Iron & steel—1.2%
Algoma Steel, Inc.
9.125%, due 04/15/29[2]	50,000	41,003
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.750%, due 07/15/26[2]	125,000	112,435
Big River Steel LLC/BRS Finance Corp.
6.625%, due 01/31/29[2]	140,000	140,235
Carpenter Technology Corp.
6.375%, due 07/15/28	200,000	200,878

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Iron & steel—(continued)
Champion Iron Canada, Inc.
7.875%, due 07/15/32[2]	50,000	$52,421
Cleveland-Cliffs, Inc.
4.875%, due 03/01/31[2]	50,000	47,268
6.750%, due 04/15/30[2]	25,000	25,554
7.000%, due 03/15/32[2]	150,000	153,374
7.375%, due 05/01/33[2]	175,000	181,052
7.500%, due 09/15/31[2]	25,000	26,171
Commercial Metals Co.
4.125%, due 01/15/30	50,000	48,179
4.375%, due 03/15/32	50,000	47,258
Infrabuild Australia Pty. Ltd.
14.500%, due 11/15/28[2]	50,000	53,556
Mineral Resources Ltd.
7.000%, due 04/01/31[2]	50,000	51,763
8.000%, due 11/01/27[2]	100,000	102,132
Samarco Mineracao SA
9.500% Cash or 9.000% PIK,
9.500%, due 06/30/31[3,8]	738,475	735,947
		2,019,226

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Leisure time—1.8%
Carnival Corp.
5.125%, due 05/01/29[2]		50,000	$50,618
5.750%, due 01/15/30[2]	EUR	175,000	218,135
5.750%, due 08/01/32[2]		200,000	205,457
5.875%, due 06/15/31[2]		100,000	103,130
6.000%, due 05/01/29[2]		275,000	279,125
6.125%, due 02/15/33[2]		75,000	77,338
6.650%, due 01/15/28		100,000	103,499
Deuce Finco PLC
5.500%, due 06/15/27[3]	GBP	225,000	294,761
Life Time, Inc.
6.000%, due 11/15/31[2]		150,000	152,107
Lindblad Expeditions LLC
7.000%, due 09/15/30[2]		25,000	25,462
MajorDrive Holdings IV LLC
6.375%, due 06/01/29[2]		150,000	117,173
NCL Corp. Ltd.
6.750%, due 02/01/32[2]		100,000	102,756
7.750%, due 02/15/29[2]		100,000	106,959
NCL Finance Ltd.
6.125%, due 03/15/28[2]		100,000	102,114
Pinnacle Bidco PLC
8.250%, due 10/11/28[3]	EUR	100,000	120,318
Royal Caribbean Cruises Ltd.
5.375%, due 07/15/27[2]		300,000	302,354
5.625%, due 09/30/31[2]		125,000	127,354
Sabre GLBL, Inc.
11.125%, due 07/15/30[2]		25,000	23,625
TUI AG
5.875%, due 03/15/29[2]	EUR	100,000	119,528

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Leisure time—(continued)
TUI Cruises GmbH
5.000%, due 05/15/30[2]		100,000	$117,847
Viking Cruises Ltd.
7.000%, due 02/15/29[2]		100,000	100,566
Viking Ocean Cruises Ship VII Ltd.
5.625%, due 02/15/29[2]		75,000	74,926
VOC Escrow Ltd.
5.000%, due 02/15/28[2]		150,000	149,584
			3,074,736
Lodging—1.8%
Boyd Gaming Corp.
4.750%, due 12/01/27		25,000	24,868
4.750%, due 06/15/31[2]		250,000	240,723
Essendi SA
5.625%, due 05/15/32[3]	EUR	100,000	119,719
Full House Resorts, Inc.
8.250%, due 02/15/28[2]		100,000	88,786
Hilton Domestic Operating Co., Inc.
4.000%, due 05/01/31[2]		275,000	261,342
4.875%, due 01/15/30		25,000	24,964
5.750%, due 09/15/33[2]		75,000	76,406
5.875%, due 03/15/33[2]		75,000	76,877
6.125%, due 04/01/32[2]		75,000	77,393
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875%, due 07/01/31[2]		175,000	161,795
5.000%, due 06/01/29[2]		200,000	192,043
Marriott Ownership Resorts, Inc.
4.500%, due 06/15/29[2]		50,000	48,183
6.500%, due 10/01/33[2]		75,000	73,951

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Lodging—(continued)
Melco Resorts Finance Ltd.
7.625%, due 04/17/32[2]		200,000	$210,600
MGM Resorts International
6.500%, due 04/15/32		125,000	126,920
Motel One GmbH/Muenchen
7.750%, due 04/02/31[3]	EUR	150,000	185,650
Station Casinos LLC
4.500%, due 02/15/28[2]		25,000	24,609
4.625%, due 12/01/31[2]		75,000	70,449
Studio City Finance Ltd.
5.000%, due 01/15/29[2]		200,000	191,380
Travel & Leisure Co.
4.625%, due 03/01/30[2]		75,000	72,714
6.125%, due 09/01/33[2]		50,000	50,545
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2]		150,000	150,278
Wynn Macau Ltd.
6.750%, due 02/15/34[2]		450,000	453,632
			3,003,827
Machinery-construction & mining—0.1%
Manitowoc Co., Inc.
9.250%, due 10/01/31[2]		50,000	52,548
Terex Corp.
5.000%, due 05/15/29[2]		150,000	147,215
			199,763
Machinery-diversified—0.1%
Galapagos SA
5.375%, due 06/15/21[3,10]	EUR	27,500	158

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Machinery-diversified—(continued)
GrafTech Global Enterprises, Inc.
9.875%, due 12/23/29[2]	75,000	$66,188
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.000%, due 02/15/29[2]	75,000	77,486
		143,832
Media—4.8%
AMC Networks, Inc.
4.250%, due 02/15/29	28,000	24,079
10.250%, due 01/15/29[2]	25,000	26,246
10.500%, due 07/15/32[2]	50,000	52,561
Block Communications, Inc.
4.875%, due 03/01/28[2]	25,000	23,443
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[2]	200,000	181,024
4.250%, due 01/15/34[2]	225,000	188,938
4.500%, due 06/01/33[2]	400,000	346,798
4.750%, due 03/01/30[2]	175,000	166,401
4.750%, due 02/01/32[2]	550,000	497,926
5.125%, due 05/01/27[2]	50,000	49,712
6.375%, due 09/01/29[2]	200,000	201,574
7.375%, due 03/01/31[2]	100,000	101,504
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484%, due 10/23/45	50,000	48,303

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Media—(continued)
CSC Holdings LLC
4.500%, due 11/15/31[2]		400,000	$245,021
5.000%, due 11/15/31[2]		200,000	70,024
11.250%, due 05/15/28[2]		400,000	350,953
11.750%, due 01/31/29[2]		400,000	315,984
Digi Romania SA
4.625%, due 10/29/31[2]	EUR	200,000	229,887
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, due 08/15/27[2]		103,000	103,005
10.000%, due 02/15/31[2]		350,000	348,559
Discovery Communications LLC
3.625%, due 05/15/30		125,000	115,687
3.950%, due 03/20/28		50,000	48,993
4.125%, due 05/15/29		175,000	169,288
5.000%, due 09/20/37		25,000	21,150
6.350%, due 06/01/40		25,000	22,428
DISH DBS Corp.
5.125%, due 06/01/29		125,000	107,910
5.250%, due 12/01/26[2]		75,000	73,794
5.750%, due 12/01/28[2]		250,000	240,217
7.375%, due 07/01/28		175,000	163,523
7.750%, due 07/01/26		75,000	74,232
DISH Network Corp.
11.750%, due 11/15/27[2]		275,000	289,515

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Media—(continued)
Gray Media, Inc.
4.750%, due 10/15/30[2]		150,000	$106,661
5.375%, due 11/15/31[2]		100,000	69,423
7.250%, due 08/15/33[2]		50,000	48,953
9.625%, due 07/15/32[2]		50,000	50,246
iHeartCommunications, Inc.
4.750%, due 01/15/28[2]		100,000	90,760
7.000%, due 01/15/31[2]		40,000	31,753
7.750%, due 08/15/30[2]		133,500	111,567
9.125%, due 05/01/29[2]		103,776	95,484
10.875%, due 05/01/30[2]		135,000	97,320
McGraw-Hill Education, Inc.
8.000%, due 08/01/29[2]		125,000	125,995
Midcontinent Communications
8.000%, due 08/15/32[2]		50,000	50,930
News Corp.
5.125%, due 02/15/32[2]		50,000	49,493
Scripps Escrow II, Inc.
5.375%, due 01/15/31[2]		75,000	51,593
Sinclair Television Group, Inc.
4.375%, due 12/31/32[2]		50,000	36,500
Sirius XM Radio LLC
3.875%, due 09/01/31[2]		350,000	317,552
4.000%, due 07/15/28[2]		50,000	48,596
5.500%, due 07/01/29[2]		150,000	150,210
Sunrise FinCo I BV
4.625%, due 05/15/32[3]	EUR	100,000	116,825
4.875%, due 07/15/31[2]		200,000	190,532

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Media—(continued)
TEGNA, Inc.
4.625%, due 03/15/28		25,000	$24,675
5.000%, due 09/15/29		25,000	24,813
Univision Communications, Inc.
4.500%, due 05/01/29[2]		275,000	258,463
7.375%, due 06/30/30[2]		25,000	25,084
8.000%, due 08/15/28[2]		25,000	25,736
9.375%, due 08/01/32[2]		150,000	158,336
UPCB Finance VII Ltd.
3.625%, due 06/15/29[3]	EUR	125,000	142,825
Versant Media Group, Inc.
7.250%, due 01/30/31[2]		25,000	25,483
Virgin Media Finance PLC
5.000%, due 07/15/30[2]		200,000	178,515
Virgin Media O2 Vendor Financing Notes V DAC
7.875%, due 03/15/32[2]	GBP	100,000	133,521
Virgin Media Secured Finance PLC
4.125%, due 08/15/30[3]		200,000	237,449
VZ Vendor Financing II BV
2.875%, due 01/15/29[3]	EUR	100,000	108,955
Ziggo Bond Co. BV
6.125%, due 11/15/32[3]		100,000	109,351
			8,192,278
Metal fabricate/hardware—0.1%
Roller Bearing Co. of America, Inc.
4.375%, due 10/15/29[2]		75,000	73,496

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Metal fabricate/hardware—(continued)
TMS International Corp.
6.250%, due 04/15/29[2]		50,000	$49,044
			122,540
Mining—2.1%
Aris Mining Corp.
8.000%, due 10/31/29[2]		200,000	207,210
Arsenal AIC Parent LLC
8.000%, due 10/01/30[2]		150,000	159,352
11.500%, due 10/01/31[2]		50,000	55,571
Capstone Copper Corp.
6.750%, due 03/31/33[2]		25,000	25,869
Century Aluminum Co.
6.875%, due 08/01/32[2]		50,000	51,404
Compass Minerals International, Inc.
8.000%, due 07/01/30[2]		50,000	52,036
Constellium SE
3.125%, due 07/15/29[2]	EUR	100,000	113,318
3.125%, due 07/15/29[3]		100,000	113,318
First Quantum Minerals Ltd.
7.250%, due 02/15/34[2]		200,000	207,000
8.000%, due 03/01/33[2]		650,000	689,000
Fortescue Treasury Pty. Ltd.
4.375%, due 04/01/31[2]		84,000	81,301
5.875%, due 04/15/30[2]		75,000	77,381
6.125%, due 04/15/32[2]		150,000	156,522
Hudbay Minerals, Inc.
4.500%, due 04/01/26[2]		75,000	74,805
IAMGOLD Corp.
5.750%, due 10/15/28[2]		50,000	49,860

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Mining—(continued)
Kaiser Aluminum Corp.
4.625%, due 03/01/28[2]		150,000	$149,888
5.875%, due 03/01/34[2,9]		50,000	49,817
Novelis Corp.
3.875%, due 08/15/31[2]		50,000	45,816
4.750%, due 01/30/30[2]		25,000	24,156
6.875%, due 01/30/30[2]		50,000	51,902
Novelis Sheet Ingot GmbH
3.375%, due 04/15/29[3]	EUR	200,000	226,397
Stillwater Mining Co.
4.500%, due 11/16/29[3]		200,000	186,500
Taseko Mines Ltd.
8.250%, due 05/01/30[2]		50,000	52,863
Vedanta Resources Finance II PLC
10.250%, due 06/03/28[2]		450,000	464,589
WE Soda Investments Holding PLC
9.500%, due 10/06/28[3]		300,000	300,249
			3,666,124
Miscellaneous manufacturers—0.3%
Axon Enterprise, Inc.
6.125%, due 03/15/30[2]		75,000	77,028
6.250%, due 03/15/33[2]		150,000	155,041
Entegris, Inc.
5.950%, due 06/15/30[2]		50,000	50,762
Hillenbrand, Inc.
3.750%, due 03/01/31		25,000	25,068
Maxam Prill SARL
6.000%, due 07/15/30[2]	EUR	100,000	117,243
Trinity Industries, Inc.
7.750%, due 07/15/28[2]		100,000	103,649
			528,791

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Office & business equipment—0.1%
Xerox Corp.
13.500%, due 04/15/31[2]	25,000	$24,178
Xerox Holdings Corp.
5.500%, due 08/15/28[2]	50,000	23,750
Zebra Technologies Corp.
6.500%, due 06/01/32[2]	175,000	181,362
		229,290
Oil & gas—9.1%
Aethon United BR LP/Aethon United Finance Corp.
7.500%, due 10/01/29[2]	50,000	51,873
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, due 06/30/29[2]	25,000	24,927
6.625%, due 10/15/32[2]	50,000	50,990
6.625%, due 07/15/33[2]	25,000	25,447
9.000%, due 11/01/27[2]	150,000	176,765
Baytex Energy Corp.
8.500%, due 04/30/30[2]	150,000	153,772
California Resources Corp.
8.250%, due 06/15/29[2]	75,000	78,020
Caturus Energy LLC
8.500%, due 02/15/30[2]	25,000	25,484
Chord Energy Corp.
6.000%, due 10/01/30[2]	25,000	25,060
CITGO Petroleum Corp.
8.375%, due 01/15/29[2]	250,000	259,974

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Civitas Resources, Inc.
5.000%, due 10/15/26[2]	150,000	$149,257
8.625%, due 11/01/30[2]	75,000	77,538
8.750%, due 07/01/31[2]	250,000	257,014
9.625%, due 06/15/33[2]	125,000	134,105
CNX Resources Corp.
6.000%, due 01/15/29[2]	125,000	125,502
7.250%, due 03/01/32[2]	50,000	52,132
7.375%, due 01/15/31[2]	25,000	25,878
Comstock Resources, Inc.
5.875%, due 01/15/30[2]	100,000	95,171
6.750%, due 03/01/29[2]	75,000	74,350
6.750%, due 03/01/29[2]	75,000	74,264
Constellation Oil Services Holding SA
9.375%, due 11/07/29[2]	200,000	206,200
Cosan Overseas Ltd.
8.250%, due 02/05/26[3,7]	300,000	301,500
Crescent Energy Finance LLC
7.375%, due 01/15/33[2]	125,000	118,060
7.625%, due 04/01/32[2]	50,000	48,477
DNO ASA
Series 1235,
Steps to 15.750% on 06/17/85,
10.750%, due 06/17/85[3]	400,000	418,327
Ecopetrol SA
4.625%, due 11/02/31	450,000	402,480
5.875%, due 05/28/45	500,000	382,400
8.375%, due 01/19/36	200,000	206,970
8.625%, due 01/19/29	200,000	215,750

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
Energean PLC
5.625%, due 05/12/31[2,9]	EUR	100,000	$115,602
6.500%, due 04/30/27[3]		250,000	249,687
EQT Corp.
7.500%, due 06/01/27		75,000	76,282
FORESEA Holding SA
7.500%, due 06/15/30[3]		200,000	195,066
Global Marine, Inc.
7.000%, due 06/01/28		152,000	144,704
Gulfport Energy Operating Corp.
6.750%, due 09/01/29[2]		25,000	25,525
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[2]		25,000	24,533
6.000%, due 04/15/30[2]		100,000	97,516
6.000%, due 02/01/31[2]		125,000	118,353
6.250%, due 11/01/28[2]		100,000	100,168
7.250%, due 02/15/35[2]		25,000	24,082
8.375%, due 11/01/33[2]		25,000	25,861
Ithaca Energy North Sea PLC
5.500%, due 10/01/31[2]	EUR	200,000	234,040
Kraken Oil & Gas Partners LLC
7.625%, due 08/15/29[2]		125,000	122,383
Leviathan Bond Ltd.
6.500%, due 06/30/27[3]		200,000	200,938
Long Ridge Energy LLC
8.750%, due 02/15/32[2]		25,000	25,849

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.875%, due 12/01/32[2]	125,000	$126,738
Matador Resources Co.
6.250%, due 04/15/33[2]	175,000	174,741
6.500%, due 04/15/32[2]	75,000	75,691
6.875%, due 04/15/28[2]	75,000	76,429
MC Brazil Downstream Trading SARL
7.250%, due 06/30/31[3]	228,052	187,573
Medco Laurel Tree Pte. Ltd.
6.950%, due 11/12/28[3]	200,000	201,650
MEG Energy Corp.
5.875%, due 02/01/29[2]	25,000	25,019
Moss Creek Resources Holdings, Inc.
8.250%, due 09/01/31[2]	75,000	72,393
Murphy Oil Corp.
6.000%, due 10/01/32	25,000	24,639
Nabors Industries Ltd.
7.500%, due 01/15/28[2]	150,000	150,696
Nabors Industries, Inc.
8.875%, due 08/15/31[2]	25,000	23,757
9.125%, due 01/31/30[2]	75,000	78,812
Noble Finance II LLC
8.000%, due 04/15/30[2]	150,000	155,676
Northern Oil & Gas, Inc.
7.875%, due 10/15/33[2]	100,000	97,400
8.750%, due 06/15/31[2]	250,000	254,797

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
Parkland Corp.
4.500%, due 10/01/29[2,11]		250,000	$241,326
4.625%, due 05/01/30[2,11]		100,000	97,017
5.875%, due 07/15/27[2,11]		75,000	74,897
PBF Holding Co. LLC/PBF Finance Corp.
6.000%, due 02/15/28		250,000	248,186
7.875%, due 09/15/30[2]		25,000	25,113
Permian Resources Operating LLC
5.875%, due 07/01/29[2]		50,000	50,044
6.250%, due 02/01/33[2]		50,000	50,872
8.000%, due 04/15/27[2]		75,000	76,033
Petrobras Global Finance BV
6.850%, due 06/05/15		350,000	337,463
6.900%, due 03/19/49		250,000	248,375
Petroleos Mexicanos
2.750%, due 04/21/27[3]	EUR	117,000	133,343
6.500%, due 06/02/41		1,250,000	1,099,425
6.625%, due 06/15/35		450,000	431,685
6.750%, due 09/21/47		279,000	230,705
6.950%, due 01/28/60		250,000	205,875
7.690%, due 01/23/50		750,000	680,287
10.000%, due 02/07/33		100,000	117,040
Precision Drilling Corp.
6.875%, due 01/15/29[2]		100,000	100,572
Puma International Financing SA
7.750%, due 04/25/29[3]		200,000	206,791

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Range Resources Corp.
8.250%, due 01/15/29	125,000	$127,518
Sanchez Energy Corp.
0.000%, due 06/15/21[10]	475,000	48
0.000%, due 01/15/23[12]	325,000	33
Saturn Oil & Gas, Inc.
9.625%, due 06/15/29[2]	21,000	21,247
SM Energy Co.
6.500%, due 07/15/28	200,000	201,774
6.750%, due 08/01/29[2]	75,000	74,843
Sunoco LP
5.625%, due 03/15/31[2]	50,000	50,032
5.875%, due 03/15/34[2]	75,000	74,988
6.250%, due 07/01/33[2]	100,000	102,112
(fixed, converts to FRN on 09/18/30),
7.875%, due 09/18/30[2,6,7]	300,000	304,650
Sunoco LP/Sunoco Finance Corp.
4.500%, due 04/30/30	25,000	24,217
6.000%, due 04/15/27	150,000	150,229
7.000%, due 09/15/28[2]	75,000	77,348
Talos Production, Inc.
9.000%, due 02/01/29[2]	75,000	77,113
9.375%, due 02/01/31[2]	125,000	127,836
Teine Energy Ltd.
6.875%, due 04/15/29[2]	125,000	124,697
TGNR Intermediate Holdings LLC
5.500%, due 10/15/29[2]	75,000	72,708

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Transocean Aquila Ltd.
8.000%, due 09/30/28[2]	36,154	$37,086
Transocean International Ltd.
6.800%, due 03/15/38	250,000	219,152
7.500%, due 04/15/31	125,000	119,501
7.875%, due 10/15/32[2]	25,000	25,746
8.250%, due 05/15/29[2]	75,000	75,439
8.500%, due 05/15/31[2]	50,000	49,641
8.750%, due 02/15/30[2]	18,750	19,675
Transocean Titan Financing Ltd.
8.375%, due 02/01/28[2]	40,476	41,594
Valaris Ltd.
8.375%, due 04/30/30[2]	150,000	156,436
Vermilion Energy, Inc.
6.875%, due 05/01/30[2]	100,000	95,198
7.250%, due 02/15/33[2]	25,000	23,083
Vital Energy, Inc.
7.875%, due 04/15/32[2]	45,000	42,586
9.750%, due 10/15/30	150,000	154,225
YPF SA
7.000%, due 12/15/47[2]	300,000	258,570
8.750%, due 09/11/31[2]	200,000	205,454
		15,534,115
Oil & gas services—0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[2]	175,000	175,745
6.875%, due 04/01/27[2]	27,000	27,088
Bristow Group, Inc.
6.875%, due 03/01/28[2]	75,000	74,989

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Oil & gas services—(continued)
CHC Group LLC
11.750%, due 09/01/30[2]		75,000	$70,016
Enerflex Ltd.
9.000%, due 10/15/27[2]		90,000	91,847
Helix Energy Solutions Group, Inc.
9.750%, due 03/01/29[2]		75,000	79,282
Kodiak Gas Services LLC
6.500%, due 10/01/33[2]		25,000	25,619
7.250%, due 02/15/29[2]		75,000	77,882
Nine Energy Service, Inc.
13.000%, due 02/01/28		150,000	70,247
SESI LLC
7.875%, due 09/30/30[2]		25,000	24,535
Star Holding LLC
8.750%, due 08/01/31[2]		50,000	48,327
USA Compression Partners LP/USA Compression Finance Corp.
6.250%, due 10/01/33[2]		50,000	50,192
7.125%, due 03/15/29[2]		150,000	154,926
WBI Operating LLC
6.250%, due 10/15/30[2]		25,000	24,976
Weatherford International Ltd.
6.750%, due 10/15/33[2]		25,000	25,549
			1,021,220
Packaging & containers—1.8%
ARD Finance SA
5.000% Cash or 5.750% PIK,
5.000%, due 06/30/27[3,8]	EUR	185,207	2,180
6.500% Cash or 7.250% PIK,
6.500%, due 06/30/27[2,8]		429,525	4,295

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.000%, due 09/01/28[3]	EUR	125,000	$138,281
3.000%, due 09/01/29[3]		100,000	107,613
6.000%, due 06/15/27[2]		200,000	200,516
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, due 08/15/26[3]	EUR	300,000	335,314
4.750%, due 07/15/27[3]	GBP	275,000	106,689
5.250%, due 08/15/27[2]		200,000	50,000
Ball Corp.
3.125%, due 09/15/31		125,000	113,908
4.250%, due 07/01/32	EUR	200,000	237,686
6.875%, due 03/15/28		125,000	127,177
Clydesdale Acquisition Holdings, Inc.
6.625%, due 04/15/29[2]		25,000	25,100
6.750%, due 04/15/32[2]		200,000	200,680
8.750%, due 04/15/30[2]		50,000	50,102
Crown European Holdings SACA
3.750%, due 09/30/31[2]	EUR	100,000	115,555
4.500%, due 01/15/30[2]		100,000	120,212
Mauser Packaging Solutions Holding Co.
9.250%, due 04/15/27[2]		75,000	74,056
OI European Group BV
4.750%, due 02/15/30[2]		225,000	212,093

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(continued)
Owens-Brockway Glass Container, Inc.
6.625%, due 05/13/27[2]		163,000	$163,036
7.250%, due 05/15/31[2]		100,000	98,001
7.375%, due 06/01/32[2]		25,000	24,459
Sealed Air Corp.
4.000%, due 12/01/27[2]		51,000	50,258
5.000%, due 04/15/29[2]		75,000	74,469
6.500%, due 07/15/32[2]		50,000	51,740
Sealed Air Corp./Sealed Air Corp. U.S.
7.250%, due 02/15/31[2]		50,000	52,486
Silgan Holdings, Inc.
4.250%, due 02/15/31[2]	EUR	100,000	116,018
TriMas Corp.
4.125%, due 04/15/29[2]		150,000	145,041
Trivium Packaging Finance BV
6.625%, due 07/15/30[2]	EUR	100,000	120,461
			3,117,426
Pharmaceuticals—2.1%
1261229 BC Ltd.
10.000%, due 04/15/32[2]		200,000	209,062
AbbVie, Inc.
5.600%, due 03/15/55		50,000	51,268
Amneal Pharmaceuticals LLC
6.875%, due 08/01/32[2]		50,000	52,422
Bausch Health Americas, Inc.
8.500%, due 01/31/27[2]		50,000	49,781

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Bausch Health Cos., Inc.
4.875%, due 06/01/28[2]		50,000	$45,500
5.000%, due 01/30/28[2]		50,000	43,781
5.250%, due 01/30/30[2]		50,000	36,007
5.250%, due 02/15/31[2]		50,000	33,690
7.000%, due 01/15/28[2]		175,000	160,888
7.250%, due 05/30/29[2]		150,000	122,625
11.000%, due 09/30/28[2]		100,000	104,824
14.000%, due 10/15/30[2]		25,000	25,355
BellRing Brands, Inc.
7.000%, due 03/15/30[2]		175,000	180,445
Centrient Holding BV
6.750%, due 05/30/30[2]	EUR	100,000	103,975
Cheplapharm Arzneimittel GmbH
7.125%, due 06/15/31[3]		100,000	117,827
CVS Health Corp.
(fixed, converts to FRN on 12/10/34),
6.750%, due 12/10/54[6]		25,000	25,981
(fixed, converts to FRN on 03/10/30),
7.000%, due 03/10/55[6]		125,000	131,335
Dolcetto Holdco SpA
5.625%, due 07/14/32[2]	EUR	200,000	235,774
Endo Finance Holdings, Inc.
8.500%, due 04/15/31[2]		25,000	26,498
Endo Luxembourg Finance Co. I SARL
0.000%, due 04/01/29[2,4,5]		125,000	0
Grifols SA
7.500%, due 05/01/30[3]	EUR	325,000	393,784

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Gruenenthal GmbH
4.625%, due 11/15/31[3]		100,000	$117,344
HLF Financing SARL LLC/Herbalife International, Inc.
4.875%, due 06/01/29[2]		25,000	21,940
Neopharmed Gentili SpA
7.125%, due 04/08/30[3]	EUR	175,000	210,523
Nidda Healthcare Holding GmbH
5.625%, due 02/21/30[3]		200,000	237,211
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125%, due 04/30/28[2]		200,000	190,283
5.125%, due 04/30/31[2]		200,000	153,307
Owens & Minor, Inc.
4.500%, due 03/31/29[2]		50,000	38,478
6.625%, due 04/01/30[2]		25,000	19,029
Par Pharmaceutical, Inc.
0.000%, due 04/01/27[2,4,5]		198,000	0
Rossini SARL
6.750%, due 12/31/29[2]	EUR	100,000	121,601
Teva Pharmaceutical Finance Netherlands II BV
4.375%, due 05/09/30		100,000	118,536
7.875%, due 09/15/31		200,000	276,636
			3,655,710
Pipelines—3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[2]		25,000	24,984
5.750%, due 10/15/33[2]		25,000	24,964
6.625%, due 02/01/32[2]		75,000	77,646

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.000%, due 07/15/29[2]	75,000	$77,806
7.250%, due 07/15/32[2]	25,000	26,252
Buckeye Partners LP
5.850%, due 11/15/43	50,000	46,914
6.750%, due 02/01/30[2]	50,000	52,184
6.875%, due 07/01/29[2]	100,000	103,564
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[2]	250,000	247,344
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.125%, due 06/01/28[2]	100,000	100,491
7.375%, due 06/30/33[2]	50,000	50,726
8.625%, due 03/15/29[2]	200,000	208,746
Energy Transfer LP
(fixed, converts to FRN on 02/15/31),
6.500%, due 02/15/56[6]	100,000	99,094
(fixed, converts to FRN on 02/15/36),
6.750%, due 02/15/56[6]	75,000	75,232
(fixed, converts to FRN on 10/01/29),
7.125%, due 10/01/54[6]	75,000	77,512
Excelerate Energy LP
8.000%, due 05/15/30[2]	125,000	131,973
Genesis Energy LP/Genesis Energy Finance Corp.
7.875%, due 05/15/32	175,000	180,248
8.000%, due 05/15/33	125,000	129,101
8.875%, due 04/15/30	50,000	52,697

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Global Partners LP/GLP Finance Corp.
7.125%, due 07/01/33[2]	50,000	$50,708
Golar LNG Ltd.
7.500%, due 10/02/30[2]	250,000	246,588
Harvest Midstream I LP
7.500%, due 09/01/28[2]	200,000	202,191
7.500%, due 05/15/32[2]	75,000	77,725
Hess Midstream Operations LP
5.125%, due 06/15/28[2]	225,000	224,493
6.500%, due 06/01/29[2]	50,000	51,810
Howard Midstream Energy Partners LLC
6.625%, due 01/15/34[2]	75,000	77,289
7.375%, due 07/15/32[2]	100,000	104,786
ITT Holdings LLC
6.500%, due 08/01/29[2]	25,000	24,214
Kinetik Holdings LP
5.875%, due 06/15/30[2]	100,000	100,747
6.625%, due 12/15/28[2]	25,000	25,677
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.500%, due 02/15/28[2]	150,000	154,265
New Fortress Energy, Inc.
6.500%, due 09/30/26[2]	50,000	7,375
NFE Financing LLC
12.000%, due 11/15/29[2]	225,000	54,833

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125%, due 02/15/29[2]	175,000	$179,147
8.375%, due 02/15/32[2]	75,000	76,688
Northriver Midstream Finance LP
6.750%, due 07/15/32[2]	125,000	127,383
NuStar Logistics LP
5.625%, due 04/28/27	25,000	25,213
6.375%, due 10/01/30	175,000	182,256
ONEOK, Inc.
5.050%, due 04/01/45	75,000	66,409
5.450%, due 06/01/47	125,000	114,956
5.600%, due 04/01/44	25,000	23,576
Plains All American Pipeline LP
Series B,
3 mo. USD Term SOFR + 4.372%,
8.583%, due 11/30/25[6,7]	150,000	150,171
Prairie Acquiror LP
9.000%, due 08/01/29[2]	75,000	76,978
Rockies Express Pipeline LLC
4.800%, due 05/15/30[2]	50,000	48,931
4.950%, due 07/15/29[2]	50,000	49,570
6.875%, due 04/15/40[2]	100,000	103,105
South Bow Canadian Infrastructure Holdings Ltd.
(fixed, converts to FRN on 03/01/35),
7.500%, due 03/01/55[6]	50,000	53,488
(fixed, converts to FRN on 03/01/30),
7.625%, due 03/01/55[6]	75,000	78,079

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Pipelines—(continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, due 09/01/31[2]		100,000	$98,314
7.375%, due 02/15/29[2]		75,000	77,212
Targa Resources Corp.
4.950%, due 04/15/52		50,000	42,758
6.500%, due 02/15/53		50,000	52,554
TransMontaigne Partners LLC
8.500%, due 06/15/30[2]		50,000	52,308
Venture Global Calcasieu Pass LLC
4.125%, due 08/15/31[2]		25,000	23,113
6.250%, due 01/15/30[2]		100,000	102,015
Venture Global LNG, Inc.
8.375%, due 06/01/31[2]		175,000	179,661
9.500%, due 02/01/29[2]		225,000	242,159
9.875%, due 02/01/32[2]		75,000	80,111
Venture Global Plaquemines LNG LLC
6.500%, due 01/15/34[2]		325,000	340,422
6.750%, due 01/15/36[2]		150,000	158,867
7.500%, due 05/01/33[2]		75,000	82,478
Western Midstream Operating LP
5.300%, due 03/01/48		50,000	43,133
7.250%, due 04/01/30[2]		50,000	53,262
			6,174,496
Real estate—3.2%
ADLER Real Estate GmbH
3.000%, due 04/27/26[3]	EUR	200,000	229,609
Alpha Star Holding VIII Ltd.
8.375%, due 04/12/27[3]		200,000	206,916

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate—(continued)
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.000%, due 04/15/30[2]		219,400	$220,988
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.250%, due 04/15/30[2]		50,000	46,027
5.750%, due 01/15/29[2]		100,000	95,968
9.750%, due 04/15/30[2]		50,000	54,443
CPI Property Group SA
(fixed, converts to FRN on 11/16/26),
4.875%, due 08/18/26[3,6,7]	EUR	200,000	224,057
6.000%, due 01/27/32[3]		200,000	233,988
7.000%, due 05/07/29[3]		109,000	134,434
Five Point Operating Co. LP
8.000%, due 10/01/30[2]		75,000	76,651
Heimstaden AB
(fixed, converts to FRN on 01/15/27),
6.750%, due 10/15/26[3,6,7]	EUR	200,000	210,597
7.361%, due 01/24/31[3]		100,000	116,103
Heimstaden Bostad AB
(fixed, converts to FRN on 05/01/27),
2.625%, due 02/01/27[3,6,7]		475,000	531,398
Howard Hughes Corp.
4.125%, due 02/01/29[2]		125,000	120,141
5.375%, due 08/01/28[2]		250,000	249,588
IWG U.S. Finance LLC
6.500%, due 06/28/30[3]	EUR	100,000	126,634

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate—(continued)
Kennedy-Wilson, Inc.
4.750%, due 03/01/29		50,000	$47,334
4.750%, due 02/01/30		75,000	69,268
MAF Global Securities Ltd.
(fixed, converts to FRN on 03/20/26),
6.375%, due 03/20/26[3,6,7]		200,000	199,963
Neinor Homes SA
5.875%, due 02/15/30[2]	EUR	100,000	120,564
New Immo Holding SA
3.250%, due 07/23/27[3]		100,000	114,337
4.875%, due 12/08/28[3]		100,000	116,884
Pingan Real Estate Capital Ltd.
3.450%, due 07/29/26[3]		200,000	195,010
Port of Spain Waterfront Development
7.875%, due 02/19/40[2]		290,000	293,770
Ronshine China Holdings Ltd.
8.100%, due 06/09/23[3,10]		50,000	500
Samhallsbyggnadsbolaget I Norden Holding AB
2.375%, due 08/04/26[3]	EUR	100,000	111,807
5.000%, due 10/20/29[3]		175,000	183,482
Signa Development Finance SCS
5.500%, due 07/23/26[3,10]		100,000	15,561
5.500%, due 07/23/26[2,10]		200,000	31,122
Vanke Real Estate Hong Kong Co. Ltd.
3.975%, due 11/09/27[3]		200,000	137,500

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate—(continued)
Via Celere Desarrollos Inmobiliarios SA
4.875%, due 04/15/31[2]	EUR	100,000	$115,265
Vivion Investments SARL
6.500%, due 02/28/29[3,8]		203,011	233,273
6.500% Cash or 1.500% PIK,
8.500%, due 08/31/28[3,8]		101,506	116,925
Yanlord Land HK Co. Ltd.
5.125%, due 05/20/26[3]		400,000	397,548
			5,377,655
Real estate investment trusts—2.8%
Alexandrite Monnet U.K. Holdco PLC
10.500%, due 05/15/29[3]	EUR	225,000	281,715
Arbor Realty SR, Inc.
7.875%, due 07/15/30[2]		75,000	76,318
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[2]		225,000	220,766
7.750%, due 12/01/29[2]		25,000	26,346
Brandywine Operating Partnership LP
6.125%, due 01/15/31		25,000	25,110
Diversified Healthcare Trust
7.250%, due 10/15/30[2]		25,000	25,251
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.375%, due 09/30/30[2]		25,000	25,065

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Iron Mountain Information Management Services, Inc.
5.000%, due 07/15/32[2]		325,000	$314,152
Iron Mountain, Inc.
4.500%, due 02/15/31[2]		200,000	191,829
4.875%, due 09/15/27[2]		200,000	199,379
4.875%, due 09/15/29[2]		75,000	74,018
5.000%, due 07/15/28[2]		50,000	49,721
5.250%, due 07/15/30[2]		275,000	273,718
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, due 02/01/27[2]		25,000	24,748
7.000%, due 07/15/31[2]		25,000	26,258
Millrose Properties, Inc.
6.250%, due 09/15/32[2]		50,000	50,239
6.375%, due 08/01/30[2]		125,000	126,630
MPT Operating Partnership LP/MPT Finance Corp.
0.993%, due 10/15/26	EUR	200,000	218,238
3.500%, due 03/15/31		250,000	176,517
4.625%, due 08/01/29		25,000	20,440
5.000%, due 10/15/27		225,000	216,478
8.500%, due 02/15/32[2]		125,000	130,960
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, due 05/15/29[2]		125,000	121,407
5.875%, due 10/01/28[2]		50,000	49,955
7.000%, due 02/01/30[2]		50,000	51,204

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Pebblebrook Hotel LP/PEB Finance Corp.
6.375%, due 10/15/29[2]	50,000	$50,477
Prologis LP
5.250%, due 06/15/53	50,000	48,625
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, due 02/15/29[2]	100,000	98,377
6.500%, due 04/01/32[2]	100,000	102,872
6.500%, due 06/15/33[2]	25,000	25,803
Rithm Capital Corp.
8.000%, due 04/01/29[2]	75,000	76,521
8.000%, due 07/15/30[2]	125,000	126,710
RLJ Lodging Trust LP
4.000%, due 09/15/29[2]	200,000	188,865
Service Properties Trust
4.375%, due 02/15/30	50,000	42,081
4.950%, due 02/15/27	25,000	24,936
4.950%, due 10/01/29	75,000	64,809
Starwood Property Trust, Inc.
6.000%, due 04/15/30[2]	125,000	127,663
6.500%, due 07/01/30[2]	50,000	52,003
6.500%, due 10/15/30[2]	50,000	52,021
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000%, due 01/15/30[2]	150,000	134,475

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.750%, due 04/15/28[2]		75,000	$73,304
6.500%, due 02/15/29[2]		175,000	163,787
8.625%, due 06/15/32[2]		275,000	257,544
XHR LP
4.875%, due 06/01/29[2]		75,000	73,315
6.625%, due 05/15/30[2]		50,000	51,036
			4,831,686
Retail—3.2%
1011778 BC ULC/New Red Finance, Inc.
4.000%, due 10/15/30[2]		500,000	472,694
4.375%, due 01/15/28[2]		50,000	49,360
6.125%, due 06/15/29[2]		75,000	77,070
Advance Auto Parts, Inc.
7.375%, due 08/01/33[2]		125,000	126,562
Asbury Automotive Group, Inc.
4.500%, due 03/01/28		15,000	14,877
4.625%, due 11/15/29[2]		50,000	48,565
5.000%, due 02/15/32[2]		25,000	24,074
Bath & Body Works, Inc.
6.625%, due 10/01/30[2]		50,000	51,392
6.750%, due 07/01/36		150,000	155,255
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.500%, due 07/01/32[2]		75,000	75,468
Bubbles Bidco SpA
6.500%, due 09/30/31[3]	EUR	100,000	118,574

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Carvana Co.
13.000% PIK,
9.000%, due 06/01/30[2,8]		53,250	$55,613
14.000% PIK,
9.000%, due 06/01/31[2,8]		72,879	81,095
Dufry One BV
4.750%, due 04/18/31[3]	EUR	150,000	178,940
Eroski S Coop
10.625%, due 04/30/29[2]		150,000	183,346
10.625%, due 04/30/29[3]		100,000	122,230
Ferrellgas LP/Ferrellgas Finance Corp.
5.875%, due 04/01/29[2]		175,000	166,327
9.250%, due 01/15/31[2]		125,000	126,128
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750%, due 01/15/30[2]		200,000	185,389
FirstCash, Inc.
4.625%, due 09/01/28[2]		75,000	73,973
5.625%, due 01/01/30[2]		75,000	75,113
6.875%, due 03/01/32[2]		75,000	77,822
Gap, Inc.
3.625%, due 10/01/29[2]		25,000	23,521
3.875%, due 10/01/31[2]		25,000	22,768
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.750%, due 01/15/32[2]		200,000	189,781
LBM Acquisition LLC
6.250%, due 01/15/29[2]		175,000	159,623

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
LCM Investments Holdings II LLC
4.875%, due 05/01/29[2]		200,000	$194,697
8.250%, due 08/01/31[2]		75,000	78,910
Liberty Interactive LLC
8.250%, due 02/01/30		50,000	3,125
Lithia Motors, Inc.
3.875%, due 06/01/29[2]		200,000	190,982
4.625%, due 12/15/27[2]		150,000	148,857
5.500%, due 10/01/30[2]		25,000	25,043
Macy's Retail Holdings LLC
4.500%, due 12/15/34		50,000	44,500
5.125%, due 01/15/42		150,000	122,159
6.375%, due 03/15/37		75,000	69,562
Michaels Cos., Inc.
5.250%, due 05/01/28[2]		100,000	93,378
Murphy Oil USA, Inc.
3.750%, due 02/15/31[2]		25,000	23,265
4.750%, due 09/15/29		50,000	49,377
Park River Holdings, Inc.
8.000%, due 03/15/31[2]		50,000	51,472
8.750%, due 12/31/30[2]		63,243	62,908
Patrick Industries, Inc.
4.750%, due 05/01/29[2]		100,000	98,403
Punch Finance PLC
7.875%, due 12/30/30[3]	GBP	200,000	268,643
QXO Building Products, Inc.
6.750%, due 04/30/32[2]		75,000	77,644

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Rite Aid Corp.
0.000%, due 10/18/25[2,4,5,11]		15,847	$0
0.000%, due 11/15/26[2,4,5,10,11],12		87,000	0
0.000%, due 08/30/34[4,5,12]		5,396	1
3 mo. USD Term SOFR + 7.000%,
0.000%, due 08/30/31[2,10]		5,726	286
Series A,
15.000%, due 08/30/31[5,10]		17,048	0
Series B,
15.000%, due 08/30/31[10]		12,391	867
Saks Global Enterprises LLC
11.000%, due 12/15/29[2]		134,100	58,666
SGUS LLC
11.000%, due 12/15/29[2]		58,828	50,740
Sonic Automotive, Inc.
4.625%, due 11/15/29[2]		50,000	48,621
4.875%, due 11/15/31[2]		25,000	23,787
Staples, Inc.
10.750%, due 09/01/29[2]		100,000	96,908
12.750%, due 01/15/30[2]		119,659	92,137
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, due 06/01/31[2]		75,000	71,051
Superior Plus LP/Superior General Partner, Inc.
4.500%, due 03/15/29[2]		50,000	48,488
Takko Fashion GmbH
10.250%, due 04/15/30[2]	EUR	200,000	251,089

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Yum! Brands, Inc.
5.375%, due 04/01/32		225,000	$227,469
			5,508,595
Savings & loans—0.0%†
Washington Mutual, Inc.
0.000%, due 09/21/49[4,10,12]		500,000	6,750

Semiconductors—0.4%
Amkor Technology, Inc.
5.875%, due 10/01/33[2]		50,000	50,864
ams-OSRAM AG
10.500%, due 03/30/29[3]	EUR	100,000	122,989
BE Semiconductor Industries NV
4.500%, due 07/15/31[2]		125,000	149,687
4.500%, due 07/15/31[3]		100,000	119,749
ON Semiconductor Corp.
3.875%, due 09/01/28[2]		175,000	170,274
Synaptics, Inc.
4.000%, due 06/15/29[2]		125,000	119,985
			733,548
Software—1.9%
AthenaHealth Group, Inc.
6.500%, due 02/15/30[2]		400,000	391,585
Castle U.S. Holding Corp.
10.000%, due 06/30/31[2]		205,000	30,750
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000%, due 06/15/29[2]		50,000	41,854

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Software—(continued)
Cloud Software Group, Inc.
6.500%, due 03/31/29[2]		375,000	$377,831
8.250%, due 06/30/32[2]		25,000	26,270
9.000%, due 09/30/29[2]		475,000	491,312
CoreWeave, Inc.
9.000%, due 02/01/31[2]		150,000	150,439
9.250%, due 06/01/30[2]		75,000	75,729
IPD 3 BV
5.500%, due 06/15/31[2]	EUR	100,000	117,463
Open Text Corp.
3.875%, due 02/15/28[2]		25,000	24,299
3.875%, due 12/01/29[2]		150,000	141,955
Open Text Holdings, Inc.
4.125%, due 02/15/30[2]		125,000	119,318
4.125%, due 12/01/31[2]		175,000	162,924
Playtika Holding Corp.
4.250%, due 03/15/29[2]		125,000	112,894
Rocket Software, Inc.
6.500%, due 02/15/29[2]		25,000	24,287
SS&C Technologies, Inc.
5.500%, due 09/30/27[2]		300,000	300,169
6.500%, due 06/01/32[2]		250,000	259,183
Synopsys, Inc.
5.700%, due 04/01/55		100,000	101,026
UKG, Inc.
6.875%, due 02/01/31[2]		150,000	154,404
X.AI LLC/X.AI Co. Issuer Corp.
12.500%, due 06/30/30		150,000	157,533
			3,261,225

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—6.3%
Altice Financing SA
3.000%, due 01/15/28[3]	EUR	175,000	$150,694
4.250%, due 08/15/29[3]		100,000	85,290
5.000%, due 01/15/28[2]		200,000	149,062
Altice France Lux 3/Altice Holdings 1
10.000%, due 01/15/33[2]		206,688	194,192
Altice France SA
4.750%, due 10/15/30[2]	EUR	308,040	339,972
6.500%, due 10/15/31[2]		25,000	23,845
6.500%, due 03/15/32[2]		338,787	324,373
6.875%, due 10/15/30[2]		25,000	24,449
6.875%, due 07/15/32[2]		154,020	147,873
9.500%, due 11/01/29[2]		75,000	76,415
Altice Holdings 1 SARL
0.000%, due 12/31/99[2,7,12]	EUR	863	126
AT&T, Inc.
3.550%, due 09/15/55		75,000	51,430
British Telecommunications PLC
(fixed, converts to FRN on 12/03/30),
6.375%, due 12/03/55[3,6]	GBP	125,000	167,841
C&W Senior Finance Ltd.
9.000%, due 01/15/33[2]		200,000	204,550
Colombia Telecomunicaciones SA ESP
4.950%, due 07/17/30[3]		450,000	407,673

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
CommScope LLC
4.750%, due 09/01/29[2]		38,000	$37,882
7.125%, due 07/01/28[2]		25,000	25,075
8.250%, due 03/01/27[2]		225,000	226,466
CommScope Technologies LLC
5.000%, due 03/15/27[2]		150,000	149,429
Digicel Group Holdings Ltd.
Series 1B,
0.000%, due 12/31/30[2,4,5,12]		55,331	2,767
Series 3B,
0.000%, due 12/31/30[2,4,5,12]		45,961	460
EchoStar Corp.
10.750%, due 11/30/29		288,000	317,052
6.75% Cash or 6.75% PIK,
6.750%, due 11/30/30[8]		232,425	239,842
eircom Finance DAC
5.000%, due 04/30/31[3]	EUR	175,000	206,275
Embarq LLC
7.995%, due 06/01/36		100,000	45,333
Fibercop SpA
5.250%, due 03/17/55	EUR	100,000	102,671
6.000%, due 09/30/34[2]		200,000	188,362
Frontier Communications Holdings LLC
5.000%, due 05/01/28[2]		150,000	149,801
5.875%, due 10/15/27[2]		50,000	49,962
5.875%, due 11/01/29		17,911	18,116
6.000%, due 01/15/30[2]		100,000	101,404
6.750%, due 05/01/29[2]		275,000	277,770
8.625%, due 03/15/31[2]		150,000	158,353

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Frontier North, Inc.
Series G,
6.730%, due 02/15/28		25,000	$25,812
Hughes Satellite Systems Corp.
6.625%, due 08/01/26		125,000	118,295
Iliad Holding SAS
5.375%, due 04/15/30[2]	EUR	100,000	118,661
6.875%, due 04/15/31[2]		125,000	154,327
Level 3 Financing, Inc.
3.625%, due 01/15/29[2]		75,000	67,406
3.875%, due 10/15/30[2]		75,000	67,195
4.000%, due 04/15/31[2]		25,000	22,312
4.250%, due 07/01/28[2]		50,000	47,250
4.500%, due 04/01/30[2]		100,000	92,375
4.875%, due 06/15/29[2]		125,000	119,531
6.875%, due 06/30/33[2]		25,000	25,607
7.000%, due 03/31/34[2]		100,000	102,740
Liberty Costa Rica Senior Secured Finance
10.875%, due 01/15/31[2]		200,000	211,489
10.875%, due 01/15/31[3]		250,000	264,361
Lorca Telecom Bondco SA
5.750%, due 04/30/29[3]	EUR	100,000	119,701

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Lumen Technologies, Inc.
4.125%, due 04/15/29[2]		71,160	$70,225
4.125%, due 04/15/30[2]		21,162	20,884
4.500%, due 01/15/29[2]		75,000	69,375
Series G,
6.875%, due 01/15/28		25,000	24,844
10.000%, due 10/15/32[2]		75,000	75,750
Nokia of America Corp.
6.450%, due 03/15/29		175,000	178,412
Odido Holding BV
3.750%, due 01/15/29[3]	EUR	175,000	200,868
PLT VII Finance SARL
6.000%, due 06/15/31[3]		225,000	269,046
Rogers Communications, Inc.
(fixed, converts to FRN on 04/15/30),
7.000%, due 04/15/55[6]		25,000	26,139
(fixed, converts to FRN on 04/15/35),
7.125%, due 04/15/55[6]		25,000	26,758
SoftBank Group Corp.
3.875%, due 07/06/32[3]	EUR	100,000	110,504
5.750%, due 07/08/32[3]		100,000	120,409
6.375%, due 07/10/33[3]		300,000	368,481
TalkTalk Telecom Group Ltd.
11.750%, due 03/01/28[2,8]	GBP	39,583	3,120
Telecom Argentina SA
9.500%, due 07/18/31[3]		390,000	403,650

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Telecommunications Services of Trinidad & Tobago Ltd.
8.875%, due 10/18/29[3]		400,000	$406,500
Telefonica Europe BV
(fixed, converts to FRN on 05/03/30),
6.135%, due 02/03/30[3,6,7]	EUR	100,000	124,447
Telesat Canada/Telesat LLC
4.875%, due 06/01/27[2]		50,000	37,507
5.625%, due 12/06/26[2]		125,000	95,000
6.500%, due 10/15/27[2]		75,000	37,687
Veon Midco BV
9.000%, due 07/15/29[2]		200,000	208,000
Viasat, Inc.
6.500%, due 07/15/28[2]		25,000	24,265
7.500%, due 05/30/31[2]		50,000	46,917
Vmed O2 U.K. Financing I PLC
4.250%, due 01/31/31[2]		200,000	182,600
4.750%, due 07/15/31[2]		200,000	185,099
5.625%, due 04/15/32[2]	EUR	125,000	146,710
Vodafone Group PLC
(fixed, converts to FRN on 08/27/30),
3.000%, due 08/27/80[3,6]		100,000	111,609
(fixed, converts to FRN on 10/03/28),
4.200%, due 10/03/78[3,6]		125,000	148,465
(fixed, converts to FRN on 04/04/29),
7.000%, due 04/04/79[6]		175,000	184,656
Windstream Services LLC
7.500%, due 10/15/33[2]		25,000	24,955

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250%, due 10/01/31[2]		300,000	$306,344
WULF Compute LLC
7.750%, due 10/15/30[2]		175,000	181,803
Zayo Group Holdings, Inc.
9.250%, due 03/09/30[2]		116,730	110,992
13.750%, due 09/09/30[2]		20,366	18,635
			10,752,523
Textiles—0.3%
Linx Capital Ltd.
15.200%, due 12/30/25[2]	EUR	515,962	535,251

Toys/Games/Hobbies—0.1%
Asmodee Group AB
5.750%, due 12/15/29[3]		106,667	129,157
Mattel, Inc.
5.450%, due 11/01/41		25,000	23,338
			152,495
Transportation—1.0%
Beacon Mobility Corp.
7.250%, due 08/01/30[2]		50,000	52,060
CMA CGM SA
4.875%, due 01/15/32[2]	EUR	200,000	230,742
Edge Finco PLC
8.125%, due 08/15/31[2]	GBP	200,000	278,275
Genesee & Wyoming, Inc.
6.250%, due 04/15/32[2]		100,000	102,019
InPost SA
4.000%, due 04/01/31[2]	EUR	125,000	144,759
Rand Parent LLC
8.500%, due 02/15/30[2]		50,000	51,114
Seaspan Corp.
5.500%, due 08/01/29[2]		75,000	71,953

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Transportation—(continued)
Star Leasing Co. LLC
7.625%, due 02/15/30[2]		50,000	$47,241
Transnet
8.250%, due 02/06/28[3]		200,000	211,188
Watco Cos. LLC/Watco Finance Corp.
7.125%, due 08/01/32[2]		125,000	129,494
XPO, Inc.
6.250%, due 06/01/28[2]		50,000	50,987
7.125%, due 06/01/31[2]		50,000	52,206
7.125%, due 02/01/32[2]		50,000	52,580
Yinson Bergenia Production BV
8.498%, due 01/31/45[2]		250,000	263,475
			1,738,093
Trucking & leasing—0.3%
FTAI Aviation Investors LLC
5.500%, due 05/01/28[2]		50,000	50,037
5.875%, due 04/15/33[2]		125,000	126,083
7.000%, due 05/01/31[2]		100,000	104,795
7.000%, due 06/15/32[2]		225,000	235,658
7.875%, due 12/01/30[2]		25,000	26,569
			543,142
Water—0.3%
Holding d'Infrastructures des Metiers de l'Environnement SAS
4.875%, due 10/24/29[3]	EUR	300,000	359,639
Thames Water Super Senior Issuer PLC
9.750%, due 10/10/27[2]	GBP	20,679	30,981

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(concluded)
Water—(concluded)
Thames Water Utilities Finance PLC
7.750%, due 04/30/46[3]	100,000	$95,050
Thames Water Utilities Ltd.
0.000%, due 03/22/27[2,12]	1,500	1,720
		487,390
Total corporate bonds (cost—$164,741,210)		159,766,523

Loan assignments—0.9%
Apparel—0.0%†
Beach Acquisition Bidco LLC
3 mo. USD Term SOFR + 3.250%,
7.308%, due 09/12/32[6]	50,000	50,229

Building materials—0.1%
Quikrete Holdings, Inc.
1 mo. USD Term SOFR + 2.250%,
6.215%, due 02/10/32[6]	74,625	74,691

Chemicals—0.0%†
Polar U.S. Borrower LLC
3 mo. USD Term SOFR + 0.750%,
9.459%, due 10/16/28[6]	81,766	8,177

Commercial services—0.0%†
Vortex Opco LLC
3 mo. USD Term SOFR + 8.250%,
12.252%, due 04/30/30[6]	18,000	18,075

Computers—0.4%
Amentum Government Services Holdings LLC
1 mo. USD Term SOFR + 2.250%,
6.215%, due 09/29/31[6]	79,950	79,830

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]		Value
Loan assignments—(continued)
Computers—(continued)
X Corp.
6 mo. USD Term SOFR + 9.500%,
9.500%, due 10/26/29[6]		500,000	$501,170
			581,000
Diversified financial services—0.1%
Mulhacen Pte. Ltd.
6 mo. USD Term SOFR + 8.000%,
8.000%, due 12/01/26[6]	EUR	291,078	16,776
6 mo. USD Term SOFR + 10.000%,
10.000%, due 08/01/26[6]		143,667	69,551
Vericast Corp.
6 mo. USD Term SOFR + 7.750%,
11.622%, due 06/15/30[6]		130,909	126,785
			213,112
Electric—0.0%†
Lightning Power LLC
3 mo. USD Term SOFR + 2.250%,
6.252%, due 08/18/31[6]		49,500	49,699

Entertainment—0.0%†
Allen Media LLC
3 mo. USD Term SOFR + 5.500%,
9.652%, due 02/10/27[6]		70,007	49,063

Food—0.1%
Northeast Grocery, Inc.
3 mo. USD Term SOFR + 7.500%,
11.695%, due 12/13/28[6]		154,465	154,851

Healthcare-services—0.0%†
MPH Acquisition Holdings LLC
3 mo. USD Term SOFR + 3.750%,
7.590%, due 12/31/30[6]		35,647	35,565

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(concluded)
Internet—0.0%†
Endure Digital, Inc.
1 mo. USD Term SOFR + 3.500%,
7.716%, due 02/10/28[6]	71,812	$37,109

Media—0.1%
iHeartCommunications, Inc.
1 mo. USD Term SOFR + 5.775%,
9.854%, due 05/01/29[6]	149,623	133,352

Paper & forest products—0.1%
Glatfelter Corp.
3 mo. USD Term SOFR + 4.250%,
8.449%, due 11/04/31[6]	69,848	65,587

Pharmaceuticals—0.0%†
Bausch Health Cos., Inc.
1 mo. USD Term SOFR + 6.250%,
10.215%, due 10/08/30[6]	49,875	49,482

Telecommunications—0.0%†
Windstream Services LLC
1 mo. USD Term SOFR + 4.750%,
8.815%, due 10/01/31[6]	25,000	24,813
Total loan assignments (cost—$1,982,004)		1,544,805

Non-U.S. government agency obligations—0.1%
Ecuador—0.0%†
Ecuador Government International Bonds
6.900%, due 07/31/35[3]	75,000	57,361

Ukraine—0.1%
Ukraine Government International Bonds
Steps to 7.750% on 08/01/33,
3.000%, due 02/01/34[3]	200,000	83,300
Total non-U.S. government agency obligations (cost $144,867)		140,661

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares		Value
Common stocks—0.5%
Aerospace & defense—0.0%†
Evander Gold Mines Ltd.*,4,5	EUR	2,750	$0

Chemicals—0.0%†
Cornerstone CS*,4,5		1,205	0

Commercial services & supplies—0.0%†
Intrum AB*	EUR	1,233	5,577

Consumer finance—0.0%†
Curo Group Holdings LLC*,4		824	6,592

Financial services—0.0%†
SPN Solutions, Inc.*,2,4		702	43,875

Gas utilities—0.0%†
Ferrellgas Partners LP, Class B*		324	56,376

Health care providers & services—0.0%†
Air Methods Corp.*,4		70	5,950
Rite Aid Corp.*,4,5		79	0
			5,950
IT services—0.2%
Carnelian Point Holdings LP4,5		140	1,511
Carnelian Point Holdings LP*,4,5		9,478	102,268
Carnelian Point Holdings LP*,4,5		14,851	160,242
			264,021
Leisure products—0.1%
Codere A1 Ordinary Shares*,4	EUR	2,541	60,774
Codere A2 Ordinary Shares*,4		634	15,164
Teide 10 SL*,4		5,444,137	1,726
			77,664
Media—0.0%†
SES SA*,4
		5,083	72,750

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares		Value
Common stocks—(concluded)
Metals & mining—0.0%†
Cloud Peak Energy, Inc.*,4,5		66	$0
Petra Diamonds Ltd.*	GBP	54,100	14,285
			14,285
Paper & forest products—0.0%†
Hardwood Holdings LLC*,4		936	10,764

Pharmaceuticals—0.1%
Mallinckrodt PLC*,4		459	47,162
Mallinckrodt PLC*,4,11		985	101,209
			148,371
Real estate management & development—0.0%†
ADLER Group SA*,4,5	EUR	55,882	0

Wireless telecommunication services—0.1%
Altice France*		13,713	227,047
Intelsat SA*,4,5		5,083	0
			227,047
Total common stocks (cost—$1,647,307)			933,272

Preferred stocks—0.1%
Software—0.1%
Strategy, Inc.[7] Series A (cost—$93,500)		1,100	85,074

	Face amount[1]
Warrants—0.0%†
Air Methods Corp.*,4,5		389	0
Air Methods Corp.*,4,5		184	0
Audacy Capital Corp. expires 09/30/28*,4,5		23	0
Audacy Capital Corp. expires 09/30/28*,4,5		137	0

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[1]		Value
Warrants—(concluded)
Audacy, Inc.*,4,5		113	$1,526
Curo Group Holdings LLC expires 08/01/28*,4,5		1,440	0
Linx Synthetic expires 12/31/49*,4,5	EUR	1	14,108
Total warrants (cost—$12,255)			15,634

	Number of shares
Investment companies—0.0%†
Endo GUC Trust[4,5] (cost $0)		25,821	0

	Number of
	shares
Short-term investments—2.9%
Investment companies—2.9%
State Street Institutional U.S. Government Money Market Fund, 4.014%[13]
(cost $5,024,010)	5,024,010	$5,024,010
Total investments
(cost—$173,645,153)—98.1%		167,509,979
Other assets in excess of liabilities—1.9%		3,231,179
Net assets—100.0%		$170,741,158

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	EUR	28,691,981	USD	33,691,587	11/07/25	$614,191
SSB	GBP	2,413,218	USD	3,240,015	11/07/25	69,750
SSB	USD	84,000	EUR	72,866	11/07/25	4
SSB	USD	118,000	EUR	101,388	11/07/25	(1,116)
SSB	USD	90,541	GBP	67,289	11/07/25	(2,142)
Net unrealized appreciation (depreciation)						$680,687

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$159,751,295	$15,228	$159,766,523
Loan assignments	—	1,544,805	—	1,544,805
Non-U.S. government agency obligations	—	140,661	—	140,661
Common stocks	303,285	365,966	264,021	933,272
Preferred stocks	85,074	—	—	85,074
Investment companies	—	—	0	0

PACE High Yield Investments

Portfolio of investments – October 31, 2025 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Warrants	$—	$—	$15,634	$15,634
Short-term investments	5,024,010	—	—	5,024,010
Forward foreign currency contracts	—	683,945	—	683,945
Total	$5,412,369	$162,486,672	$294,883	$168,193,924

Liabilities
Forward foreign currency contracts	$—	$(3,258)	$—	$(3,258)
Total	$—	$(3,258)	$—	$(3,258)

At October 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $106,656,495, represented 62.5% of the Portfolio's net assets at period end.
3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
4	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
5	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
6	Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
7	Perpetual investment. Date shown reflects the next call date.
8	Payment–in–kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
9	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
10	Bond interest in default.
11	This security is considered restricted. At period end, the value of restricted security was $528,449, represented 0.3% of the Fund’s net assets. The table below provides further information:

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 10/31/25	Value as a percentage of net assets
Appcion	08/23/18	$650,000	0.4%	$6,500	0.0%
Hertz Corp.	07/02/21	0	0.0	7,500	0.0
Mallinckrodt PLC	08/01/25	90,127	0.1	101,209	0.1
Parkland Corp.	07/10/19-11/23/21	425,000	0.2	413,240	0.2
Rite Aid Corp.	09/04/24	0	0.0	0	0.0

12	Zero coupon bond.
13	Rate shown reflects yield at October 31, 2025.

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—97.4%
Aerospace & defense—1.7%
Boeing Co.*	6,797	$1,366,333
General Dynamics Corp.	3,572	1,231,983
L3Harris Technologies, Inc.	34,000	9,829,400
RTX Corp.	5,121	914,098
		13,341,814
Air freight & logistics—0.5%
FedEx Corp.	13,610	3,454,490

Automobile components—0.7%
Aptiv PLC*	21,975	1,782,173
BorgWarner, Inc.	17,913	769,542
Magna International, Inc.	61,600	2,908,136
		5,459,851
Automobiles—0.5%
General Motors Co.	60,340	4,168,891

Banks—7.3%
Bank of America Corp.	305,084	16,306,740
Citigroup, Inc.	177,021	17,919,836
Citizens Financial Group, Inc.	42,429	2,158,363
First Citizens BancShares, Inc., Class A	819	1,494,527
M&T Bank Corp.	56,564	10,400,423
Truist Financial Corp.	35,700	1,593,291
U.S. Bancorp	63,372	2,958,205
Wells Fargo & Co.	36,640	3,186,581
		56,017,966
Beverages—1.6%
Anheuser-Busch InBev SA, ADR	12,800	779,520
Constellation Brands, Inc., Class A	13,000	1,707,940
Keurig Dr. Pepper, Inc.	370,442	10,061,205
		12,548,665
Biotechnology—1.4%
Gilead Sciences, Inc.	92,354	11,063,086

Capital markets—7.0%
Bank of New York Mellon Corp.	143,999	15,541,812
Charles Schwab Corp.	159,943	15,117,813
Nasdaq, Inc.	107,606	9,199,237
Raymond James Financial, Inc.	67,303	10,678,967
State Street Corp.	26,505	3,065,568
		53,603,397
Chemicals—3.2%
Axalta Coating Systems Ltd.*	383,948	10,931,000
PPG Industries, Inc.	134,808	13,177,482
		24,108,482
Communications equipment—2.5%
Cisco Systems, Inc.	116,606	8,525,065
F5, Inc.*	23,100	5,845,455

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Communications equipment—(continued)
Telefonaktiebolaget LM Ericsson, ADR[1]	496,761	$5,012,318
		19,382,838
Construction & engineering—0.1%
Fluor Corp.*	11,827	576,803

Construction materials—1.7%
Heidelberg Materials AG	55,382	12,965,105

Consumer finance—2.1%
American Express Co.	43,617	15,733,960

Electric utilities—1.4%
American Electric Power Co., Inc.	78,120	9,394,711
PPL Corp.	46,210	1,687,589
		11,082,300
Electrical equipment—1.4%
Emerson Electric Co.	74,487	10,396,151

Electronic equipment, instruments & components—1.6%
TE Connectivity PLC	48,223	11,911,563

Energy equipment & services—0.9%
Baker Hughes Co.	40,417	1,956,587
NOV, Inc.	171,900	2,509,740
SLB Ltd.	60,597	2,185,128
		6,651,455
Entertainment—1.2%
Universal Music Group NV1	242,745	6,510,947
Warner Bros Discovery, Inc.*	107,310	2,409,109
		8,920,056
Financial services—2.5%
Berkshire Hathaway, Inc., Class B*	22,355	10,675,407
Corebridge Financial, Inc.	43,663	1,421,667
Fidelity National Information Services, Inc.	19,277	1,205,198
Fiserv, Inc.*	11,900	793,611
PayPal Holdings, Inc.*	71,230	4,934,102
		19,029,985
Food products—1.8%
Archer-Daniels-Midland Co.	159,717	9,667,670
J.M. Smucker Co.	10,200	1,056,210
Kraft Heinz Co.	93,000	2,299,890
Mondelez International, Inc., Class A	13,400	769,964
		13,793,734
Ground transportation—0.2%
Norfolk Southern Corp.	4,600	1,303,548

Health care equipment & supplies—1.0%
GE HealthCare Technologies, Inc.	44,363	3,325,007
Medtronic PLC	32,537	2,951,106
Solventum Corp.*	10,600	731,824
Zimmer Biomet Holdings, Inc.	9,038	908,861
		7,916,798

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Health care providers & services—7.2%
Centene Corp.*	20,200	$714,474
Cigna Group	2,497	610,292
CVS Health Corp.	16,414	1,282,754
Elevance Health, Inc.	80,421	25,509,541
HCA Healthcare, Inc.	4,047	1,860,325
Henry Schein, Inc.*	164,494	10,396,021
Humana, Inc.	7,521	2,092,267
Labcorp Holdings, Inc.	2,806	712,612
UnitedHealth Group, Inc.	34,076	11,638,998
		54,817,284
Hotels, restaurants & leisure—1.5%
Aramark	305,762	11,582,265

Insurance—5.0%
American International Group, Inc.	213,175	16,832,298
Everest Group Ltd.	18,578	5,843,152
Hartford Insurance Group, Inc.	8,665	1,076,020
Marsh & McLennan Cos., Inc.	35,154	6,262,685
Progressive Corp.	38,604	7,952,424
		37,966,579
Interactive media & services—4.0%
Alphabet, Inc., Class A	69,369	19,505,869
Meta Platforms, Inc., Class A	17,679	11,462,180
		30,968,049
IT services—0.2%
Cognizant Technology Solutions Corp., Class A	21,652	1,577,998

Life sciences tools & services—1.6%
IQVIA Holdings, Inc.*	55,043	11,914,608

Machinery—4.4%
CNH Industrial NV	145,545	1,526,767
Cummins, Inc.	5,893	2,579,248
Deere & Co.	2,500	1,154,075
Fortive Corp.	31,500	1,585,710
PACCAR, Inc.	152,357	14,991,929
Snap-on, Inc.	30,523	10,241,993
Stanley Black & Decker, Inc.	11,200	758,464
Timken Co.	9,137	717,346
		33,555,532
Media—0.9%
Comcast Corp., Class A	131,299	3,654,708
Omnicom Group, Inc.	40,300	3,023,306
WPP PLC, ADR	25,900	491,323
		7,169,337
Metals & mining—1.0%
Anglo American PLC	200,450	7,570,769

Multi-utilities—3.1%
Dominion Energy, Inc.	231,735	13,600,527

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(concluded)
Multi-utilities—(concluded)
Sempra	109,422	$10,060,259
		23,660,786
Oil, gas & consumable fuels—7.0%
APA Corp.[1]	193,200	4,375,980
ConocoPhillips	12,623	1,121,680
Coterra Energy, Inc.	423,031	10,008,913
EQT Corp.	183,081	9,809,480
Murphy Oil Corp.[1]	15,459	437,490
Ovintiv, Inc.	46,820	1,756,218
Shell PLC	370,953	13,876,460
Shell PLC, ADR	36,762	2,754,209
Targa Resources Corp.	59,541	9,171,696
		53,312,126
Passenger airlines—0.5%
Southwest Airlines Co.[1]	133,800	4,054,140

Personal care products—1.9%
Unilever PLC, ADR[1]	236,354	14,226,147

Pharmaceuticals—3.2%
GSK PLC, ADR[1]	19,064	893,339
Merck & Co., Inc.	174,492	15,002,822
Pfizer, Inc.	332,708	8,201,252
Sanofi SA, ADR	14,214	718,944
		24,816,357
Semiconductors & semiconductor equipment—3.7%
Broadcom, Inc.	18,240	6,742,051
Lam Research Corp.	69,557	10,952,445
NXP Semiconductors NV	51,399	10,748,559
		28,443,055
Software—1.4%
Salesforce, Inc.	11,100	2,890,551
Workday, Inc., Class A*	33,200	7,965,344
		10,855,895
Specialized REITs—2.8%
Crown Castle, Inc.	123,798	11,169,055
Gaming & Leisure Properties, Inc.	230,009	10,272,202
		21,441,257
Specialty retail—1.2%
Lithia Motors, Inc.	1,900	596,752
Tractor Supply Co.	152,716	8,263,463
		8,860,215
Technology hardware, storage & peripherals—1.9%
Samsung Electronics Co. Ltd.	197,692	14,916,224

Trading companies & distributors—1.3%
Ferguson Enterprises, Inc.	41,085	10,209,622

Wireless telecommunication services—1.3%
T-Mobile U.S., Inc.	46,822	9,834,961
Total common stocks (cost—$632,220,714)		745,184,144

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Short term investments—2.6%
Investment companies—2.6%
State Street Institutional U.S. Government Money Market Fund, 4.014%[2] (cost—$19,791,196)	19,791,196	$19,791,196

Investment of cash collateral from securities loaned—0.8%
Money market funds—0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.027%[2] (cost $6,406,162)	6,406,162	6,406,162
Total Investments (cost—$658,418,072)[3]—100.8%		771,381,502
Liabilities in excess of other assets—(0.8)%		(6,477,035)
Net Assets—100.0%		$764,904,467

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	CNH	101,452,863	USD	14,106,540	12/17/25	$(177,806)
SSB	USD	14,167,513	CNH	101,452,863	12/17/25	116,833
Net unrealized appreciation (depreciation)						$(60,973)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$745,184,144	$—	$—	$745,184,144
Short-term investments	19,791,196	—	—	19,791,196
Investment of cash collateral from securities loaned	6,406,162	—	—	6,406,162
Forward foreign currency contracts	—	116,833	—	116,833
Total	$771,381,502	$116,833	$—	$771,498,335

Liabilities
Forward foreign currency contracts	$—	$(177,806)	$—	$(177,806)
Total	$—	$(177,806)	$—	$(177,806)

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

At October 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rate shown reflects yield at October 31, 2025.
3	Includes $29,027,011 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $6,406,162 and non-cash collateral of $23,437,135.

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—98.6%
Aerospace & defense—1.2%
General Electric Co.	19,522	$6,031,322
RTX Corp.	12,817	2,287,834
TransDigm Group, Inc.	1,133	1,482,542
		9,801,698
Automobiles—2.6%
Tesla, Inc.*	45,845	20,930,993

Beverages—0.6%
Coca-Cola Co.	70,288	4,842,843

Biotechnology—2.9%
AbbVie, Inc.	18,807	4,100,678
Alnylam Pharmaceuticals, Inc.*	5,983	2,728,487
Gilead Sciences, Inc.	27,998	3,353,881
Insmed, Inc.*	44,943	8,521,193
Natera, Inc.*	20,404	4,058,968
		22,763,207
Broadline retail—6.1%
Alibaba Group Holding Ltd., ADR[1]	33,276	5,671,229
Amazon.com, Inc.*	136,562	33,351,172
MercadoLibre, Inc.*	1,733	4,033,141
Sea Ltd., ADR*	32,638	5,099,687
		48,155,229
Building products—0.2%
Trane Technologies PLC	3,725	1,671,221

Capital markets—3.4%
Blackstone, Inc.	9,020	1,322,693
Charles Schwab Corp.	32,635	3,084,660
CME Group, Inc.	5,556	1,475,062
Goldman Sachs Group, Inc.	10,211	8,060,257
Intercontinental Exchange, Inc.	2,413	352,998
KKR & Co., Inc.	1,383	163,650
MSCI, Inc.	9,760	5,744,248
Robinhood Markets, Inc., Class A*	46,170	6,776,833
		26,980,401
Communications equipment—0.5%
Arista Networks, Inc.*	19,089	3,010,144
Ciena Corp.*	2,864	543,931
		3,554,075
Construction & engineering—0.4%
Quanta Services, Inc.	6,401	2,874,881

Consumer finance—0.6%
SoFi Technologies, Inc.*	149,511	4,437,486

Consumer staples distribution & retail—1.3%
Kroger Co.	19,915	1,267,192
Walmart, Inc.	90,212	9,127,650
		10,394,842
Diversified telecommunication services—0.6%
AT&T, Inc.	106,121	2,626,495

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Diversified telecommunication services—(continued)
Verizon Communications, Inc.	59,821	$2,377,286
		5,003,781
Electric utilities—1.3%
American Electric Power Co., Inc.	24,649	2,964,289
Duke Energy Corp.	14,659	1,822,114
Exelon Corp.	36,782	1,696,386
NextEra Energy, Inc.	18,520	1,507,528
PPL Corp.[1]	24,262	886,048
Xcel Energy, Inc.	16,362	1,328,103
		10,204,468
Electrical equipment—0.9%
Eaton Corp. PLC	867	330,812
GE Vernova, Inc.	11,197	6,551,813
		6,882,625
Electronic equipment, instruments & components—0.8%
Amphenol Corp., Class A	29,453	4,103,981
Celestica, Inc.*	7,260	2,500,925
		6,604,906
Entertainment—2.0%
Netflix, Inc.*	9,194	10,286,799
ROBLOX Corp., Class A*	42,445	4,826,845
Spotify Technology SA*	1,475	966,597
		16,080,241
Financial services—4.6%
Berkshire Hathaway, Inc., Class B*	3,771	1,800,803
Mastercard, Inc., Class A	41,490	22,902,065
Visa, Inc., Class A	33,686	11,478,168
		36,181,036
Gas utilities—0.1%
Atmos Energy Corp.[1]	3,700	635,364

Ground transportation—1.0%
Uber Technologies, Inc.*	77,952	7,522,368

Health care equipment & supplies—2.2%
Abbott Laboratories	67,653	8,363,264
Boston Scientific Corp.*	33,143	3,338,163
IDEXX Laboratories, Inc.*	7,725	4,862,965
Intuitive Surgical, Inc.*	1,543	824,394
		17,388,786
Health care providers & services—0.9%
Cigna Group	9,597	2,345,603
Hims & Hers Health, Inc.*,1	46,702	2,123,073
McKesson Corp.	2,942	2,386,962
		6,855,638
Hotels, restaurants & leisure—2.8%
Airbnb, Inc., Class A*	24,579	3,110,226
Booking Holdings, Inc.	874	4,437,945
DoorDash, Inc., Class A*	32,286	8,212,590
McDonald's Corp.	8,393	2,504,723

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure—(continued)
Starbucks Corp.	51,017	$4,125,745
		22,391,229
Household durables—0.3%
DR Horton, Inc.	13,828	2,061,478

Independent power and renewable electricity producers—0.2%
Vistra Corp.	8,742	1,646,119

Industrial conglomerates—0.8%
3M Co.	39,437	6,566,261

Insurance—1.5%
Allstate Corp.	7,155	1,370,326
American International Group, Inc.	31,548	2,491,030
Aon PLC, Class A	12,621	4,299,722
Cincinnati Financial Corp.	9,320	1,440,779
Progressive Corp.	12,108	2,494,248
		12,096,105
Interactive media & services—8.0%
Alphabet, Inc., Class C	127,599	35,959,950
Meta Platforms, Inc., Class A	41,874	27,149,008
		63,108,958
IT services—4.8%
Accenture PLC, Class A	15,812	3,954,581
Cloudflare, Inc., Class A*	21,296	5,394,277
International Business Machines Corp.	24,820	7,629,916
Shopify, Inc., Class A*	104,554	18,177,758
Snowflake, Inc., Class A*	5,861	1,611,072
Twilio, Inc., Class A*	8,892	1,199,353
		37,966,957
Machinery—0.2%
Deere & Co.	3,695	1,705,723

Multi-utilities—0.3%
CenterPoint Energy, Inc.	31,901	1,219,894
DTE Energy Co.	5,281	715,787
		1,935,681
Oil, gas & consumable fuels—0.8%
Cheniere Energy, Inc.	6,104	1,294,048
Chevron Corp.	7,447	1,174,541
Enbridge, Inc.[1]	28,660	1,336,129
Exxon Mobil Corp.	22,073	2,524,268
		6,328,986
Pharmaceuticals—2.6%
Eli Lilly & Co.	10,032	8,656,211
Johnson & Johnson	23,162	4,374,607
Novartis AG, ADR	11,730	1,452,057
Zoetis, Inc.	44,009	6,341,257
		20,824,132
Professional services—0.3%
Paycom Software, Inc.[1]	14,278	2,671,271

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Real estate management & development—0.3%
CoStar Group, Inc.*	38,802	$2,669,966

Semiconductors & semiconductor equipment—15.6%
Broadcom, Inc.	101,051	37,351,481
Lam Research Corp.	2,509	395,067
NVIDIA Corp.	402,380	81,478,129
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,283	4,291,042
		123,515,719
Software—18.4%
Adobe, Inc.*	10,193	3,468,780
AppLovin Corp., Class A*	7,237	4,612,357
Crowdstrike Holdings, Inc., Class A*	5,299	2,877,410
Intuit, Inc.	10,290	6,869,090
Microsoft Corp.	138,677	71,808,337
Oracle Corp.	110,852	29,110,844
Palantir Technologies, Inc., Class A*	38,474	7,712,883
Palo Alto Networks, Inc.*	12,634	2,782,512
ServiceNow, Inc.*	11,392	10,472,438
Synopsys, Inc.*	7,804	3,541,611
Workday, Inc., Class A*	10,701	2,567,384
		145,823,646
Specialty retail—0.6%
AutoZone, Inc.*	403	1,480,795
Carvana Co.*	11,274	3,455,932
		4,936,727
Technology hardware, storage & peripherals—5.0%
Apple, Inc.	146,215	39,532,150

Tobacco—1.8%
Altria Group, Inc.	43,335	2,443,227
Philip Morris International, Inc.	79,418	11,462,400
		13,905,627
Water utilities—0.1%
American Water Works Co., Inc.	6,577	844,684
Total common stocks (cost—$553,837,271)		780,297,508

Short term investments—1.2%
Investment companies—1.2%
State Street Institutional U.S. Government Money Market Fund, 4.014%[2] (cost—$9,522,017)	9,522,017	9,522,017

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned—0.8%
Money market funds—0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.027%[2] (cost $6,433,160)	6,433,160	$6,433,160
Total Investments (cost—$569,792,448)[3]—100.6%		796,252,685
Liabilities in excess of other assets—(0.6)%		(4,723,980)
Net Assets—100.0%		$791,528,705

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$780,297,508	$—	$—	$780,297,508
Short-term investments	9,522,017	—	—	9,522,017
Investment of cash collateral from securities loaned	6,433,160	—	—	6,433,160
Total	$796,252,685	$—	$—	$796,252,685

At October 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rate shown reflects yield at October 31, 2025.
3	Includes $9,037,771 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $6,433,160 and non-cash collateral of $2,853,670.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—99.1%
Aerospace & defense—0.7%
Textron, Inc.	22,325	$1,804,083

Air freight & logistics—0.7%
CH Robinson Worldwide, Inc.	11,957	1,841,258

Automobile components—3.1%
Gentex Corp.	60,845	1,426,815
Goodyear Tire & Rubber Co.*,1	123,750	852,638
LCI Industries[1]	20,348	2,105,815
Lear Corp.[1]	21,473	2,247,149
Visteon Corp.	10,364	1,110,606
		7,743,023
Automobiles—1.0%
Thor Industries, Inc.[1]	24,918	2,600,193

Banks—7.0%
Banc of California, Inc.	78,806	1,337,338
Bank of Hawaii Corp.	17,986	1,167,831
Columbia Banking System, Inc.	77,632	2,080,538
First Financial Bankshares, Inc.	27,237	841,351
First Horizon Corp.	82,500	1,762,200
First Interstate BancSystem, Inc., Class A	38,350	1,198,438
Flagstar Bank NA1	136,850	1,562,827
Glacier Bancorp, Inc.[1]	29,705	1,213,449
Independent Bank Corp.[1]	16,908	1,137,739
Prosperity Bancshares, Inc.[1]	20,420	1,344,044
Southstate Bank Corp.	14,220	1,260,603
Valley National Bancorp	121,000	1,315,270
Western Alliance Bancorp	18,270	1,413,184
		17,634,812
Beverages—0.4%
National Beverage Corp.*	28,383	972,685

Biotechnology—0.6%
United Therapeutics Corp.*	3,090	1,376,379

Building products—2.4%
Armstrong World Industries, Inc.	11,492	2,188,422
Builders FirstSource, Inc.*	7,143	829,802
Owens Corning	9,300	1,183,983
Zurn Elkay Water Solutions Corp.	40,444	1,905,317
		6,107,524
Capital markets—3.5%
Artisan Partners Asset Management, Inc., Class A1	25,739	1,123,765
Houlihan Lokey, Inc.	8,809	1,577,516
Invesco Ltd.	61,087	1,447,762
Jefferies Financial Group, Inc.	27,100	1,431,693
LPL Financial Holdings, Inc.	5,651	2,132,179
Virtus Investment Partners, Inc.	5,930	965,522
		8,678,437

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Chemicals—2.5%
Avient Corp.	27,300	$875,511
Axalta Coating Systems Ltd.*	35,700	1,016,379
HB Fuller Co.	24,339	1,396,328
Ingevity Corp.*	20,959	1,125,918
Mosaic Co.	38,972	1,069,781
Olin Corp.	40,638	841,207
		6,325,124
Commercial services & supplies—0.6%
Brink's Co.	12,450	1,383,942

Communications equipment—0.5%
F5, Inc.*	5,180	1,310,799

Construction & engineering—1.1%
EMCOR Group, Inc.	1,042	704,163
Valmont Industries, Inc.	4,762	1,968,753
		2,672,916
Consumer finance—1.2%
Bread Financial Holdings, Inc.[1]	17,700	1,108,905
Navient Corp.[1]	48,972	598,928
SLM Corp.[1]	43,453	1,166,713
		2,874,546
Consumer staples distribution & retail—2.6%
BJ's Wholesale Club Holdings, Inc.*	28,240	2,492,463
Casey's General Stores, Inc.	2,744	1,408,193
Dollar Tree, Inc.*	11,074	1,097,655
Performance Food Group Co.*	14,360	1,389,186
		6,387,497
Containers & packaging—1.6%
Crown Holdings, Inc.	13,226	1,285,303
Sealed Air Corp.[1]	35,708	1,196,575
Sonoco Products Co.[1]	34,675	1,406,765
		3,888,643
Distributors—0.6%
Pool Corp.	5,603	1,496,337

Diversified consumer services—0.5%
ADT, Inc.	144,000	1,272,960

Diversified REITs—0.7%
WP Carey, Inc.	25,665	1,693,890

Electric utilities—0.9%
Evergy, Inc.	16,950	1,301,929
Pinnacle West Capital Corp.[1]	12,100	1,071,092
		2,373,021
Electrical equipment—0.8%
Atkore, Inc.	8,665	600,051
Sensata Technologies Holding PLC[1]	44,123	1,404,435
		2,004,486
Electronic equipment, instruments & components—4.1%
Arrow Electronics, Inc.*	23,203	2,588,295
Avnet, Inc.	29,363	1,422,637

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Electronic equipment, instruments & components—(continued)
Belden, Inc.	9,474	$1,154,407
Flex Ltd.*	25,430	1,589,884
Jabil, Inc.	4,330	956,454
TD SYNNEX Corp.	7,095	1,110,296
Zebra Technologies Corp., Class A*	5,574	1,500,799
		10,322,772
Energy equipment & services—1.2%
Cactus, Inc., Class A	15,560	687,285
Patterson-UTI Energy, Inc.[1]	357,953	2,244,366
		2,931,651
Entertainment—0.9%
Cinemark Holdings, Inc.	39,100	1,056,091
Roku, Inc.*	10,975	1,164,777
		2,220,868
Financial services—2.0%
Essent Group Ltd.	20,468	1,239,747
Jack Henry & Associates, Inc.	10,570	1,574,296
Jackson Financial, Inc., Class A	11,175	1,126,551
Walker & Dunlop, Inc.	12,865	1,028,171
		4,968,765
Food products—0.4%
Post Holdings, Inc.*,1	8,900	924,977

Gas utilities—1.4%
National Fuel Gas Co.	12,988	1,024,883
UGI Corp.[1]	77,476	2,590,023
		3,614,906
Ground transportation—1.4%
Knight-Swift Transportation Holdings, Inc.	25,917	1,169,375
Landstar System, Inc.	9,293	1,193,500
Ryder System, Inc.	7,203	1,218,964
		3,581,839
Health care equipment & supplies—1.8%
Envista Holdings Corp.*	84,970	1,729,139
Globus Medical, Inc., Class A*	24,825	1,499,182
LivaNova PLC*	22,150	1,165,755
		4,394,076
Health care providers & services—2.2%
Acadia Healthcare Co., Inc.*,1	44,031	946,667
AMN Healthcare Services, Inc.*	29,767	586,112
CorVel Corp.*	14,447	1,068,356
Encompass Health Corp.	9,100	1,036,035
Molina Healthcare, Inc.*	4,070	622,954
Tenet Healthcare Corp.*	6,300	1,300,887
		5,561,011
Hotels, restaurants & leisure—2.2%
Caesars Entertainment, Inc.*,1	73,499	1,477,330
Marriott Vacations Worldwide Corp.[1]	15,281	1,008,240

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure—(continued)
Norwegian Cruise Line Holdings Ltd.*	52,075	$1,167,522
Wynn Resorts Ltd.	16,225	1,930,613
		5,583,705
Household durables—2.3%
Mohawk Industries, Inc.*	28,044	3,186,920
Newell Brands, Inc.	60,054	204,184
Taylor Morrison Home Corp.*	20,750	1,229,852
TopBuild Corp.*,1	2,793	1,179,987
		5,800,943
Household products—0.5%
WD-40 Co.	6,385	1,240,478

Independent power and renewable electricity producers—0.4%
Talen Energy Corp.*,1	2,460	983,459

Industrial REITs—0.7%
First Industrial Realty Trust, Inc.	33,250	1,838,060

Insurance—4.9%
Assurant, Inc.	4,982	1,054,789
Brighthouse Financial, Inc.*	14,555	830,654
Everest Group Ltd.	4,464	1,404,017
First American Financial Corp.	53,574	3,348,911
Lincoln National Corp.	27,575	1,158,150
RLI Corp.	15,850	934,516
Unum Group	16,757	1,230,299
W.R. Berkley Corp.	31,614	2,255,343
		12,216,679
IT services—1.1%
Amdocs Ltd.	17,222	1,451,126
EPAM Systems, Inc.*	8,473	1,385,674
		2,836,800
Leisure products—0.8%
Brunswick Corp.	13,656	902,798
Polaris, Inc.[1]	16,982	1,122,510
		2,025,308
Life sciences tools & services—0.8%
Charles River Laboratories International, Inc.*	6,165	1,110,132
Revvity, Inc.[1]	10,158	950,687
		2,060,819
Machinery—5.9%
Graco, Inc.	20,892	1,708,339
ITT, Inc.	8,365	1,548,110
JBT Marel Corp.	8,593	1,083,577
Kadant, Inc.	4,896	1,354,527
Oshkosh Corp.	11,000	1,356,190
Pentair PLC	10,100	1,074,135
RBC Bearings, Inc.*	5,686	2,436,622
Terex Corp.[1]	20,500	943,410
Timken Co.	16,110	1,264,796

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Machinery—(continued)
Toro Co.	25,679	$1,918,992
		14,688,698
Marine transportation—0.5%
Kirby Corp.*	12,090	1,251,073

Media—0.5%
Nexstar Media Group, Inc.[1]	6,111	1,196,106

Metals & mining—2.2%
Alcoa Corp.	80,637	2,966,635
Commercial Metals Co.	25,050	1,486,968
Reliance, Inc.	3,384	955,743
		5,409,346
Mortgage real estate investment—1.0%
AGNC Investment Corp.[1]	119,500	1,195,000
Annaly Capital Management, Inc.	61,300	1,297,721
		2,492,721
Office REITs—1.1%
Highwoods Properties, Inc.	39,671	1,135,781
Kilroy Realty Corp.[1]	36,925	1,560,081
		2,695,862
Oil, gas & consumable fuels—3.3%
Antero Resources Corp.*	31,155	963,001
California Resources Corp.	26,968	1,272,081
Chord Energy Corp.	11,900	1,079,568
Core Natural Resources, Inc.[1]	10,075	795,925
DHT Holdings, Inc.	62,878	835,020
Murphy Oil Corp.[1]	40,072	1,134,038
Permian Resources Corp.	59,636	749,028
Scorpio Tankers, Inc.	23,525	1,451,492
		8,280,153
Passenger airlines—1.0%
Alaska Air Group, Inc.*,1	29,914	1,248,311
SkyWest, Inc.*	11,302	1,135,625
		2,383,936
Pharmaceuticals—1.7%
Jazz Pharmaceuticals PLC*	14,592	2,008,443
Perrigo Co. PLC[1]	34,800	721,752
Prestige Consumer Healthcare, Inc.*	23,669	1,434,341
		4,164,536
Professional services—5.4%
Broadridge Financial Solutions, Inc.	6,003	1,323,061
CACI International, Inc., Class A*,1	6,775	3,809,244
Insperity, Inc.	28,462	1,255,743
Jacobs Solutions, Inc.	7,522	1,172,003
Korn Ferry	34,510	2,232,797
ManpowerGroup, Inc.[1]	50,216	1,539,623
TransUnion	26,833	2,178,303
		13,510,774

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(concluded)
Real estate management & development—0.7%
Cushman & Wakefield PLC*	119,000	$1,868,300

Residential REITs—0.6%
Camden Property Trust	15,335	1,525,526

Retail REITs—0.6%
Federal Realty Investment Trust	16,150	1,553,468

Semiconductors & semiconductor equipment—3.3%
Axcelis Technologies, Inc.*	14,838	1,180,511
Ichor Holdings Ltd.*	38,671	877,058
MKS, Inc.[1]	11,315	1,626,079
Onto Innovation, Inc.*	12,291	1,658,793
Qorvo, Inc.*	17,032	1,616,678
Synaptics, Inc.*	18,247	1,294,442
		8,253,561
Specialized REITs—1.2%
Gaming & Leisure Properties, Inc.	35,400	1,580,964
Lamar Advertising Co., Class A1	12,190	1,445,612
		3,026,576
Specialty retail—3.6%
Academy Sports & Outdoors, Inc.	28,087	1,345,086
Bath & Body Works, Inc.	87,266	2,136,272
Murphy USA, Inc.	3,430	1,228,626
Sally Beauty Holdings, Inc.*,1	91,500	1,382,565
Victoria's Secret & Co.*,1	85,039	2,997,625
		9,090,174
Textiles, apparel & luxury goods—1.5%
Capri Holdings Ltd.*	109,038	2,262,538
Carter's, Inc.[1]	10,956	344,018
Steven Madden Ltd.[1]	34,450	1,168,200
		3,774,756
Trading companies & distributors—2.9%
Boise Cascade Co.	19,029	1,341,354
Watsco, Inc.[1]	4,449	1,637,277
WESCO International, Inc.	16,790	4,357,508
		7,336,139
Total common stocks (cost—$225,933,264)		248,051,376

Short term investments—1.0%
Investment companies—1.0%
State Street Institutional U.S. Government Money Market Fund, 4.014%[2] (cost—$2,498,999)	2,498,999	2,498,999

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

Investment of cash collateral from securities loaned—8.6%
Money market funds—8.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.027%[2] (cost $21,486,885)	21,486,885	$21,486,885
Total Investments (cost—$249,919,148)[3]—108.7%		272,037,260
Liabilities in excess of other assets—(8.7)%		(21,685,465)
Net Assets—100.0%		$250,351,795

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$248,051,376	$—	$—	$248,051,376
Short-term investments	2,498,999	—	—	2,498,999
Investment of cash collateral from securities loaned	21,486,885	—	—	21,486,885
Total	$272,037,260	$—	$—	$272,037,260

At October 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rate shown reflects yield at October 31, 2025.
3	Includes $38,964,789 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $21,486,885 and non-cash collateral of $17,908,361.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—99.5%
Aerospace & defense—1.5%
Axon Enterprise, Inc.*	614	$449,589
Carpenter Technology Corp.	3,336	1,053,842
Kratos Defense & Security Solutions, Inc.*	4,828	437,417
Mercury Systems, Inc.*	11,562	895,015
TAT Technologies Ltd.*	19,997	839,874
		3,675,737
Automobile components—0.2%
Modine Manufacturing Co.*	4,067	623,105

Banks—0.4%
First Internet Bancorp	1,800	31,932
Live Oak Bancshares, Inc.	11,437	356,148
Popular, Inc.	5,287	589,342
		977,422
Beverages—0.4%
Vita Coco Co., Inc.*	21,020	865,604
Zevia PBC, Class A*	12,400	29,264
		894,868
Biotechnology—7.2%
ACADIA Pharmaceuticals, Inc.*	4,113	93,365
ADMA Biologics, Inc.*	13,969	216,240
Aduro Biotech, Inc.*,1,2	9,389	0
Akebia Therapeutics, Inc.*	36,441	80,535
Aldeyra Therapeutics, Inc.*	52,300	265,161
Alector, Inc.*	80,973	119,030
AnaptysBio, Inc.*	26,298	961,981
Arcturus Therapeutics Holdings, Inc.*,3	22,726	226,578
Arcus Biosciences, Inc.*	40,406	796,806
Aurinia Pharmaceuticals, Inc.*	54,962	723,850
BioCryst Pharmaceuticals, Inc.*	68,231	499,451
CareDx, Inc.*	26,922	403,830
Cartesian Therapeutics, Inc.*	1,000	8,170
Cogent Biosciences, Inc.*	38,157	621,959
Day One Biopharmaceuticals, Inc.*	6,089	45,302
Dynavax Technologies Corp.*	22,469	230,532
Exagen, Inc.*	45,502	531,008
Exelixis, Inc.*	43,525	1,683,112
Foghorn Therapeutics, Inc.*,3	2,543	11,215
Gossamer Bio, Inc.*,3	111,896	274,145
Halozyme Therapeutics, Inc.*	24,702	1,610,323
Humacyte, Inc.*	42,535	71,033
Inovio Pharmaceuticals, Inc.*,3	28,381	66,695
Insmed, Inc.*	5,704	1,081,478
Ironwood Pharmaceuticals, Inc.*	89,422	171,690
Madrigal Pharmaceuticals, Inc.*	1,099	460,371
MannKind Corp.*	70,440	393,760
MDxHealth SA*	46,204	227,324
Mirum Pharmaceuticals, Inc.*,3	8,112	589,337

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Biotechnology—(continued)
Neurocrine Biosciences, Inc.*	5,561	$796,391
Novavax, Inc.*,3	12,118	101,791
Prothena Corp. PLC*	17,450	187,588
Rigel Pharmaceuticals, Inc.*	5,228	165,100
Sarepta Therapeutics, Inc.*	29,600	710,696
Travere Therapeutics, Inc.*	59,393	2,088,258
Twist Bioscience Corp.*	24,086	792,189
Ultragenyx Pharmaceutical, Inc.*	26,233	907,662
UroGen Pharma Ltd.*,3	5,382	110,170
		18,324,126
Broadline retail—0.1%
Etsy, Inc.*	3,246	201,252
Groupon, Inc.*,3	5,434	109,386
		310,638
Building products—2.2%
AAON, Inc.[3]	15,288	1,504,186
Armstrong World Industries, Inc.	1,130	215,186
CSW Industrials, Inc.	7,432	1,861,121
Insteel Industries, Inc.	8,686	271,351
Simpson Manufacturing Co., Inc.	8,964	1,582,146
Tecogen, Inc.*	12,310	122,854
		5,556,844
Capital markets—0.9%
Acadian Asset Management, Inc.	20,580	989,898
Federated Hermes, Inc.[3]	6,180	299,606
Perella Weinberg Partners	18,079	337,716
Piper Sandler Cos.	2,091	667,573
		2,294,793
Commercial services & supplies—2.0%
ACV Auctions, Inc., Class A*	162,122	1,470,447
CECO Environmental Corp.*	10,639	520,141
RB Global, Inc.[3]	28,378	2,815,665
Tetra Tech, Inc.	8,142	260,381
		5,066,634
Communications equipment—2.0%
Calix, Inc.*	20,985	1,435,794
Ciena Corp.*	1,692	321,345
Extreme Networks, Inc.*	30,314	576,572
Inseego Corp.*,3	3,000	49,920
Lumentum Holdings, Inc.*	12,822	2,584,402
		4,968,033
Construction & engineering—6.2%
Argan, Inc.	6,091	1,865,125
Comfort Systems USA, Inc.	3,222	3,111,099
EMCOR Group, Inc.	3,058	2,066,535
MasTec, Inc.*	7,218	1,473,627
MYR Group, Inc.*	8,543	1,859,811
Primoris Services Corp.	20,051	2,837,617

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Construction & engineering—(continued)
Sterling Infrastructure, Inc.*	3,509	$1,326,051
WillScot Holdings Corp.[3]	50,689	1,102,486
		15,642,351
Consumer finance—2.3%
Ally Financial, Inc.	36,426	1,419,521
Atlanticus Holdings Corp.*,3	2,772	152,765
Dave, Inc.*	9,642	2,307,523
LendingTree, Inc.*	11,142	713,088
NerdWallet, Inc., Class A*	26,488	309,115
Regional Management Corp.	2,648	104,199
SoFi Technologies, Inc.*,3	30,338	900,432
		5,906,643
Consumer staples distribution & retail—0.4%
Sprouts Farmers Market, Inc.*	11,965	944,756

Containers & packaging—0.1%
Ardagh Metal Packaging SA3	92,094	328,776

Diversified consumer services—2.3%
Adtalem Global Education, Inc.*	1,936	189,767
Carriage Services, Inc.	607	27,133
Duolingo, Inc.*	3,954	1,070,110
Grand Canyon Education, Inc.*	20,612	3,881,240
Lincoln Educational Services Corp.*	8,154	158,351
Stride, Inc.*	2,479	168,671
Udemy, Inc.*	70,654	402,374
		5,897,646
Diversified telecommunication services—0.2%
Bandwidth, Inc., Class A*	19,394	313,213
IDT Corp., Class B	6,095	308,773
		621,986
Electric utilities—0.0%†
Genie Energy Ltd., Class B	4,984	75,009

Electrical equipment—1.8%
Amprius Technologies, Inc.*	39,314	553,934
Bloom Energy Corp., Class A*,3	2,549	336,876
Electrovaya, Inc.*,3	41,391	267,800
Enovix Corp.*,3	20,720	248,433
Fluence Energy, Inc.*	29,381	617,001
NEXTracker, Inc., Class A*	11,580	1,172,127
Powell Industries, Inc.[3]	3,417	1,310,044
Power Solutions International, Inc.*,3	856	73,291
		4,579,506
Electronic equipment, instruments & components—2.3%
Advanced Energy Industries, Inc.	2,876	583,051
Aeva Technologies, Inc.*,3	3,237	52,893
Celestica, Inc.*	910	313,477
Cognex Corp.	38,115	1,577,580
Evolv Technologies Holdings, Inc.*	68,032	526,568
Jabil, Inc.	4,191	925,750

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Electronic equipment, instruments & components—(continued)
LightPath Technologies, Inc., Class A*,3	114,575	$994,511
Napco Security Technologies, Inc.	16,408	724,413
		5,698,243
Energy equipment & services—0.1%
DMC Global, Inc.*	8,000	64,480
Natural Gas Services Group, Inc.	4,155	115,675
		180,155
Entertainment—1.1%
CuriosityStream, Inc.[3]	88,622	384,619
Madison Square Garden Entertainment Corp.*	19,116	844,163
Roku, Inc.*	13,618	1,445,278
		2,674,060
Financial services—0.8%
Marqeta, Inc., Class A*	174,905	792,320
Payoneer Global, Inc.*	142,400	824,496
Paysign, Inc.*	12,600	65,079
Priority Technology Holdings, Inc.*,3	22,574	157,115
Sezzle, Inc.*,3	1,988	130,313
		1,969,323
Food products—1.2%
Calavo Growers, Inc.	11,367	252,461
Freshpet, Inc.*	34,733	1,709,211
Mama's Creations, Inc.*,3	92,835	983,123
		2,944,795
Ground transportation—0.7%
Lyft, Inc., Class A*	65,778	1,345,818
U-Haul Holding Co.*	4,717	250,756
Werner Enterprises, Inc.	8,988	235,485
		1,832,059
Health care equipment & supplies—3.3%
Accuray, Inc.*,3	32,330	45,585
Artivion, Inc.*	7,743	351,300
Axogen, Inc.*	18,053	401,138
Beta Bionics, Inc.*	31,614	860,533
Bioventus, Inc., Class A*,3	6,400	41,920
Glaukos Corp.*	23,691	2,086,466
Inspire Medical Systems, Inc.*	7,220	520,418
iRadimed Corp.	10,490	805,737
iRhythm Technologies, Inc.*	3,635	680,835
KORU Medical Systems, Inc.*,3	41,232	163,279
Lantheus Holdings, Inc.*	12,614	727,702
Novocure Ltd.*	13,009	166,645
OrthoPediatrics Corp.*	20,157	339,444
Owlet, Inc.*	30,668	285,212
Pulmonx Corp.*,3	11,500	23,000
SI-BONE, Inc.*,3	9,931	147,277

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Health care equipment & supplies—(continued)
Tandem Diabetes Care, Inc.*	54,909	$768,726
		8,415,217
Health care providers & services—6.3%
agilon health, Inc.*	191,721	152,706
Astrana Health, Inc.*,3	20,758	647,857
Aveanna Healthcare Holdings, Inc.*	16,244	147,008
Chemed Corp.	3,837	1,654,898
Ensign Group, Inc.	18,352	3,305,195
GeneDx Holdings Corp.*	13,377	1,831,445
Guardant Health, Inc.*	16,971	1,578,642
LifeStance Health Group, Inc.*	68,200	334,180
Molina Healthcare, Inc.*	1,898	290,508
Option Care Health, Inc.*	47,246	1,229,813
PACS Group, Inc.*	29,582	357,351
Pennant Group, Inc.*	50,082	1,238,528
Privia Health Group, Inc.*	126,979	3,085,590
		15,853,721
Health care technology—2.4%
Claritev Corp.*	1,080	70,308
Doximity, Inc., Class A*	58,684	3,873,144
GoodRx Holdings, Inc., Class A*	55,178	185,950
HealthStream, Inc.	3,540	87,084
OptimizeRx Corp.*,3	50,701	1,038,864
Phreesia, Inc.*	34,202	774,333
		6,029,683
Hotels, restaurants & leisure—3.1%
Brinker International, Inc.*	195	21,189
Cava Group, Inc.*,3	4,819	258,925
First Watch Restaurant Group, Inc.*	80,522	1,327,808
Genius Sports Ltd.*	95,839	1,079,147
Monarch Casino & Resort, Inc.	4,423	398,380
Rush Street Interactive, Inc.*	102,614	1,740,333
Sportradar Group AG, Class A*	6,740	172,611
Super Group SGHC Ltd.	139,697	1,508,728
Wingstop, Inc.[3]	5,692	1,233,058
		7,740,179
Household durables—1.6%
Cavco Industries, Inc.*	3,150	1,668,870
Installed Building Products, Inc.	952	236,315
Lovesac Co.*,3	18,135	251,532
SharkNinja, Inc.*	5,152	440,496
Sonos, Inc.*	77,580	1,332,049
		3,929,262
Household products—0.3%
WD-40 Co.	3,656	710,288

Insurance—4.1%
American Coastal Insurance Corp.	3,924	46,460
AMERISAFE, Inc.	1,500	60,120

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Insurance—(continued)
Crawford & Co., Class A	1,158	$12,541
Everest Group Ltd.	2,326	731,573
Goosehead Insurance, Inc., Class A3	19,430	1,334,258
HCI Group, Inc.	2,505	511,045
Heritage Insurance Holdings, Inc.*	11,420	269,855
Hippo Holdings, Inc.*,3	9,793	360,186
Kinsale Capital Group, Inc.	9,691	3,871,264
Oscar Health, Inc., Class A*,3	39,226	706,068
RLI Corp.	9,332	550,215
Root, Inc., Class A*,3	855	68,845
Selectquote, Inc.*	9,000	18,720
Skyward Specialty Insurance Group, Inc.*	7,444	339,372
Trupanion, Inc.*	460	18,395
TWFG, Inc.*,3	42,938	1,045,970
Universal Insurance Holdings, Inc.	10,122	311,960
		10,256,847
Interactive media & services—0.6%
Grindr, Inc.*,3	25,753	356,937
MediaAlpha, Inc., Class A*	36,322	463,105
Travelzoo*,3	8,380	70,560
TripAdvisor, Inc.*	5,300	85,118
Yelp, Inc.*	5,233	172,584
ZipRecruiter, Inc., Class A*	78,100	363,165
		1,511,469
IT services—1.6%
Commerce.com, Inc.*,3	38,241	177,056
DigitalOcean Holdings, Inc.*	35,258	1,433,590
Globant SA*,3	19,854	1,222,609
Grid Dynamics Holdings, Inc.*	111,038	1,037,095
Rackspace Technology, Inc.*	6,000	9,600
Unisys Corp.*	32,493	116,000
VTEX, Class A*,3	34,666	155,651
		4,151,601
Leisure products—0.1%
Latham Group, Inc.*	50,429	365,610

Life sciences tools & services—4.7%
10X Genomics, Inc., Class A*,3	57,205	780,276
Adaptive Biotechnologies Corp.*	53,261	924,611
Bio-Techne Corp.[3]	27,134	1,697,774
Codexis, Inc.*,3	66,004	156,430
CryoPort, Inc.*	20,140	186,094
Ginkgo Bioworks Holdings, Inc.*	7,643	99,283
Medpace Holdings, Inc.*	7,247	4,238,843
OmniAb, Inc.*	20,100	31,155
Repligen Corp.*	15,774	2,351,272
Stevanato Group SpA[3]	52,387	1,321,200
		11,786,938

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Machinery—2.5%
Atmus Filtration Technologies, Inc.	165	$7,504
Energy Recovery, Inc.*	21,737	371,920
ESCO Technologies, Inc.	1,489	326,791
Graham Corp.*	21,617	1,346,523
Hillman Solutions Corp.*	157,041	1,447,918
Kadant, Inc.	8,842	2,446,228
Mayville Engineering Co., Inc.*,3	7,781	138,657
Perma-Pipe International Holdings, Inc.*,3	9,442	261,732
		6,347,273
Media—0.5%
DoubleVerify Holdings, Inc.*	76,943	875,612
Ibotta, Inc., Class A*,3	6,846	220,852
Magnite, Inc.*,3	8,165	145,990
		1,242,454
Metals & mining—0.7%
MP Materials Corp.*,3	4,618	291,350
U.S. Antimony Corp.*,3	84,258	679,962
USA Rare Earth, Inc.*	43,554	847,125
		1,818,437
Mortgage real estate investment—0.0%†
Angel Oak Mortgage REIT, Inc.[3]	7,000	63,490

Oil, gas & consumable fuels—1.0%
Comstock Resources, Inc.*,3	23,810	446,437
CVR Energy, Inc.*	31,606	1,124,858
Delek U.S. Holdings, Inc.	4,910	185,402
Par Pacific Holdings, Inc.*	11,849	473,723
World Kinect Corp.	8,370	216,364
		2,446,784
Paper & forest products—0.2%
Sylvamo Corp.	15,014	609,568

Personal care products—0.2%
Beauty Health Co.*,3	71,280	101,930
elf Beauty, Inc.*	1,859	227,058
Herbalife Ltd.*	20,776	166,208
Lifevantage Corp.[3]	7,961	65,201
Nature's Sunshine Products, Inc.*	2,175	29,319
		589,716
Pharmaceuticals—2.5%
Arvinas, Inc.*	6,814	69,094
Biote Corp., Class A*,3	5,500	15,785
Corcept Therapeutics, Inc.*	3,645	267,798
Eton Pharmaceuticals, Inc.*,3	18,840	339,308
Harrow, Inc.*,3	3,845	145,226
Indivior PLC*	58,042	1,704,694
LENZ Therapeutics, Inc.*,3	24,825	737,799
Ligand Pharmaceuticals, Inc.*,3	5,528	1,057,562
Ocular Therapeutix, Inc.*	34,263	399,507

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Pharmaceuticals—(continued)
Pacira BioSciences, Inc.*	12,696	$271,440
Phibro Animal Health Corp., Class A	10,100	424,806
SIGA Technologies, Inc.	23,023	190,630
Tarsus Pharmaceuticals, Inc.*	4,056	279,093
Xeris Biopharma Holdings, Inc.*	39,543	383,567
		6,286,309
Professional services—3.9%
Barrett Business Services, Inc.	30,807	1,246,759
CRA International, Inc.	2,291	436,413
Exponent, Inc.	23,595	1,670,762
Franklin Covey Co.*,3	6,871	116,669
Insperity, Inc.	15,790	696,655
KBR, Inc.	20,773	889,915
Kforce, Inc.	14,393	364,143
Legalzoom.com, Inc.*	91,779	915,037
Paylocity Holding Corp.*	18,929	2,674,100
RCM Technologies, Inc.*,3	940	21,714
TriNet Group, Inc.	12,429	745,740
		9,777,907
Real estate management & development—0.7%
Compass, Inc., Class A*	122,258	942,609
eXp World Holdings, Inc.[3]	41,537	425,339
Real Brokerage, Inc.*	98,567	366,669
		1,734,617
Retail REITs—0.2%
Saul Centers, Inc.	2,080	61,589
Tanger, Inc.	14,644	476,808
		538,397
Semiconductors & semiconductor equipment—3.8%
Aeluma, Inc.*	9,070	147,932
Ambarella, Inc.*	13,717	1,169,100
Credo Technology Group Holding Ltd.*	21,758	4,082,236
Impinj, Inc.*	2,095	423,525
Power Integrations, Inc.[3]	25,481	1,067,399
Rambus, Inc.*	3,880	399,019
Silicon Laboratories, Inc.*	4,364	572,033
SiTime Corp.*,3	4,806	1,392,010
SolarEdge Technologies, Inc.*,3	3,606	126,535
Tower Semiconductor Ltd.*	2,571	218,972
		9,598,761
Software—13.4%
Agilysys, Inc.*	13,104	1,644,028
Alarm.com Holdings, Inc.*	32,928	1,620,716
Alkami Technology, Inc.*,3	52,782	1,070,947
Allot Ltd.*	17,789	171,308
Appfolio, Inc., Class A*	6,245	1,588,915
Appian Corp., Class A*	22,788	682,045

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Software—(continued)
Arteris, Inc.*	11,480	$156,243
Asana, Inc., Class A*,3	47,627	669,159
AudioEye, Inc.*,3	7,650	117,580
BlackLine, Inc.*	26,436	1,513,461
CCC Intelligent Solutions Holdings, Inc.*,3	266,366	2,322,711
Clear Secure, Inc., Class A	4,387	133,672
Clearwater Analytics Holdings, Inc., Class A*	62,246	1,145,949
Core Scientific, Inc.*	30,409	655,010
Descartes Systems Group, Inc.*	28,241	2,491,139
Dropbox, Inc., Class A*	50,298	1,458,642
D-Wave Quantum, Inc.*,3	7,092	262,829
InterDigital, Inc.[3]	4,910	1,777,224
Jamf Holding Corp.*	74,668	959,484
JFrog Ltd.*	17,690	839,921
Life360, Inc.*,3	5,340	527,111
Manhattan Associates, Inc.*	9,424	1,715,828
Pegasystems, Inc.	23,997	1,527,409
Porch Group, Inc.*	47,439	713,957
Rapid7, Inc.*	27,519	509,377
Red Violet, Inc.	25,322	1,358,019
Rimini Street, Inc.*	6,215	24,736
RingCentral, Inc., Class A*	43,525	1,310,973
SEMrush Holdings, Inc., Class A*	14,809	107,513
SPS Commerce, Inc.*	22,478	1,848,591
Weave Communications, Inc.*	26,363	195,350
Workiva, Inc.*	34,020	2,892,040
		34,011,887
Specialty retail—3.7%
Boot Barn Holdings, Inc.*	5,795	1,099,022
Five Below, Inc.*	35,186	5,533,702
Floor & Decor Holdings, Inc., Class A*,3	18,822	1,175,999
Genesco, Inc.*	4,728	137,159
Stitch Fix, Inc., Class A*	30,900	129,471
ThredUp, Inc., Class A*	16,451	144,604

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(concluded)
Specialty retail—(concluded)
Wayfair, Inc., Class A*,3	9,940	$1,028,890
		9,248,847
Technology hardware, storage & peripherals—0.1%
CPI Card Group, Inc.*	2,088	32,657
IonQ, Inc.*,3	4,735	295,369
		328,026
Textiles, apparel & luxury goods—0.2%
Figs, Inc., Class A*	72,820	543,237

Trading companies & distributors—1.4%
FTAI Aviation Ltd.	3,907	675,520
Global Industrial Co.	7,116	202,237
Karat Packaging, Inc.	4,488	107,802
NPK International, Inc.*	106,832	1,314,033
Transcat, Inc.*,3	18,474	1,342,136
		3,641,728
Total common stocks (cost—$227,501,248)		251,565,761

Short term investments—0.7%
Investment companies—0.7%
State Street Institutional U.S. Government Money Market Fund, 4.014%[4] (cost—$1,862,131)	1,862,131	1,862,131

Investment of cash collateral from securities loaned—7.0%
Money market funds—7.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.027%[4] (cost $17,729,313)	17,729,313	17,729,313
Total Investments (cost—$247,092,692)[5]—107.2%		271,157,205
Liabilities in excess of other assets—(7.2)%		(18,316,237)
Net Assets—100.0%		$252,840,968

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$251,565,761	$—	$0	$251,565,761
Short-term investments	1,862,131	—	—	1,862,131
Investment of cash collateral from securities loaned	17,729,313	—	—	17,729,313
Total	$271,157,205	$—	$0	$271,157,205

At October 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
2	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
3	Security, or portion thereof, was on loan at the period end.
4	Rate shown reflects yield at October 31, 2025.
5	Includes $31,594,556 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $17,729,313 and non-cash collateral of $14,564,868.

PACE International Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—111.6%
Australia—3.5%
Aristocrat Leisure Ltd.[1]	10,041	$416,198
Aurizon Holdings Ltd.	1,611,972	3,617,666
Coles Group Ltd.[1]	165,780	2,391,760
Computershare Ltd.[1]	131,215	3,139,680
Fortescue Ltd.[1]	226,610	3,156,688
Insurance Australia Group Ltd.[2]	357,305	1,837,547
Macquarie Group Ltd.[1]	3,175	454,037
Northern Star Resources Ltd.[1]	302,957	4,878,311
Qantas Airways Ltd.[1]	188,646	1,258,997
REA Group Ltd.[1,2]	7,763	1,082,355
Rio Tinto PLC[1]	4,138	298,224
Sonic Healthcare Ltd.[1]	2,356	32,619
South32 Ltd.	755,994	1,568,030
Stockland[1]	53,311	220,102
Wesfarmers Ltd.[1]	32,438	1,782,831
		26,135,045
Austria—0.9%
ANDRITZ AG	48,881	3,696,080
Erste Group Bank AG	20,851	2,157,043
Verbund AG	13,394	1,033,614
		6,886,737
Belgium—0.3%
UCB SA	7,353	1,885,784

Canada—2.6%
Brookfield Renewable Corp.[2]	151,936	6,572,751
Canadian Pacific Kansas City Ltd.	51,571	3,710,533
Constellation Software, Inc.	2,029	5,339,704
Fairfax Financial Holdings Ltd.	2,165	3,514,955
		19,137,943
China—3.3%
Alibaba Group Holding Ltd., ADR[2]	21,958	3,742,302
BOC Hong Kong Holdings Ltd.	598,500	2,940,684
KE Holdings, Inc., ADR[2]	180,760	3,081,958
Prosus NV	96,049	6,634,903
SITC International Holdings Co. Ltd.	451,000	1,661,095
Wharf Holdings Ltd.	196,000	515,063
Wuxi Biologics Cayman, Inc.*,3	735,562	3,426,700
Yangzijiang Shipbuilding Holdings Ltd.	887,800	2,400,934
		24,403,639
Denmark—2.9%
Coloplast AS, Class B	40,131	3,627,241
Genmab AS*	18,827	5,340,993
Novo Nordisk AS, ADR	97,086	4,801,874
Novo Nordisk AS, Class B1	55,747	2,718,537
Vestas Wind Systems AS	252,065	5,133,544
		21,622,189

PACE International Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Finland—2.6%
Neste OYJ[1,2]	128,996	$2,669,680
Nordea Bank Abp	347,510	5,934,258
Orion OYJ, Class B	27,469	1,917,143
UPM-Kymmene OYJ[2]	163,551	4,388,677
Wartsila OYJ Abp	130,815	4,277,740
		19,187,498
France—8.8%
Air Liquide SA1	6,220	1,203,900
Airbus SE1,2	19,401	4,772,171
Arkema SA	1,616	95,928
AXA SA1	18,299	793,705
Bouygues SA	140,646	6,343,584
Capgemini SE	44,499	6,847,452
Carrefour SA	226,815	3,411,770
Cie de Saint-Gobain SA	3,571	346,000
Covivio SA1	4,944	316,848
Credit Agricole SA	14,714	265,256
Edenred SE1,2	6,635	190,660
Eiffage SA	11,537	1,418,910
Engie SA1	22,635	529,632
Hermes International SCA[1]	612	1,515,951
Ipsen SA	2,986	419,213
Kering SA	8,331	2,946,117
Klepierre SA1	45,817	1,750,155
L'Oreal SA1	76	31,769
LVMH Moet Hennessy Louis Vuitton SE1	2,602	1,835,808
Pernod Ricard SA2	65,663	6,430,322
Publicis Groupe SA1	8,586	859,029
Safran SA	34,330	12,183,750
Societe Generale SA	9,451	597,628
Thales SA	3,418	972,726
TotalEnergies SE1	12,497	777,132
Unibail-Rodamco-Westfield*,1	4,818	497,813
Vinci SA	63,339	8,461,593
		65,814,822
Germany—7.3%
Allianz SE, Registered Shares	20,000	8,027,055
Aumovio SE*	15,885	682,957
Bayerische Motoren Werke AG1	16,822	1,565,151
Continental AG	31,770	2,397,857
Daimler Truck Holding AG	16,925	677,144
Deutsche Post AG	129,968	5,962,343
Deutsche Telekom AG, Registered Shares[1]	154,503	4,788,783
Evonik Industries AG	210,815	3,530,731
Fresenius Medical Care AG1	51,965	2,788,826
Hannover Rueck SE	5,590	1,594,076
Knorr-Bremse AG	4,279	397,535

PACE International Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Germany—(continued)
Mercedes-Benz Group AG1	56,563	$3,664,743
Merck KGaA	60,581	7,922,065
MTU Aero Engines AG	3,722	1,622,111
SAP SE1	2,245	580,809
Siemens Energy AG*	7,934	981,272
Talanx AG	21,871	2,659,614
Vonovia SE1	160,623	4,822,952
		54,666,024
Hong Kong—1.3%
AIA Group Ltd.[1]	773,400	7,509,511
Link REIT[1]	107,900	562,096
Techtronic Industries Co. Ltd.	88,000	1,028,293
Wharf Real Estate Investment Co. Ltd.[1]	117,000	332,756
		9,432,656
India—1.1%
HDFC Bank Ltd., ADR	133,032	4,818,419
Tata Consultancy Services Ltd.	100,192	3,451,423
		8,269,842
Indonesia—0.9%
Bank Rakyat Indonesia Persero Tbk. PT	12,508,609	2,993,642
Jardine Matheson Holdings Ltd.	68,400	4,018,500
		7,012,142
Ireland—0.1%
AerCap Holdings NV	3,126	407,130

Israel—2.0%
Bank Hapoalim BM	266,355	5,407,769
Bank Leumi Le-Israel BM	251,354	5,107,761
Israel Discount Bank Ltd., Class A	436,311	4,360,113
Mizrahi Tefahot Bank Ltd.	2,703	175,790
		15,051,433
Italy—6.0%
Banco BPM SpA	161,519	2,346,734
Coca-Cola HBC AG1	51,058	2,316,766
Enel SpA	891,308	9,012,056
Eni SpA	113,788	2,091,179
Ferrari NV1	1,040	415,369
FinecoBank Banca Fineco SpA[2]	198,095	4,523,301
Intesa Sanpaolo SpA	626,323	4,025,489
Prysmian SpA[2]	8,579	888,193
Recordati Industria Chimica e Farmaceutica SpA[2]	25,228	1,497,571
Ryanair Holdings PLC, ADR	75,601	4,723,551
Snam SpA[2]	1,229,992	7,582,129
UniCredit SpA	72,299	5,335,969
		44,758,307

PACE International Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Japan—26.5%
Advantest Corp.	20,500	$3,077,461
Aisin Corp.[2]	42,800	770,544
ANA Holdings, Inc.	57,400	1,076,041
Asahi Kasei Corp.[1]	99,900	766,542
Asics Corp.[1]	9,000	230,271
Bandai Namco Holdings, Inc.[1]	30,900	962,830
Canon, Inc.[1]	43,000	1,236,902
Capcom Co. Ltd.[1]	1,000	26,176
Central Japan Railway Co.[1]	78,100	1,908,537
Chugai Pharmaceutical Co. Ltd.	10,400	475,697
Daifuku Co. Ltd.[2]	85,500	2,734,047
Dai-ichi Life Holdings, Inc.[1]	107,800	758,958
Daiichi Sankyo Co. Ltd.	155,500	3,702,093
Denso Corp.[1]	86,600	1,214,625
Disco Corp.	5,200	1,741,431
ENEOS Holdings, Inc.[1]	93,400	589,576
FANUC Corp.	158,530	5,049,794
Fuji Electric Co. Ltd.	26,000	1,865,940
FUJIFILM Holdings Corp.	265,800	6,174,577
Fujikura Ltd.	9,300	1,277,536
Fujitsu Ltd.	200,300	5,239,175
Hitachi Ltd.	165,500	5,711,044
Honda Motor Co. Ltd.[1]	478,000	4,838,622
Hoshizaki Corp.	13,800	486,237
Hulic Co. Ltd.[1]	47,700	492,136
Idemitsu Kosan Co. Ltd.[1,2]	98,100	682,072
Inpex Corp.[1]	27,200	501,429
Isuzu Motors Ltd.	64,600	794,348
ITOCHU Corp.[1]	100	5,795
Japan Airlines Co. Ltd.[1]	51,800	933,751
Japan Exchange Group, Inc.[1]	90,800	1,019,003
Japan Post Bank Co. Ltd.	3,200	35,881
Kansai Electric Power Co., Inc.	217,500	3,397,776
Kao Corp.[1]	19,000	803,841
KDDI Corp.[2]	587,500	9,383,760
Keyence Corp.	13,416	4,994,328
Komatsu Ltd.	102,700	3,442,659
Konami Group Corp.[1,2]	18,700	3,123,340
Lasertec Corp.[2]	15,800	2,912,712
LY Corp.[1]	856,500	2,517,647
Makita Corp.	53,700	1,629,363
MatsukiyoCocokara & Co.	76,600	1,388,005
Minebea Mitsumi, Inc.[2]	231,300	4,586,677
Mitsubishi Chemical Group Corp.	3,000	15,692
Mitsubishi Electric Corp.	245,700	6,882,661
Mitsubishi UFJ Financial Group, Inc.	88,000	1,330,478
Mitsui Fudosan Co. Ltd.[1]	73,100	759,650
MS&AD Insurance Group Holdings, Inc.[1]	64,000	1,323,107

PACE International Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Japan—(continued)
Nexon Co. Ltd.[1]	28,400	$580,494
NIDEC Corp.[2]	161,000	1,967,186
Nippon Building Fund, Inc.[1,2]	1,495	1,379,463
Nippon Yusen KK1,2	54,000	1,867,977
Nitto Denko Corp.[1,2]	120,200	3,005,975
NTT, Inc.	3,223,800	3,313,542
Obayashi Corp.	183,500	3,110,129
Otsuka Holdings Co. Ltd.	96,600	5,249,033
Panasonic Holdings Corp.	567,500	6,622,859
Recruit Holdings Co. Ltd.[1]	113,794	5,691,546
Renesas Electronics Corp.	21,800	270,325
Resona Holdings, Inc.	15,800	153,120
Sanrio Co. Ltd.[1]	18,100	840,579
SCREEN Holdings Co. Ltd.[2]	27,400	2,610,921
SCSK Corp.[1,2]	12,000	441,581
Secom Co. Ltd.	106,100	3,588,990
Shin-Etsu Chemical Co. Ltd.	31,000	936,377
SoftBank Corp.[2]	31,900	45,270
SoftBank Group Corp.[1]	8,000	1,404,970
Sompo Holdings, Inc.[2]	110,100	3,363,512
Sony Group Corp.	257,000	7,224,216
Subaru Corp.	137,000	2,918,506
Sumitomo Corp.	3,900	113,525
Sumitomo Electric Industries Ltd.	143,800	5,272,014
Sumitomo Mitsui Financial Group, Inc.	98,600	2,663,499
Sumitomo Mitsui Trust Group, Inc.	87,400	2,399,516
Suzuki Motor Corp.[2]	416,407	6,236,243
T&D Holdings, Inc.[2]	32,200	693,895
TDK Corp.[1]	334,400	5,800,086
Tokio Marine Holdings, Inc.	92,700	3,477,979
Tokyo Electron Ltd.[1]	4,800	1,064,590
Toyota Industries Corp.[2]	46,500	5,076,650
Yokogawa Electric Corp.[1]	60,800	1,823,882
Yokohama Financial Group, Inc.	174,000	1,265,680
		197,344,897
Luxembourg—0.3%
ArcelorMittal SA	50,056	1,913,234
Eurofins Scientific SE	8,280	583,517
		2,496,751
Macau—0.5%
Galaxy Entertainment Group Ltd.	518,000	2,581,151
Sands China Ltd.	570,800	1,486,766
		4,067,917
Netherlands—4.0%
Adyen NV*,2,3	3,786	6,496,151
Argenx SE*	1,193	970,279
Argenx SE*	1,914	1,556,675

PACE International Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Netherlands—(continued)
ASM International NV	3,019	$1,955,676
ASML Holding NV1	4,761	5,038,319
ASML Holding NV, NY Reg Shares	5,709	6,047,144
EXOR NV	10,843	939,863
Heineken NV1	2,805	216,753
Koninklijke Philips NV2	173,025	4,734,641
NN Group NV	25,991	1,778,937
		29,734,438
Norway—0.9%
Gjensidige Forsikring ASA	19,014	511,708
Norsk Hydro ASA[1]	469,204	3,174,889
Telenor ASA	213,419	3,173,078
		6,859,675
Portugal—0.4%
Galp Energia SGPS SA [2]	143,150	2,870,207

Singapore—4.5%
CapitaLand Ascendas REIT	276,200	598,405
DBS Group Holdings Ltd.	303,716	12,584,053
Grab Holdings Ltd., Class A*	19,753	118,716
Oversea-Chinese Banking Corp. Ltd.	94,700	1,239,045
Sea Ltd., ADR*,1	33,295	5,202,344
Singapore Exchange Ltd.	265,900	3,458,579
Singapore Technologies Engineering Ltd.	28,500	185,898
United Overseas Bank Ltd.	373,398	9,945,996
		33,333,036
South Africa—0.2%
Anglo American PLC[2]	32,735	1,236,364
Valterra Platinum Ltd.[2]	3,803	232,314
		1,468,678
South Korea—0.0%†
Delivery Hero SE *,3	7,072	179,334

Spain—4.3%
Acciona SA2	5,397	1,194,404
ACS Actividades de Construccion y Servicios SA	34,474	2,829,236
Aena SME SA1,3	3,600	97,722
Banco Bilbao Vizcaya Argentaria SA	309,046	6,210,729
Banco Santander SA2	1,204,569	12,254,429
Bankinter SA	2,779	41,866
CaixaBank SA2	92,132	972,967
EDP Renovaveis SA2	108,215	1,581,628
Endesa SA1	47,077	1,687,046
Grifols SA2	99,900	1,293,707
Iberdrola SA1	128,959	2,610,942
Industria de Diseno Textil SA1	29,586	1,633,500
		32,408,176

PACE International Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Sweden—1.8%
AddTech AB, Class B2	6,448	$218,548
Alfa Laval AB	41,424	1,979,579
Assa Abloy AB, Class B	119,610	4,516,103
Skanska AB, Class B	99,501	2,718,924
Tele2 AB, Class B	13,759	217,893
Telefonaktiebolaget LM Ericsson, Class B1	5,308	53,526
Volvo AB, Class B	132,375	3,650,667
		13,355,240
Switzerland—1.8%
ABB Ltd., Registered Shares	85,973	6,373,593
Chocoladefabriken Lindt & Spruengli AG, Registered Shares[1]	1	153,091
Givaudan SA, Registered Shares[1]	72	295,068
Kuehne & Nagel International AG, Registered Shares	1,630	311,923
Schindler Holding AG	786	279,336
Sika AG, Registered Shares[1]	7,132	1,393,166
Sonova Holding AG, Registered Shares[1]	1,842	500,356
Temenos AG, Registered Shares	41,859	3,945,331
VAT Group AG2,3	568	247,245
Zurich Insurance Group AG1	412	286,186
		13,785,295
Taiwan—0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,133	6,949,847

United Kingdom—11.7%
Admiral Group PLC	9,261	398,564
Associated British Foods PLC[1,2]	273,997	8,260,847
AstraZeneca PLC	41,602	6,815,171
BAE Systems PLC	114,563	2,815,881
British American Tobacco PLC[1]	111,309	5,708,686
Bunzl PLC	39,354	1,195,289
Centrica PLC	1,779,522	4,191,599
CK Hutchison Holdings Ltd.	985,500	6,531,487
Diageo PLC[1]	42,704	981,754
Entain PLC	127,163	1,323,736
Hikma Pharmaceuticals PLC	39,870	963,217
HSBC Holdings PLC	440,429	6,152,741
Imperial Brands PLC[1]	55,875	2,220,440
InterContinental Hotels Group PLC[1]	12,869	1,553,999
JD Sports Fashion PLC[1]	859,421	1,052,022
Land Securities Group PLC[2]	202,318	1,651,854
Lloyds Banking Group PLC	9,823,157	11,495,487
Marks & Spencer Group PLC[1]	684,854	3,578,977
Next PLC[1]	4,201	789,196
Rolls-Royce Holdings PLC[1]	218,060	3,343,050
SSE PLC	334,685	8,424,184

PACE International Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(concluded)
United Kingdom—(concluded)
United Utilities Group PLC	156,350	$2,465,790
Vodafone Group PLC	2,154,945	2,608,438
WPP PLC	703,509	2,657,074
		87,179,483
United States—10.2%
AP Moller - Maersk AS, Class B1	1,133	2,335,442
Atlassian Corp., Class A*	19,574	3,316,227
BeOne Medicines Ltd., ADR*,2	17,051	5,293,995
BP PLC	677,641	3,937,429
Experian PLC[1]	11,465	534,234
GSK PLC[1]	369,045	8,632,118
Haleon PLC	245,985	1,144,276
Holcim AG1	1,759	155,933
Lululemon Athletica, Inc.*	11,562	1,971,783
Nestle SA, Registered Shares[1]	113,834	10,874,878
Novartis AG, Registered Shares	69,912	8,624,000
Roche Holding AG1	20,682	6,653,706
Sanofi SA1	86,449	8,728,941
Shell PLC[1]	167,118	6,251,483
Spotify Technology SA*,1	738	483,626
Swiss Re AG1,2	5,232	953,105
Waste Connections, Inc.	36,981	6,200,974
		76,092,150
Total common stocks (cost—$634,062,890)		832,796,315

Preferred stocks—0.2%
Germany—0.2%
Dr. Ing hc F Porsche AG3	724	37,929
Sartorius AG	5,103	1,400,498
(cost—$1,456,594)		1,438,427

Number of warrants
Warrant—0.0%†
Canada—0.0%†
Constellation Software, Inc. expires 03/31/40*,2,4,5 (cost $0)	$2,948	0

Number of shares
Short-term investments—0.3%
Investment companies—0.3%
State Street Institutional U.S. Government Money Market Fund, 4.014%[6] (cost $2,262,266)	2,262,266	2,262,266

PACE International Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Investment of cash collateral from securities loaned—8.5%
Money market funds—8.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.027%[6] (cost $63,330,060)	63,330,060	$63,330,060
Total investments before investments sold short (Cost—$701,111,810)—120.6		899,827,068

Investments sold short—(13.0)%
Common stocks—(12.9)%
Australia—(1.0)%
Brambles Ltd.	(14,661)	(238,474)
Cochlear Ltd.	(13,932)	(2,617,666)
Commonwealth Bank of Australia	(13,083)	(1,469,274)
Medibank Pvt Ltd.	(35,481)	(113,290)
Santos Ltd.	(205,931)	(850,214)
Washington H Soul Pattinson & Co. Ltd.	(82,153)	(2,021,102)
Westpac Banking Corp.	(2,977)	(75,460)
		(7,385,480)
Belgium—(0.3)%
D'ieteren Group	(7,368)	(1,346,097)
Syensqo SA	(14,397)	(1,188,844)
		(2,534,941)
China—(0.0)%†
Wilmar International Ltd.	(65,000)	(156,308)

Denmark—(0.4)%
Coloplast AS, Class B	(9,356)	(845,642)
DSV AS	(238)	(50,510)
Novonesis Novozymes B, Class B	(29,105)	(1,739,395)
Tryg AS	(6,810)	(167,860)
		(2,803,407)
Finland—(0.1)%
Kone OYJ, Class B	(10,075)	(672,622)

France—(0.5)%
Aeroports de Paris SA	(3,756)	(514,760)
BioMerieux	(9,274)	(1,192,968)
Bollore SE	(80,373)	(447,461)
Kering SA	(1,934)	(683,926)
Sodexo SA	(10,355)	(573,391)
		(3,412,506)
Germany—(1.3)%
BASF SE	(6,119)	(301,801)
Brenntag SE	(12,160)	(674,881)

PACE International Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Germany—(continued)
CTS Eventim AG & Co. KGaA	(20,106)	$(1,798,394)
Deutsche Boerse AG	(13,742)	(3,476,818)
Deutsche Lufthansa AG, Registered Shares	(59,479)	(520,633)
Hensoldt AG	(21,294)	(2,263,006)
Rheinmetall AG	(169)	(331,448)
		(9,366,981)
Hong Kong—(0.4)%
CK Infrastructure Holdings Ltd.	(106,500)	(692,818)
Henderson Land Development Co. Ltd.	(24,000)	(84,256)
Sino Land Co. Ltd.	(1,565,136)	(1,943,693)
		(2,720,767)
Indonesia—(0.2)%
Jardine Matheson Holdings Ltd.	(30,100)	(1,768,375)

Ireland—(0.1)%
Kerry Group PLC, Class A	(9,511)	(867,162)

Italy—(0.5)%
BPER Banca SpA	(123,203)	(1,470,513)
Davide Campari-Milano NV	(31,477)	(218,925)
DiaSorin SpA	(7,368)	(651,392)
Moncler SpA	(18,660)	(1,118,440)
Snam SpA	(1)	(6)
Telecom Italia SpA	(99,225)	(58,467)
		(3,517,743)
Japan—(4.6)%
Daiwa Securities Group, Inc.	(93,000)	(717,822)
Eisai Co. Ltd.	(30,100)	(892,590)
FANUC Corp.	(26,700)	(850,498)
FUJIFILM Holdings Corp.	(94,300)	(2,190,604)
IHI Corp.	(28,400)	(592,473)
JFE Holdings, Inc.	(203,300)	(2,332,983)
Kawasaki Kisen Kaisha Ltd.	(72,400)	(1,039,655)
Kyowa Kirin Co. Ltd.	(84,000)	(1,298,345)
MEIJI Holdings Co. Ltd.	(23,400)	(449,901)
Mitsubishi HC Capital, Inc.	(25,100)	(196,422)
Nippon Steel Corp.	(306,000)	(1,263,434)
Nissan Motor Co. Ltd.	(538,500)	(1,235,220)
Nissin Foods Holdings Co. Ltd.	(65,500)	(1,181,134)
Nitori Holdings Co. Ltd.	(102,500)	(1,662,773)
Olympus Corp.	(109,500)	(1,349,654)
Omron Corp.	(35,500)	(992,830)
Oriental Land Co. Ltd.	(136,000)	(2,753,358)
Secom Co. Ltd.	(57,300)	(1,938,258)
Shimadzu Corp.	(77,900)	(2,097,755)
Shimano, Inc.	(9,700)	(1,019,976)
Shiseido Co. Ltd.	(103,100)	(1,739,407)

PACE International Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Japan—(continued)
Sompo Holdings, Inc.	(17,100)	$(522,398)
Sysmex Corp.	(8,800)	(98,615)
Tokyo Metro Co. Ltd.	(99,700)	(1,047,720)
Trend Micro, Inc.	(2,700)	(138,110)
Unicharm Corp.	(7,800)	(48,260)
Yakult Honsha Co. Ltd.	(88,200)	(1,318,335)
Yamaha Motor Co. Ltd.	(260,600)	(1,885,465)
ZOZO, Inc.	(151,100)	(1,307,455)
		(34,161,450)
Mexico—(0.0)%†
Fresnillo PLC	(8,807)	(257,080)

Netherlands—(0.4)%
Akzo Nobel NV	(17,809)	(1,179,102)
Koninklijke Ahold Delhaize NV	(8,827)	(361,295)
Randstad NV	(35,022)	(1,372,112)
		(2,912,509)
New Zealand—(0.2)%
Auckland International Airport Ltd.	(118,924)	(552,601)
Fisher & Paykel Healthcare Corp. Ltd.	(31,636)	(671,647)
		(1,224,248)
Norway—(0.0)%†
Aker BP ASA	(15,806)	(410,237)

Portugal—(0.2)%
Banco Comercial Portugues SA, Class R	(1,873,382)	(1,652,338)

Singapore—(0.0)%†
STMicroelectronics NV	(1,216)	(29,911)

Sweden—(1.3)%
Holmen AB, Class B	(25,664)	(970,344)
Industrivarden AB, Class C	(28,160)	(1,171,425)
Indutrade AB	(26,265)	(702,225)
Investment AB Latour, Class B	(41,158)	(1,052,317)
Investor AB, Class B	(110,875)	(3,659,362)
Nibe Industrier AB, Class B	(446,838)	(1,745,444)
SKF AB, Class B	(7,049)	(181,785)

PACE International Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(concluded)
Common stocks—(concluded)
Sweden—(concluded)
Svenska Cellulosa AB SCA, Class B	(39,992)	$(533,564)
		(10,016,466)
Switzerland—(0.1)%
Banque Cantonale Vaudoise, Registered Shares	(3,694)	(428,270)
Barry Callebaut AG, Registered Shares	(39)	(50,691)
SIG Group AG	(36,482)	(406,867)
Swisscom AG, Registered Shares	(345)	(252,721)
		(1,138,549)
United Kingdom—(0.9)%
Ashtead Group PLC	(2,656)	(177,041)
Croda International PLC	(11,024)	(418,102)
Kingfisher PLC	(116,780)	(473,742)
Pearson PLC	(201,770)	(2,809,691)
Phoenix Group Holdings PLC	(102,185)	(904,780)
Rentokil Initial PLC	(271,431)	(1,503,693)
Schroders PLC	(15)	(75)
WPP PLC	(99,092)	(374,259)
		(6,661,383)
United States—(0.4)%
Alcon AG	(9,244)	(686,911)
Tenaris SA	(111,568)	(2,222,831)
		(2,909,742)
Total common stocks (proceeds—$(99,638,034))		(96,580,205)

Preferred stocks—(0.1)%
Porsche Automobil Holding SE (proceeds—$(753,195))	(19,241)	(764,258)
Total investments sold short (proceeds—$(100,391,229))		(97,344,463)
Total investments (cost $600,720,581)[7]—107.6%		802,482,605
Liabilities in excess of other assets—(7.6)%		(56,606,526)
Net assets—100.0%		$745,876,079

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE International Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$832,796,315	$—	$—	$832,796,315
Preferred stocks	1,438,427	—	—	1,438,427
Warrant	—	—	0	0
Short-term investments	2,262,266	—	—	2,262,266
Investment of cash collateral from securities loaned	63,330,060	—	—	63,330,060
Total	$899,827,068	$—	$0	$899,827,068

Liabilities
Investments sold short
Common stocks	$(96,580,205)	$—	$—	$(96,580,205)
Preferred stocks	(764,258)	—	—	(764,258)
Total	$(97,344,463)	$—	$—	$(97,344,463)

At October 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short.
2	Security, or portion thereof, was on loan at the period end.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $10,485,081, represented 1.4% of the Portfolio's net assets at period end.
4	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
5	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
6	Rate shown reflects yield at October 31, 2025.
7	Includes $75,166,140 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $63,330,060 and non-cash collateral of $15,415,568.

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—98.6%
Argentina—0.7%
Grupo Financiero Galicia SA, ADR*	60,215	$3,560,513

Brazil—10.7%
Ambev SA	565,600	1,336,216
B3 SA - Brasil Bolsa Balcao	1,487,700	3,500,828
Banco Bradesco SA, ADR	1,515,827	5,123,495
Banco Bradesco SA	175,923	505,865
Banco BTG Pactual SA	203,600	1,847,555
Banco do Brasil SA	641,100	2,609,706
Embraer SA	149,100	2,410,842
Embraer SA, ADR	25,037	1,614,386
Inter & Co., Inc., Class A	180,773	1,655,881
Itau Unibanco Holding SA, ADR	431,804	3,178,077
Localiza Rent a Car SA	293,000	2,147,961
Lojas Renner SA	386,540	1,066,228
MercadoLibre, Inc.*	2,745	6,388,329
NU Holdings Ltd., Class A*	311,499	5,018,249
Petroleo Brasileiro SA - Petrobras, ADR	269,034	3,131,556
PRIO SA*	379,000	2,538,196
Vale SA, ADR	350,194	4,233,846
Vale SA	299,100	3,628,150
XP, Inc., Class A	251,650	4,585,063
		56,520,429
Chile—0.4%
Sociedad Quimica y Minera de Chile SA, ADR*	43,257	2,119,160

China—27.5%
Alibaba Group Holding Ltd.	951,639	20,219,367
Alibaba Group Holding Ltd., ADR[1]	12,341	2,103,277
ANTA Sports Products Ltd.	127,800	1,332,184
Beijing New Building Materials PLC, Class A	628,400	2,099,849
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,004,550	1,821,730
Budweiser Brewing Co. APAC Ltd.[1,2]	2,334,400	2,367,281
BYD Co. Ltd., Class H	47,600	616,245
China International Capital Corp. Ltd., Class H2	828,583	2,254,183
China Jushi Co. Ltd., Class A	1,379,156	3,179,655
China Overseas Land & Investment Ltd.	2,794,387	4,685,751
Contemporary Amperex Technology Co. Ltd., Class A	136,320	7,450,323
Country Garden Services Holdings Co. Ltd.	1,456,152	1,158,093
Eve Energy Co. Ltd., Class A	55,000	643,138
Fuyao Glass Industry Group Co. Ltd., Class A	390,700	3,707,404

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
China—(continued)
Hengli Petrochemical Co. Ltd., Class A	1,206,030	$3,043,304
Horizon Robotics*,1	2,842,800	3,219,417
Huaming Power Equipment Co. Ltd., Class A	825,067	3,027,279
Industrial & Commercial Bank of China Ltd., Class H	4,167,000	3,228,258
Kanzhun Ltd., ADR	82,064	1,818,538
Kanzhun Ltd.	19,100	210,528
Kuaishou Technology[2]	594,507	5,535,333
Kweichow Moutai Co. Ltd., Class A	16,100	3,236,590
Li Ning Co. Ltd.	874,500	1,899,680
Longfor Group Holdings Ltd.[2]	1,552,000	1,919,391
LONGi Green Energy Technology Co. Ltd., Class A*	802,700	2,382,123
NetEase, Inc.	166,300	4,644,086
Ningbo Tuopu Group Co. Ltd., Class A	334,800	3,472,537
NIO, Inc., ADR*	317,256	2,300,106
NIO, Inc., Class A*,1	45,840	322,096
PICC Property & Casualty Co. Ltd., Class H	904,000	2,135,941
Ping An Insurance Group Co. of China Ltd., Class A	582,000	4,731,501
Silergy Corp.	30,000	217,137
SITC International Holdings Co. Ltd.	470,132	1,731,561
Tencent Holdings Ltd.	317,111	25,669,073
Trip.com Group Ltd., ADR	42,702	3,016,896
Trip.com Group Ltd.	48,600	3,399,257
Wanhua Chemical Group Co. Ltd., Class A	97,000	854,037
WuXi XDC Cayman, Inc.*	438,000	4,233,137
Xiaomi Corp., Class B*,2	244,400	1,358,730
YongXing Special Materials Technology Co. Ltd., Class A	317,500	2,194,211
Zijin Mining Group Co. Ltd., Class H1	268,000	1,111,932
		144,551,159
Congo—0.5%
Ivanhoe Mines Ltd., Class A*,1	272,823	2,729,105

Greece—0.8%
Eurobank Ergasias Services & Holdings SA	458,067	1,721,778
Piraeus Financial Holdings SA	314,647	2,456,055
		4,177,833
Hong Kong—1.3%
AIA Group Ltd.	308,200	2,992,541
Melco Resorts & Entertainment Ltd., ADR*	211,530	1,734,546
WH Group Ltd.[2]	1,419,035	1,362,323

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Hong Kong—(continued)
Zijin Gold International Co. Ltd.*,1	34,289	$579,827
		6,669,237
Hungary—0.4%
OTP Bank Nyrt	21,889	2,087,782

India—10.2%
Asian Paints Ltd.	35,389	1,000,940
Bajaj Finance Ltd.	242,106	2,844,030
Bharat Electronics Ltd.	705,564	3,386,691
Bharti Airtel Ltd.	253,309	5,862,521
CG Power & Industrial Solutions Ltd.	263,294	2,184,891
DLF Ltd.	175,598	1,495,935
Eicher Motors Ltd.	30,255	2,388,124
Eternal Ltd.*	565,473	2,024,068
GMR Airports Ltd.*	3,451,526	3,653,659
HDFC Bank Ltd.	546,324	6,076,130
HDFC Bank Ltd., ADR	53,450	1,935,959
Hindalco Industries Ltd.	156,978	1,499,289
ICICI Bank Ltd.	154,115	2,335,564
Indian Oil Corp. Ltd.	915,119	1,710,219
InterGlobe Aviation Ltd.[2]	82,096	5,202,022
Lodha Developers Ltd.[2]	279,697	3,774,297
MakeMyTrip Ltd.*	28,131	2,250,480
Marico Ltd.	275,804	2,236,818
SBI Life Insurance Co. Ltd.[2]	83,510	1,839,791
		53,701,428
Indonesia—1.9%
Bank Central Asia Tbk. PT	7,677,300	3,935,597
Bank Mandiri Persero Tbk. PT	10,012,100	2,841,678
Bank Rakyat Indonesia Persero Tbk. PT	13,867,576	3,318,879
		10,096,154
Macau—0.8%
Galaxy Entertainment Group Ltd.	333,000	1,659,311
Sands China Ltd.	1,020,000	2,656,801
		4,316,112
Mexico—1.1%
BBB Foods, Inc., Class A*,1	41,391	1,130,802
Grupo Financiero Banorte SAB de CV, Class O1	336,200	3,164,118
Wal-Mart de Mexico SAB de CV1	421,100	1,392,145
		5,687,065
Nigeria—0.3%
Guaranty Trust Holding Co. PLC	22,988,610	1,540,237

Peru—1.1%
Credicorp Ltd.	22,680	5,919,480

Poland—0.8%
Powszechna Kasa Oszczednosci Bank Polski SA	104,867	2,149,589

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Poland—(continued)
Zabka Group SA*	361,203	$2,097,970
		4,247,559
Russia—0.0%†
Alrosa PJSC*,3,4	215,380	0
Rosneft Oil Co. PJSC*,3,4	126,429	0
		0
Saudi Arabia—0.4%
Saudi Basic Industries Corp.	74,346	1,210,078
Saudi National Bank	97,484	1,036,476
		2,246,554
Singapore—1.2%
Grab Holdings Ltd., Class A*	545,155	3,276,381
Sea Ltd., ADR*	19,755	3,086,719
		6,363,100
South Africa—5.3%
Absa Group Ltd.	272,035	3,041,457
Capitec Bank Holdings Ltd.	18,245	4,033,179
Clicks Group Ltd.	90,668	1,909,009
FirstRand Ltd.[1]	520,185	2,467,185
Gold Fields Ltd., ADR	35,247	1,353,837
Gold Fields Ltd.	44,648	1,746,056
Impala Platinum Holdings Ltd.	84,722	910,868
MTN Group Ltd.	638,272	6,366,338
Naspers Ltd., Class N	33,310	2,344,006
Standard Bank Group Ltd.	106,751	1,567,385
Valterra Platinum Ltd.	30,525	1,890,921
		27,630,241
South Korea—14.1%
Coupang, Inc.*	19,604	626,740
DB Insurance Co. Ltd.	10,948	974,351
Hana Financial Group, Inc.	29,424	1,765,750
HD Hyundai Electric Co. Ltd.	2,317	1,414,838
HD Hyundai Marine Solution Co. Ltd.	9,518	1,606,653
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,642	1,544,347
Hyundai Mobis Co. Ltd.	15,311	3,395,877
Kakao Corp.	42,228	1,929,491
KB Financial Group, Inc.	60,453	4,947,408
Kia Corp.	48,578	4,088,087
LG Chem Ltd.	7,191	2,006,263
Samsung Biologics Co. Ltd.*,2	4,374	3,748,485
Samsung Electro-Mechanics Co. Ltd.	24,176	4,157,305
Samsung Electronics Co. Ltd.	320,112	24,153,037
Samsung SDI Co. Ltd.	5,653	1,277,604
Shinhan Financial Group Co. Ltd.	48,912	2,516,406
SK Hynix, Inc.	31,804	12,478,285
SK Telecom Co. Ltd.	40,649	1,492,151
		74,123,078

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(continued)
Taiwan—14.6%
Accton Technology Corp.	53,000	$1,862,008
ASPEED Technology, Inc.	12,000	2,135,259
Chailease Holding Co. Ltd.	426,813	1,430,069
Hon Hai Precision Industry Co. Ltd.	1,513,000	12,673,547
MediaTek, Inc.	189,469	8,074,051
Taiwan Semiconductor Manufacturing Co. Ltd.	583,475	28,470,528
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	43,086	12,944,327
Unimicron Technology Corp.	394,000	2,095,540
Yageo Corp.	911,012	7,379,135
		77,064,464
Thailand—1.2%
Kasikornbank PCL	598,300	3,450,841
SCB X PCL	733,100	2,970,036
		6,420,877
United Arab Emirates—1.1%
Aldar Properties PJSC	1,102,795	2,702,230
Emirates NBD Bank PJSC	349,796	2,676,123
First Abu Dhabi Bank PJSC	122,289	580,656
		5,959,009
United Kingdom—0.4%
Anglogold Ashanti PLC [1]	27,298	1,856,264

United States—0.7%
Globant SA*,1	28,452	1,752,074
Las Vegas Sands Corp.	35,950	2,133,633
		3,885,707
Vietnam—0.6%
Hoa Phat Group JSC*	1,351,985	1,371,765
Masan Group Corp.*	386,200	1,168,213

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(concluded)
Vietnam—(concluded)
Vincom Retail JSC*	267,520	$338,530
		2,878,508
Zambia—0.5%
First Quantum Minerals Ltd. *	122,168	2,536,474
Total common stocks (cost—$393,197,758)		518,887,529

Preferred stocks—0.4%
Brazil—0.4%
Itau Unibanco Holding SA5 (cost $1,615,677)	277,450	2,033,965

Short-term investments—1.4%
Investment companies—1.4%
State Street Institutional U.S. Government Money Market Fund, 4.014%[6] (cost $7,515,718)	7,515,718	7,515,718

Investment of cash collateral from securities loaned—0.9%
Money market funds—0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.027%[6] (cost $4,731,069)	4,731,069	4,731,069
Total investments (cost $407,060,222)[7]—101.3%		533,168,281
Liabilities in excess of other assets—(1.3)%		(6,840,312)
Net assets—100.0%		$526,327,969

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$518,887,529	$—	$0	$518,887,529
Preferred stocks	2,033,965	—	—	2,033,965

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2025 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Short-term investments	7,515,718	—	—	7,515,718
Investment of cash collateral from securities loaned	4,731,069	—	—	4,731,069
Total	$533,168,281	$—	$0	$533,168,281

At October 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $29,361,836, represented 5.6% of the Portfolio's net assets at period end.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5	Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
6	Rate shown reflects yield at October 31, 2025.
7	Includes $19,428,354 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $4,731,069 and non-cash collateral of $15,946,965.

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—98.3%
Australia—9.9%
Charter Hall Group	55,349	$812,661
Goodman Group[1]	105,446	2,278,849
GPT Group	204,998	718,938
National Storage REIT[1]	201,797	303,682
Scentre Group[1]	438,626	1,168,062
		5,282,192
Belgium—1.7%
Shurgard Self Storage Ltd.	24,312	889,738

Canada—1.5%
Canadian Apartment Properties REIT	28,293	778,055

France—1.9%
Unibail-Rodamco-Westfield *	9,975	1,030,652

Germany—2.2%
Vonovia SE	38,316	1,150,497

Hong Kong—3.1%
Link REIT	244,300	1,272,659
Swire Properties Ltd.	131,000	357,401
		1,630,060
Japan—10.1%
Invincible Investment Corp.	750	335,312
Japan Metropolitan Fund Invest	1,049	810,693
KDX Realty Investment Corp.[1]	543	600,397
Mitsubishi Estate Co. Ltd.	47,000	995,445
Mitsui Fudosan Accommodations Fund, Inc.	378	318,373
Mitsui Fudosan Co. Ltd.	107,500	1,117,132
Nippon Building Fund, Inc.[1]	922	850,746
Star Asia Investment Corp.	796	316,623
		5,344,721
Singapore—0.7%
Parkway Life Real Estate Investment Trust	114,400	360,356

Spain—0.5%
Cellnex Telecom SA *,1,2	9,128	284,393

United Kingdom—6.4%
Big Yellow Group PLC	60,763	887,647
Derwent London PLC	11,456	264,875
Grainger PLC	284,267	699,829
Segro PLC	103,900	951,905
Shaftesbury Capital PLC	333,141	614,457
		3,418,713
United Republic Of Tanzania—0.5%
Helios Towers PLC *	150,297	295,378

United States—59.8%
Acadia Realty Trust[1]	13,504	257,521
American Homes 4 Rent, Class A	33,560	1,060,496
Americold Realty Trust, Inc.	36,308	468,010

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of
	shares	Value
Common stocks—(concluded)
United States—(concluded)
BXP, Inc.[1]	12,340	$878,485
Digital Realty Trust, Inc.	13,801	2,351,828
DigitalBridge Group, Inc.	16,589	196,248
Douglas Emmett, Inc.	32,705	423,203
Equinix, Inc.	3,623	3,065,094
Equity LifeStyle Properties, Inc.	19,511	1,191,147
Essential Properties Realty Trust, Inc.	16,027	478,887
Essex Property Trust, Inc.	3,446	867,599
Extra Space Storage, Inc.	11,320	1,511,673
Federal Realty Investment Trust	11,243	1,081,464
Healthcare Realty Trust, Inc.[1]	72,608	1,286,614
Highwoods Properties, Inc.	32,178	921,256
Kimco Realty Corp.	59,550	1,230,303
Lamar Advertising Co., Class A1	7,766	920,970
Mid-America Apartment Communities, Inc.	8,177	1,048,537
NNN REIT, Inc.	20,241	818,951
Prologis, Inc.	32,530	4,036,648
Regency Centers Corp.	11,074	763,552
Rexford Industrial Realty, Inc.[1]	31,939	1,319,719
Ryman Hospitality Properties, Inc.	7,286	633,226
Simon Property Group, Inc.	10,439	1,834,759
Sun Communities, Inc.	2,227	281,938
Sunstone Hotel Investors, Inc.	60,085	531,752
Ventas, Inc.	26,495	1,955,066
Weyerhaeuser Co.	14,863	341,849
		31,756,795
Total common stocks (cost—$52,721,328)		52,221,550

Short-term investments—1.8%
Investment companies—1.8%
State Street Institutional U.S. Government Money Market Fund, 4.014%[3] (cost $946,900)	946,900	946,900

Investment of cash collateral from securities loaned—5.6%
Money market funds—5.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.027%[3] (cost $2,976,758)	2,976,758	2,976,758
Total investments (cost $56,644,986)[4]—105.7%		56,145,208
Liabilities in excess of other assets—(5.7)%		(3,014,187)
Net assets—100.0%		$53,131,021

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$52,221,550	$—	$—	$52,221,550
Short-term investments	946,900	—	—	946,900
Investment of cash collateral from securities loaned	2,976,758	—	—	2,976,758
Total	$56,145,208	$—	$—	$56,145,208

At October 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $284,393, represented 0.5% of the Portfolio's net assets at period end.
3	Rate shown reflects yield at October 31, 2025.
4	Includes $7,413,096 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,976,758 and non-cash collateral of $4,744,639.

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—34.2%
Australia—0.0%†
Cochlear Ltd.	11	$2,067
Coles Group Ltd.	92	1,327
Goodman Group	1,679	36,286
REA Group Ltd.	50	6,971
Rio Tinto PLC	59	4,252
Westpac Banking Corp.	187	4,740
		55,643
Austria—0.0%†
Erste Group Bank AG	20	2,069

Belgium—0.0%†
Elia Group SA	184	22,163
Groupe Bruxelles Lambert NV	16	1,406
KBC Group NV	15	1,803
		25,372
Brazil—0.0%†
Cosan SA*	669	765

Burkina Faso—0.1%
IAMGOLD Corp.*	28,170	326,178

Canada—9.8%
ADENTRA, Inc.[1]	32,500	814,962
Advantage Energy Ltd.*,1	148,250	1,176,445
Agnico Eagle Mines Ltd.[1]	1,260	202,621
Anaergia, Inc.*	95,680	173,275
Bank of Nova Scotia	68	4,460
Black Diamond Group Ltd.[1]	144,910	1,544,618
Boralex, Inc., Class A	51	1,024
BOYD GROUP, Inc.[1]	6,210	991,926
Brookfield Business Partners LP1	59,970	2,116,341
Brookfield Corp.[1]	31,815	1,465,081
Brookfield Infrastructure Partners LP1	10,870	371,428
CAE, Inc.*	1,240	34,816
CAE, Inc.*,1	20,600	578,036
Cenovus Energy, Inc.[1]	36,560	618,595
Chartwell Retirement Residences[1]	125,368	1,847,604
Constellation Software, Inc.[1,2]	220	578,972
Coveo Solutions, Inc.*,1	40,270	172,272
Dollarama, Inc.	381	49,524
DREAM Unlimited Corp., Class A1	10,400	137,846
Enerflex Ltd.[1]	77,150	970,873
Equinox Gold Corp.*,1	14,160	155,335
European Residential Real Estate Investment Trust	1,190,173	916,464
Fairfax Financial Holdings Ltd.[1]	343	556,860
Finning International, Inc.[1]	7,640	413,172
First Capital Real Estate Investment Trust[1]	29,380	394,024
George Weston Ltd.[1]	29,920	1,819,242
Gildan Activewear, Inc.[1]	9,150	533,353

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Canada—(continued)
Gildan Activewear, Inc.	22	$1,283
Headwater Exploration, Inc.[1]	61,760	325,852
Hydro One Ltd.[3]	258	9,516
Kelt Exploration Ltd.*,1	80,080	380,830
Keyera Corp.[1]	44,530	1,314,739
Mayfair Gold Corp.*	38,700	57,117
Methanex Corp.[1]	11,030	433,700
Northwest Healthcare Properties Real Estate Investment Trust[1]	98,980	357,797
Parkland Corp.	424	12,080
Pembina Pipeline Corp.[1]	10,170	384,731
Premium Brands Holdings Corp.[1]	46,770	3,224,597
Primaris Real Estate Investment Trust[1]	3,480	38,161
RB Global, Inc.[1]	7,070	701,485
Royal Bank of Canada	120	17,580
Shopify, Inc., Class A*	63	10,954
Sienna Senior Living, Inc.[1]	35,320	481,997
Stantec, Inc.[1]	3,190	353,707
Sylogist Ltd.	35,420	170,465
Telesat Corp.*,1	5,980	180,012
TELUS Corp.	73	1,068
West Fraser Timber Co. Ltd.	98	5,981
WSP Global, Inc.[1]	1,230	235,152
		27,337,973
China—0.1%
PetroChina Co. Ltd., Class H	108,431	111,912
Tencent Holdings Ltd.	1,079	87,341
		199,253
Denmark—0.0%†
Danske Bank AS	407	18,173
DSV AS	128	27,165
Netcompany Group AS*,3	213	10,639
Novo Nordisk AS, Class B	526	25,651
		81,628
Faeroe Islands—0.0%†
Bakkafrost P	129	5,917

Finland—0.2%
Nokia OYJ, ADR	74,610	515,555

France—0.0%†
Arkema SA	14	831
Dassault Aviation SA	49	15,747
Engie SA	68	1,591
Gaztransport Et Technigaz SA	63	12,461
Hermes International SCA	7	17,339
LVMH Moet Hennessy Louis Vuitton SE	15	10,583
SCOR SE	44	1,333

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
France—(continued)
Veolia Environnement SA	37	$1,222
		61,107
Germany—0.1%
adidas AG	73	13,783
Bayer AG, Registered Shares	103	3,199
Deutsche Boerse AG	6	1,518
E.ON SE	1,452	27,013
Rheinmetall AG	31	60,798
RWE AG	34	1,672
SAP SE	76	19,662
Siemens AG, Registered Shares	38	10,755
		138,400
Hong Kong—0.0%†
AIA Group Ltd.	582	5,651

Ireland—0.0%†
Bank of Ireland Group PLC	123	2,011
Kingspan Group PLC	341	25,509
		27,520
Italy—0.0%†
Brunello Cucinelli SpA	11	1,112
Enel SpA	415	4,196
Prysmian SpA	552	57,149
Terna - Rete Elettrica Nazionale	1,682	17,228
UniCredit SpA	72	5,314
		84,999
Japan—0.7%
Capcom Co. Ltd.	47	1,230
Daiichi Sankyo Co. Ltd.	689	16,404
Daikin Industries Ltd.	12	1,400
Disco Corp.	4	1,340
Fast Retailing Co. Ltd.	103	37,869
Fujikura Ltd.	2,139	293,833
IHI Corp.	23,213	484,263
ITOCHU Corp.	65	3,767
Itochu Enex Co. Ltd.	1,018	12,029
KDDI Corp.	169	2,699
Mitsubishi Electric Corp.	25,621	717,707
MS&AD Insurance Group Holdings, Inc.	48	992
NIDEC Corp.	6,696	81,815
Nintendo Co. Ltd.	262	22,178
Niterra Co. Ltd.	39	1,605
Panasonic Holdings Corp.	117	1,366
Recruit Holdings Co. Ltd.	452	22,607
Sompo Holdings, Inc.	44	1,344
Sony Financial Group, Inc.*	2,431	2,451
Sony Group Corp.	2,431	68,335

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Sumitomo Mitsui Financial Group, Inc.	199	$5,376
Tohoku Electric Power Co., Inc.	144	987
Tokio Marine Holdings, Inc.	97	3,639
Toyota Tsusho Corp.	68	2,081
Unicharm Corp.	3,009	18,617
		1,805,934
Netherlands—0.3%
Adyen NV*,3	1	1,716
ASM International NV	2	1,296
BE Semiconductor Industries NV	66	11,229
NXP Semiconductors NV	3,362	703,061
SBM Offshore NV	609	15,724
Wolters Kluwer NV	7	857
		733,883
Norway—0.0%†
Aker Solutions ASA	3,502	9,646
Mowi ASA	606	13,317
Salmar ASA	93	5,229
TOMRA Systems ASA	79	967
		29,159
Spain—0.0%†
Amadeus IT Group SA	28	2,140
Banco Santander SA	6,670	67,856
EDP Renovaveis SA	176	2,572
Iberdrola SA	1,171	23,708
Industria de Diseno Textil SA	54	2,982
		99,258
Sweden—0.0%†
Assa Abloy AB, Class B	35	1,322
Atlas Copco AB, Class A	137	2,309
Atlas Copco AB, Class B	81	1,217
EQT AB	37	1,284
Nibe Industrier AB, Class B	515	2,012
Saab AB, Class B	1,120	61,775
		69,919
Switzerland—0.0%†
Kuehne & Nagel International AG, Registered Shares	5	957
Schindler Holding AG	4	1,422
Zurich Insurance Group AG	7	4,862
		7,241
Taiwan—0.0%†
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	134	40,258

United Kingdom—0.1%
3i Group PLC	31	1,792
Ashtead Group PLC	14	933

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United Kingdom—(continued)
AstraZeneca PLC	80	$13,105
Auto Trader Group PLC[3]	104	1,066
Barclays PLC	458	2,449
Compass Group PLC	638	21,129
Computacenter PLC	38	1,431
Future PLC	793	6,391
HSBC Holdings PLC	1,917	26,780
ICG PLC	40	1,015
JD Sports Fashion PLC	8,898	10,892
Lloyds Banking Group PLC	1,935	2,264
London Stock Exchange Group PLC	24	2,991
NatWest Group PLC	211	1,619
Reckitt Benckiser Group PLC	22	1,681
RELX PLC	96	4,234
Rightmove PLC	132	1,158
Savills PLC	785	10,395
Segro PLC	115	1,054
Softcat PLC	55	1,155
SSE PLC	690	17,368
Standard Chartered PLC	2,049	41,978
Unilever PLC	132	7,958
UNITE Group PLC	102	760
		181,598
United States—22.8%
3M Co.	5,185	863,302
Abbott Laboratories	92	11,373
AbbVie, Inc.	160	34,886
ABIOMED, Inc.*,2	42	70
Accenture PLC, Class A	49	12,255
Adobe, Inc.*	33	11,230
Advanced Micro Devices, Inc.*	123	31,503
Air Products & Chemicals, Inc.	819	198,681
Airbnb, Inc., Class A*	189	23,916
Akamai Technologies, Inc.*	266	19,977
Alliant Energy Corp.	664	44,368
Allstate Corp.	14	2,681
Alphabet, Inc., Class C	385	108,501
Alphabet, Inc., Class A	449	126,254
Amazon.com, Inc.*	764	186,584
Amcor PLC[1]	50,495	398,910
Ameren Corp.	472	48,153
American Electric Power Co., Inc.	415	49,908
American Express Co.[1]	1,517	547,227
American Water Works Co., Inc.	675	86,690
AMETEK, Inc.	202	40,826
Amgen, Inc.	28	8,356
Amrize Ltd.*	27	1,392
Antero Resources Corp.*	14,003	432,833
Aon PLC, Class A	110	37,475

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Apple, Inc.	1,170	$316,333
Applied Materials, Inc.	126	29,371
AptarGroup, Inc.	145	16,821
Arch Capital Group Ltd.	393	33,920
ARES Management Corp., Class A	105	15,615
Array Technologies, Inc.*	22,427	194,218
Arthur J Gallagher & Co.	73	18,213
AST SpaceMobile, Inc.*,1	8	642
AT&T, Inc.	359	8,885
Atlas Energy Solutions, Inc.	61,113	756,579
Autodesk, Inc.*	107	32,243
Automatic Data Processing, Inc.	21	5,466
AutoZone, Inc.*	7	25,721
Baker Hughes Co.	871	42,165
Bank of America Corp.	540	28,863
Blackrock, Inc.	29	31,401
Blackstone, Inc.	37	5,426
Bloom Energy Corp., Class A*,1	80,764	10,673,770
Booz Allen Hamilton Holding Corp.	7	610
BorgWarner, Inc.	4,917	211,234
Boston Scientific Corp.*	385	38,777
Bristol-Myers Squibb Co.	110	5,068
Broadcom, Inc.	465	171,878
Broadridge Financial Solutions, Inc.	5	1,102
Builders FirstSource, Inc.*,1	1,737	201,787
Cadence Design Systems, Inc.*	14	4,742
Capital One Financial Corp.[1]	2,820	620,372
Capri Holdings Ltd.*	10,489	217,647
Cardinal Health, Inc.	1,006	191,915
Carrier Global Corp.	368	21,892
Carvana Co.*,1	3,873	1,187,229
Caterpillar, Inc.	837	483,167
Cavco Industries, Inc.*	435	230,463
Celanese Corp.	3,814	146,610
Celsius Holdings, Inc.*	37	2,229
Cencora, Inc.	646	218,225
Centene Corp.*	19	672
Champion Homes, Inc.*	3,904	266,370
Chipotle Mexican Grill, Inc.*	441	13,975
Church & Dwight Co., Inc.	115	10,084
Cigna Group	75	18,331
Cisco Systems, Inc.	309	22,591
Citigroup, Inc.	98	9,921
CME Group, Inc.	18	4,779
CNX Resources Corp.*	645	21,711
Colgate-Palmolive Co.	82	6,318
Comcast Corp., Class A	205	5,706
Commercial Metals Co.	3,084	183,066
Confluent, Inc., Class A*	18,248	426,456

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Consolidated Edison, Inc.	4,623	$450,326
Constellation Energy Corp.	3,600	1,357,200
Corpay, Inc.*	98	25,514
Costco Wholesale Corp.	22	20,052
CRH PLC	77	9,088
CRH PLC[1]	25,460	3,032,286
CSL Ltd.	25	2,920
CVS Health Corp.	68	5,314
Danaher Corp.	162	34,892
Deckers Outdoor Corp.*	70	5,705
Diamondback Energy, Inc.	3,020	432,434
DR Horton, Inc.	124	18,486
Duke Energy Corp.	8,753	1,087,998
Edison International	2,687	148,806
Edwards Lifesciences Corp.*	51	4,205
Elevance Health, Inc.	48	15,226
Eli Lilly & Co.	94	81,109
Emerson Electric Co.	215	30,008
Energizer Holdings, Inc.	18,043	419,139
Enovix Corp.*	41,002	491,614
Entergy Corp.	10,744	1,032,391
EQT Corp.	8,058	431,748
Equifax, Inc.	4	844
Estee Lauder Cos., Inc., Class A	14	1,354
Evercore, Inc., Class A	4,345	1,279,863
Evergy, Inc.	526	40,402
Eversource Energy	516	38,086
Exelon Corp.	10,993	506,997
Experian PLC	29	1,351
FactSet Research Systems, Inc.	2	534
Fair Isaac Corp.*	7	11,617
Fifth Third Bancorp	4,212	175,303
First Solar, Inc.*	417	111,314
FirstEnergy Corp.	8,879	406,925
Fiserv, Inc.*	254	16,939
Flowserve Corp.	6,372	434,889
Fortinet, Inc.*	33	2,852
Franklin Resources, Inc.	55,931	1,264,600
FTI Consulting, Inc.*	5,135	847,326
GE Vernova, Inc.	942	551,202
Generac Holdings, Inc.*	592	99,468
Goldman Sachs Group, Inc.	16	12,630
Healthcare Realty Trust, Inc.	73,468	1,301,853
Hecla Mining Co.	1,933	24,878
Helmerich & Payne, Inc.	9,714	255,090
Holcim AG	27	2,394
HubSpot, Inc.*	2	984
Hudson Pacific Properties, Inc.*	341,098	832,279
Humana, Inc.	4	1,113

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Huntington Ingalls Industries, Inc.	2,979	$959,298
Illumina, Inc.*	15	1,853
Ingersoll Rand, Inc.	381	29,082
Insulet Corp.*	79	24,728
Interactive Brokers Group, Inc., Class A	641	45,101
Intercontinental Exchange, Inc.	30	4,389
International Business Machines Corp.	67	20,596
International Flavors & Fragrances, Inc.	10,846	682,973
Intuit, Inc.	14	9,346
Johnson & Johnson	212	40,040
Johnson Controls International PLC	6,665	762,409
JPMorgan Chase & Co.	368	114,492
KB Home	14	874
Kimco Realty Corp.	47,802	987,589
KLA Corp.	7	8,461
Kroger Co.	482	30,670
Lam Research Corp.	70	11,022
Lennar Corp., Class A	115	14,234
Linde PLC	101	42,248
LKQ Corp.	61,275	1,958,349
Lowe's Cos., Inc.	29	6,906
MapLight Therapeutics, Inc.*,1	1,566	26,497
Marsh & McLennan Cos., Inc.	26	4,632
MasTec, Inc.*	5,051	1,031,212
Mastercard, Inc., Class A	128	70,655
McDonald's Corp.	54	16,115
McKesson Corp.	267	216,628
Merck & Co., Inc.	228	19,603
Meta Platforms, Inc., Class A	182	118,000
Mettler-Toledo International, Inc.*	9	12,747
Microchip Technology, Inc.	20	1,248
Micron Technology, Inc.	247	55,271
Microsoft Corp.	569	294,634
Millrose Properties, Inc.	58	1,868
Monster Beverage Corp.*	585	39,096
Morgan Stanley	176	28,864
MSCI, Inc.	19	11,182
Nestle SA, Registered Shares	137	13,088
Netflix, Inc.*	37	41,398
Newmont Corp.	36	2,915
NextEra Energy, Inc.	12,174	990,964
NEXTracker, Inc., Class A*	3,449	349,108
NIKE, Inc., Class B	63	4,069
Novanta, Inc.*	7	889
Novartis AG, Registered Shares	105	12,952
nVent Electric PLC	315	36,020
NVIDIA Corp.	1,946	394,046

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Oceaneering International, Inc.*	389	$9,060
Okta, Inc.*	12	1,098
Old Dominion Freight Line, Inc.[1]	850	119,357
Omnicom Group, Inc.	11	825
Oracle Corp.	216	56,724
Palo Alto Networks, Inc.*	184	40,524
Parsons Corp.*	23,897	1,986,797
Patterson-UTI Energy, Inc.	67,800	425,106
Paychex, Inc.	17	1,990
PayPal Holdings, Inc.*	67	4,641
Pebblebrook Hotel Trust	69,822	730,338
Penn Entertainment, Inc.*	23,557	387,748
PepsiCo, Inc.	144	21,037
PG&E Corp.	11,317	180,619
Pinnacle West Capital Corp.	732	64,797
PPL Corp.	11,696	427,138
Procter & Gamble Co.	311	46,765
Progressive Corp.	204	42,024
Prologis, Inc.	49	6,080
PTC, Inc.*	56	11,118
Public Storage	20	5,571
PulteGroup, Inc.	9	1,079
QUALCOMM, Inc.	84	15,196
Quanta Services, Inc.	1,412	634,172
Range Resources Corp.	12,236	434,990
Republic Services, Inc.	211	43,939
RH*	2,553	440,367
ROBLOX Corp., Class A*	20	2,274
Roche Holding AG	37	11,903
Rocket Cos., Inc., Class A	85,253	1,420,315
Roper Technologies, Inc.	83	37,030
Royal Gold, Inc.	168	29,365
S&P Global, Inc.	62	30,207
Salesforce, Inc.	67	17,447
Sanofi SA	59	5,957
Schneider Electric SE	103	29,218
Sempra	225	20,687
Sensata Technologies Holding PLC	5,264	167,553
ServiceNow, Inc.*	10	9,193
Signet Jewelers Ltd.	4,156	410,821
SLB Ltd.	768	27,694
SolarEdge Technologies, Inc.*	9,842	345,356
Sonoco Products Co.	5,335	216,441
Southern Co.	13,917	1,308,755
Southwest Airlines Co.	28,029	849,279
Spotify Technology SA*	7	4,587
Sprouts Farmers Market, Inc.*	132	10,423
Starbucks Corp.	59	4,771
Stellantis NV	52,529	531,486

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Super Micro Computer, Inc.*	28	$1,455
Swiss Re AG	9	1,640
Synopsys, Inc.*	1	454
Take-Two Interactive Software, Inc.*	98	25,124
Teledyne Technologies, Inc.*	2	1,054
Tesla, Inc.*	216	98,617
Thermo Fisher Scientific, Inc.	78	44,256
TJX Cos., Inc.	164	22,983
T-Mobile U.S., Inc.	28	5,881
Trade Desk, Inc., Class A*	22	1,106
Trane Technologies PLC	119	53,389
Travelers Cos., Inc.	176	47,277
Tyler Technologies, Inc.*	2	953
Uber Technologies, Inc.*	577	55,680
UL Solutions, Inc., Class A	4,653	362,329
United Airlines Holdings, Inc.*	4,470	420,359
UnitedHealth Group, Inc.	81	27,666
Unity Software, Inc.*	5,085	192,721
Verisk Analytics, Inc.	100	21,876
Verizon Communications, Inc.	226	8,981
Visa, Inc., Class A	239	81,437
Vital Farms, Inc.*	432	14,191
Voya Financial, Inc.	14	1,042
Walmart, Inc.	1,134	114,738
Walt Disney Co.	148	16,668
Waste Connections, Inc.	154	25,827
Waste Management, Inc.	91	18,179
Wayfair, Inc., Class A*	400	41,404
WEC Energy Group, Inc.	1,950	217,873
WEX, Inc.*	137	19,986
Williams Cos., Inc.	5,400	312,498
Workday, Inc., Class A*	11	2,639
Wynn Resorts Ltd.	7,229	860,179
Xcel Energy, Inc.	17,589	1,427,699
		63,593,862
Total common stocks (cost—$86,311,193)		95,429,142

Exchange traded funds—0.8%
iShares GSCI Commodity Dynamic Roll Strategy ETF (cost—$2,003,447)	78,544	2,117,153

Investment companies—7.1%
AQR Style Premia Alternative Fund, Class I	593,919	5,256,180
Carillon Reams Unconstrained Bond Fund, Class I	1,105,062	14,376,857
Total investment companies (cost—$18,384,757)		19,633,037

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of warrants	Value
Warrant—0.0%†
United States—0.0%†
GameStop Corp. expires 10/30/26*,1 (cost—$0)	385	$1,155

	Face amount[4]
Corporate bonds—36.6%
Australia—1.7%
IREN Ltd.
0.000%, due 07/01/31[3,5]		40,000	42,809
3.250%, due 06/15/30[3]		453,000	1,680,630
3.500%, due 12/15/29[3], Series IREN		681,000	3,118,980
			4,842,419
Brazil—0.1%
Gol Finance, Inc.
14.375%, due 06/06/30[1,3]		152,220	153,599

Canada—0.5%
B2Gold Corp.
2.750%, due 02/01/30[1,3]		310,000	493,805
Equinox Gold Corp.
4.750%, due 10/15/28		116,000	219,931
Fortuna Mining Corp.
3.750%, due 06/30/29		233,000	353,175
McEwen, Inc.
5.250%, due 08/15/30[1,3]		47,000	85,543
SSR Mining, Inc.
2.500%, due 04/01/39		98,000	129,804
StorageVault Canada, Inc.
5.000%, due 03/31/28[1,3]	CAD	298,000	214,021
			1,496,279

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[4]		Value
Corporate bonds—(continued)
China—1.0%
Alibaba Group Holding Ltd.
0.500%, due 06/01/31[1]		388,000	$685,984
H World Group Ltd.
3.000%, due 05/01/26[1]		246,000	269,931
indie Semiconductor, Inc.
3.500%, due 12/15/29[1,3]		112,000	145,781
4.500%, due 11/15/27[1,3]		236,000	263,806
Ping An Insurance Group Co. of China Ltd.
0.875%, due 07/22/29[1,6]		200,000	285,462
Silvercorp Metals, Inc.
4.750%, due 12/15/29[1,3]		113,000	188,771
Trip.com Group Ltd.
0.750%, due 06/15/29[1]		871,000	1,058,840
			2,898,575
Colombia—0.0%†
ABRA Global Finance
14.000%, due 10/22/29[3,7]
6.000% Cash and 8.000% PIK		109,587	106,683

Denmark—0.0%†
Ascendis Pharma AS
2.250%, due 04/01/28[1]		40,000	54,977

Israel—0.1%
Wix.com Ltd.
0.000%, due 09/15/30[3,5]		155,000	154,225

Netherlands—1.0%
Nebius Group NV
1.000%, due 09/15/30[3]		265,000	332,337
2.000%, due 06/05/29[3]		244,000	646,983
2.750%, due 09/15/32[3]		16,000	20,565
3.000%, due 06/05/31[3]		601,000	1,604,670
Pharming Group NV
4.500%, due 04/25/29[1,6]	EUR	100,000	139,061
			2,743,616

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[4]	Value
Corporate bonds—(continued)
Singapore—0.2%
Grab Holdings Ltd.
0.000%, due 06/15/30[1,5,6]	312,000	$362,843
Sea Ltd.
0.250%, due 09/15/26[1]	155,000	148,180
		511,023
United States—32.0%
A10 Networks, Inc.
2.750%, due 04/01/30[1,3]	242,000	251,281
ADTRAN Holdings, Inc.
3.750%, due 09/15/30[1,3]	186,000	221,342
Advanced Energy Industries, Inc.
2.500%, due 09/15/28[1]	79,000	125,050
Affirm Holdings, Inc.
0.000%, due 11/15/26[5]	738,000	700,994
0.750%, due 12/15/29[3]	474,000	514,205
Akamai Technologies, Inc.
0.250%, due 05/15/33[3]	419,000	421,103
0.375%, due 09/01/27	889,000	852,755
1.125%, due 02/15/29	664,000	625,264
Alkami Technology, Inc.
1.500%, due 03/15/30[1]	221,000	219,584
Alnylam Pharmaceuticals, Inc.
0.000%, due 09/15/28[3,5]	148,000	147,583
Alphatec Holdings, Inc.
0.750%, due 08/01/26	274,000	325,241
0.750%, due 03/15/30[3]	426,000	606,569
Amphastar Pharmaceuticals, Inc.
2.000%, due 03/15/29[1,3]	70,000	62,589
ANI Pharmaceuticals, Inc.
2.250%, due 09/01/29	507,000	704,968
Applied Digital Corp.[1,3]
2.750%, due 06/01/30[1,3]	512,000	1,864,013

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
Applied Optoelectronics, Inc.
2.750%, due 01/15/30[1]	232,000	$270,271
AST SpaceMobile, Inc.
2.000%, due 01/15/36[3]	78,000	82,199
4.250%, due 03/01/32[3]	142,000	453,701
Astronics Corp.
0.000%, due 01/15/31[3,5]	166,000	183,392
Avnet, Inc.
1.750%, due 09/01/30[1,3]	156,000	154,064
BigBear.ai Holdings, Inc.
6.000%, due 12/15/29[1,3]	138,000	285,278
Bill Holdings, Inc.
0.000%, due 04/01/27[5]	54,000	50,421
0.000%, due 04/01/30[3,5]	361,000	317,984
BioMarin Pharmaceutical, Inc.
1.250%, due 05/15/27[1]	852,000	811,631
Bit Digital, Inc.
4.000%, due 10/01/30[1]	85,000	106,299
BlackLine, Inc.
1.000%, due 06/01/29[1]	117,000	125,494
Bloom Energy Corp.
0.000%, due 11/15/30[3,5]	450,000	457,491
3.000%, due 06/01/28	6,000	42,120
3.000%, due 06/01/29	165,000	1,056,000
Box, Inc.
0.000%, due 01/15/26[5]	382,000	476,465
1.500%, due 09/15/29	156,000	156,384
Bridgebio Pharma, Inc.
2.250%, due 02/01/29	15,000	15,799
2.500%, due 03/15/27	519,000	846,665
Cheesecake Factory, Inc.
0.375%, due 06/15/26	218,000	205,823
2.000%, due 03/15/30[3]	394,000	387,806
Cipher Mining, Inc.
0.000%, due 10/01/31[3,5]	133,000	185,564

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
1.750%, due 05/15/30	260,000	$1,116,950
Cleanspark, Inc.
0.000%, due 06/15/30[3,5]	80,000	114,095
Cloudflare, Inc.
0.000%, due 08/15/26[5]	626,000	879,987
0.000%, due 06/15/30[3,5]	429,000	528,103
Cohu, Inc.
1.500%, due 01/15/31[1]	78,000	87,551
Coinbase Global, Inc.
0.000%, due 10/01/29[3,5]	390,000	424,078
0.500%, due 06/01/26	465,000	523,274
Collegium Pharmaceutical, Inc.
2.875%, due 02/15/29[1]	608,000	729,108
CONMED Corp.
2.250%, due 06/15/27[1]	1,000,000	953,937
Core Scientific, Inc.
3.000%, due 09/01/29[1,3]	384,000	814,022
CorMedix, Inc.
4.000%, due 08/01/30[1,3]	102,000	118,317
Cracker Barrel Old Country Store, Inc.
1.750%, due 09/15/30[1,3]	39,000	32,072
Danimer Scientific, Inc.
0.000%, due 12/15/26[3]	265,000	795
Dexcom, Inc.
0.250%, due 11/15/25	1,005,000	980,901
0.375%, due 05/15/28	524,000	476,903
DigitalOcean Holdings, Inc.
0.000%, due 12/01/26[5]	111,000	105,653
0.000%, due 08/15/30[3,5]	585,000	727,717
DoorDash, Inc.
0.000%, due 05/15/30[3,5]	390,000	430,330

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
DraftKings Holdings, Inc.
0.000%, due 03/15/28[1,5]	233,000	$206,036
Dropbox, Inc.
0.000%, due 03/01/26[5]	759,000	753,667
0.000%, due 03/01/28[5]	610,000	621,065
Dynavax Technologies Corp.
2.000%, due 03/15/30[1,3]	316,000	297,326
Encore Capital Group, Inc.
4.000%, due 03/15/29[1]	472,000	467,972
Energy Fuels, Inc.
0.750%, due 11/01/31[1,3]	40,000	51,337
Enovis Corp.
3.875%, due 10/15/28[1,3]	37,000	36,849
Enovix Corp.
4.750%, due 09/15/30[1,3]	237,000	318,037
Eos Energy Enterprises, Inc.
6.750%, due 06/15/30[1,3]	86,000	284,944
Etsy, Inc.
0.125%, due 09/01/27	245,000	226,694
0.250%, due 06/15/28	585,000	518,219
1.000%, due 06/15/30[1,3]	156,000	165,864
Evergy, Inc.
4.500%, due 12/15/27[1]	233,000	296,183
Exact Sciences Corp.
0.375%, due 03/15/27	796,000	788,663
0.375%, due 03/01/28	776,000	737,126
2.000%, due 03/01/30[3]	94,000	104,852
Expedia Group, Inc.
0.000%, due 02/15/26[1,5]	532,000	540,187
EZCORP, Inc.
3.750%, due 12/15/29[1,3]	78,000	137,823
Five9, Inc.
1.000%, due 03/15/29[1]	595,000	526,383

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
Fluence Energy, Inc.
2.250%, due 06/15/30[1,3]	47,000	$58,953
Fluor Corp.
1.125%, due 08/15/29[1]	351,000	448,848
Ford Motor Co.
0.000%, due 03/15/26[1,5]	39,000	40,654
Galaxy Digital Holdings LP
2.500%, due 12/01/29[3]	500,000	864,245
3.000%, due 12/15/26[3]	500,000	642,490
GameStop Corp.
0.000%, due 04/01/30[3,5]	31,000	31,977
0.000%, due 06/15/32[3,5]	418,000	427,823
Granite Construction, Inc.
3.250%, due 06/15/30	39,000	56,807
3.750%, due 05/15/28	399,000	904,701
Greenbrier Cos., Inc.
2.875%, due 04/15/28[1]	397,000	410,081
Guardant Health, Inc.
0.000%, due 11/15/27[5]	758,000	806,588
1.250%, due 02/15/31	31,000	53,038
Hims & Hers Health, Inc.
0.000%, due 05/15/30[1,3,5]	44,000	44,383
Impinj, Inc.
1.125%, due 05/15/27[1]	271,000	501,307
Inotiv, Inc.
3.250%, due 10/15/27[1]	298,000	68,039
InterDigital, Inc.
3.500%, due 06/01/27[1]	893,000	4,161,380
iRhythm Technologies, Inc.
1.500%, due 09/01/29[1]	312,000	455,033
Itron, Inc.
1.375%, due 07/15/30[1]	22,000	22,590
Jazz Investments I Ltd.
2.000%, due 06/15/26[1]	533,000	572,671

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[4]		Value
Corporate bonds—(continued)
United States—(continued)
JBT Marel Corp.
0.250%, due 05/15/26		156,000	$155,531
0.375%, due 09/15/30[3]		295,000	273,813
JPMorgan Chase & Co.
0.000%, due 01/28/41[5]	ZAR	4,400,000	48,311
Kite Realty Group LP
0.750%, due 04/01/27[1,3]		44,000	44,972
Lantheus Holdings, Inc.
2.625%, due 12/15/27[1]		313,000	347,984
LeMaitre Vascular, Inc.
2.500%, due 02/01/30[1,3]		101,000	103,224
Liberty Interactive LLC
3.750%, due 02/15/30		955,000	73,494
4.000%, due 11/15/29		220,000	18,044
Liberty Media Corp.
2.375%, due 09/30/53[1,3]		640,000	965,120
LivaNova PLC
2.500%, due 03/15/29[1]		507,000	548,219
Live Nation Entertainment, Inc.
2.875%, due 01/15/30[1,3]		160,000	170,950
Lumentum Holdings, Inc.
0.500%, due 12/15/26		877,000	1,797,613
1.500%, due 12/15/29		204,000	598,662
MACOM Technology Solutions Holdings, Inc.
0.250%, due 03/15/26[1,3]		289,000	524,463
MARA Holdings, Inc.
0.000%, due 08/01/32[1,3,5]		262,000	284,998
Marriott Vacations Worldwide Corp.
0.000%, due 01/15/26[1,5]		1,315,000	1,292,637

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
Match Group Financeco 2, Inc.
0.875%, due 06/15/26[1,3]	576,000	$556,862
Match Group Financeco 3, Inc.
2.000%, due 01/15/30[1,3]	699,000	630,042
MGP Ingredients, Inc.
1.875%, due 11/15/41[1]	523,000	497,963
Microchip Technology, Inc.
0.750%, due 06/01/30[1]	787,000	767,370
Mirum Pharmaceuticals, Inc.
4.000%, due 05/01/29[1]	477,000	1,141,595
Mitek Systems, Inc.
0.750%, due 02/01/26[1]	645,000	634,099
NCL Corp. Ltd.
0.750%, due 09/15/30[3]	388,000	372,410
0.875%, due 04/15/30[3]	78,000	85,679
Nutanix, Inc.
0.250%, due 10/01/27	893,000	1,196,281
0.500%, due 12/15/29[3]	119,000	130,710
Oddity Finance LLC
0.000%, due 06/15/30[1,3,5]	142,000	125,789
Omnicell, Inc.
1.000%, due 12/01/29[1,3]	156,000	148,195
ON Semiconductor Corp.
0.000%, due 05/01/27[5]	877,000	1,011,076
0.500%, due 03/01/29	835,000	774,838
Opendoor Technologies, Inc.
7.000%, due 05/15/30[1]	289,000	1,471,010
OSI Systems, Inc.
2.250%, due 08/01/29[1]	156,000	247,647
Pacira BioSciences, Inc.
2.125%, due 05/15/29[1]	465,000	445,157

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
Pagaya Technologies Ltd.
6.125%, due 10/01/29[1]	260,000	$541,143
PAR Technology Corp.
1.000%, due 01/15/30[3]	24,000	20,287
1.500%, due 10/15/27	389,000	373,399
Patrick Industries, Inc.
1.750%, due 12/01/28[1]	156,000	256,609
Pebblebrook Hotel Trust
1.625%, due 01/15/30[3]	183,000	171,633
1.750%, due 12/15/26	159,000	152,004
Peloton Interactive, Inc.
0.000%, due 02/15/26[5]	606,000	596,345
5.500%, due 12/01/29	405,000	755,706
Penguin Solutions, Inc.
2.000%, due 02/01/29	489,000	606,472
2.000%, due 08/15/30	415,000	458,899
Pitney Bowes, Inc.
1.500%, due 08/15/30[1,3]	194,000	188,874
Porch Group, Inc.
6.750%, due 10/01/28[1,3]	388,000	394,604
PROS Holdings, Inc.
2.250%, due 09/15/27	116,000	116,834
2.500%, due 07/01/30[3]	495,000	640,629
PTC Therapeutics, Inc.
1.500%, due 09/15/26[1]	656,000	905,464
Q2 Holdings, Inc.
0.750%, due 06/01/26[1]	621,000	614,183
Rapid7, Inc.
0.250%, due 03/15/27[1]	390,000	366,122
RealReal, Inc.
4.000%, due 02/15/31[1]	256,000	362,724
Repligen Corp.
1.000%, due 12/15/28[1]	18,000	19,009

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
Riot Platforms, Inc.
0.750%, due 01/15/30[1,3]	78,000	$121,823
Rubrik, Inc.
0.000%, due 06/15/30[1,3,5]	290,000	281,786
Semtech Corp.
1.625%, due 11/01/27[1]	92,000	173,077
Shake Shack, Inc.
0.000%, due 03/01/28[1,5]	194,000	186,813
Shift4 Payments, Inc.
0.500%, due 08/01/27[1]	450,000	443,616
Sirius XM Holdings, Inc.
3.750%, due 03/15/28[1]	776,000	798,240
Snap, Inc.
0.125%, due 03/01/28[1]	88,000	78,938
Snowflake, Inc.
0.000%, due 10/01/27[1,5]	194,000	348,783
SoFi Technologies, Inc.
0.000%, due 10/15/26[3,5]	628,000	882,359
1.250%, due 03/15/29[3]	506,000	1,589,042
SolarEdge Technologies, Inc.
2.250%, due 07/01/29[1]	114,000	150,757
Solaris Energy Infrastructure, Inc.
0.250%, due 10/01/31	265,000	314,115
4.750%, due 05/01/30	253,000	564,724
Spotify USA, Inc.
0.000%, due 03/15/26[1,5]	78,000	100,543
Strategy, Inc.
2.250%, due 06/15/32	191,000	295,597
Stride, Inc.
1.125%, due 09/01/27[1]	338,000	473,960
Summit Hotel Properties, Inc.
1.500%, due 02/15/26[1]	738,000	729,140
Super Micro Computer, Inc.

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
0.000%, due 06/15/30[3,5]	544,000	$638,585
2.250%, due 07/15/28[3]	587,000	689,649
3.500%, due 03/01/29	272,000	288,377
Teladoc Health, Inc.
1.250%, due 06/01/27[1]	182,000	171,140
Tempus AI, Inc.
0.750%, due 07/15/30[1,3]	124,000	169,161
Terawulf, Inc.
0.000%, due 05/01/32[3,5]	117,000	121,095
2.750%, due 02/01/30[3]	312,000	643,341
Tetra Tech, Inc.
2.250%, due 08/15/28[1,3]	267,000	282,790
TransMedics Group, Inc.
1.500%, due 06/01/28[1,3]	632,000	1,005,474
Uber Technologies, Inc.
0.000%, due 05/15/28[3,5]	54,000	56,775
0.875%, due 12/01/28,Series 2028	109,000	159,637
Unity Software, Inc.
0.000%, due 11/15/26[1,5]	283,000	269,462
Upstart Holdings, Inc.
2.000%, due 10/01/29[1]	233,000	311,973
Veeco Instruments, Inc.
2.875%, due 06/01/29[1]	304,000	385,457
Vertex, Inc.
0.750%, due 05/01/29[1]	408,000	404,741
Vishay Intertechnology, Inc.
2.250%, due 09/15/30[1]	239,000	222,836
Wayfair, Inc.
3.250%, due 09/15/27[1]	1,421,000	2,433,320

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount[4]	Value
Corporate bonds—(concluded)
United States
Western Digital Corp.
3.000%, due 11/15/28[1]	897,000	$3,579,030
WisdomTree, Inc.
3.250%, due 08/15/29[1]	780,000	921,710
Workiva, Inc.
1.250%, due 08/15/28[1]	429,000	423,176
Xometry, Inc.
0.750%, due 06/15/30[3]	295,000	388,188
1.000%, due 02/01/27	430,000	488,127
Ziff Davis, Inc.
1.750%, due 11/01/26	348,000	335,765
3.625%, due 03/01/28[3]	638,000	616,522
Zscaler, Inc.
0.000%, due 07/15/28[3,5]	426,000	439,930
		89,013,292
Total corporate bonds (cost—$94,457,770)		101,974,688

Non-U.S. government agency obligations—1.0%
Mexico—1.0%
Mexico Bonos
8.500%, 03/02/28 (cost—$2,661,926)	49,680,000	2,720,527

U.S. Treasury obligations—0.5%
United States—0.5%
U.S. Treasury Notes
3.625, due 08/31/30[1]	1,004,000	1,000,470
4.000, due 03/31/30[1]	519,000	525,569
(cost—$1,523,663)		1,526,039

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Short term investments—42.4%
Short-term investments—40.0%
State Street Institutional U.S. Government Money Market Fund, 4.014%[8] (cost—$111,431,957)	$111,431,957	$111,431,957

Short-term U.S. Treasury obligations—2.4%
U.S. Treasury Bills
3.833%, due 01/27/26[8]	500,000	495,475
3.859%, due 01/13/26[8]	590,000	585,487
3.899%, due 01/08/26[8]	500,000	496,399
3.903%, due 01/27/26[8]	400,000	396,325
3.914%, due 01/20/26[8]	365,000	361,879
3.940%, due 01/13/26[8]	80,000	79,377
3.944%, due 01/08/26[8]	300,000	297,817
3.945%, due 01/08/26[8]	790,000	784,250
3.974%, due 12/18/25[8,9]	600,000	596,960
3.975%, due 12/18/25[8,9]	300,000	298,479
4.014%, due 11/28/25[8]	295,000	294,132
4.041%, due 12/02/25[8,9]	390,000	388,668
4.130%, due 11/28/25[8]	505,000	503,472
4.131%, due 11/28/25[8]	1,005,000	1,001,959
Total short-term U.S. treasury obligations (cost—$6,580,493)		6,580,679

	Number of contracts	Notional amount
Options Purchased—0.0%†
Put options—0.0%†
5 Year Interest Rate Swap,strike @1.150, expires 12/12/25 (Counterparty: BNP)	2,742,306,000	3,153,651,900	67,945
Total Options Purchased (cost—$0)			67,945

	Number of contracts	Notional amount
Foreign exchange options purchased—0.4%
Call options—0.1%
Call USD vs. Put CNY,strike @8.000, expires 11/14/25 (Counterparty: JPMCB)	268,000	2,144,000	0

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Call options—(continued)
Call USD vs. Put HKD,strike @7.850, expires 11/26/25 (Counterparty: JPMCB)	4,250,000	$33,362,500	$55
Call USD vs. Put HKD,strike @7.850, expires 02/13/26 (Counterparty: HSBC)	5,917,000	46,448,450	1,680
Call EUR vs. Put HUF,strike @480.000, expires 03/10/26 (Counterparty: JPMCB)	606,000	290,880,000	33
Call EUR vs. Put HUF,strike @470.000, expires 03/11/26 (Counterparty: JPMCB)	745,000	350,150,000	89
Call USD vs. Put CHF,strike @0.990, expires 12/15/25 (Counterparty: JPMCB)	114,000	112,860	0
Call USD vs. Put HKD,strike @7.800, expires 04/09/26 (Counterparty: JPMCB)	3,306,000	25,786,800	2,113
Call AUD vs. Put USD,strike @0.840, expires 04/15/26 (Counterparty: JPMCB)	265,000	222,600	115
Call USD vs. Put CHF,strike @0.843, expires 11/05/25 (Counterparty: JPMCB)	101,000	85,173	1
Call USD vs. Put COP,strike @4,500.000, expires 11/19/25 (Counterparty: JPMCB)	451,000	2,029,500,000	4
Call EUR vs. Put USD,strike @1.250, expires 12/12/25 (Counterparty: JPMCB)	1,727,000	2,158,750	18
Call EUR vs. Put USD,strike @1.425, expires 07/03/26 (Counterparty: JPMCB)	287,000	408,975	1,589

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Call options—(continued)
Call MXN vs. Put JPY,strike @8.880, expires 07/06/26 (Counterparty: JPMCB)	1,396,000	$12,396,480	$8,454
Call USD vs. Put MXN,strike @19.660, expires 01/29/26 (Counterparty: JPMCB)	59,000	1,159,940	7,591
Call EUR vs. Put CHF,strike @0.960, expires 11/10/25 (Counterparty: JPMCB)	47,000	45,120	9
Call EUR vs. Put GBP,strike @0.885, expires 12/04/25 (Counterparty: MSCI)	30,000	26,550	9,830
Call USD vs. Put ZAR,strike @18.550, expires 12/18/25 (Counterparty: JPMCB)	50,000	927,500	2,415
Call AUD vs. Put CAD,strike @1.000, expires 01/08/26 (Counterparty: JPMCB)	104,000	104,000	160
Call GBP vs. Put USD,strike @1.575, expires 09/14/26 (Counterparty: JPMCB)	75,000	118,125	904
Call USD vs. Put BRL,strike @6.350, expires 06/12/26 (Counterparty: JPMCB)	71,000	450,850	10,000
Call USD vs. Put ZAR,strike @18.820, expires 01/30/26 (Counterparty: JPMCB)	25,000	470,500	1,859
Call EUR vs. Put USD,strike @1.275, expires 03/19/26 (Counterparty: JPMCB)	74,000	94,350	1,532
Call USD vs. Put BRL,strike @6.120, expires 01/28/26 (Counterparty: JPMCB)	70,000	428,400	4,046

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Call options—(continued)
Call USD vs. Put CAD,strike @1.415, expires 03/25/27 (Counterparty: JPMCB)	72,000	$101,880	$21,320
Call AUD vs. Put NZD,strike @1.196, expires 03/31/26 (Counterparty: JPMCB)	73,000	87,308	2,372
Call AUD vs. Put NZD,strike @1.150, expires 12/18/25 (Counterparty: JPMCB)	962,000	1,106,300	2,360
Call AUD vs. Put CAD,strike @0.958, expires 10/08/27 (Counterparty: JPMCB)	72,000	68,940	10,509
Call AUD vs. Put NZD,strike @1.360, expires 06/28/27 (Counterparty: BB)	1,435,000	1,951,600	6,770
Call EUR vs. Put USD,strike @1.200, expires 01/07/26 (Counterparty: JPMCB)	35,000	42,000	2,847
Call USD vs. Put JPY,strike @155.000, expires 11/06/25 (Counterparty: JPMCB)	1,581,000	245,055,000	1,810
Call USD vs. Put JPY,strike @153.000, expires 11/06/25 (Counterparty: JPMCB)	1,458,000	223,074,000	7,775
Call USD vs. Put CNY,strike @7.200, expires 11/06/25 (Counterparty: JPMCB)	15,000	108,000	33
Call USD vs. Put CNY,strike @7.130, expires 10/12/27 (Counterparty: JPMCB)	53,000	377,890	11,798
Call CHF vs. Put JPY,strike @200.000, expires 01/30/26 (Counterparty: JPMCB)	26,000	5,200,000	3,790

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Call options—(continued)
Call USD vs. Put JPY,strike @154.000, expires 12/02/25 (Counterparty: JPMCB)	1,181,000	$181,874,000	$1,598
Call USD vs. Put JPY,strike @155.750, expires 11/06/25 (Counterparty: JPMCB)	739,000	115,099,250	298
Call GBP vs. Put USD,strike @1.360, expires 01/30/26 (Counterparty: JPMCB)	273,000	371,280	53,038
Total			178,815

Put options—0.3%
Call JPY vs. Put USD,strike @110.000, expires 12/02/26 (Counterparty: JPMCB)	292,000	32,120,000	2,188
Call JPY vs. Put USD,strike @110.000, expires 12/02/26 (Counterparty: JPMCB)	47,000	5,170,000	352
USD/CNY vs. SOFR,strike @74,008.000, expires 11/03/25 (Counterparty: GSI)	181,605	13,440,222,840	0
Call JPY vs. Put USD,strike @130.000, expires 11/18/25 (Counterparty: JPMCB)	1,195,000	155,350,000	11
Call JPY vs. Put USD,strike @130.000, expires 11/04/25 (Counterparty: JPMCB)	1,194,000	155,220,000	1
Call JPY vs. Put USD,strike @135.000, expires 12/18/25 (Counterparty: JPMCB)	602,000	81,270,000	1,260

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call JPY vs. Put USD,strike @110.000, expires 11/26/25 (Counterparty: JPMCB)	362,000	$39,820,000	$0
Call USD vs. Put EUR,strike @1.000, expires 12/04/25 (Counterparty: JPMCB)	14,852,000	14,852,000	17
USD/JPY vs. S&P 500,strike @467,528.000, expires 11/21/25 (Counterparty: GSI)	230,000	107,531,440,000	126
USD/JPY vs. S&P 500,strike @467,528.000, expires 12/19/25 (Counterparty: GSI)	230,000	107,531,440,000	0
USD/JPY vs. JPY 10 Year Overnight Indexed Swap,strike @139.000, expires 04/17/26 (Counterparty: GSI)	51,000	7,089,000	1,475
Call BRL vs. Put USD,strike @5.600, expires 08/11/26 (Counterparty: JPMCB)	157,000	879,200	68,230
Call BRL vs. Put USD,strike @5.600, expires 02/11/26 (Counterparty: JPMCB)	157,000	879,200	103,403
Call BRL vs. Put USD,strike @5.600, expires 05/11/26 (Counterparty: JPMCB)	157,000	879,200	81,872
Call BRL vs. Put USD,strike @5.200, expires 01/22/26 (Counterparty: JPMCB)	113,000	587,600	15,660
Call TRY vs. Put USD,strike @39.500, expires 12/03/25 (Counterparty: JPMCB)	39,000	1,540,500	17

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call TRY vs. Put USD,strike @39.000, expires 12/09/25 (Counterparty: JPMCB)	49,000	$1,911,000	$23
Call JPY vs. Put USD,strike @101.000, expires 04/09/26 (Counterparty: JPMCB)	727,000	73,427,000	135
Call JPY vs. Put USD,strike @109.000, expires 01/08/26 (Counterparty: JPMCB)	327,000	35,643,000	9
Call BRL vs. Put USD,strike @5.630, expires 11/05/25 (Counterparty: JPMCB)	15,000	84,450	14,918
Call AUD vs. Put GBP,strike @2.010, expires 11/06/25 (Counterparty: JPMCB)	9,000	18,090	6,509
Call KRW vs. Put USD,strike @1,050.000, expires 05/07/26 (Counterparty: JPMCB)	344,000	361,200,000	72
Call JPY vs. Put USD,strike @127.000, expires 05/12/27 (Counterparty: JPMCB)	153,000	19,431,000	11,503
Call ZAR vs. Put USD,strike @17.930, expires 02/13/26 (Counterparty: JPMCB)	37,000	663,410	27,213
Call MXN vs. Put USD,strike @17.300, expires 05/13/26 (Counterparty: JPMCB)	127,000	2,197,100	9,140
Call NOK vs. Put CHF,strike @12.030, expires 11/13/25 (Counterparty: JPMCB)	44,000	529,320	72

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call SGD vs. Put GBP,strike @1.600, expires 05/21/26 (Counterparty: JPMCB)	63,000	$100,800	$7,304
Call TRY vs. Put USD,strike @42.100, expires 11/05/25 (Counterparty: JPMCB)	5,000	210,500	3,368
Call BRL vs. Put USD,strike @5.000, expires 01/06/26 (Counterparty: JPMCB)	1,230,000	6,150,000	187
Call USD vs. Put GBP,strike @1.270, expires 01/08/26 (Counterparty: JPMCB)	57,000	72,390	9,107
Call AUD vs. Put GBP,strike @1.950, expires 01/13/26 (Counterparty: JPMCB)	47,000	91,650	9,353
Call HUF vs. Put EUR,strike @381.000, expires 05/20/26 (Counterparty: JPMCB)	90,000	34,290,000	23,132
Call HUF vs. Put EUR,strike @382.000, expires 05/27/26 (Counterparty: JPMCB)	106,000	40,492,000	29,259
Call CNY vs. Put USD,strike @6.750, expires 12/08/25 (Counterparty: JPMCB)	203,000	1,370,250	422
Call ZAR vs. Put USD,strike @17.150, expires 12/19/25 (Counterparty: JPMCB)	53,000	908,950	18,668
GBP/USD vs. USD/CNY,strike @133.000, expires 11/24/25 (Counterparty: CITI)	15,000	1,995,000	1,162

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
USD/TRY vs. EURCMS30 Index,strike @63.000, expires 09/29/27 (Counterparty: JPMCB)	100,000	$6,300,000	$12,370
Call PLN vs. Put EUR,strike @4.210, expires 01/15/26 (Counterparty: JPMCB)	30,000	126,300	5,082
Call BRL vs. Put USD,strike @5.300, expires 01/16/26 (Counterparty: JPMCB)	56,000	296,800	15,291
Call HUF vs. Put EUR,strike @381.000, expires 08/28/26 (Counterparty: JPMCB)	55,000	20,955,000	13,374
Call BRL vs. Put USD,strike @5.320, expires 01/16/26 (Counterparty: JPMCB)	37,000	196,840	11,327
Call ZAR vs. Put USD,strike @17.520, expires 02/12/26 (Counterparty: JPMCB)	35,000	613,200	20,210
Call ZAR vs. Put USD,strike @17.500, expires 02/24/26 (Counterparty: GSI)	42,000	735,000	23,467
Call HUF vs. Put EUR,strike @378.000, expires 09/23/26 (Counterparty: JPMCB)	59,000	22,302,000	11,683
Call NZD vs. Put AUD,strike @1.085, expires 11/28/25 (Counterparty: JPMCB)	451,000	489,335	134
Call MXN vs. Put USD,strike @18.360, expires 12/12/25 (Counterparty: JPMCB)	36,000	660,960	9,694

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call COP vs. Put USD,strike @4,025.000, expires 09/01/26 (Counterparty: JPMCB)	24,000	$96,600,000	$11,693
Call PLN vs. Put EUR,strike @4.180, expires 08/31/26 (Counterparty: JPMCB)	30,000	125,400	6,323
Call USD vs. Put GBP,strike @1.250, expires 03/06/26 (Counterparty: JPMCB)	2,081,000	2,601,250	10,766
Call HUF vs. Put EUR,strike @374.000, expires 12/08/26 (Counterparty: JPMCB)	96,000	35,904,000	14,274
Call TWD vs. Put USD,strike @28.550, expires 12/18/25 (Counterparty: JPMCB)	59,000	1,684,450	732
Call HUF vs. Put EUR,strike @366.000, expires 12/08/26 (Counterparty: JPMCB)	76,000	27,816,000	6,551
Call HUF vs. Put EUR,strike @351.000, expires 12/18/26 (Counterparty: JPMCB)	167,000	58,617,000	4,867
Call BRL vs. Put USD,strike @4.550, expires 09/17/27 (Counterparty: JPMCB)	60,000	273,000	2,511
Call BRL vs. Put USD,strike @4.820, expires 09/23/27 (Counterparty: JPMCB)	71,000	342,220	5,513
Call TRY vs. Put USD,strike @59.550, expires 09/24/27 (Counterparty: JPMCB)	72,000	4,287,600	18,104

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call MXN vs. Put USD,strike @16.850, expires 09/25/26 (Counterparty: JPMCB)	54,000	$909,900	$3,770
Call INR vs. Put USD,strike @87.850, expires 12/19/25 (Counterparty: JPMCB)	90,000	7,906,500	13,560
Call KRW vs. Put USD,strike @1,355.000, expires 03/25/26 (Counterparty: JPMCB)	54,000	73,170,000	8,524
Call KRW vs. Put USD,strike @1,310.000, expires 06/29/26 (Counterparty: JPMCB)	53,000	69,430,000	5,637
Call JPY vs. Put USD,strike @146.500, expires 11/10/25 (Counterparty: JPMCB)	1,098,000	160,857,000	13
EUR/ZAR vs. EURCMS30 Index,strike @1,940.000, expires 10/06/28 (Counterparty: MSCI)	76,000	147,440,000	6,889
BRL/JPY vs. EUSA30 Index,strike @26,437.000, expires 10/09/28 (Counterparty: CITI)	85,000	2,247,145,000	12,638
USD/CNY vs. USD/BRL,strike @710.000, expires 12/12/25 (Counterparty: JPMCB)	37,000	26,270,000	1,351
Call GBP vs. Put EUR,strike @0.860, expires 04/17/26 (Counterparty: JPMCB)	62,000	53,320	13,339
Call ZAR vs. Put USD,strike @17.050, expires 11/06/25 (Counterparty: JPMCB)	2,186,000	37,271,300	249

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call KRW vs. Put USD,strike @1,395.000, expires 11/12/25 (Counterparty: JPMCB)	1,094,000	$1,526,130,000	$268
Call ZAR vs. Put EUR,strike @19.500, expires 12/08/25 (Counterparty: JPMCB)	43,000	838,500	4,982
Call HUF vs. Put EUR,strike @361.000, expires 10/12/27 (Counterparty: JPMCB)	77,000	27,797,000	5,303
Call USD vs. Put EUR,strike @1.080, expires 04/10/26 (Counterparty: JPMCB)	204,000	220,320	9,419
Call BRL vs. Put USD,strike @5.400, expires 12/15/25 (Counterparty: JPMCB)	729,000	3,936,600	1,475
Call BRL vs. Put USD,strike @4.760, expires 10/19/27 (Counterparty: JPMCB)	80,000	380,800	5,457
Call USD vs. Put GBP,strike @1.325, expires 12/04/25 (Counterparty: JPMCB)	1,468,000	1,945,100	2,713
Call BRL vs. Put EUR,strike @6.120, expires 12/05/25 (Counterparty: JPMCB)	30,000	183,600	7,101
Call BRL vs. Put USD,strike @5.250, expires 01/27/26 (Counterparty: JPMCB)	1,268,000	6,657,000	6,161
Call JPY vs. Put GBP,strike @190.000, expires 01/28/26 (Counterparty: JPMCB)	1,438,000	273,220,000	5,832
Call ZAR vs. Put USD,strike @16.750, expires 01/07/26 (Counterparty: JPMCB)	1,479,000	24,773,250	957

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call USD vs. Put EUR,strike @1.148, expires 12/02/25 (Counterparty: JPMCB)	960,000	$1,101,600	$4,101
Call INR vs. Put USD,strike @88.050, expires 12/15/25 (Counterparty: JPMCB)	1,477,000	130,049,850	888
Call CLP vs. Put USD,strike @888.000, expires 02/18/26 (Counterparty: JPMCB)	49,000	43,512,000	9,426
Call MXN vs. Put USD,strike @18.430, expires 12/03/25 (Counterparty: JPMCB)	19,000	350,170	6,178
Call USD vs. Put GBP,strike @1.300, expires 11/10/25 (Counterparty: JPMCB)	3,134,000	4,074,200	4,422
Call USD vs. Put GBP,strike @1.300, expires 11/26/25 (Counterparty: JPMCB)	779,000	1,012,700	3,782
Total			794,569
Total foreign exchange options purchased (cost—$1,576,396)			973,384

Equity options purchased—0.2%
Call options—0.1%
AST SpaceMobile, Inc.,strike @90.000, expires 11/07/25 (Counterparty: CS)	4	360	504
Bills Holdings, Inc.,strike @60.000, expires 11/14/25 (Counterparty: CS)	3	180	75

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Equity options purchased—(continued)
Call options—(continued)
CME E-mini NASDAQ 100 Index Futures,strike @27,000.000, expires 12/19/25 (Counterparty: MSCI)	3	$81,000	$18,390
EURO STOXX Banks Index,strike @237.500, expires 12/19/25 (Counterparty: JPMCB)	44	10,450	11,665
HKG Hang Seng China Enterprises Index Futures,strike @9,500.000, expires 12/19/25 (Counterparty: JPMCB)	16	152,000	18,120
HKG Hang Seng China Enterprises Index Futures,strike @9,800.000, expires 06/18/26 (Counterparty: JPMCB)	23	225,400	67,337
Match Group, Inc.,strike @35.000, expires 11/07/25 (Counterparty: CS)	8	280	440
Match Group, Inc.,strike @35.000, expires 12/19/25 (Counterparty: CS)	8	280	792
Porch Group, Inc.,strike @12.500, expires 12/19/25 (Counterparty: MCM)	1	13	350
Porch Group, Inc.,strike @15.000, expires 01/16/26 (Counterparty: MCM)	4	60	1,040
S&P 500 Index,strike @6,870.000, expires 11/03/25 (Counterparty: MSCI)	5	34,350	4,375
S&P 500 Index,strike @6,950.000, expires 01/16/26 (Counterparty: JPMCB)	9	62,550	157,590

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Equity options purchased—(continued)
Call options—(continued)
Sarepta Therapeutics, Inc.,strike @30.000, expires 11/21/25 (Counterparty: SGS)	2	$60	$274
Sarepta Therapeutics, Inc.,strike @30.000, expires 01/16/26 (Counterparty: WF)	4	120	1,260
SPDR Gold Shares,strike @380.000, expires 03/20/26 (Counterparty: JPMCB)	66	25,080	101,640
STOXX Europe 600 Basic Resources Index,strike @570.000, expires 12/19/25 (Counterparty: JPMCB)	19	10,830	38,545
Stride, Inc.,strike @95.000, expires 11/21/25 (Counterparty: CS)	8	760	216
Total			422,613

Put options—0.1%
Bloom Energy Corp.,strike @110.000, expires 11/07/25 (Counterparty: CS)	4	440	660
Bloom Energy Corp.,strike @19.000, expires 01/16/26 (Counterparty: CS)	3	57	15
CBOE Volatility Index,strike @19.000, expires 12/17/25 (Counterparty: JPMCB)	315	5,985	59,850
CME E-mini Russell 2000 Index Futures,strike @2,400.000, expires 12/19/25 (Counterparty: MSCI)	8	19,200	21,320

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Equity options purchased—(continued)
Put options—(continued)
CME E-mini S&P 500 Index Futures,strike @6,700.000, expires 12/19/25 (Counterparty: MSCI)	30	$201,000	$146,250
Fluence Energy, Inc.,strike @13.000, expires 11/21/25 (Counterparty: MCM)	8	104	160
FTSE 100 Index,strike @8,900.000, expires 12/19/25 (Counterparty: JPMCB)	5	44,500	1,543
indie Semiconductor, Inc.,strike @5.000, expires 11/21/25 (Counterparty: SGS)	8	40	360
indie Semiconductor, Inc.,strike @5.000, expires 12/19/25 (Counterparty: SGS)	3	15	198
iShares Gold Trust,strike @69.000, expires 12/19/25 (Counterparty: JPMCB)	434	29,946	16,492
iShares Russell 2000 ETF,strike @239.000, expires 11/21/25 (Counterparty: MCM)	40	9,560	9,840
Opendoor Technologies, Inc.,strike @1.500, expires 01/16/26 (Counterparty: MCM)	32	48	64
S&P 500 Index,strike @6,750.000, expires 12/31/25 (Counterparty: MSCI)	1	6,750	11,673
Total			268,425
Total Equity options purchased (cost—$791,310)			691,038

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of contracts	Notional amount	Value
Swaptions Purchased—0.0%†
Call swaptions—0.0%†
1 Year Interest Rate Swap,strike @3.450, expires 07/01/26 (Counterparty: MSCI)	143,467,000	$143,467,000	$90,702
Total Swaptions Purchased (cost—$0)			90,702
Total Investments before Investments Sold Short (cost—$325,722,912)—123.2%			343,237,446

	Number of shares	Value
Investments sold short—(45.8%)
Common stocks—(37.7%)
Australia—(1.6%)
IREN Ltd.	(74,748)	(4,540,941)

Canada—(5.4%)
Alamos Gold, Inc.	(6,990)	(215,499)
ARC Resources Ltd.	(25,060)	(462,231)
Aritzia, Inc.	(1,390)	(97,093)
B2Gold Corp.	(80,499)	(353,391)
Brookfield Business Corp.	(8,930)	(325,480)
Canada Packers, Inc.	(14,010)	(167,115)
Canadian Apartment Properties REIT	(7,010)	(192,774)
Canadian Tire Corp. Ltd.	(1,970)	(225,927)
Cargojet, Inc.	(4,000)	(233,118)
Choice Properties Real Estate Investment Trust	(39,250)	(415,294)
CT Real Estate Investment Trust	(33,160)	(385,612)
Definity Financial Corp.	(2,640)	(122,819)
Dollarama, Inc.	(2,770)	(360,057)
EQB, Inc.	(3,460)	(220,717)
Equinox Gold Corp.	(169)	(1,857)
Equinox Gold Corp.	(16,121)	(176,847)
Fiera Capital Corp.	(35,460)	(159,027)
Fortuna Mining Corp.	(28,885)	(238,879)
Gibson Energy, Inc.	(48,940)	(834,306)
goeasy Ltd.	(390)	(46,896)
Groupe Dynamite, Inc.	(12,750)	(619,160)
IGM Financial, Inc.	(13,620)	(523,902)
Imperial Oil Ltd.	(11,570)	(1,023,321)
Intact Financial Corp.	(1,370)	(255,558)
Loblaw Cos. Ltd.	(39,820)	(1,582,522)
McEwen, Inc.	(3,673)	(67,326)
Metro, Inc.	(2,730)	(181,974)
Northland Power, Inc.	(11,280)	(206,129)
Parex Resources, Inc.	(14,140)	(180,865)
PrairieSky Royalty Ltd.	(27,350)	(491,015)
Precision Drilling Corp.	(1,390)	(83,387)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Canada—(continued)
Quebecor, Inc.	(7,210)	$(229,992)
Restaurant Brands International, Inc.	(2,810)	(184,562)
Richelieu Hardware Ltd.	(7,000)	(191,900)
RioCan Real Estate Investment Trust	(38,210)	(511,355)
Royal Bank of Canada	(1,280)	(187,517)
Saputo, Inc.	(5,540)	(133,864)
Savaria Corp.	(9,620)	(150,965)
SSR Mining, Inc.	(4,060)	(91,594)
Stella-Jones, Inc.	(4,910)	(278,696)
StorageVault Canada, Inc.	(156,034)	(550,689)
TC Energy Corp.	(15,780)	(791,841)
TELUS Corp.	(8,150)	(119,180)
Toromont Industries Ltd.	(3,540)	(425,315)
Trican Well Service Ltd.	(10,140)	(37,956)
Vermilion Energy, Inc.	(15,840)	(118,471)
West Fraser Timber Co. Ltd.	(2,820)	(172,109)
Whitecap Resources, Inc.	(62,770)	(467,234)
		(15,093,338)
China—(0.7%)
Alibaba Group Holding Ltd.	(3,425)	(583,723)
H World Group Ltd.	(4,127)	(159,302)
indie Semiconductor, Inc.	(29,937)	(161,061)
Ping An Insurance Group Co. of China Ltd.	(33,800)	(244,239)
Silvercorp Metals, Inc.	(20,845)	(135,284)
Trip.com Group Ltd.	(9,671)	(683,256)
		(1,966,865)
Colombia—(0.0%)†
Gran Tierra Energy, Inc.	(24,330)	(82,745)

Denmark—(0.0%)†
Ascendis Pharma AS	(179)	(36,087)

Germany—(0.1%)
E.ON SE	(3,701)	(68,853)
Mercedes-Benz Group AG	(4,556)	(295,185)
		(364,038)
Israel—(0.1%)
Oddity Tech Ltd.	(863)	(39,051)
Wix.com Ltd.	(465)	(67,676)
		(106,727)
Netherlands—(0.8%)
Nebius Group NV	(16,698)	(2,184,432)
Pharming Group NV	(50,649)	(66,262)
		(2,250,694)
Singapore—(0.1%)
Grab Holdings Ltd.	(33,334)	(200,337)

Switzerland—(0.1%)
ABB Ltd.	(1,245)	(92,298)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(28.8%)
3M Co.	(2,000)	$(333,000)
A10 Networks, Inc.	(6,299)	(112,374)
Abercrombie & Fitch Co.	(7,020)	(509,301)
ADTRAN Holdings, Inc.	(12,338)	(128,562)
Advanced Drainage Systems, Inc.	(2,920)	(408,946)
Advanced Energy Industries, Inc.	(504)	(102,176)
AECOM	(1,000)	(134,350)
Affirm Holdings, Inc.	(3,218)	(231,310)
Akamai Technologies, Inc.	(7,281)	(546,803)
Alkami Technology, Inc.	(4,063)	(82,438)
Allstate Corp.	(2,653)	(508,103)
Ally Financial, Inc.	(10,965)	(427,306)
Alnylam Pharmaceuticals, Inc.	(106)	(48,340)
Alphatec Holdings, Inc.	(32,533)	(617,802)
Amentum Holdings, Inc.	(5,897)	(132,152)
Ameren Corp.	(2,355)	(240,257)
American Airlines Group, Inc.	(18,185)	(238,769)
American Electric Power Co., Inc.	(1,438)	(172,934)
American Water Works Co., Inc.	(1,193)	(153,217)
Amphastar Pharmaceuticals, Inc.	(360)	(9,180)
ANI Pharmaceuticals, Inc.	(5,606)	(507,904)
Apple, Inc.	(1,170)	(316,333)
Applied Digital Corp.	(50,546)	(1,751,924)
Applied Optoelectronics, Inc.	(4,156)	(147,787)
AST SpaceMobile, Inc.	(5,688)	(456,462)
Astronics Corp.	(2,386)	(117,343)
Aurora Innovation, Inc.	(3,388)	(17,753)
Automatic Data Processing, Inc.	(2,054)	(534,656)
AvalonBay Communities, Inc.	(2,706)	(470,628)
Avnet, Inc.	(867)	(42,006)
Badger Meter, Inc.	(1,445)	(260,750)
BigBear.ai Holdings, Inc.	(35,862)	(248,165)
Bill Holdings, Inc.	(1,212)	(60,188)
Bit Digital, Inc.	(16,733)	(61,243)
BlackLine, Inc.	(979)	(56,048)
Bloom Energy Corp.	(90,718)	(11,989,291)
Blue Bird Corp.	(6,261)	(312,800)
Box, Inc.	(16,196)	(519,730)
Boyd Gaming Corp.	(5,125)	(399,084)
Bridgebio Pharma, Inc.	(10,259)	(642,624)
Camden Property Trust	(6,348)	(631,499)
CarMax, Inc.	(3,750)	(157,162)
Charles Schwab Corp.	(4,621)	(436,777)
Cheesecake Factory, Inc.	(3,364)	(167,527)
Chubb Ltd.	(400)	(110,776)
Cintas Corp.	(1,009)	(184,919)
Cipher Mining, Inc.	(64,153)	(1,196,453)
Cleanspark, Inc.	(4,672)	(83,162)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Cloudflare, Inc.	(3,973)	$(1,006,361)
Cohu, Inc.	(2,108)	(50,149)
Coinbase Global, Inc.	(1,286)	(442,101)
Collegium Pharmaceutical, Inc.	(11,620)	(418,320)
Copart, Inc.	(7,620)	(327,736)
Core Scientific, Inc.	(29,994)	(646,071)
CorMedix, Inc.	(5,668)	(63,085)
Costco Wholesale Corp.	(467)	(425,647)
Cracker Barrel Old Country Store, Inc.	(264)	(8,897)
Dexcom, Inc.	(317)	(18,456)
DigitalOcean Holdings, Inc.	(11,817)	(480,479)
DoorDash, Inc.	(2,261)	(575,131)
Dow, Inc.	(4,400)	(104,940)
DraftKings, Inc.	(186)	(5,690)
Dropbox, Inc.	(7,909)	(229,361)
Duke Energy Corp.	(3,412)	(424,112)
Dynavax Technologies Corp.	(8,398)	(86,163)
Encore Capital Group, Inc.	(3,539)	(147,152)
Energy Fuels, Inc.	(1,673)	(34,313)
Enovis Corp.	(265)	(8,279)
Enovix Corp.	(18,364)	(220,184)
Enphase Energy, Inc.	(3,833)	(116,945)
Eos Energy Enterprises, Inc.	(15,672)	(251,222)
Erie Indemnity Co.	(694)	(203,092)
Etsy, Inc.	(1,139)	(70,618)
Evergy, Inc.	(3,097)	(237,881)
Exact Sciences Corp.	(4,706)	(304,431)
Expedia Group, Inc.	(583)	(128,260)
EZCORP, Inc.	(6,507)	(118,753)
Five9, Inc.	(1,581)	(38,387)
Fluence Energy, Inc.	(1,850)	(38,850)
Fluor Corp.	(5,568)	(271,551)
Ford Motor Co.	(1,495)	(19,629)
Franklin Resources, Inc.	(6,730)	(152,165)
Galaxy Digital, Inc.	(26,262)	(919,433)
GameStop Corp.	(11,068)	(246,706)
Goldman Sachs Group, Inc.	(550)	(434,153)
Granite Construction, Inc.	(8,741)	(899,536)
Graphic Packaging Holding Co.	(6,450)	(103,136)
Greenbrier Cos., Inc.	(3,193)	(133,372)
Guardant Health, Inc.	(3,343)	(310,966)
Hims & Hers Health, Inc.	(478)	(21,730)
Honeywell International, Inc.	(1,011)	(203,545)
Illinois Tool Works, Inc.	(2,950)	(719,564)
Impinj, Inc.	(2,308)	(466,585)
Inotiv, Inc.	(22,635)	(30,105)
InterDigital, Inc.	(11,564)	(4,185,705)
iRhythm Technologies, Inc.	(1,745)	(326,838)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Itron, Inc.	(103)	$(10,334)
Jazz Pharmaceuticals PLC	(1,389)	(191,182)
JB Hunt Transport Services, Inc.	(700)	(118,202)
JBT Marel Corp.	(1,019)	(128,496)
Kinder Morgan, Inc.	(7,622)	(199,620)
Kite Realty Group Trust	(929)	(20,568)
Korn Ferry	(6,615)	(427,990)
Lantheus Holdings, Inc.	(1,864)	(107,534)
LeMaitre Vascular, Inc.	(499)	(43,218)
Lennox International, Inc.	(265)	(133,825)
LivaNova PLC	(4,353)	(229,098)
Live Nation Entertainment, Inc.	(5,856)	(875,648)
Lumentum Holdings, Inc.	(11,420)	(2,301,815)
MACOM Technology Solutions Holdings, Inc.	(3,502)	(518,751)
MARA Holdings, Inc.	(11,209)	(204,788)
Martin Marietta Materials, Inc.	(1,390)	(852,209)
Match Group, Inc.	(1,463)	(47,313)
Microchip Technology, Inc.	(1,613)	(100,683)
Mid-America Apartment Communities, Inc.	(3,166)	(405,976)
Mirum Pharmaceuticals, Inc.	(14,160)	(1,028,724)
NiSource, Inc.	(3,250)	(136,857)
Norwegian Cruise Line Holdings Ltd.	(9,127)	(204,627)
Nutanix, Inc.	(12,638)	(900,331)
Omnicell, Inc.	(1,573)	(52,806)
ON Semiconductor Corp.	(12,729)	(637,468)
Opendoor Technologies, Inc.	(178,849)	(1,389,657)
OSI Systems, Inc.	(696)	(193,808)
Pacira BioSciences, Inc.	(5,423)	(115,944)
Packaging Corp. of America	(1,320)	(258,403)
Pagaya Technologies Ltd.	(17,198)	(462,454)
PAR Technology Corp.	(874)	(30,887)
Patrick Industries, Inc.	(2,168)	(226,274)
Paychex, Inc.	(4,583)	(536,348)
Pebblebrook Hotel Trust	(6,184)	(64,685)
Peloton Interactive, Inc.	(76,041)	(552,058)
Penguin Solutions, Inc.	(27,485)	(612,091)
Pitney Bowes, Inc.	(8,159)	(80,611)
Porch Group, Inc.	(4,951)	(74,513)
Progressive Corp.	(1,173)	(241,638)
PROS Holdings, Inc.	(16,566)	(381,846)
PTC Therapeutics, Inc.	(9,870)	(674,220)
Public Service Enterprise Group, Inc.	(3,144)	(253,281)
Q2 Holdings, Inc.	(363)	(22,419)
QuantumScape Corp.	(9,617)	(177,337)
RealReal, Inc.	(20,565)	(251,099)
Red Rock Resorts, Inc.	(6,245)	(332,921)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Repligen Corp.	(50)	$(7,453)
ResMed, Inc.	(1,785)	(440,681)
Reynolds Consumer Products, Inc.	(3,410)	(83,340)
Riot Platforms, Inc.	(4,533)	(89,663)
Rockwell Automation, Inc.	(405)	(149,186)
Rubrik, Inc.	(1,465)	(110,271)
Semtech Corp.	(2,283)	(154,924)
ServiceNow, Inc.	(130)	(119,506)
Shake Shack, Inc.	(4,004)	(386,426)
Shift4 Payments, Inc.	(1,066)	(73,661)
Silgan Holdings, Inc.	(5,930)	(229,017)
Sirius XM Holdings, Inc.	(10,121)	(219,524)
Snowflake, Inc.	(1,113)	(305,941)
SoFi Technologies, Inc.	(72,109)	(2,140,195)
SolarEdge Technologies, Inc.	(2,764)	(96,989)
Solaris Energy Infrastructure, Inc.	(12,528)	(666,865)
Southern Co.	(3,392)	(318,984)
Southwest Airlines Co.	(2,080)	(63,024)
Spotify Technology SA	(136)	(89,124)
Strategy, Inc.	(812)	(218,842)
Stride, Inc.	(5,117)	(348,161)
Super Micro Computer, Inc.	(16,407)	(852,508)
Synchrony Financial	(5,841)	(434,454)
Tempus AI, Inc.	(1,190)	(106,921)
Terawulf, Inc.	(37,555)	(582,102)
Tesla, Inc.	(310)	(141,534)
Tetra Tech, Inc.	(3,673)	(117,463)
TransMedics Group, Inc.	(5,540)	(728,732)
Uber Technologies, Inc.	(1,211)	(116,861)
Ulta Beauty, Inc.	(1,309)	(680,523)
Upstart Holdings, Inc.	(3,971)	(188,702)
Urban Outfitters, Inc.	(8,162)	(527,347)
Veeco Instruments, Inc.	(7,149)	(205,534)
Vertex, Inc.	(6,098)	(139,644)
Vishay Intertechnology, Inc.	(3,738)	(63,471)
Vistra Corp.	(766)	(144,238)
Vulcan Materials Co.	(2,680)	(775,860)
W.R. Berkley Corp.	(1,700)	(121,278)
Waste Connections, Inc.	(1,620)	(271,688)
Wayfair, Inc.	(22,489)	(2,327,836)
Western Digital Corp.	(23,567)	(3,539,999)
Western Union Co.	(13,381)	(124,845)
WisdomTree, Inc.	(46,133)	(551,751)
Workiva, Inc.	(1,474)	(125,305)
Xometry, Inc.	(9,063)	(441,277)
Ziff Davis, Inc.	(531)	(18,001)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Zscaler, Inc.	(518)	$(171,531)
		(80,315,838)
Total common stocks (proceeds—$(94,923,513))		(105,049,908)

Exchange traded funds—(6.2)%
State Street SPDR S&P Retail ETF	(2,120)	(171,784)
State Street SPDR S&P Oil & Gas Exploration & Production ETF	(2,040)	(258,713)
BMO S&P 500 Index ETF	(10,620)	(795,506)
iShares MSCI USA Momentum Factor ETF	(2,820)	(716,900)
SPDR S&P 500 ETF Trust	(4,921)	(3,356,417)
Industrial Select Sector SPDR Fund	(7,757)	(1,202,800)
iShares iBoxx $ High Yield Corporate Bond ETF	(19,603)	(1,583,922)
iShares Russell 2000 ETF	(12,148)	(2,991,202)
iShares Core S&P/TSX Capped Composite Index ETF	(106,530)	(3,671,641)
Materials Select Sector SPDR Fund	(3,403)	(291,535)
iShares MSCI Brazil ETF	(11,153)	(347,639)
iShares S&P/TSX Capped Energy Index ETF	(15,610)	(203,897)
iShares S&P/TSX Capped REIT Index ETF	(82,650)	(921,640)
iShares U.S. Consumer Staples ETF	(10,890)	(727,452)
Total exchange traded funds (proceeds—$(15,802,633))		(17,241,048)

Preferred stocks—(0.0%)†
Germany—(0.0%)†
Volkswagen AG
(proceeds—$(74,121))	(649)	(67,491)

	Face amount
U.S. Treasury obligations—(1.9%)
U.S. Treasury Notes
3.625%, due 08/31/27	$(816,000)	(816,191)
3.750%, due 04/30/27	(598,000)	(598,934)
3.750%, due 06/30/27	(853,000)	(854,600)
3.875%, due 03/31/27	(453,000)	(454,327)
3.875%, due 04/30/30	(1,197,000)	(1,206,211)
3.875%, due 06/30/30	(422,000)	(425,215)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

	Face amount	Value
U.S. Treasury obligations—(continued)
3.875%, due 07/31/27	$(855,000)	$(858,607)
Total U.S. Treasury obligations
(proceeds—$(5,185,114))		(5,214,085)

Total investments sold short (proceeds—$(115,985,381))		(127,572,532)
Total Investments (cost—$209,737,531)—77.4%		215,664,914
Other assets in excess of liabilities—22.6%		62,997,358
Net Assets—100.0%		$278,662,272

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
JPY	1,051,217,300	914,102,000	5 Year Interest Rate Swap, strike @ 1.150	BNP	12/12/25	$—	$(9,490)	$(9,490)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
JPY	4,113,459,000	2,742,306,000	5 Year Interest Rate Swap, strike @1.500	BNP	12/12/25	$—	$(901)	$(901)
Total options written						$—	$(10,391)	$(10,391)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Foreign exchange options written

Notional amount (000)		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	366,030	747,000	Call EUR vs. Put HUF, 0.000, 490.000	JPMCB	03/11/26	$(3,439)	$(21)	$3,418
EUR	297,500	595,000	Call EUR vs. Put HUF, 0.000, 500.000	JPMCB	03/10/26	(1,914)	(7)	1,907
USD	25,536	3,253,000	Call USD vs. Put HKD, 0.000, 7.850	JPMCB	04/09/26	(2,619)	(1,486)	1,133
USD	199,554	1,263,000	Call USD vs. Put JPY, 0.000, 158.000	JPMCB	11/06/25	(1,792)	(10)	1,782
GBP	824	615,000	Call GBP vs. Put USD, 0.000, 1.340	JPMCB	11/26/25	(2,207)	(1,089)	1,118
Total						$(11,971)	$(2,613)	$9,358

Notional amount (000)		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	40,492	106,000	Call HUF vs. Put EUR, 0.000, 382.000	JPMCB	03/27/26	$(15,741)	$(26,448)	$(10,707)
GBP	464	357,000	Call USD vs. Put GBP, 0.000, 1.300	JPMCB	03/06/26	(5,187)	(5,776)	(589)
Total						$(20,928)	$(32,224)	$(11,296)
Total foreign exchange options written						$(32,899)	$(34,837)	$(1,938)

Equity options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	11,110	44	EURO STOXX Banks Index, strike @ 252.500	JPMCB	12/19/25	$(8,215)	$(3,043)	$5,172
HKD	248,400	23	HKG Hang Seng China Enterprises Index Futures, strike @ 10,800.000	JPMCB	06/18/26	(51,562)	(33,299)	18,263
USD	380	4	Wayfair, Inc., strike @ 95.000	MCM	11/21/25	(2,160)	(3,900)	(1,740)
USD	84,000	3	CME E-mini NASDAQ 100 Index Futures, strike @ 28,000.000	MSCI	12/19/25	(5,021)	(6,420)	(1,399)
Total						$(66,958)	$(46,662)	$20,296

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	9,570	44	EURO STOXX Banks Index, strike @ 217.500	JPMCB	12/19/25	$(12,227)	$(7,608)	$4,619
EUR	10,830	19	STOXX Europe 600 Basic Resources Index, strike @ 570.000	JPMCB	12/19/25	(26,944)	(10,074)	16,870
HKD	93,000	10	HKG Hang Seng China Enterprises Index Futures, strike @ 9,300.000	JPMCB	06/18/26	(42,282)	(44,784)	(2,502)
USD	120	8	Porch Group, Inc., strike @ 15.000	MCM	11/21/25	(991)	(1,320)	(329)
USD	300	4	Wayfair, Inc., strike @ 75.000	MCM	11/21/25	(1,406)	(32)	1,374
USD	9,160	40	iShares Russell 2000 ETF, strike @ 229.000	MCM	11/21/25	(7,277)	(3,320)	3,957
USD	300	30	Porch Group, Inc., strike @ 10.000	MCM	01/16/26	(4,562)	(300)	4,262
Total						$(95,689)	$(67,438)	$28,251
Total equity options written						$(162,647)	$(114,100)	$48,547

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Call Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
GBP	71,733	71,733,000	1 Year Interest Rate Swap strike @ 3.000 terminating 01/07/27	MSCI	Receive	01/07/26	$(16,571)	$(3,505)	$13,066

			Put Swaptions
GBP	71,734	71,734,000	1 Year Interest Rate Swap strike @ 3.450 terminating 01/07/27	MSCI	Pay	01/07/26	$—	$(130,902)	$(130,902)
Total swaptions written							$(16,571)	$(134,407)	$(117,836)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Index futures buy contracts:
8	USD	CBOE Volatility Index Futures	March 2026	$174,181	$174,470	$289
11	EUR	EURO STOXX 50 Index Futures	December 2025	723,991	718,781	(5,210)
4	EUR	Euronext CAC 40 Index Futures	November 2025	188,819	187,467	(1,352)
22	GBP	FTSE 100 Index Futures	December 2025	2,732,606	2,816,730	84,124
1	ZAR	FTSE/JSE Top 40 Index Futures	December 2025	57,083	59,320	2,237
1	HKD	HKG Hang Seng China Enterprises Index Futures	November 2025	60,369	59,063	(1,306)
1	HKD	HKG Hang Seng Index Futures	November 2025	169,460	166,700	(2,760)
1	KRW	KOSPI 200 Index Futures	December 2025	76,817	101,974	25,157
1	EUR	MEFF Madrid IBEX 35 Index Futures	November 2025	178,592	184,440	5,848
3	EUR	Mini-DAX Index Futures	December 2025	413,963	415,542	1,579
5	SGD	MSCI Singapore Index Futures	November 2025	172,818	171,366	(1,452)
6	SEK	OML Stockholm OMXS30 Index Futures	November 2025	171,636	174,943	3,307
2	JPY	OSE Nikkei 225 Index Futures	December 2025	626,636	680,942	54,306
19	JPY	OSE Nikkei 225 mini Index Futures	December 2025	610,711	646,895	36,184
7	USD	Russell 2000 Value Index Futures	December 2025	890,984	871,465	(19,519)
17	USD	S&P 500 E-Mini Index Futures	December 2025	5,695,287	5,842,900	147,613
2	CAD	S&P 60 Index Futures	December 2025	496,439	508,103	11,664
2	AUD	S&P ASX Share Price Index 200 Futures	December 2025	290,378	290,902	524

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
6	JPY	TSE TOPIX Index Futures	December 2025	$1,294,692	$1,298,034	$3,342
Interest rate futures buy contracts:
121	AUD	Australian Bond 10 Year Futures	December 2025	$8,997,050	$8,994,735	$(2,315)
10	AUD	Australian Bond 3 Year Futures	December 2025	700,381	698,291	(2,090)
10	CAD	Canadian Government Bond	December 2025	874,529	875,263	734
11	EUR	Eurex Short-term Euro-BTP Futures	December 2025	1,370,955	1,371,377	422
5	EUR	EURO Bobl 5 Year Future	December 2025	678,680	681,562	2,882
31	EUR	Euro Bund 10 Year Futures	December 2025	4,618,377	4,623,383	5,006
13	EUR	EURO Schatz 2 Year Futures	December 2025	1,605,283	1,604,535	(748)
10	EUR	Italian Government Bond Futures	December 2025	1,370,847	1,399,663	28,816
5	JPY	Japan Government Bond 10 Year Futures	December 2025	4,437,901	4,413,730	(24,171)
18	USD	Japanese Yen Currency Futures	December 2025	1,493,246	1,466,212	(27,034)
4	KRW	Korea Treasury Bond 10 Year Futures	December 2025	331,967	326,570	(5,397)
11	KRW	Korea Treasury Bond 3 Year Futures	December 2025	827,226	821,786	(5,440)
17	USD	Mexican Peso Currency Futures	December 2025	452,866	455,940	3,074
15	USD	New Zealand Dollar Currency Futures	December 2025	865,206	859,950	(5,256)
62	GBP	United Kingdom Long Gilt Bond Futures	December 2025	7,617,084	7,625,291	8,207
U.S. Treasury futures buy contracts:
1	USD	U.S. Long Bond Futures	December 2025	$117,250	$117,313	$63
78	USD	U.S. Treasury Note 10 Year Futures	December 2025	8,815,265	8,788,406	(26,859)
43	USD	U.S. Treasury Note 2 Year Futures	December 2025	8,967,055	8,954,414	(12,641)
116	USD	U.S. Treasury Note 5 Year Futures	December 2025	12,698,618	12,668,469	(30,149)
Total				$81,865,248	$82,116,927	$251,679
Index futures sell contracts:
8	USD	CBOE Volatility Index Futures	November 2025	$(157,025)	$(153,046)	$3,979
17	EUR	EURO STOXX 50 Index Futures	December 2027	(303,527)	(315,676)	(12,149)
13	EUR	EURO STOXX Banks Index Futures	December 2025	(172,063)	(173,932)	(1,869)
22	GBP	FTSE 250 Index Futures	December 2025	(1,285,271)	(1,283,164)	2,107
7	EUR	FVSA index - Mini-Futures on VSTOXX	November 2025	(16,020)	(15,330)	690
3	USD	MSCI World Index Futures USD Net Total Return	December 2025	(415,405)	(423,630)	(8,225)
2	USD	S&P 500 E-Mini Index Futures	December 2025	(687,075)	(687,400)	(325)
24	JPY	TSE Mini Topix Index Futures	December 2025	(486,607)	(519,214)	(32,607)
Interest rate futures sell contracts:
23	USD	Australian Dollar Currency Futures	December 2025	$(1,501,171)	$(1,505,580)	$(4,409)
27	USD	British Pound Currency Futures	December 2025	(2,241,221)	(2,217,375)	23,846
10	USD	Canadian Dollar Currency Futures	December 2025	(715,985)	(715,150)	835
17	USD	Euro Foreign Exchange Currency Futures	December 2025	(2,473,095)	(2,454,800)	18,295
13	EUR	French Government Bond Futures	December 2025	(1,836,592)	(1,836,644)	(52)
1	EUR	German Euro Buxl 30 Year Futures	December 2025	(132,209)	(133,846)	(1,637)
6	USD	Swedish Krona Currency Futures	December 2025	(1,272,692)	(1,266,600)	6,092
1	USD	Swiss Franc Currency Futures	December 2025	(156,566)	(156,125)	441
U.S. Treasury futures sell contracts:
17	USD	Ultra U.S. Treasury Bond Futures	December 2025	$(1,977,281)	$(2,061,781)	$(84,500)
8	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2025	(928,880)	(923,875)	5,005
Total				$(16,758,685)	$(16,843,168)	$(84,483)
Net unrealized appreciation (depreciation)						$167,196

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Centrally cleared credit default swap agreements on credit indices—buy protection12

Referenced obligations	Implied credit spread as of October 31, 2025[11]	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
iTraxx Europe Crossover S44		EUR	375	12/20/30	Quarterly	(5.000)%	$(43,865)	$(47,346)	$(3,481)
CDX.NA.HY.S45		USD	2,532	12/20/30	Quarterly	(5.000)	(180,236)	(198,214)	(17,978)
Total							$(224,101)	$(245,560)	$(21,459)

Centrally cleared credit default swap agreements on credit indices—sell protection13

Referenced obligations	Implied credit spread as of October 31, 2025[11]	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.IG.S45	N/A	USD	602	12/20/30	Quarterly	(1.000)%	$13,519	$13,962	$443
iTraxx Europe S44	N/A	EUR	317	12/20/30	Quarterly	(1.000)	7,918	8,436	518
CDX.EM.S44	N/A	USD	1,345	12/20/30	Quarterly	(1.000)	(30,569)	(20,272)	10,297
Total							$(9,132)	$2,126	$11,258

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[10]	Payments received by the portfolio[10]	Value	Unrealized appreciation (depreciation)
AUD	107	12/17/35	Semi-annual	6 mo. AUD Bank Bill Swap	4.205%	$(804)	$67
AUD	—	12/17/35	Semi-annual	4.205%	6 mo. AUD Bank Bill Swap	—	—
BRL	37,518	07/01/26	At Maturity	14.600	1 day BRL CDI	(2,002)	(1,660)
BRL	5,935	01/04/27	At Maturity	1 day BRL CDI	15.220	19,845	4,455
BRL	56,496	01/02/31	At Maturity	1 day BRL CDI	13.260	(12,633)	28,740
CAD	3,923	09/15/28	Semi-annual	1 day CAD CORRA	2.403	729	(1,302)
CAD	378	12/17/35	Semi-annual	2.919	1 day CAD CORRA	(1,294)	765
CHF	3,197	05/19/27	Annual	0.147	1 day CHF SARON	(14,937)	(14,937)
CHF	3,198	05/19/27	Annual	0.140	1 day CHF SARON	(14,536)	(14,536)
CHF	671	12/17/27	Annual	1 day CHF SARON	-0.094	27	26
CHF	1,290	05/19/30	Annual	0.111	1 day CHF SARON	(3,024)	(3,024)
CHF	1,290	05/19/30	Annual	0.113	1 day CHF SARON	(3,187)	(3,187)
CHF	274	12/17/35	Annual	1 day CHF SARON	0.473	1,506	223
CNY	18,697	12/17/30	Quarterly	1.651	7 day CNY Repo Fixing	(12,067)	(8,034)
COP	6,276,964	12/17/28	Quarterly	1 day COP IBR	8.381	(29,625)	(24,612)
COP	1,429,400	12/17/35	Quarterly	1 day COP IBR	9.202	(11,546)	(9,392)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[10]	Payments received by the portfolio[10]	Value	Unrealized appreciation (depreciation)
CZK	—	12/17/27	Annual	6 mo. CZK PRIBOR	3.604%	$—	$—
CZK	6,246	12/17/35	Annual	6 mo. CZK PRIBOR	3.992	(4,257)	(1,016)
CZK	—	12/17/35	Semi-annual	3.992%	6 mo. CZK PRIBOR	—	—
EUR	12,743	12/18/35	Annual	1 day EUR STR	2.900	30,308	30,308
EUR	6,674	12/19/55	Annual	2.885	1 day EUR STR	23,126	23,126
EUR	394	12/17/75	Annual	2.751	1 day EUR STR	(3,907)	(1,588)
GBP	15,000	01/07/27	Annual	3.541	1 day GBP SONIA	528	528
GBP	15,000	01/07/27	Annual	3.540	1 day GBP SONIA	812	812
GBP	15,000	01/07/27	Annual	3.543	1 day GBP SONIA	246	246
GBP	11,734	01/07/27	Annual	3.536	1 day GBP SONIA	1,227	1,227
GBP	15,000	01/07/27	Annual	3.537	1 day GBP SONIA	1,285	1,285
GBP	3,171	12/17/27	Annual	1 day GBP SONIA	3.651	11,853	6,056
GBP	216	12/17/35	Annual	4.170	1 day GBP SONIA	(5,599)	(2,440)
GBP	77	12/17/55	Annual	4.647	1 day GBP SONIA	(4,341)	(4,348)
HUF	339,248	12/17/30	Annual	6 mo. HUF BIBOR	6.197	(3,565)	(1,943)
HUF	—	12/17/35	Annual	6 mo. HUF BIBOR	6.622	—	—
HUF	111,537	12/17/35	Semi-annual	6.622	6 mo. HUF BIBOR	(509)	(1,381)
ILS	955	12/17/35	Annual	4.039	1 day ILS SHIR	(5,843)	(433)
INR	7,323	12/17/30	Semi-annual	5.711	1 day INR MIBOR	(135)	(140)
INR	—	12/17/35	Semi-annual	6 mo. INR MIBOR	5.947	—	—
JPY	267,545	04/23/27	Annual	1 day JPY TONA	0.739	(3,454)	(698)
JPY	138,439	12/17/27	Annual	0.982	1 day JPY TONA	(336)	(336)
JPY	270,738	04/23/28	Annual	0.822	1 day JPY TONA	6,223	1,832
JPY	129,649	12/17/30	Annual	1.111	1 day JPY TONA	3,613	2,572
JPY	—	12/17/35	Annual	1 day JPY TONA	1.431	—	—
JPY	40,054	12/17/35	Annual	1.431	1 day JPY TONA	2,046	(107)
JPY	42,667	12/17/65	Annual	2.703	1 day JPY TONA	(8,067)	(5,890)
KRW	380,408	12/17/35	Quarterly	3 mo. KRW COD Rate	2.662	(6,087)	(1,337)
MXN	6,397	12/05/35	Monthly	28 day TIIE-Banxico	7.821	1,944	(369)
NOK	12,715	12/17/27	Annual	6 mo. NOK NIBOR	3.850	(5,566)	(541)
NOK	10,774	12/17/30	Annual	6 mo. NOK NIBOR	3.825	(6,221)	(6,350)
NOK	3,165	12/17/45	Semi-annual	3.806	6 mo. NOK NIBOR	2,906	2,678
NZD	702	12/17/30	Quarterly	3.353	3 mo. NZD Bank Bill	(4,771)	(4,775)
NZD	5,423	12/17/35	Semi-annual	3 mo. NZD Bank Bill	3.911	58,900	(5,067)
PLN	1,060	12/17/35	Semi-annual	4.486	6 mo. PLN WIBOR	(2,334)	(722)
SEK	2,604	12/17/35	Annual	3 mo. SEK STIBOR	2.624	(1,906)	(88)
SGD	1,120	12/17/27	Semi-annual	1 day SGD SORA	1.149	(2,533)	(2,523)
SGD	985	12/17/35	Semi-annual	1.727	1 day SGD SORA	9,186	8,600
THB	69,768	12/17/30	Quarterly	1 day THB THOR	1.069	(24,978)	(25,013)
THB	8,406	12/17/35	Quarterly	1 day THB THOR	1.377	(6,748)	(1,905)
USD	6,940	09/16/31	Annual	1 day USD SOFR	3.385	(3,043)	(3,043)
USD	291	12/17/35	Annual	1 day USD SOFR	3.551	(2,965)	(46)
USD	—	12/17/35	Annual	3.551%	1 day USD SOFR	—	—
USD	654	11/15/53	Annual	3.855	1 day USD SOFR	12,011	6,941
USD	1,858	09/16/56	Annual	4.142	1 day USD SOFR	(60,152)	(60,152)
USD	3,293	08/29/28	At Maturity	2.910	U.S. CPI Urban Consumers NSA	(26,385)	(23,123)
ZAR	39,264	12/17/30	Quarterly	3 mo. ZAR JIBAR	7.105	17,427	17,282
ZAR	1,110	12/17/35	Quarterly	3 mo. ZAR JIBAR	8.220	1,545	32
Total						$(92,064)	$(98,257)

OTC interest rate swap agreements

Counterparty	Notional amount (000)	Maturity date	Payment frequency	Payments made by the portfolio[10]	Payments received by the portfolio[10]	Value	Unrealized appreciation (depreciation)
BOA	1,290,000	5/19/2030	Annual	1 day CHF SARON	0.000%	(242)	(242)
BOA	3,197,000	5/19/2027	Annual	0.000	0.147	2091	2091
BOA	1,290,000	5/19/2030	Annual	1 day CHF SARON	0.000	(242)	(242)
BOA	3,198,000	5/19/2027	Annual	0.000	0.1403	1973	1973
BOA	671,000	9/17/2027	Annual	0.000	1 day CHF SARON	686	686
BOA	274,000	12/17/2035	At Maturity	0.000	1 day CHF SARON	507	507
						$4,773	$4,773

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio	Payments received by the Portfolio	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	EUR	17	11/15/25	At Maturity	1 mo. EUR EURIBOR	Airbus SE	$—	$8,524	$8,524
BB	USD	292	11/21/25	At Maturity	JP11DXYL Index	BC U.S. Low Quality Index	—	(3,599)	(3,599)
BB	EUR	145	11/25/25	At Maturity	BC EU High Yield Index	1 mo. EUR EURIBOR	—	(4,031)	(4,031)
BB	EUR	84	11/25/25	At Maturity	BC EU Most Shorted SWAP COMP	0.000%	—	(1,049)	(1,049)
BB	USD	157	12/16/25	At Maturity	BC U.S. High Momentum SWAP COMP	1 Day USD SOFR	—	2,784	2,784
BB	EUR	127	03/19/26	At Maturity	1 mo. EUR EURIBOR	BCIISHDF Index	—	(55)	(55)
BB	USD	78	04/29/26	At Maturity	BCUFPRFL Index	1 day USD SOFR	—	1,011	1,011
BB	USD	1,809	04/29/26	At Maturity	U.S. Discretionary Basket	1 day USD SOFR	—	24,887	24,887
BB	USD	234	04/29/26	At Maturity	1 Day USD SOFR	BCIICROS Index	—	17,244	17,244
BB	USD	302	04/29/26	At Maturity	1 Day USD SOFR	Services PCE Sensitivity Index	—	(775)	(775)
BB	USD	223	04/29/26	At Maturity	BC U.S. Low Volatility Index	1 day USD SOFR	—	5,856	5,856
BB	USD	781	04/29/26	At Maturity	1 Day USD SOFR	BC U.S. Value (Cheap) SWAP COMP	—	(10,366)	(10,366)
BB	USD	260	10/28/26	At Maturity	Barclays Short Processed Food	1 day USD SOFR	—	12,200	12,200
BB	EUR	128	11/09/26	At Maturity	BC EU Low Yield	1 mo. EUR EURIBOR	—	917	917
BB	EUR	250	11/09/26	At Maturity	BC EU High Momentum	1 mo. EUR EURIBOR	—	(4,353)	(4,353)
BB	USD	499	11/09/26	At Maturity	BCIISOXD Index	1 day USD SOFR	—	(9,835)	(9,835)
BB	EUR	66	11/09/26	At Maturity	1 mo. EUR EURIBOR	BC EU Low Quality Index	—	783	783
BB	EUR	67	11/09/26	At Maturity	1 mo. EUR EURIBOR	BC EU High Volatility Index	—	77	77
BB	EUR	117	11/09/26	At Maturity	1 mo. EUR EURIBOR	BC EU Value (Cheap) SWAP COMP	—	1,770	1,770
BB	EUR	82	11/09/26	At Maturity	BC EU Anti-Value (Expensive) SWAP COMP	0.000	—	1,190	1,190
BB	USD	110	11/23/26	At Maturity	1 day USD SOFR	Barclays Private Equity Basket	—	(4,100)	(4,100)
BNP	USD	34	11/06/26	At Maturity	Wayfair, Inc.		—	(7,730)	(7,730)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio	Payments received by the Portfolio	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BNP	USD	1,178	11/17/26	At Maturity	1 Day USD SOFR	Dayforce, Inc.	$—	$21,553	$21,553
GS	KRW	115,215	11/21/25	At Maturity	0.000%	GS KOREA VALUE UP PHASE SWAP COMP	—	(629)	(629)
GS	USD	78	11/21/25	At Maturity	GS Global PE Firms SWAP COMP	0.000	—	421	421
GS	USD	64	11/21/25	At Maturity	0.000	GS U.S. Defensives Index	—	(2,000)	(2,000)
GS	USD	121	07/19/27	At Maturity	1 day USD SOFR	GSMBEXC0 Index	—	1,834	1,834
GS	USD	103	10/14/27	At Maturity	1 day USD SOFR	Autos Long Basket	—	1,476	1,476
GS	USD	231	01/25/28	At Maturity	1 day USD SOFR	Athleisure DM	—	(4,504)	(4,504)
GS	USD	331	05/31/28	At Maturity	1 day USD SOFR	GS U.S. Cyclicals Index	—	(6,810)	(6,810)
GS	USD	40	05/31/28	At Maturity	GS U.S. Cyclicals Index		—	471	471
GS	USD	617	07/25/28	At Maturity	GS Retailers	1 day USD SOFR	—	20,213	20,213
GS	EUR	124	08/09/28	At Maturity	1 mo. EUR EURIBOR	GS EU Cyclicals SWAP Index	—	2,188	2,188
GS	USD	68	08/15/28	At Maturity	1 day USD SOFR	SH China Stimulus Index	—	1,679	1,679
GS	EUR	61	08/16/28	At Maturity	GS EU Defensives SWAP Index	1 mo. EUR EURIBOR	—	2,084	2,084
GS	USD	153	08/29/28	At Maturity	1 Day USD SOFR	CUSTOM BASKET SWAP COMP	—	34,792	34,792
GS	USD	157	09/06/28	At Maturity	1 Day USD SOFR	GSMBCHC1 SWAP COMP	—	(367)	(367)
GS	JPY	7,438	09/07/28	At Maturity	1 mo. JPY LIBOR	SH JP SWAP COMP	—	1,084	1,084
GS	USD	130	09/12/28	At Maturity	GSMBSH2F Index SWAP COMP	1 Day USD SOFR	—	1,220	1,220
GS	HKD	130	09/19/28	At Maturity	1 mo. HKD LIBOR	GS China-H Real Estate	—	(999)	(999)
GS	JPY	6,719	09/21/28	At Maturity	1 mo. JPY LIBOR	GS Japan AI	—	4,535	4,535
GS	HKD	130	09/27/28	At Maturity	1 mo. HKD LIBOR	GSMBCNPR Index	—	(946)	(946)
GS	USD	37	09/28/28	At Maturity	1 Day USD SOFR	GS China Artificial Intelligence SWAP COMP	—	773	773
GS	USD	42	10/02/28	At Maturity	1 Day USD SOFR	GS Energy Natural Gas SWAP COMP	—	(1,384)	(1,384)
GS	USD	92	10/02/28	At Maturity	GS U.S. Low-Income Disc. SWAP COMP	1 Day USD SOFR	—	3,310	3,310
GS	USD	70	10/02/28	At Maturity	GS AI At Risk Swap	1 Day USD SOFR	—	3,078	3,078
GS	USD	68	10/04/28	At Maturity	0.000	Saudi Foreign Ownership SWAP COMP	—	70	70
GS	USD	48	10/04/28	At Maturity	0.000	GS Turkish Banks Index	—	3,167	3,167

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio	Payments received by the Portfolio	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
GS	EUR	82	10/18/28	At Maturity	0.000%	GS EU Power Up Europe SWAP COMP	$—	$1,283	$1,283
GS	USD	93	10/18/28	At Maturity	0.000	High TMT Stock Based Cmp SWAP COMP	—	1,842	1,842
GS	USD	93	10/18/28	At Maturity	Low TMT Stock Based Cmp SWAP COMP	0.000%	—	(2,724)	(2,724)
GS	USD	1,744	11/07/28	At Maturity	1 day USD SOFR	AI Conviction	—	(21,700)	(21,700)
GS	USD	119	11/20/28	At Maturity	1 Day USD SOFR	GS U.S. Uranium	—	12,708	12,708
GS	USD	159	12/31/99	At Maturity	GSXURETL SWAP COMP	0.000	—	(325)	(325)
JPMCB	EUR	104	11/15/25	At Maturity	1 mo. EUR EURIBOR	Mirror for JPEBPLEY	—	1,838	1,838
JPMCB	USD	110	11/15/25	At Maturity	Human Employees SWAP COMP	1 Day USD SOFR	—	10,618	10,618
JPMCB	USD	56	11/15/25	At Maturity	1 Day USD SOFR	U.S. Physical AI & Robotics SWAP COMP	—	2,667	2,667
JPMCB	USD	31	11/15/25	At Maturity	1 Day USD SOFR	U.S. Neocloud & Digital Information SWAP COMP	—	8,061	8,061
JPMCB	EUR	26	11/21/25	At Maturity	1 mo. EUR EURIBOR+0.200	Rheinmetall AG	—	9,652	9,652
JPMCB	HKD	38	11/21/25	At Maturity	China Eastern Airlines Corp. Ltd.	1 mo. HKD LIBOR-6.000	—	(1,746)	(1,746)
JPMCB	HKD	162	11/21/25	At Maturity	Air China Ltd.	1 mo. HKD LIBOR-8.750	—	—	—
JPMCB	JPY	3,941	11/21/25	At Maturity	Fujitsu Ltd.	1 mo. JPY LIBOR-0.150	—	(6,994)	(6,994)
JPMCB	SEK	133	11/21/25	At Maturity	1 mo. SEK STIBOR+0.200	Saab AB	—	3,202	3,202
JPMCB	USD	11	11/21/25	At Maturity	Eva Airways Corp.	1 day USD SOFR-0.750	—	977	977
JPMCB	USD	124	11/21/25	At Maturity	Inflation Laggards SWAP COMP	1 Day USD SOFR	—	(13,562)	(13,562)
JPMCB	USD	309	11/21/25	At Maturity	1 day USD SOFR	S&P 500 Consumer Staples Index	—	(17,608)	(17,608)
JPMCB	USD	729	11/21/25	At Maturity	1 day USD SOFR	U.S. Pure Value Winners Index	—	55,136	55,136
JPMCB	USD	209	11/21/25	At Maturity	1 day USD SOFR	JPFJCRED Index	—	81,869	81,869
JPMCB	JPY	2,623	11/21/25	At Maturity	1 mo. JPY LIBOR+0.200	Nippon Sanso Holdings Corp.	—	(148)	(148)
JPMCB	JPY	953	11/21/25	At Maturity	1 mo. JPY LIBOR+0.150	Capcom Co. Ltd.	—	(426)	(426)
JPMCB	JPY	9,813	11/21/25	At Maturity	1 mo. JPY LIBOR	Tokyo Stock Exchange TOPIX Banks Index	—	21,963	21,963
JPMCB	USD	24	11/21/25	At Maturity	1 day USD SOFR+0.250	Morgan Stanley	—	3,379	3,379

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio	Payments received by the Portfolio	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	25	11/21/25	At Maturity	1 Day USD SOFR+0.200	HEICO Corp.	$—	$(85)	$(85)
JPMCB	USD	25	11/21/25	At Maturity	1 day USD SOFR+0.250	Netflix, Inc.	—	(1,356)	(1,356)
JPMCB	USD	66	11/21/25	At Maturity	Franco-Nevada Corp.	1 Day USD SOFR-0.150	—	(2,299)	(2,299)
JPMCB	USD	7	11/21/25	At Maturity	1 day USD SOFR+0.250	Reddit, Inc.	—	3,363	3,363
JPMCB	USD	9	11/21/25	At Maturity	1 day USD SOFR+0.250	ROBLOX Corp.	—	773	773
JPMCB	USD	—	11/21/25	At Maturity	1 day USD SOFR	GCI Liberty, Inc.	—	329	329
JPMCB	USD	12	11/21/25	At Maturity	1 day USD SOFR	Chinook Therapeutics, Inc.	—	(289)	(289)
JPMCB	USD	—	11/21/25	At Maturity	1 day USD SOFR	Mirati Therapeutics, Inc.	—	14,093	14,093
JPMCB	USD	294	11/21/25	At Maturity	JP11DXYL Index	1 day USD SOFR	—	(8,479)	(8,479)
JPMCB	USD	133	11/21/25	At Maturity	Interest Rate Winners	1 day USD SOFR	—	(12,762)	(12,762)
JPMCB	USD	197	11/21/25	At Maturity	1 day USD SOFR	U.S. Pure Quality Laggards	—	(462)	(462)
JPMCB	USD	70	11/21/25	At Maturity	1 day USD SOFR	U.S. Pure Quality Winners	—	(172)	(172)
JPMCB	BRL	204	11/21/25	At Maturity	1 mo. BRL LIBOR	JPFJBRL1 Index	—	355	355
JPMCB	BRL	743	11/21/25	At Maturity	0.000%	JPFJBRL2 SWAP COMP	—	5,874	5,874
JPMCB	EUR	35	11/21/25	At Maturity	Wind Energy SWAP COMP	0.000%	—	(2,851)	(2,851)
JPMCB	EUR	34	11/21/25	At Maturity	Renewables SWAP COMP	0.000	—	(3,910)	(3,910)
JPMCB	USD	48	11/21/25	At Maturity	JB Hunt Transport Services, Inc.	0.000	—	(667)	(667)
JPMCB	USD	24	11/21/25	At Maturity	Ford Motor Co.	0.000	—	(3,083)	(3,083)
JPMCB	USD	32	11/21/25	At Maturity	Tesla, Inc.	0.000	—	(1,563)	(1,563)
JPMCB	USD	33	11/21/25	At Maturity	General Motors Co.	0.000	—	(6,985)	(6,985)
JPMCB	USD	58	11/21/25	At Maturity	0.000	U.S. AI Gas SWAP COMP	—	(3,266)	(3,266)
JPMCB	USD	102	11/21/25	At Maturity	0.000	USGS Critical Minerals SWAP COMP	—	(9,308)	(9,308)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio	Payments received by the Portfolio	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	130	11/21/25	At Maturity	0.000%	JP U.S. Inflation Winners SWAP COMP	$—	$2,772	$2,772
JPMCB	USD	65	11/21/25	At Maturity	0.000	U.S. Pure Growth Laggards	—	804	804
JPMCB	USD	48	11/06/26	At Maturity	S&P 500 RESTAURANTS IDX SWAP COMP	0.000	—	117	117
MSCI	EUR	250	11/15/25	At Maturity	1 mo. EUR EURIBOR	Veolia Environnement SA	—	(8,953)	(8,953)
MSCI	EUR	367	11/15/25	At Maturity	1 mo. EUR EURIBOR	Engie SA	—	21,558	21,558
MSCI	EUR	204	11/15/25	At Maturity	STOXX Europe 600 Industrial Goods & Services Index	1 mo. EUR EURIBOR	—	(4,035)	(4,035)
MSCI	EUR	274	11/15/25	At Maturity	STOXX Europe 600 Utilities Index	1 mo. EUR EURIBOR	—	(8,605)	(8,605)
MSCI	EUR	1,123	11/15/25	At Maturity	1 mo. EUR EURIBOR	Siemens Energy AG	—	17,113	17,113
MSCI	GBP	403	11/15/25	At Maturity	1 mo. GBP LIBOR	National Grid PLC	—	14,810	14,810
MSCI	USD	516	11/15/25	At Maturity	1 day USD SOFR	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	—	28,727	28,727
MSCI	EUR	619	11/15/25	At Maturity	1 mo. EUR EURIBOR	ENEL SPA	—	28,307	28,307
MSCI	USD	13	11/15/25	At Maturity	1 day USD SOFR+0.500	Banca Transilvania SA	—	(164)	(164)
MSCI	USD	90	11/15/25	At Maturity	1 day USD SOFR	Zhejiang Sanhua Intelligent Controls Co. Ltd.	—	11,877	11,877
MSCI	USD	749	11/15/25	At Maturity	1 day USD SOFR	Contemporary Amperex Technology Co. Ltd.	—	36,542	36,542
MSCI	EUR	548	11/15/25	At Maturity	1 mo. EUR EURIBOR	Legrand SA	—	21,417	21,417
MSCI	USD	244	11/15/25	At Maturity	1 Day USD SOFR	POCO Holding Co. Ltd.	—	15,019	15,019
MSCI	USD	108	11/15/25	At Maturity	1 Day USD SOFR	Hubei Zhenhua Chemical Co. Ltd.	—	37,384	37,384
MSCI	USD	6	11/15/25	At Maturity	0.000	Cia Cervecerias Unidas SA	—	142	142
MSCI	USD	6	11/15/25	At Maturity	0.000	Embotelladora Andina SA	—	501	501
MSCI	USD	9	11/15/25	At Maturity	0.000	Cencosud SA	—	664	664

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio	Payments received by the Portfolio	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	106	11/15/25	At Maturity	0.000%	ZTE Corp.	$—	$(14,371)	$(14,371)
MSCI	USD	112	11/15/25	At Maturity	0.000	Guangzhou Tinci Materials Technology Co. Ltd.	—	14,688	14,688
MSCI	BRL	45	07/16/26	At Maturity	1 mo. BRL LIBOR	CPFL Energia SA	—	571	571
MSCI	USD	9	07/17/26	At Maturity	0.750	Fortune Electric Co. Ltd.	—	1,413	1,413
MSCI	USD	6	07/17/26	At Maturity	1 day USD SOFR+0.500	Qatar Gas Transport Co. Ltd.	—	145	145
MSCI	USD	39	07/17/26	At Maturity	Saudi Arabian Oil Co.	1 day USD SOFR	—	(1,447)	(1,447)
MSCI	USD	35	07/17/26	At Maturity	1 day USD SOFR+0.500	ADNOC Drilling Co. PJSC	—	(793)	(793)
MSCI	USD	12	07/17/26	At Maturity	1 Day USD SOFR+0.475	Aselsan Elektronik Sanayi Ve Ticaret AS	—	(279)	(279)
MSCI	USD	14	07/17/26	At Maturity	Evergreen Marine Corp. Taiwan Ltd.	1 day USD SOFR	—	(618)	(618)
MSCI	USD	26,220	11/17/26	At Maturity	1 day USD SOFR	MSFPACE Index	—	(30,242)	(30,242)
MSCI	USD	11	03/24/27	At Maturity	1 day USD SOFR+0.375	Hanwha Ocean Co. Ltd.	—	3,242	3,242
MSCI	USD	19	03/24/27	At Maturity	1 day USD SOFR+0.375	Samsung Heavy Industries Co. Ltd.	—	5,217	5,217
MSCI	USD	26	03/24/27	At Maturity	1 day USD SOFR+0.375	HD Hyundai Heavy Industries Co. Ltd.	—	4,484	4,484
MSCI	USD	15	03/24/27	At Maturity	1 Day USD SOFR	Hyundai Rotem Co. Ltd.	—	1,188	1,188
MSCI	USD	13	03/24/27	At Maturity	1 Day USD SOFR	Hanwha Systems Co. Ltd.	—	1,518	1,518
MSCI	USD	14	03/24/27	At Maturity	0.000	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	—	1,338	1,338
MSCI	USD	14	03/24/27	At Maturity	0.000	HD Hyundai Mipo	—	1,933	1,933
MSCI	USD	4	10/11/27	At Maturity	0.000	Thai Oil PCL	—	119	119
MSCI	USD	1	10/11/27	At Maturity	0.000	Star Petroleum Refining PCL	—	51	51
					0.000		$—	$439,025	$439,025

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	COP	201,581,800	USD	50,000	11/19/25	$(2,186)
BNP	SEK	186,497	USD	20,000	11/19/25	351
BNP	USD	380,000	BRL	2,128,645	11/19/25	14,074
BNP	USD	160,000	MXN	3,001,153	11/19/25	1,287
BNP	USD	20,000	SEK	187,808	11/19/25	(214)
BNP	USD	20,000	TWD	608,529	11/19/25	(184)
BNP	ZAR	177,542	USD	10,000	11/19/25	(230)
BNP	MXN	3,010,390	USD	160,000	12/17/25	(1,308)
BNP	USD	20,000	CLP	18,962,000	12/17/25	121
BNP	USD	10,000	PHP	572,597	12/17/25	(280)
BNP	USD	20,000	SEK	186,206	12/17/25	(349)
BOA	CZK	418,111	USD	20,000	11/19/25	188
BOA	HUF	13,633,365	USD	40,000	11/19/25	(482)
BOA	JPY	2,938,212	USD	20,000	11/19/25	907
BOA	MXN	376,837	USD	20,000	11/19/25	(252)
BOA	NZD	10,000	USD	5,921	11/19/25	195
BOA	USD	40,000	CAD	55,190	11/19/25	(617)
BOA	USD	10,000	CHF	7,893	11/19/25	(175)
BOA	USD	10,000	HUF	3,389,920	11/19/25	66
BOA	USD	30,000	NOK	305,752	11/19/25	185
BOA	USD	10,000	SEK	93,243	11/19/25	(176)
BOA	USD	10,000	TWD	304,064	11/19/25	(98)
BOA	USD	30,000	ZAR	532,050	11/19/25	656

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	ZAR	887,578	USD	50,000	11/19/25	$(1,141)
BOA	CAD	110,328	USD	80,000	12/17/25	1,160
BOA	CZK	206,256	USD	10,000	12/17/25	635
BOA	MXN	186,774	USD	10,000	12/17/25	(8)
BOA	NZD	10,000	USD	5,808	12/17/25	75
BOA	PLN	73,074	USD	20,000	12/17/25	220
BOA	SEK	92,766	USD	10,000	12/17/25	210
BOA	USD	10,000	CHF	7,794	12/17/25	(266)
BOA	USD	54,256	GBP	40,000	12/17/25	(1,706)
BOA	USD	10,000	IDR	168,321,000	12/17/25	117
BOA	USD	30,000	ZAR	523,580	12/17/25	110
DB	AUD	60,000	USD	39,228	11/19/25	(37)
DB	BRL	2,087,146	USD	380,000	11/19/25	(6,391)
DB	COP	81,735,700	USD	20,000	11/19/25	(1,160)
DB	EUR	10,000	USD	11,717	11/19/25	181
DB	GBP	30,000	USD	40,560	11/19/25	1,148
DB	HUF	3,387,578	USD	10,000	11/19/25	(59)
DB	IDR	165,420,000	USD	10,000	11/19/25	54
DB	JPY	16,048,901	USD	110,000	11/19/25	5,713
DB	MXN	1,506,451	USD	80,000	11/19/25	(959)
DB	NOK	2,779,727	USD	280,000	11/19/25	5,575
DB	USD	6,564	AUD	10,000	11/19/25	(20)
DB	USD	10,000	CLP	9,602,600	11/19/25	189
DB	USD	300,000	COP	1,229,034,000	11/19/25	18,178
DB	USD	130,000	INR	11,497,628	11/19/25	(582)
DB	USD	250,000	NOK	2,549,296	11/19/25	1,676
DB	USD	240,000	PHP	13,739,530	11/19/25	(6,602)
DB	USD	10,000	SEK	93,886	11/19/25	(109)
DB	USD	80,000	TWD	2,415,480	11/19/25	(1,342)
DB	ZAR	178,472	USD	10,000	11/19/25	(283)
DB	CZK	205,130	USD	10,000	12/17/25	273
DB	PHP	582,590	USD	10,000	12/17/25	110
DB	TWD	2,407,960	USD	80,000	12/17/25	1,437
DB	USD	380,000	BRL	2,100,636	12/17/25	6,466
DB	USD	20,000	CLP	19,097,400	12/17/25	265
DB	USD	40,559	GBP	30,000	12/17/25	(1,146)
DB	USD	10,000	INR	888,830	12/17/25	(10)
DB	USD	280,000	NOK	2,779,903	12/17/25	(5,571)
DB	USD	10,000	PEN	34,916	12/17/25	358
DB	USD	10,000	PHP	573,270	12/17/25	(268)
GS	BRL	54,926	USD	10,000	11/19/25	(168)
GS	CAD	249,025	USD	180,000	11/19/25	2,304
GS	COP	121,625,200	USD	30,000	11/19/25	(1,487)
GS	IDR	9,576,600,000	USD	580,000	11/19/25	4,212
GS	INR	2,641,140	USD	30,000	11/19/25	271
GS	MXN	376,952	USD	20,000	11/19/25	(258)
GS	MYR	1,515,257	USD	360,000	11/19/25	(1,992)
GS	PEN	247,810	USD	70,000	11/19/25	(3,577)
GS	PHP	16,619,030	USD	290,000	11/19/25	7,687

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GS	PLN	585,530	USD	160,000	11/19/25	$1,466
GS	THB	4,828,360	USD	150,000	11/19/25	500
GS	THB	1,297,656	USD	40,000	11/19/25	(179)
GS	TWD	3,811,730	USD	130,000	11/19/25	5,875
GS	USD	13,180	AUD	20,000	11/19/25	(92)
GS	USD	10,000	BRL	55,362	11/19/25	249
GS	USD	10,000	CHF	7,939	11/19/25	(117)
GS	USD	290,000	CLP	281,227,020	11/19/25	8,406
GS	USD	10,000	HUF	3,422,138	11/19/25	161
GS	USD	540,000	INR	47,611,360	11/19/25	(4,081)
GS	USD	350,000	MYR	1,472,348	11/19/25	1,741
GS	USD	20,000	MYR	83,649	11/19/25	(16)
GS	USD	5,952	NZD	10,000	11/19/25	(227)
GS	USD	10,000	SEK	95,205	11/19/25	30
GS	USD	10,000	SEK	94,065	11/19/25	(90)
GS	USD	580,000	SGD	740,992	11/19/25	(10,042)
GS	USD	220,000	THB	6,970,062	11/19/25	(4,187)
GS	USD	20,000	TWD	606,520	11/19/25	(249)
GS	USD	10,000	ZAR	178,204	11/19/25	268
GS	ZAR	4,754,023	USD	270,000	11/19/25	(3,918)
GS	CAD	13,725	USD	10,000	12/17/25	192
GS	CZK	206,987	USD	10,000	12/17/25	185
GS	MXN	924,747	USD	50,000	12/17/25	573
GS	MYR	1,428,403	USD	340,000	12/17/25	(1,549)
GS	NZD	10,000	USD	5,880	12/17/25	147
GS	SEK	94,164	USD	10,000	12/17/25	145
GS	SGD	739,450	USD	580,000	12/17/25	10,034
GS	THB	7,593,063	USD	240,000	12/17/25	4,366
GS	TWD	606,020	USD	20,000	12/17/25	381
GS	USD	6,676	AUD	10,000	12/17/25	(130)
GS	USD	10,000	BRL	54,446	12/17/25	17
GS	USD	160,000	CAD	221,128	12/17/25	(1,982)
GS	USD	40,000	CLP	38,194,756	12/17/25	528
GS	USD	13,519	GBP	10,000	12/17/25	(381)
GS	USD	10,000	IDR	167,660,000	12/17/25	78
GS	USD	490,000	IDR	8,098,140,000	12/17/25	(3,246)
GS	USD	290,000	MYR	1,220,232	12/17/25	1,773
GS	USD	20,000	MYR	83,450	12/17/25	(46)
GS	USD	20,000	PEN	70,179	12/17/25	818
GS	USD	310,000	PHP	17,773,730	12/17/25	(8,272)
GS	USD	270,000	ZAR	4,763,878	12/17/25	3,962
HSBC	AUD	10,000	USD	6,431	11/19/25	(113)
HSBC	KRW	13,906,300	USD	10,000	11/19/25	233
JPMCB	TRY	7,224,320	USD	149,209	03/16/26	(5,138)
JPMCB	USD	149,000	TRY	7,224,320	03/16/26	5,346
JPMCB	EGP	45,691,449	USD	877,673	03/18/26	(41,374)
JPMCB	USD	811,424	EGP	45,691,449	03/18/26	107,623
JPMCB	HKD	3,189,174	USD	415,278	05/08/26	3,718
JPMCB	USD	412,497	HKD	3,189,174	05/08/26	(937)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	USD	982,163	EGP	54,834,001	09/16/26	$50,171
JPMCB	USD	684,824	TRY	37,519,475	09/16/26	10,158
JPMCB	TRY	10,368,000	USD	144,000	09/27/27	(234)
JPMCB	USD	143,654	TRY	10,368,000	09/27/27	580
JPMCB	TRY	10,007,760	USD	222,000	11/06/25	(15,649)
JPMCB	USD	221,617	TRY	10,007,760	11/06/25	16,032
JPMCB	BRL	1,104,146	USD	187,780	11/07/25	(17,276)
JPMCB	USD	187,671	BRL	1,104,147	11/07/25	17,385
JPMCB	EUR	10,000	USD	11,774	11/19/25	238
JPMCB	USD	11,707	EUR	10,000	11/19/25	(171)
JPMCB	BRL	4,082,701	USD	754,474	12/17/25	6,921
JPMCB	BRL	182,273	USD	32,781	12/17/25	(18,532)
JPMCB	CLP	345,222,371	USD	360,188	12/17/25	(10,854)
JPMCB	IDR	2,345,051,510	USD	141,840	12/17/25	1,226
JPMCB	IDR	10,527,884,140	USD	629,727	12/17/25	(3,106)
JPMCB	INR	60,612,022	USD	683,301	12/17/25	2,029
JPMCB	KRW	915,800,540	USD	660,542	12/17/25	17,575
JPMCB	PHP	3,262,947	USD	57,246	12/17/25	3,008
JPMCB	THB	10,093,940	USD	314,000	12/17/25	756
JPMCB	TRY	21,492,475	USD	481,867	12/17/25	(11,590)
JPMCB	TWD	4,286,842	USD	143,224	12/17/25	4,002
JPMCB	USD	3,203,283	BRL	17,658,217	12/17/25	45,397
JPMCB	USD	1,591,000	BRL	8,604,921	12/17/25	(7,906)
JPMCB	USD	843,000	CLP	803,304,019	12/17/25	9,402
JPMCB	USD	149,000	IDR	2,509,025,520	12/17/25	1,810
JPMCB	USD	206,988	IDR	3,438,242,400	12/17/25	(326)
JPMCB	USD	236,000	INR	21,063,127	12/17/25	748
JPMCB	USD	812,127	INR	71,860,154	12/17/25	(4,424)
JPMCB	USD	1,274,458	KRW	1,769,500,281	12/17/25	(30,021)
JPMCB	USD	61,121	MXN	1,142,093	12/17/25	76
JPMCB	USD	20,000	PHP	1,145,083	12/17/25	(561)
JPMCB	USD	478,154	TRY	21,492,475	12/17/25	15,302
MSCI	CNY	479,875	USD	67,535	11/14/25	139
MSCI	CNY	10,374,643	USD	1,453,490	11/14/25	(7,087)
MSCI	USD	354,318	CNY	2,505,492	11/14/25	(1,877)
MSCI	CAD	41,366	USD	30,000	11/19/25	482
MSCI	CHF	278,980	USD	350,000	11/19/25	2,727
MSCI	CLP	296,679,300	USD	310,000	11/19/25	(4,801)
MSCI	COP	789,932,000	USD	200,000	11/19/25	(4,501)
MSCI	CZK	209,494	USD	10,000	11/19/25	73
MSCI	INR	57,674,300	USD	650,000	11/19/25	811
MSCI	JPY	1,456,926	USD	10,000	11/19/25	533
MSCI	MXN	943,866	USD	50,000	11/19/25	(724)
MSCI	MYR	42,194	USD	10,000	11/19/25	(80)
MSCI	NZD	10,000	USD	5,912	11/19/25	186
MSCI	PEN	104,559	USD	30,000	11/19/25	(1,044)
MSCI	SEK	477,418	USD	50,000	11/19/25	(299)
MSCI	THB	1,286,810	USD	40,000	11/19/25	156
MSCI	USD	13,227	AUD	20,000	11/19/25	(139)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	USD	210,000	CAD	287,009	11/19/25	$(5,199)
MSCI	USD	20,000	CHF	15,864	11/19/25	(252)
MSCI	USD	11,786	EUR	10,000	11/19/25	(250)
MSCI	USD	30,000	HUF	10,149,537	11/19/25	138
MSCI	USD	30,000	INR	2,657,700	11/19/25	(85)
MSCI	USD	10,000	KRW	13,877,430	11/19/25	(253)
MSCI	USD	10,000	MXN	187,595	11/19/25	82
MSCI	USD	150,000	PEN	533,136	11/19/25	8,292
MSCI	USD	30,000	PHP	1,713,210	11/19/25	(897)
MSCI	USD	10,000	SEK	93,998	11/19/25	(97)
MSCI	ZAR	532,761	USD	30,000	11/19/25	(696)
MSCI	USD	38,867	KRW	53,258,314	11/20/25	(1,459)
MSCI	CAD	27,571	USD	20,000	12/17/25	297
MSCI	CZK	207,551	USD	10,000	12/17/25	158
MSCI	HUF	6,754,038	USD	20,000	12/17/25	(20)
MSCI	KRW	27,813,360	USD	20,000	12/17/25	439
MSCI	MXN	1,298,770	USD	70,000	12/17/25	406
MSCI	NZD	20,000	USD	11,642	12/17/25	176
MSCI	USD	13,346	AUD	20,000	12/17/25	(254)
MSCI	USD	310,000	CLP	296,725,800	12/17/25	4,862
MSCI	USD	190,000	COP	752,561,500	12/17/25	4,084
MSCI	USD	630,000	INR	56,005,740	12/17/25	(500)
MSCI	USD	10,000	JPY	1,461,478	12/17/25	(476)
MSCI	USD	40,000	MYR	166,881	12/17/25	(97)
MSCI	USD	50,000	PEN	174,915	12/17/25	1,889
MSCI	USD	10,000	TWD	298,505	12/17/25	(261)
MSCI	USD	30,000	ZAR	524,723	12/17/25	176
MSCI	USD	30,000	ZAR	521,316	12/17/25	(20)
MSCI	ZAR	347,315	USD	20,000	12/17/25	27
SCB	AUD	20,000	USD	12,912	11/19/25	(176)
SCB	CAD	82,575	USD	60,000	11/19/25	1,077
SCB	CHF	7,938	USD	10,000	11/19/25	119
SCB	JPY	5,865,048	USD	40,000	11/19/25	1,888
SCB	NOK	99,281	USD	10,000	11/19/25	199
SCB	NZD	30,000	USD	17,591	11/19/25	413
SCB	PEN	177,161	USD	50,000	11/19/25	(2,600)
SCB	SGD	12,743	USD	10,000	11/19/25	198
SCB	USD	26,103	AUD	40,000	11/19/25	73
SCB	USD	39,462	AUD	60,000	11/19/25	(197)
SCB	USD	20,000	CAD	27,364	11/19/25	(474)
SCB	USD	30,000	CHF	23,729	11/19/25	(462)
SCB	USD	10,000	CLP	9,632,500	11/19/25	221
SCB	USD	40,611	GBP	30,000	11/19/25	(1,197)
SCB	USD	590,000	IDR	9,638,830,000	11/19/25	(10,470)
SCB	USD	40,000	JPY	5,843,938	11/19/25	(2,025)
SCB	USD	10,000	NOK	101,890	11/19/25	59
SCB	USD	23,883	NZD	40,000	11/19/25	(979)
SCB	USD	10,000	THB	316,771	11/19/25	(192)
SCB	CAD	124,372	USD	90,000	12/17/25	1,123

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SCB	CHF	15,774	USD	20,000	12/17/25	$949
SCB	GBP	10,000	USD	13,441	12/17/25	304
SCB	MXN	1,113,684	USD	60,000	12/17/25	326
SCB	NZD	70,000	USD	41,069	12/17/25	938
SCB	PHP	1,747,731	USD	30,000	12/17/25	2,960
SCB	SGD	25,499	USD	20,000	12/17/25	346
SCB	THB	637,611	USD	20,000	12/17/25	213
SCB	THB	645,928	USD	20,000	12/17/25	(142)
SCB	USD	53,054	AUD	80,000	12/17/25	(685)
SCB	USD	10,000	COP	38,785,900	12/17/25	3
SCB	USD	30,000	JPY	4,431,745	12/17/25	(1,119)
SCB	USD	29,842	NZD	50,000	12/17/25	(1,178)
SCB	USD	10,000	PEN	34,954	12/17/25	369
SCB	USD	10,000	PHP	570,512	12/17/25	(315)
SG	AUD	60,000	USD	39,687	11/19/25	422
SG	INR	1,765,942	USD	20,000	11/19/25	122
SG	JPY	1,474,740	USD	10,000	11/19/25	417
SG	SGD	726,031	USD	570,000	11/19/25	11,549
SG	USD	290,000	CHF	230,031	11/19/25	(3,659)
SG	USD	30,000	CZK	625,214	11/19/25	(375)
SG	USD	150,000	JPY	22,022,183	11/19/25	(6,898)
SG	USD	20,000	PHP	1,142,180	11/19/25	(598)
SG	USD	160,000	PLN	583,780	11/19/25	(1,940)
SG	USD	330,000	ZAR	5,886,410	11/19/25	9,165
SG	CHF	221,367	USD	280,000	12/17/25	3,526
SG	CZK	624,902	USD	30,000	12/17/25	369
SG	JPY	21,961,472	USD	150,000	12/17/25	6,881
SG	PLN	620,314	USD	170,000	12/17/25	2,094
SG	THB	321,232	USD	10,000	12/17/25	31
SG	USD	39,701	AUD	60,000	12/17/25	(424)
SG	USD	10,000	PHP	570,590	12/17/25	(314)
SSB	CAD	377,000	USD	274,400	12/29/25	4,828
SSB	EUR	137,000	USD	162,010	12/29/25	3,603
JPMCB	INR	19,725,302	USD	221,414	12/17/25	(334)
DB	USD	10,000	COP	39,358,800	12/17/25	151
BOA	MXN	185,057	USD	10,000	12/17/25	84
GS	THB	967,593	USD	30,000	12/17/25	(57)
BOA	USD	10,000	HUF	3,325,855	12/17/25	(142)
MSCI	PHP	580,330	USD	10,000	12/17/25	331
SCB	NOK	99,673	USD	10,000	12/17/25	160
MSCI	USD	10,000	HUF	3,343,439	12/17/25	(90)
BOA	USD	190,000	PLN	697,116	12/17/25	(1,305)
MSCI	USD	20,000	KRW	28,191,640	12/17/25	(174)
DB	CLP	9,658,000	USD	10,000	12/17/25	(248)
GS	CLP	19,262,441	USD	20,000	12/17/25	(490)
BOA	USD	10,000	ZAR	172,990	12/17/25	(52)
MSCI	MYR	42,082	USD	10,000	12/17/25	(62)
JPMCB	KRW	337,355,280	USD	237,000	12/17/25	(5,134)
JPMCB	USD	500,127	THB	16,310,601	12/17/25	6,036

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
DB	PEN	309,249	USD	90,000	12/17/25	$(1,740)
MSCI	USD	350,000	CLP	331,520,000	01/21/26	1,737
GS	USD	210,000	COP	831,377,400	01/21/26	3,408
BNP	USD	640,000	INR	57,162,880	01/21/26	1,298
MSCI	USD	20,000	KRW	28,316,090	01/21/26	(53)
DB	USD	90,000	PEN	309,528	01/21/26	1,725
SCB	USD	270,000	PHP	15,771,510	01/21/26	(2,467)
DB	USD	110,000	TWD	3,345,320	12/17/25	(855)
GS	BRL	2,111,721	USD	390,000	12/17/25	1,495
MSCI	CLP	331,460,500	USD	350,000	12/17/25	(1,720)
GS	COP	827,618,400	USD	210,000	12/17/25	(3,441)
BNP	INR	57,043,200	USD	640,000	12/17/25	(1,161)
GS	USD	390,000	BRL	2,127,002	01/21/26	(1,758)
GS	MYR	1,051,025	USD	250,000	01/21/26	(1,549)
DB	TWD	3,332,450	USD	110,000	01/21/26	1,181
SG	TWD	302,922	USD	10,000	01/21/26	94
MSCI	CZK	209,327	USD	10,000	01/21/26	727
MSCI	USD	100,000	CZK	2,095,295	12/17/25	(646)
DB	CHF	7,941	USD	10,000	01/21/26	42
DB	USD	100,000	JPY	15,211,908	12/17/25	(866)
MSCI	USD	10,000	SEK	94,494	12/17/25	(28)
DB	JPY	15,159,255	USD	100,000	01/21/26	868
MSCI	SEK	94,296	USD	10,000	01/21/26	90
SG	SGD	772,478	USD	600,000	01/21/26	3,095
SG	USD	93,431	GBP	70,000	01/21/26	(1,471)
SG	USD	600,000	SGD	774,368	12/17/25	(3,120)
SG	CAD	55,555	USD	40,000	01/21/26	232
SG	GBP	70,000	USD	93,448	12/17/25	1,484
MSCI	USD	34,703	NZD	60,000	12/17/25	(305)
MSCI	NZD	60,000	USD	34,753	01/21/26	304
MSCI	USD	111,949	AUD	170,000	01/21/26	(638)
SG	USD	40,000	CAD	55,644	12/17/25	(237)
MSCI	AUD	170,000	USD	111,920	12/17/25	636
GS	NOK	2,704,807	USD	270,000	12/17/25	2,985
SG	CHF	277,923	USD	350,000	01/21/26	1,487
BOA	PLN	661,133	USD	180,000	01/21/26	1,116
SG	EUR	10,000	USD	11,675	01/21/26	99
SCB	MXN	185,392	USD	10,000	01/21/26	4,036
GS	THB	324,434	USD	10,000	01/21/26	(229)
BOA	SEK	94,303	USD	10,000	01/21/26	265
SG	ZAR	6,041,931	USD	350,000	12/17/25	2,539
SCB	USD	370,000	MXN	6,834,071	12/17/25	(3,805)
SG	THB	12,004,380	USD	370,000	01/21/26	(3,578)
GS	USD	270,000	NOK	2,705,162	01/21/26	(2,988)
SG	USD	350,000	CHF	279,034	12/17/25	(1,503)
SG	USD	350,000	ZAR	6,057,764	01/21/26	(2,485)
BOA	USD	10,000	JPY	1,521,169	12/17/25	(87)
SG	USD	370,000	THB	12,029,699	12/17/25	3,316
MSCI	BRL	2,121,582	USD	386,797	01/15/26	(1,057)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	USD	10,000	KRW	14,147,200	01/21/26	$(34)
GS	TWD	303,530	USD	10,000	01/21/26	250
SCB	PEN	34,533	USD	10,000	01/21/26	(590)
SCB	CHF	7,963	USD	10,000	01/21/26	115
BOA	CZK	418,997	USD	20,000	01/21/26	145
MSCI	USD	10,000	HUF	3,393,681	01/21/26	37
BOA	SEK	189,311	USD	20,000	01/21/26	(36)
BOA	EUR	10,000	USD	11,639	01/21/26	191
MSCI	USD	10,000	JPY	1,512,000	01/21/26	(113)
SG	IDR	8,470,322,250	USD	510,000	12/17/25	875
SG	USD	510,000	IDR	8,479,877,100	01/21/26	(513)
JPMCB	THB	3,794,953	USD	117,000	12/17/25	(5,081)
MSCI	USD	10,000	INR	891,120	01/21/26	(3)
CITI	COP	39,800,240	USD	10,000	01/21/26	(216)
MSCI	BRL	112,062	USD	20,000	01/21/26	(780)
MSCI	USD	207,700	BRL	1,155,560	01/15/26	3,552
MSCI	EUR	10,000	USD	11,645	01/21/26	264
SCB	USD	20,000	JPY	3,014,979	01/21/26	(284)
SCB	CZK	209,671	USD	10,000	01/21/26	50
DB	USD	2,452,637	EUR	2,105,000	01/16/26	(16,373)
GS	USD	30,000	IDR	499,080,000	01/21/26	(14)
SCB	USD	20,000	KRW	28,487,300	01/21/26	67
GS	PEN	34,429	USD	10,000	01/21/26	(624)
MSCI	MXN	187,583	USD	10,000	01/21/26	(14)
GS	SEK	94,741	USD	10,000	01/21/26	(18)
MSCI	AUD	10,000	USD	6,472	01/21/26	(187)
BOA	USD	5,719	NZD	10,000	01/21/26	23
JPMCB	USD	20,000	TWD	614,354	12/17/25	44
SCB	USD	28,827	NZD	50,000	01/21/26	(120)
SG	USD	10,000	JPY	1,497,528	01/21/26	(207)
GS	CLP	19,213,695	USD	20,000	01/21/26	(562)
SG	USD	10,000	KRW	14,149,940	01/21/26	(33)
MSCI	MXN	186,257	USD	10,000	01/21/26	116
SCB	USD	10,000	CAD	13,977	01/21/26	5
DB	USD	10,000	HUF	3,365,178	01/21/26	(47)
GS	COP	39,281,600	USD	10,000	01/21/26	(273)
MSCI	CLP	9,584,800	USD	10,000	01/21/26	(418)
GS	USD	10,000	IDR	166,437,000	01/21/26	0
GS	USD	10,000	KRW	14,177,346	01/21/26	(13)
DB	USD	10,000	INR	883,883	01/21/26	(84)
MSCI	COP	38,261,600	USD	10,000	01/21/26	179
SCB	AUD	20,000	USD	12,931	01/21/26	(315)
SCB	USD	17,215	NZD	30,000	01/21/26	10
BOA	USD	10,000	HUF	3,358,289	01/21/26	(67)
MSCI	KRW	53,258,314	USD	37,438	11/20/25	30
SCB	USD	10,000	IDR	166,339,000	01/21/26	(6)
GS	SEK	93,856	USD	10,000	01/21/26	202
BOA	AUD	20,000	USD	12,987	01/21/26	(109)
GS	USD	10,000	HUF	3,365,053	01/21/26	(47)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	PEN	101,220	USD	30,000	01/21/26	$5
MSCI	USD	60,000	MYR	252,656	01/21/26	470
GS	AUD	20,000	USD	12,980	01/21/26	(115)
JPMCB	COP	463,091,000	USD	118,000	12/17/25	(1,430)
DB	TWD	305,820	USD	10,000	01/21/26	(38)
MSCI	ZAR	527,312	USD	30,000	01/21/26	(250)
GS	CZK	209,355	USD	10,000	01/21/26	180
BOA	USD	20,000	NOK	200,652	01/21/26	(195)
MSCI	USD	10,000	PLN	36,554	01/21/26	(109)
JPMCB	USD	30,000	KRW	42,857,880	12/17/25	141
DB	PEN	34,049	USD	10,000	01/21/26	(90)
GS	USD	10,000	KRW	14,331,587	01/21/26	95
GS	MXN	371,767	USD	20,000	01/21/26	295
BOA	ZAR	174,862	USD	10,000	01/21/26	(31)
GS	USD	20,000	PLN	73,107	01/21/26	(219)
JPMCB	TWD	461,781	USD	15,000	12/17/25	(125)
MSCI	COP	39,010,800	USD	10,000	01/21/26	(14)
MSCI	CHF	7,882	USD	10,000	01/21/26	257
SG	CZK	209,067	USD	10,000	01/21/26	78
MSCI	ZAR	173,382	USD	10,000	01/21/26	175
GS	USD	5,779	NZD	10,000	01/21/26	(37)
SCB	AUD	10,000	USD	6,556	01/21/26	15
SCB	USD	10,000	NOK	100,168	01/21/26	(113)
JPMCB	PHP	589,210	USD	10,000	12/17/25	(70)
JPMCB	USD	650,000	CLP	611,157,634	12/17/25	(1,488)
MSCI	CLP	9,370,600	USD	10,000	01/21/26	58
GS	USD	10,000	INR	886,400	01/21/26	(56)
JPMCB	USD	194,401	THB	6,261,450	12/17/25	(90)
JPMCB	USD	86,630	PHP	5,134,100	12/17/25	527
JPMCB	USD	264,000	MXN	4,883,381	11/28/25	(1,809)
JPMCB	CNH	6,529,248	USD	921,842	11/28/25	6,097
JPMCB	SGD	537,626	USD	416,196	11/28/25	2,425
JPMCB	USD	869,860	PLN	3,161,594	11/28/25	(13,911)
JPMCB	CZK	4,022,357	USD	192,953	11/28/25	2,322
JPMCB	USD	555,488	HUF	185,459,046	11/28/25	(5,131)
JPMCB	USD	722,263	SEK	6,762,498	11/28/25	(9,416)
JPMCB	USD	2,018,641	ZAR	34,881,915	11/28/25	(10,030)
JPMCB	USD	333,024	NOK	3,333,398	11/28/25	(3,940)
JPMCB	MXN	7,621,716	USD	412,771	11/28/25	28,381
JPMCB	USD	119,817	COP	463,091,000	12/17/25	(386)
GS	USD	50,000	PEN	170,065	01/21/26	397
MSCI	PHP	593,080	USD	10,000	01/21/26	(60)
SCB	TWD	304,560	USD	10,000	01/21/26	40
GS	USD	10,000	BRL	54,840	01/21/26	10
BNP	CLP	18,811,220	USD	20,000	01/21/26	42
GS	USD	40,000	MYR	167,282	01/21/26	37
DB	USD	30,000	KRW	42,759,300	01/21/26	121
SCB	USD	13,213	GBP	10,000	01/21/26	(76)
BOA	USD	5,797	NZD	10,000	01/21/26	(55)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	BRL	112,279	USD	20,530	01/15/26	$4
DB	IDR	166,615,000	USD	10,000	01/21/26	(11)
SSB	USD	194,745	GBP	148,376	11/03/25	178
SSB	GBP	148,000	USD	194,918	11/03/25	490
SSB	USD	58,323	GBP	44,363	11/03/25	(44)
BNP	USD	26,394	GBP	20,000	01/21/26	(119)
BOA	USD	6,582	AUD	10,000	01/21/26	(34)
BOA	ZAR	173,063	USD	10,000	01/21/26	106
GS	USD	10,000	THB	322,128	01/21/26	25
JPMCB	ZAR	2,592,022	USD	150,000	11/28/25	743
JPMCB	USD	222,000	JPY	34,132,500	11/04/25	(519)
JPMCB	JPY	34,132,500	USD	222,137	11/28/25	138
SSB	USD	2,186	EUR	1,891	11/03/25	(6)
JPMCB	USD	10,000	HUF	3,370,327	11/28/25	2
JPMCB	USD	10,000	ZAR	173,708	11/28/25	3
BOA	PHP	1,769,580	USD	30,000	01/21/26	(18)
MSCI	IDR	499,908,000	USD	30,000	01/21/26	(223)
BOA	EUR	2,105,000	USD	2,436,777	01/16/26	514
SSB	GBP	5,508	USD	7,237	11/04/25	1
GS	HUF	3,372,052	USD	10,000	01/21/26	27
MSCI	USD	10,000	SGD	12,936	01/21/26	(4)
SSB	USD	3,921	EUR	3,388	11/04/25	(16)
BOA	USD	6,545	AUD	10,000	01/21/26	2
SSB	USD	9,789	GBP	7,457	11/04/25	7
SSB	GBP	2,431	USD	3,191	11/04/25	(9)
JPMCB	ZAR	1,558,144	USD	89,478	11/28/25	(245)
JPMCB	MXN	1,669,984	USD	89,623	11/28/25	(40)
GS	TWD	612,380	USD	20,000	01/21/26	(26)
Net unrealized appreciation (depreciation)						$170,637

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$95,429,072	$70	$—	$95,429,142
Exchange traded funds	2,117,153	—	—	2,117,153
Investment companies	19,633,037	—	—	19,633,037
Warrant	1,155	—	—	1,155
Corporate bonds	—	101,974,688	—	101,974,688
Non-U.S. government agency obligations	—	2,720,527	—	2,720,527
U.S. Treasury obligations	—	1,526,039	—	1,526,039

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Short-term investments	$111,431,957	$—	$—	$111,431,957
Short-term U.S. Treasury obligations	—	6,580,679	—	6,580,679
Options purchased	—	67,945	—	67,945
Foreign exchange options purchased	—	973,384	—	973,384
Equity options purchased	691,038	—	—	691,038
Swaptions Purchased	—	90,702	—	90,702
Futures contracts	486,668	—	—	486,668
Swap agreements	—	929,275	—	929,275
Forward foreign currency contracts	—	610,787	—	610,787
Total	$229,790,080	$115,474,096	$—	$345,264,176

Liabilities
Investments sold short
Common stocks	$(105,049,908)	$—	$—	$(105,049,908)
Exchange traded funds	(17,241,048)	—	—	(17,241,048)
Preferred stocks	(67,491)	—	—	(67,491)
U.S. Treasury obligations	—	(5,214,085)	—	(5,214,085)
Options written	—	(10,391)	—	(10,391)
Foreign exchange options written	—	(34,837)	—	(34,837)
Equity options written	(114,100)	—	—	(114,100)
Swaptions written	—	(134,407)	—	(134,407)
Futures contracts	(319,472)	—	—	(319,472)
Swap agreements	—	(821,989)	—	(821,989)
Forward foreign currency contracts	—	(440,150)	—	(440,150)
Total	$(122,792,019)	$(6,655,859)	$—	$(129,447,878)

At October 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

† Amount represents less than 0.05% or (0.05)%.

*	Non–income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
2	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $36,154,495, represented 13.0% of the Portfolio's net assets at period end.
4	In U.S. dollars unless otherwise indicated.
5	Zero coupon bond.
6	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
7	Payment–in–kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
8	Rate shown reflects yield at October 31, 2025.
9	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
10	Payments made or received are based on the notional amount.

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2025 (unaudited)

11	Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
12	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
13	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Select Advisors Trust

Glossary of terms used in the Portfolio of investments
October 31, 2025 (unaudited)

Portfolio acronyms:
ABS ACES ADR AGM AID AMBAC AMT ARM BAM BBSW BOBL CAC CBOE CDO CDI CDX.EM.S CDX.NA.HY.S CJSC CLO CMT COFI COP CORRA CPI DAC DIP ETF EURIBOR FHA FHLB FHLMC FNMA FRN GDR GMAC GNMA GO GSAMP GTD

Asset-backed Security

Alternative Credit Enhancement Securities

American Depositary Receipt

Assured Guaranty Municipal

Anticipation Certificates of Indebtedness

American Municipal Bond Assurance Corporation

Alternative Minimum Tax

Adjustable Rate Mortgage

Build America Mutual

Bank Bill Swap Rate

Bundesobligationen

Cotation Assistée en Continu

Chicago Board Options Exchange

Collateralized Debt Obligation

Certificado de Depósito Interbancário

Markit Emerging Markets Index

Markit North American High Yield

Closed Joint Stock Company

Collateralized Loan Obligation

Constant Maturity Treasury Index

Cost of Funds Index

Certificate of Participation

Canadian Overnight Repo Rate Average

Consumer Price Index

Designated Activity Company

Debtor-in-possession

Exchange Traded Fund

Euro Interbank Offered Rate

Federal Housing Administration

Federal Home Loan Bank

Federal Home Loan Mortgage Corporation

Federal National Mortgage Association

Floating Rate Note

Global Depositary Receipt

General Motors Acceptance Corporation

Government National Mortgage Association

General Obligation

Goldman Sachs Asset Mortgage Passthrough

Guaranteed

IO JSC LIBOR MGIC MTA NIBOR NVDR OAT OBFR OTC PJSC PLC PO PRIBOR PSF RASC RBA IOCR REIT REMIC RFUCCT RPI SARON SBA SIFMA SOFR SONIA SPDR STR STRIP TBA TIPS TONA UMBS VRD WIBOR

Interest Only

Joint Stock Company

London Interbank Offered Rate

Mortgage Guaranty Insurance Corporation

Monthly Treasury Average Index

Norway Three Month Interbank Rate

Non-Voting Depository Receipt

Obligation Assimilables du Trésor (French Government Bonds)

Overnight Bank Funding Rate

Over The Counter

Private Joint Stock Company

Public Limited Company

Principal Only

Prague Interbank Offered Rate

Permanent School Fund

Retirement Administration Service Center

RBA Interbank Overnight Cash Rate

Real Estate Investment Trust

Real Estate Mortgage Investment Conduit

Refinitiv USD IBOR Consumer Cash Fallbacks

Retail Price Index

Swiss Average Rate Overnight

Small Business Administration

Municipal Swap Index Yield

Secured Overnight Financing Rate

Sterling Overnight Index Average

Standard and Poor's Depository Receipts

Short-term rate

Separate Trading of Registered Interest and Principal of Securities

To-Be-Announced Security

Treasury inflation protected securities

Tokyo Overnight Average Rate

Uniform Mortgage-Backed Securities

Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

Warsaw Interbank Offer Rate

Currency type abbreviations:
ARS AUD BRL CAD CHF CLP CNH CNY COP CZK DKK EUR GBP HKD HUF IDR ILS INR

Argentine Peso

Australian Dollar

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Yuan Renminbi Offshore

Chinese Yuan Renminbi

Colombian Peso

Czech Koruna

Danish Krone

Euro

British Pound

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Israeli Shekel

	Indian Rupee	JPY KRW MXN MYR NOK NZD PEN PHP PLN RON RUB SEK SGD THB TRY TWD USD ZAR

Japanese Yen

South Korean Won

Mexican Peso

Malaysian Ringgit

Norwegian Krone

New Zealand Dollar

Peruvian Sol

Philippine Peso

Polish Zloty

Romanian Leu

Russian Ruble

Swedish Krona

Singapore Dollar

Thai Baht

Turkish Lira

Taiwan Dollar

United States Dollar

South African Rand

Counterparty acronyms:
ANZ BB BNP BOA CIBC CITI CSI DB GS GSI HSBC

Australia and New Zealand Banking Group

Barclays Bank PLC

BNP Paribas

Bank of America

Canadian Imperial Bank of Commerce

Citibank NA

Credit Suisse International

Deutsche Bank AG

Goldman Sachs

Goldman Sachs International

HSBC Bank PLC

JPMCB MSCI NW RBC RBS SCB SG SSB TD WBC WF

JPMorgan Chase Bank

Morgan Stanley & Co. International PLC

National Westminster

Royal Bank of Canada

Royal Bank of Scotland PLC

Standard Chartered Bank

Societe Generale

State Street Bank and Trust Co.

Toronto-Dominion Bank

Westpac Banking Corp.

Wells Fargo Investment LLC

See accompanying notes to financial statements.

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Portfolio calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Portfolio’s portfolio of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2025.